Vanguard® Total International Stock Index Fund
Schedule of Investments (unaudited)
As of July 31, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (98.5%)
Argentina (0.0%)
*	Ternium Argentina SA	390	1
Australia (5.3%)
	Commonwealth Bank of Australia	22,445,762	1,594,039
	CSL Ltd.	6,322,923	1,287,454
	BHP Group Ltd. (XASX)	39,059,403	1,068,874
	National Australia Bank Ltd.	42,317,296	913,906
	BHP Group Ltd.	27,076,249	748,709
	Westpac Banking Corp.	45,791,266	693,424
	Australia & New Zealand Banking Group Ltd.	39,197,418	633,087
	Macquarie Group Ltd.	4,562,709	583,951
	Wesfarmers Ltd.	14,881,163	487,589
	Woodside Energy Group Ltd.	19,948,085	450,437
	Woolworths Group Ltd.	15,962,064	419,947
	Transurban Group	40,357,831	412,525
	Goodman Group	24,089,334	352,549
	Rio Tinto Ltd.	4,883,583	338,357
	Fortescue Metals Group Ltd.	20,910,837	269,092
	Amcor plc	19,757,656	258,470
	Coles Group Ltd.	16,685,908	219,759
	Aristocrat Leisure Ltd.	8,787,927	219,242
	Santos Ltd.	40,356,217	209,787
	South32 Ltd.	61,068,537	166,449
	ASX Ltd.	2,539,611	157,849
	QBE Insurance Group Ltd.	19,491,199	157,600
	Sonic Healthcare Ltd.	6,302,846	151,782
	Brambles Ltd.	18,847,624	151,699
	Telstra Corp. Ltd.	53,572,078	146,413
	Newcrest Mining Ltd. (XASX)	10,841,159	146,098
	James Hardie Industries plc	5,819,778	143,729
	Scentre Group	68,050,927	139,453
	Suncorp Group Ltd.	16,594,666	131,053
	APA Group	15,488,685	126,997
	Cochlear Ltd.	841,773	126,878
	Computershare Ltd.	7,051,039	124,571
	Ramsay Health Care Ltd.	2,295,144	113,384
*	Woodside Energy Group Ltd.	4,892,708	110,825
*	Xero Ltd.	1,658,510	109,260
	Insurance Australia Group Ltd.	32,384,090	101,899
	Origin Energy Ltd.	23,080,512	96,900
	Dexus	14,120,713	94,891
	Endeavour Group Ltd.	16,679,371	92,928

		Shares	Market Value ($000)
	Medibank Pvt Ltd.	36,264,613	87,199
*	Lottery Corp. Ltd.	27,362,983	86,798
	Stockland	31,326,480	84,885
	Mineral Resources Ltd.	2,190,663	83,473
	Northern Star Resources Ltd.	14,988,829	82,373
	Treasury Wine Estates Ltd.	9,481,225	81,729
	GPT Group	25,096,298	80,740
	Mirvac Group	51,783,914	78,452
	BlueScope Steel Ltd.	6,366,404	74,782
	SEEK Ltd.	4,590,080	74,346
	Ampol Ltd.	3,117,847	73,867
	WiseTech Global Ltd.	2,077,420	73,571
*	Lynas Rare Earths Ltd.	11,837,002	72,790
	Vicinity Centres	49,477,730	72,396
	Atlas Arteria Ltd.	12,620,250	68,671
*	Pilbara Minerals Ltd.	34,554,127	68,131
	Aurizon Holdings Ltd.	23,205,159	65,677
	Lendlease Corp. Ltd.	9,036,905	65,469
	Incitec Pivot Ltd.	25,396,562	64,707
	carsales.com Ltd.	4,403,754	64,199
	IGO Ltd.	8,148,072	63,847
	Orica Ltd.	5,341,831	63,313
	Washington H Soul Pattinson & Co. Ltd.	3,488,807	63,164
*	Allkem Ltd.	7,643,573	61,656
	REA Group Ltd.	660,818	58,300
	OZ Minerals Ltd.	4,296,622	57,382
	Charter Hall Group	6,167,575	55,737
	Bendigo & Adelaide Bank Ltd.	7,413,182	53,795
	AGL Energy Ltd.	8,853,469	52,144
	ALS Ltd.	6,341,685	52,087
*	NEXTDC Ltd.	5,965,656	49,661
	Worley Ltd.	4,910,103	49,554
	Whitehaven Coal Ltd.	11,218,466	49,394
	IDP Education Ltd.	2,370,868	47,702
	Steadfast Group Ltd.	12,634,752	47,368
	Bank of Queensland Ltd.	8,472,981	44,875
	Challenger Ltd.	8,784,965	43,396
	JB Hi-Fi Ltd.	1,447,158	42,851
	Evolution Mining Ltd.	22,651,043	41,843
	Domino's Pizza Enterprises Ltd.	799,010	40,853
	Qube Holdings Ltd.	19,354,212	37,646
	Iluka Resources Ltd.	5,502,672	37,347
	Metcash Ltd.	12,661,121	36,906
	Alumina Ltd.	33,196,672	36,059
*	Qantas Airways Ltd.	10,946,673	35,274
	Downer EDI Ltd.	8,897,873	34,641
	Cleanaway Waste Management Ltd.	17,932,260	34,546
	Reliance Worldwide Corp. Ltd.	10,490,025	32,775
*	AMP Ltd.	42,669,050	32,676
	Altium Ltd.	1,432,500	31,634
	nib holdings Ltd.	6,040,775	30,893
	Ansell Ltd.	1,676,121	30,773
	Reece Ltd.	2,833,621	30,604
	Shopping Centres Australasia Property Group	14,596,484	30,462
[1]	Uniti Group Ltd.	8,641,182	30,171
	Technology One Ltd.	3,633,157	30,145
	Beach Energy Ltd.	23,182,584	29,876
	Orora Ltd.	11,454,688	28,673

		Shares	Market Value ($000)
	Nine Entertainment Co. Holdings Ltd.	19,277,118	28,125
	Charter Hall Long Wale REIT	8,642,087	27,718
[2]	Breville Group Ltd.	1,841,647	27,227
	National Storage REIT	15,144,455	26,482
*	Star Entertainment Grp Ltd.	11,341,307	24,573
	ARB Corp. Ltd.	1,001,843	23,525
	Seven Group Holdings Ltd.	1,880,053	23,294
	Harvey Norman Holdings Ltd.	7,894,662	23,038
*,2	Flight Centre Travel Group Ltd.	1,883,696	22,908
	Eagers Automotive Ltd.	2,540,690	22,461
	Sims Ltd.	2,123,277	22,080
	HomeCo Daily Needs REIT	22,602,681	21,942
	TPG Telecom Ltd.	4,814,464	21,482
*,2	Liontown Resources Ltd.	22,594,903	21,225
	CSR Ltd.	6,526,126	20,944
	Bapcor Ltd.	4,463,483	20,928
[3]	Viva Energy Group Ltd.	11,057,655	20,773
	Champion Iron Ltd.	6,029,808	20,573
	Healius Ltd.	7,462,630	20,333
	Link Administration Holdings Ltd.	6,527,726	20,126
	BWP Trust	6,674,632	20,113
*	Paladin Energy Ltd.	38,036,951	19,894
*	Corporate Travel Management Ltd.	1,475,424	19,676
	IRESS Ltd.	2,432,891	19,509
[2]	Pro Medicus Ltd.	555,222	19,449
	Charter Hall Retail REIT	6,558,338	19,413
	Perseus Mining Ltd.	16,068,103	19,070
	Tabcorp Holdings Ltd.	27,185,690	18,964
[2]	Magellan Financial Group Ltd.	1,816,010	18,658
	Insignia Financial Ltd.	8,423,399	18,326
*,2	Core Lithium Ltd.	22,043,015	18,273
	GrainCorp Ltd. Class A	2,991,246	18,057
*,1,2	AVZ Minerals Ltd.	33,065,566	18,020
*,2	Webjet Ltd.	4,940,310	18,001
	Waypoint REIT Ltd.	9,745,414	17,952
	Deterra Royalties Ltd.	5,710,085	17,428
	Sandfire Resources Ltd.	5,340,576	17,235
	Pendal Group Ltd.	4,990,669	16,902
	Elders Ltd.	2,050,420	16,293
[2]	Perpetual Ltd.	758,987	16,200
	Ingenia Communities Group	4,898,601	16,063
	Premier Investments Ltd.	1,075,729	16,000
	Centuria Industrial REIT	6,993,646	15,604
	Nufarm Ltd.	4,198,663	15,291
	Super Retail Group Ltd.	2,162,562	15,096
	Arena REIT	4,399,995	14,936
[2]	InvoCare Ltd.	1,924,602	14,930
	AUB Group Ltd.	1,087,417	14,915
	Lifestyle Communities Ltd.	1,242,401	14,801
*	EVENT Hospitality & Entertainment Ltd.	1,417,451	14,178
*	Chalice Mining Ltd.	4,084,631	13,993
	Abacus Property Group	6,706,369	13,854
	Nickel Industries Ltd.	17,947,530	13,783
	Centuria Capital Group	9,126,256	13,425
	IPH Ltd.	2,164,896	13,364
	Credit Corp. Group Ltd.	764,747	13,001
	HUB24 Ltd.	743,147	12,838
*,2	Imugene Ltd.	73,219,480	12,746

		Shares	Market Value ($000)
*	West African Resources Ltd.	13,402,188	12,477
	Gold Road Resources Ltd.	12,747,212	12,460
*	Megaport Ltd.	1,798,205	12,346
	Johns Lyng Group Ltd.	2,272,992	12,084
	Brickworks Ltd.	804,618	11,897
	Cromwell Property Group	19,735,816	11,667
*	Silver Lake Resources Ltd.	11,391,996	11,519
	GUD Holdings Ltd.	1,842,816	11,401
*	Telix Pharmaceuticals Ltd.	2,170,488	11,337
	Regis Resources Ltd.	9,128,828	11,310
	Charter Hall Social Infrastructure REIT	4,232,098	11,242
*	De Grey Mining Ltd.	17,821,037	11,239
*	Capricorn Metals Ltd.	3,981,842	10,927
	Adbri Ltd.	6,113,672	10,903
*	ioneer Ltd.	27,148,857	10,772
	Boral Ltd.	5,281,764	10,764
	Genworth Mortgage Insurance Australia Ltd.	5,431,272	10,762
	Blackmores Ltd.	193,919	10,589
[2]	Newcrest Mining Ltd. (XTSE)	785,624	10,546
	Costa Group Holdings Ltd.	5,760,482	10,443
[2]	Collins Foods Ltd.	1,421,472	10,362
*,2	Nanosonics Ltd.	3,074,383	10,228
	Tassal Group Ltd.	2,957,645	10,185
	Netwealth Group Ltd.	1,112,598	10,108
	Growthpoint Properties Australia Ltd.	3,798,859	10,096
	Codan Ltd.	1,615,407	9,898
	Rural Funds Group	5,113,410	9,851
	Bega Cheese Ltd.	3,993,500	9,770
*,2	Lake Resources NL	16,894,916	9,749
	United Malt Grp Ltd.	3,730,918	9,635
[3]	Coronado Global Resources Inc.	9,641,230	9,591
[2]	New Hope Corp. Ltd.	3,000,171	9,295
*	Omni Bridgeway Ltd.	3,151,089	9,143
*	APM Human Services International Ltd.	3,851,998	8,955
	Lovisa Holdings Ltd.	711,923	8,943
	Platinum Asset Management Ltd.	6,934,238	8,903
	Domain Holdings Australia Ltd.	3,551,156	8,891
	Pinnacle Investment Management Group Ltd.	1,250,389	8,879
*,2	PolyNovo Ltd.	7,677,938	8,873
*	Syrah Resources Ltd.	8,444,283	8,798
	Hansen Technologies Ltd.	2,168,080	8,689
*	Karoon Energy Ltd.	6,526,730	8,624
	Monadelphous Group Ltd.	1,166,694	8,470
	Ramelius Resources Ltd.	11,119,790	8,425
	Data#3 Ltd.	1,926,123	8,389
	GQG Partners Inc.	8,285,276	8,375
	St. Barbara Ltd.	10,538,031	8,309
	G8 Education Ltd.	11,094,287	8,282
*,2	Mincor Resources NL	6,098,286	8,271
*	Calix Ltd.	1,839,535	8,193
	Austal Ltd.	4,292,925	8,065
*,2	SiteMinder Ltd.	2,671,105	7,976
	NRW Holdings Ltd.	5,542,463	7,588
*	Bellevue Gold Ltd.	12,609,377	7,500
*	Eclipx Group Ltd.	4,017,099	7,439
	Home Consortium Ltd.	1,975,236	7,438
	Centuria Office REIT	5,665,062	7,423
	Kelsian Group Ltd.	1,687,509	7,268

		Shares	Market Value ($000)
*	PEXA Group Ltd.	684,167	6,994
*,2	PointsBet Holdings Ltd.	3,082,538	6,986
*,2	Vulcan Energy Resources Ltd.	1,255,488	6,933
*,2	5E Advanced Materials Inc.	4,240,335	6,927
[2]	Clinuvel Pharmaceuticals Ltd.	516,095	6,839
*,2,3	Life360 Inc.	2,106,576	6,777
	Jumbo Interactive Ltd.	665,324	6,743
	Hotel Property Investments	2,816,838	6,677
[2]	Australian Ethical Investment Ltd.	1,437,942	6,602
	Imdex Ltd.	5,071,597	6,457
*,2	Zip Co. Ltd.	7,932,280	6,409
*	Judo Capital Holdings Ltd.	6,875,602	6,352
	McMillan Shakespeare Ltd.	727,992	6,277
[2]	Appen Ltd.	1,464,892	6,006
*,2	Novonix Ltd.	2,970,456	6,006
*	Aussie Broadband Ltd.	2,303,711	5,887
	Sigma Healthcare Ltd.	13,502,751	5,865
*	Australian Agricultural Co. Ltd.	4,512,879	5,853
[2]	Australian Clinical Labs Ltd.	1,553,037	5,766
	oOh!media Ltd.	6,436,532	5,663
	Dexus Industria REIT	2,641,475	5,581
	Infomedia Ltd.	4,973,620	5,558
	SmartGroup Corp. Ltd.	1,141,370	5,530
*,2	Audinate Group Ltd.	825,980	5,466
	Inghams Group Ltd.	2,603,194	5,397
*,2	Temple & Webster Group Ltd.	1,451,694	5,396
	Baby Bunting Group Ltd.	1,584,302	5,363
	GDI Property Group Partnership	7,777,643	5,347
*	Jervois Global Ltd.	18,925,551	5,337
*,2	Nearmap Ltd.	5,328,177	5,218
	GWA Group Ltd.	3,548,785	5,176
*	Service Stream Ltd.	6,983,132	5,156
*	OFX Group Ltd.	2,694,491	5,136
	Select Harvests Ltd.	1,569,555	5,072
[2]	Dicker Data Ltd.	640,188	5,072
*,2	Mayne Pharma Group Ltd.	20,727,919	4,946
*,2	Mesoblast Ltd.	7,489,090	4,915
*,2	Neometals Ltd.	6,235,678	4,912
	Integral Diagnostics Ltd.	2,233,972	4,843
	MyState Ltd.	1,428,142	4,796
	Oceania Healthcare Ltd.	7,801,743	4,628
	Westgold Resources Ltd.	4,923,018	4,493
	Nick Scali Ltd.	622,265	4,225
	Estia Health Ltd.	2,957,208	4,139
	Accent Group Ltd.	4,354,031	4,016
*	Cooper Energy Ltd.	25,374,685	4,014
*	Seven West Media Ltd.	11,987,411	4,006
*,2	Opthea Ltd.	4,285,229	3,857
*,2	29Metals Ltd.	3,480,310	3,698
	Perenti Global Ltd.	9,028,397	3,642
[2]	Emeco Holdings Ltd.	6,900,675	3,569
	Money3 Corp. Ltd.	2,251,293	3,495
	Pact Group Holdings Ltd.	2,432,658	3,460
[2]	Mount Gibson Iron Ltd.	9,325,729	3,439
	Bravura Solutions Ltd.	3,147,480	3,377
*	Alkane Resources Ltd.	6,086,193	3,375
*,2	Betmakers Technology Group Ltd.	9,483,079	3,368
*,2	Australian Strategic Materials Ltd.	1,333,510	3,359

		Shares	Market Value ($000)
	Myer Holdings Ltd.	10,030,015	3,309
*,2	EML Payments Ltd.	4,397,425	3,267
	Australian Finance Group Ltd.	2,423,852	3,229
*,2	Bubs Australia Ltd.	7,547,614	3,191
*,2	Goulamina Holdings Pty. Ltd.	10,443,406	3,174
*	Aurelia Metals Ltd.	15,952,422	3,086
*,2	Carnarvon Energy Ltd.	20,755,164	3,063
*	Superloop Ltd.	5,149,544	3,056
*,2	City Chic Collective Ltd.	1,840,023	3,011
*,2	Resolute Mining Ltd.	14,802,173	2,908
*,2	Kogan.com Ltd.	891,112	2,884
	SG Fleet Group Ltd.	1,501,305	2,758
	Southern Cross Media Group Ltd.	3,265,480	2,741
*,2	Tyro Payments Ltd.	4,659,463	2,726
*,2	Andromeda Metals Ltd.	38,614,346	2,719
[2]	Praemium Ltd.	6,116,166	2,718
[2]	Regis Healthcare Ltd.	1,637,087	2,485
	MACA Ltd.	3,495,010	2,456
	Macmahon Holdings Ltd.	22,877,873	2,322
*	Fineos Corp. Ltd.	1,613,490	2,285
	Navigator Global Investments Ltd.	2,107,055	2,266
*	Incannex Healthcare Ltd.	15,310,492	2,215
*	Starpharma Holdings Ltd. Class A	4,492,557	2,117
	Cedar Woods Properties Ltd.	718,939	2,104
*,2	Redbubble Ltd.	2,502,022	2,078
*,1,2	Firefinch Ltd.	14,620,770	2,043
	Jupiter Mines Ltd.	13,500,043	1,879
[2]	Humm Group Ltd.	5,286,874	1,858
*,2	Paradigm Biopharmaceuticals Ltd.	2,321,914	1,842
*,2	Dubber Corp. Ltd.	3,548,759	1,738
*,2	New Century Resources Ltd.	1,091,679	1,324
*	Sierra Rutile Holdings Ltd.	5,502,672	1,230
*	Nuix Ltd.	2,469,495	1,063
*	PPK Group Ltd.	548,375	1,057
*	Dacian Gold Ltd.	12,830,476	1,026
*,2	Electro Optic Systems Holdings Ltd.	1,552,501	993
	BWX Ltd.	1,845,741	883
*,2	AMA Group Ltd.	7,660,914	831
*,2	Marley Spoon AG	2,644,943	493
*	Minerals 260 Ltd.	543,763	108
	Newcrest Mining Ltd. ADR	1,365	18
	Sims Ltd. ADR	57	1
*	Incannex Healthcare Ltd. Warrants	383,745	—
*	PPK Mining Equipment Hire Pty. Ltd.	452,746	—
*,2	PointsBet Holdings Ltd. Warrants Exp. 7/8/24	145,831	—
			18,920,655
Austria (0.2%)
	Erste Group Bank AG	4,307,319	109,202
	Verbund AG	867,033	95,344
	OMV AG	1,862,251	79,313
*,3	BAWAG Group AG	1,137,153	52,502
	ANDRITZ AG	915,510	42,837
	Wienerberger AG	1,504,915	34,639
	voestalpine AG	1,515,196	34,117
	Raiffeisen Bank International AG	1,713,973	20,764
	CA Immobilien Anlagen AG	564,594	18,428
	Mayr Melnhof Karton AG	110,941	17,726
	AT&S Austria Technologie & Systemtechnik AG	329,467	16,462

		Shares	Market Value ($000)
	S IMMO AG	685,372	15,986
	Lenzing AG	175,915	14,196
[2]	Oesterreichische Post AG	446,955	12,880
	EVN AG	476,037	11,228
	Vienna Insurance Group AG Wiener Versicherung Gruppe	488,644	11,218
	UNIQA Insurance Group AG	1,612,455	11,047
*	Telekom Austria AG Class A	1,650,620	10,228
	Schoeller-Bleckmann Oilfield Equipment AG	149,788	8,565
	Strabag SE	182,675	7,562
*,2	DO & CO AG	81,255	6,789
*	IMMOFINANZ AG	417,722	6,380
*	Flughafen Wien AG	128,569	4,322
	Palfinger AG	109,698	2,719
	Porr AG	191,226	2,376
	Agrana Beteiligungs AG	100,025	1,659
			648,489
Belgium (0.7%)
	Anheuser-Busch InBev SA/NV	11,369,762	609,053
*	Argenx SE	705,283	257,641
	KBC Group NV	3,612,648	189,220
	UCB SA	1,588,375	124,114
	Groupe Bruxelles Lambert SA	1,322,153	117,031
	Ageas SA/NV	2,438,688	106,437
	Umicore SA	2,694,508	97,601
	Solvay SA	911,490	80,059
[2]	Elia Group SA/NV	492,791	74,811
	Warehouses De Pauw CVA	1,867,797	63,494
	Aedifica SA	516,359	53,611
	D'ieteren Group	300,571	49,332
	Sofina SA	200,162	46,876
	Cofinimmo SA	416,479	46,870
	Ackermans & van Haaren NV	295,867	43,493
	Euronav NV	2,489,757	33,995
	Proximus SADP	1,831,539	25,380
	Barco NV	902,308	23,642
	Melexis NV	268,616	23,048
	VGP NV	105,583	18,544
	Etablissements Franz Colruyt NV	657,358	18,175
	Bekaert SA	465,786	16,497
	Shurgard Self Storage SA	319,166	16,463
	KBC Ancora	465,858	16,317
[2]	Montea NV	160,003	16,181
	Gimv NV	238,031	12,851
	Fagron	776,370	11,842
	Xior Student Housing NV	269,036	11,768
*	Tessenderlo Group SA	328,837	10,306
*	Deme Group NV	89,032	10,293
	Telenet Group Holding NV	599,734	9,592
	Retail Estates NV	123,622	8,728
	bpost SA	1,356,099	8,511
*	Kinepolis Group NV	165,979	8,175
*	AGFA-Gevaert NV	2,142,770	7,753
*,2	Ontex Group NV	1,033,916	6,760
	Econocom Group SA/NV	1,549,590	5,272
*	Orange Belgium SA	249,958	4,813
	Befimmo SA	63,286	3,067
	Van de Velde NV	61,621	2,318
*,2	Mithra Pharmaceuticals SA	290,692	1,965

		Shares	Market Value ($000)
	Wereldhave Belgium Comm VA	19,374	1,036
*,2	Cie d'Entreprises CFE	89,032	870
			2,293,805
Brazil (1.7%)
	Vale SA	53,718,267	724,155
	UBS Group AG (Registered)	41,200,213	673,225
	Petroleo Brasileiro SA Preference Shares	71,672,000	473,048
	Petroleo Brasileiro SA	48,987,463	349,931
*	Itau Unibanco Holding SA Preference Shares	63,955,589	291,960
	Banco Bradesco SA Preference Shares	67,086,870	225,996
	B3 SA - Brasil Bolsa Balcao	79,666,531	170,755
	Ambev SA	56,094,878	161,863
	Centrais Eletricas Brasileiras SA	15,773,611	139,655
	JBS SA	17,963,953	110,892
	Localiza Rent a Car SA	9,794,177	109,051
	WEG SA	19,472,034	105,525
	Itausa SA Preference Shares	62,412,424	104,099
	Suzano SA	9,520,104	88,851
	Banco do Brasil SA	11,254,398	78,240
*	Banco BTG Pactual SA	15,141,540	65,932
*,3	Hapvida Participacoes e Investimentos SA	52,624,553	62,652
*	Lojas Renner SA	12,769,784	62,416
	Gerdau SA Preference Shares	12,791,814	60,472
	Banco Bradesco SA	21,345,242	59,695
	Equatorial Energia SA	11,896,565	57,044
	Raia Drogasil SA	14,063,390	57,024
	Cosan SA	15,688,261	56,609
	Rumo SA	16,467,133	55,823
	BB Seguridade Participacoes SA	8,872,960	49,714
	Vibra Energia SA	14,830,092	47,723
*	Eneva SA	15,945,252	46,873
	Telefonica Brasil SA	5,025,426	43,318
*	Hypera SA	5,217,928	42,951
*	Petro Rio SA	8,722,080	40,828
	Klabin SA	10,366,823	39,932
[3]	Rede D'Or Sao Luiz SA	6,152,680	38,516
	Natura & Co. Holding SA	12,647,150	38,082
	CCR SA	14,695,027	36,893
	Cia Energetica de Minas Gerais Preference Shares	16,088,075	34,949
*	BRF SA	10,589,618	32,665
*	Cia de Saneamento Basico do Estado de Sao Paulo	3,672,761	31,708
*	TOTVS SA	5,850,455	29,817
	Centrais Eletricas Brasileiras SA Preference Shares	3,113,928	28,485
	Energisa SA	3,304,198	28,124
	Banco Santander Brasil SA	4,895,607	26,767
	Ultrapar Participacoes SA	10,785,535	26,453
	Sendas Distribuidora SA	8,066,425	24,710
*	Sul America SA	5,291,762	24,045
*	Americanas SA	8,741,282	23,652
*	TIM SA	9,361,712	22,780
	Transmissora Alianca de Energia Eletrica SA	2,862,975	22,388
	Engie Brasil Energia SA	2,465,933	21,123
	Cia Paranaense de Energia Preference Shares	15,176,410	20,503
*	Magazine Luiza SA	39,478,836	19,686
	Metalurgica Gerdau SA Preference Shares	9,389,118	18,564
	Cia Siderurgica Nacional SA	6,493,133	18,460
	Kinea Indice de Precos FII	911,964	17,203
*	Multiplan Empreendimentos Imobiliarios SA	3,647,838	16,779

		Shares	Market Value ($000)
*	Embraer SA	7,362,839	16,720
	BR Malls Participacoes SA	10,850,692	16,630
	Bradespar SA Preference Shares	3,651,613	15,865
	CPFL Energia SA	2,486,600	15,782
	EDP - Energias do Brasil SA	3,524,129	14,780
	Sao Martinho SA	2,169,017	14,685
*	3R Petroleum Oleo E Gas SA	2,214,749	14,562
	Braskem SA Preference Shares Class A	2,048,983	14,530
	CSHG Logistica FI Imobiliario	439,403	14,322
[3]	GPS Participacoes e Empreendimentos SA	5,571,300	13,363
*	Raizen SA Preference Shares	15,604,354	13,300
	Usinas Siderurgicas de Minas Gerais SA Usiminas Preference Shares Class A	7,821,195	13,015
	Arezzo Industria e Comercio SA	846,927	12,956
	Auren Energia SA	4,676,284	12,825
*	Cielo SA	14,937,057	12,789
	Itau Unibanco Holding SA ADR	2,810,443	12,647
	Alpargatas SA Preference Shares	2,932,550	12,463
	Atacadao SA	3,438,665	12,381
	Cia de Saneamento do Parana	3,316,539	11,845
	Santos Brasil Participacoes SA	9,265,747	11,676
	Grupo De Moda Soma SA	5,873,457	11,545
	Marfrig Global Foods SA	4,464,584	11,390
	Cia de Transmissao de Energia Eletrica Paulista Preference Shares	2,539,242	11,184
	SLC Agricola SA	1,279,425	10,905
	Petroleo Brasileiro SA ADR	820,006	10,767
*	Cogna Educacao	24,520,585	10,710
*	M Dias Branco SA	1,712,392	10,309
	Unipar Carbocloro SA Preference Shares Class B	629,373	10,133
	YDUQS Participacoes SA	3,916,720	10,030
	AES Brasil Energia SA	4,823,353	10,021
	Fleury SA	3,152,976	9,854
[2]	Cia Energetica de Minas Gerais ADR	4,379,209	9,722
*	Via SA	20,569,551	9,541
	Neoenergia SA	3,171,100	9,077
	Omega Energia SA	3,803,750	9,050
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	3,679,854	8,983
	Kinea Rendimentos Imobiliarios FII	448,571	8,883
	Caixa Seguridade Participacoes SA	6,119,000	8,811
	Minerva SA	3,466,543	8,777
	Porto Seguro SA	2,462,458	8,766
	Alupar Investimento SA	1,627,451	8,571
*	Azul SA Preference Shares	3,614,855	8,195
	Pet Center Comercio e Participacoes SA	4,203,922	7,865
	Odontoprev SA	4,077,408	7,810
	SIMPAR SA	3,867,800	7,722
	Dexco SA	4,038,626	7,610
*,3	Locaweb Servicos de Internet SA	5,659,105	7,405
	Kinea Renda Imobiliaria FII	273,324	7,216
*	Itau Unibanco Holding SA	1,755,705	6,882
	MRV Engenharia e Participacoes SA	3,875,440	6,861
*	Cia de Saneamento Basico do Estado de Sao Paulo ADR	790,949	6,778
	Sendas Distribuidora SA ADR	445,336	6,778
	Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	2,570,016	6,755
[2]	Centrais Eletricas Brasileiras SA ADR	729,315	6,535
[2]	Telefonica Brasil SA ADR	739,726	6,421
	FII Iridium	322,000	6,378
	Grendene SA	4,567,376	6,294

		Shares	Market Value ($000)
	Cia de Saneamento de Minas Gerais-COPASA	2,698,903	6,259
	Cia Paranaense de Energia ADR	939,498	6,182
	Cia Energetica de Minas Gerais	1,853,607	6,094
	Banco Pan SA Preference Shares	4,691,700	6,021
	Aliansce Sonae Shopping Centers SA	1,736,200	5,661
*	IRB Brasil Resseguros SA	15,114,047	5,579
	Vivara Participacoes SA	1,296,900	5,562
[2]	Cia Siderurgica Nacional SA ADR	1,901,661	5,496
	Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	1,038,560	5,458
	Gerdau SA ADR	1,135,279	5,359
	Banco do Estado do Rio Grande do Sul SA Preference Shares Class B	2,759,374	5,338
	Iochpe Maxion SA	1,743,071	5,279
	Grupo SBF SA	1,241,641	4,994
*	Cia Brasileira de Distribuicao	1,579,885	4,980
	Light SA	4,793,421	4,956
*	Embraer SA ADR	530,972	4,842
	Cia Ferro Ligas da Bahia - FERBASA Preference Shares	522,300	4,799
	CSN Mineracao SA	7,093,400	4,798
	JHSF Participacoes SA	4,259,500	4,692
	Petroreconcavo SA	987,750	4,681
*	Grupo Mateus SA	5,566,780	4,616
	Qualicorp Consultoria e Corretora de Seguros SA	2,423,045	4,613
	Randon SA Implementos e Participacoes Preference Shares	2,333,111	4,532
	Ez Tec Empreendimentos e Participacoes SA	1,372,902	4,479
	Movida Participacoes SA	1,815,992	4,457
*	Tupy SA	968,960	4,264
*	CVC Brasil Operadora e Agencia de Viagens SA	3,151,081	4,245
	XP Log FII	225,021	4,244
	BR Properties SA	2,477,787	4,032
	BrasilAgro - Co. Brasileira de Propriedades Agricolas	864,016	4,006
	Cia Brasileira de Aluminio	1,806,689	3,928
[2]	Centrais Eletricas Brasileiras SA ADR (XNYS)	422,051	3,883
*	Infracommerce CXAAS SA	3,184,500	3,717
*	Marcopolo SA Preference Shares	7,754,928	3,702
*	BK Brasil Operacao e Assessoria a Restaurantes SA	3,015,885	3,626
*	Anima Holding SA	4,099,155	3,549
	Enauta Participacoes SA	962,369	3,447
*	Smartfit Escola de Ginastica e Danca SA	1,523,400	3,398
	Ambipar Participacoes e Empreendimentos SA	616,729	3,308
*	TIM SA ADR	265,459	3,217
	Ambev SA ADR	1,120,380	3,159
*	EcoRodovias Infraestrutura e Logistica SA	2,869,871	3,156
	CM Hospitalar SA	898,552	3,060
	Blau Farmaceutica SA	563,400	3,057
	Braskem SA ADR	209,943	2,990
	Taurus Armas SA Preference Shares	812,400	2,933
	Camil Alimentos SA	1,594,226	2,819
	Boa Vista Servicos SA	2,357,500	2,451
*	Lojas Quero Quero SA	2,073,000	2,436
*	Hidrovias do Brasil SA	5,573,000	2,402
	LOG Commercial Properties e Participacoes SA	590,356	2,387
	Hospital Mater Dei SA	1,506,400	2,376
	Direcional Engenharia SA	985,936	2,256
	Mahle-Metal Leve SA	477,564	2,224
*,2	Gol Linhas Aereas Inteligentes SA ADR	670,617	2,213
	Vale SA Class B ADR	163,086	2,195
	Instituto Hermes Pardini SA	539,742	2,125
*	Gol Linhas Aereas Inteligentes SA Preference Shares	1,307,755	2,113

		Shares	Market Value ($000)
	Iguatemi SA	520,823	1,989
	Armac Locacao Logistica E Servicos SA	861,600	1,978
*	Oncoclinicas do Brasil Servicos Medicos SA	1,878,000	1,942
	Multilaser Industrial SA	2,218,400	1,887
	Fras-Le SA	801,911	1,840
*	Guararapes Confeccoes SA	1,231,424	1,775
	Even Construtora e Incorporadora SA	1,596,674	1,648
*	Empreendimentos Pague Menos SA	1,877,750	1,629
	Cia Paranaense de Energia	1,228,640	1,536
*	Cia Brasileira de Distribuicao ADR	487,432	1,501
	Aeris Industria E Comercio De Equipamentos Para Geracao De Energia SA	2,353,000	1,364
	Wiz Solucoes e Corretagem de Seguros SA	930,516	1,334
*,3	Meliuz SA	5,998,853	1,217
	Iguatemi SA	2,115,440	1,051
*	Sequoia Logistica e Transportes SA	972,340	1,043
[3]	Ser Educacional SA	862,162	981
*	C&A Modas SA	1,603,500	871
	MPM Corporeos SA	1,674,700	825
*	Construtora Tenda SA	1,071,083	809
	Usinas Siderurgicas de Minas Gerais SA Usiminas	416,000	670
*	BRF SA ADR	47,577	144
*	FII Iridium Rights Exp. 8/11/22	29,076	17
*	Getnet Adquirencia e Servicos para Meios de Pagamento SA ADR	2,450	4
			6,116,974
Canada (7.7%)
[2]	Royal Bank of Canada	18,652,256	1,818,688
	Toronto-Dominion Bank	23,922,025	1,553,890
	Enbridge Inc.	26,610,572	1,195,091
	Canadian National Railway Co.	8,075,732	1,023,096
[2]	Bank of Nova Scotia	15,842,916	965,137
	Canadian Pacific Railway Ltd.	12,215,904	963,211
	Brookfield Asset Management Inc. Class A	17,514,506	869,058
[2]	Bank of Montreal	8,528,469	850,216
[2]	Canadian Natural Resources Ltd.	15,024,068	829,606
	TC Energy Corp.	12,897,723	687,617
	Suncor Energy Inc.	18,897,372	641,349
	Nutrien Ltd.	7,252,950	620,880
	Canadian Imperial Bank of Commerce	11,605,650	587,102
*	Shopify Inc. Class A (XTSE)	14,641,500	510,060
[2]	Manulife Financial Corp.	25,489,691	466,579
	Alimentation Couche-Tard Inc.	10,418,329	465,450
	Waste Connections Inc.	3,372,216	449,444
	Constellation Software Inc.	250,924	426,850
	Sun Life Financial Inc.	7,710,414	358,019
	Franco-Nevada Corp.	2,505,214	320,784
	Cenovus Energy Inc.	16,362,836	311,783
	National Bank of Canada	4,412,172	309,581
	Fortis Inc.	6,271,602	296,255
	Intact Financial Corp.	1,871,615	278,575
[2]	Pembina Pipeline Corp.	7,203,524	275,023
	Agnico Eagle Mines Ltd.	5,985,813	257,373
	Thomson Reuters Corp.	2,171,418	243,824
*	CGI Inc.	2,832,947	242,909
	Tourmaline Oil Corp.	3,714,144	232,701
	Magna International Inc.	3,609,123	230,462
	Dollarama Inc.	3,630,470	220,031
	Restaurant Brands International Inc.	3,983,724	213,567
	Rogers Communications Inc. Class B	4,601,200	211,528

		Shares	Market Value ($000)
	Barrick Gold Corp. (XTSE)	13,288,020	209,404
	Wheaton Precious Metals Corp.	5,933,751	203,607
	BCE Inc.	3,979,950	201,088
	Power Corp. of Canada	7,054,943	191,724
	Loblaw Cos. Ltd.	2,069,613	188,399
	WSP Global Inc.	1,543,084	186,175
	Teck Resources Ltd. Class B	6,176,999	181,613
	Metro Inc. Class A	3,147,497	174,292
[2]	Emera Inc.	3,447,957	163,465
	Shaw Communications Inc. Class B	5,628,967	152,268
	Fairfax Financial Holdings Ltd.	282,088	151,954
	Barrick Gold Corp. (XLON)	9,008,462	147,308
	Open Text Corp.	3,509,741	143,564
	TELUS Corp.	6,006,167	138,270
	Cameco Corp.	5,225,448	134,579
	First Quantum Minerals Ltd.	7,308,849	133,558
[2]	Imperial Oil Ltd.	2,664,559	127,698
[2]	Algonquin Power & Utilities Corp.	8,849,333	123,768
[2]	West Fraser Timber Co. Ltd.	1,260,785	118,040
[3]	Hydro One Ltd.	4,145,528	115,734
	ARC Resources Ltd.	8,161,016	114,460
	TFI International Inc.	1,135,897	113,452
	George Weston Ltd.	929,453	110,935
[2]	Ritchie Bros Auctioneers Inc.	1,454,891	104,866
*	CAE Inc.	3,866,182	102,289
[2]	Northland Power Inc.	3,030,450	99,347
	CCL Industries Inc. Class B	1,932,448	97,079
[2]	Canadian Tire Corp. Ltd. Class A	725,952	93,262
	Toromont Industries Ltd.	1,062,487	89,484
	Great-West Lifeco Inc.	3,575,391	86,889
[2]	Canadian Apartment Properties REIT	2,271,459	86,048
	AltaGas Ltd.	3,662,729	81,604
[2]	Saputo Inc.	3,175,939	78,447
	iA Financial Corp. Inc.	1,415,878	77,906
*	Descartes Systems Group Inc.	1,109,403	76,637
	TMX Group Ltd.	726,420	74,534
[2]	Keyera Corp.	2,874,694	74,508
	Gildan Activewear Inc.	2,511,879	73,617
	Stantec Inc.	1,466,646	72,373
	FirstService Corp.	495,944	66,347
[2]	Brookfield Renewable Corp.	1,686,148	65,969
[2]	RioCan REIT	4,099,741	65,792
	Empire Co. Ltd. Class A	2,142,392	65,014
	Element Fleet Management Corp.	5,256,194	60,338
	Yamana Gold Inc.	12,536,785	59,916
	Capital Power Corp.	1,537,695	59,248
[2]	Kinross Gold Corp.	17,013,444	58,326
[2]	Parkland Corp.	2,022,495	56,748
	Pan American Silver Corp.	2,710,372	55,158
[2]	Brookfield Infrastructure Corp. Class A (XTSE)	1,203,669	55,110
*	MEG Energy Corp.	3,999,927	55,069
	Crescent Point Energy Corp.	6,894,441	54,540
[2]	Vermilion Energy Inc.	2,082,909	53,856
	Colliers International Group Inc.	415,784	51,925
	Lundin Mining Corp.	9,180,325	51,761
[2]	Canadian Utilities Ltd. Class A	1,588,329	51,412
[2]	Onex Corp.	961,904	51,410
[2]	Granite REIT	809,431	51,061

		Shares	Market Value ($000)
	B2Gold Corp.	13,693,722	47,907
	Quebecor Inc. Class B	2,125,105	47,213
*,2	Ivanhoe Mines Ltd. Class A	7,396,178	45,975
	SSR Mining Inc.	2,777,929	45,794
	Finning International Inc.	2,054,098	44,914
[2]	GFL Environmental Inc. (XTSE)	1,613,507	44,655
	Enerplus Corp.	3,187,826	44,486
[2]	Allied Properties REIT	1,657,907	44,239
[2]	SNC-Lavalin Group Inc.	2,316,930	43,315
*	Kinaxis Inc.	355,814	42,535
*,2	BlackBerry Ltd.	6,804,576	41,820
[2]	PrairieSky Royalty Ltd.	2,767,153	40,603
	Alamos Gold Inc. Class A	5,124,143	40,495
[2]	SmartCentres REIT	1,740,383	39,713
	Premium Brands Holdings Corp. Class A	488,689	39,265
	Gibson Energy Inc.	1,897,840	39,008
[2]	H&R REIT	3,701,745	38,996
[2]	Choice Properties REIT	3,498,818	38,990
	Boralex Inc. Class A	1,066,384	38,690
	BRP Inc.	481,618	36,632
	Atco Ltd.	989,646	36,578
*	Aritzia Inc.	1,147,305	36,196
	TransAlta Corp.	3,105,183	35,549
	Boyd Group Services Inc.	278,513	35,017
*	Lightspeed Commerce Inc. (XTSE)	1,631,696	35,015
[2]	First Capital REIT	2,854,596	34,775
	Tricon Residential Inc.	3,175,745	34,521
*	Turquoise Hill Resources Ltd.	1,303,341	34,086
[2]	Summit Industrial Income REIT	2,333,010	33,942
[2]	Dream Industrial REIT	3,209,962	31,635
*,2	Air Canada	2,292,948	31,138
[2]	IGM Financial Inc.	1,071,273	31,104
*,2	Lithium Americas Corp.	1,223,547	31,082
*	ATS Automation Tooling Systems Inc.	974,585	30,861
	Innergex Renewable Energy Inc.	2,037,767	30,617
*,3	Nuvei Corp.	865,497	30,252
[2]	Whitecap Resources Inc.	3,935,508	30,088
[2]	Methanex Corp.	763,246	28,395
	Parex Resources Inc.	1,514,684	28,199
	Definity Financial Corp.	965,133	27,811
[2]	Chartwell Retirement Residences	3,071,765	27,298
	CI Financial Corp.	2,361,788	27,223
	Linamar Corp.	590,519	26,922
[2]	Primo Water Corp.	2,034,500	26,850
*,2	Ballard Power Systems Inc.	3,311,622	26,585
[2]	Cargojet Inc.	220,892	25,600
	Stella-Jones Inc.	850,255	25,238
	Paramount Resources Ltd. Class A	978,155	24,298
	Canadian Western Bank	1,172,842	23,694
[2]	First Majestic Silver Corp.	2,988,700	22,896
	Osisko Gold Royalties Ltd. (XTSE)	2,181,135	22,841
[2]	Maple Leaf Foods Inc.	1,007,663	21,380
	Stelco Holdings Inc.	739,347	20,866
[2]	TransAlta Renewables Inc.	1,471,880	20,551
[2]	Boardwalk REIT	527,658	20,125
*	Bausch Health Cos. Inc.	4,152,743	19,133
	Laurentian Bank of Canada	576,498	18,814
*	Bombardier Inc. Class B	1,103,860	18,456

		Shares	Market Value ($000)
	Centerra Gold Inc.	2,888,759	17,979
	Russel Metals Inc.	832,370	17,888
*	Canfor Corp.	829,019	17,641
[2]	Superior Plus Corp.	1,950,226	17,621
[2]	North West Co. Inc.	642,065	17,288
*	OceanaGold Corp.	9,198,651	16,737
	Barrick Gold Corp.	998,659	15,719
*	Novagold Resources Inc.	3,125,371	15,230
	Winpak Ltd.	413,815	14,991
	Enghouse Systems Ltd.	580,519	14,869
*,2	Equinox Gold Corp.	3,311,042	14,790
*	Eldorado Gold Corp.	2,404,974	14,780
*	Celestica Inc.	1,342,834	14,146
	ECN Capital Corp.	2,959,012	13,818
[2]	Westshore Terminals Investment Corp.	520,847	13,801
[2]	Mullen Group Ltd.	1,190,252	13,570
[2]	Primaris REIT	1,311,204	13,567
[2]	Artis REIT	1,429,712	13,018
*	Canada Goose Holdings Inc.	650,381	12,748
[2]	Home Capital Group Inc. Class B	616,687	12,589
	Transcontinental Inc. Class A	968,015	12,276
	Hudbay Minerals Inc.	2,871,994	11,057
*	Shopify Inc. Class A	303,202	10,561
*,2	IAMGOLD Corp.	6,333,640	10,436
[2]	NFI Group Inc.	944,881	10,175
	Cascades Inc.	1,253,359	9,592
[2]	Dream Office REIT	576,682	9,200
[2]	Cogeco Communications Inc.	139,409	9,024
*	Torex Gold Resources Inc.	1,134,107	8,635
*,2	Canopy Growth Corp.	3,249,463	8,602
*,2	Cronos Group Inc.	2,489,720	7,913
[2]	Dye & Durham Ltd.	530,082	7,807
[2]	Martinrea International Inc.	1,064,349	7,763
[2]	First National Financial Corp.	252,473	7,390
[2]	Aecon Group Inc.	781,147	6,771
	GFL Environmental Inc.	180,502	4,991
*,2	Aurora Cannabis Inc.	2,682,478	3,792
	Brookfield Infrastructure Corp. Class A	79,104	3,624
*	Lightspeed Commerce Inc.	59,886	1,285
	Osisko Gold Royalties Ltd.	42,964	449
*,1	Poseidon Concepts Corp.	320,721	—
			27,273,993
Chile (0.2%)
	Sociedad Quimica y Minera de Chile SA Preference Shares Class B	1,775,365	176,333
	Banco de Chile	577,389,132	54,785
	Empresas Copec SA	6,426,112	52,630
	Empresas CMPC SA	15,872,741	26,968
	Enel Americas SA	253,577,719	25,664
	Cia Sud Americana de Vapores SA	230,573,809	24,948
	Cencosud SA	17,668,018	24,136
	Falabella SA	10,490,963	23,401
	Banco Santander Chile	527,212,500	20,881
	Banco de Credito e Inversiones SA	663,017	20,005
	Sociedad Quimica y Minera de Chile SA Class A	216,255	17,766
	Banco Santander Chile ADR	731,598	11,442
	Cia Cervecerias Unidas SA	1,780,399	10,274
	Quinenco SA	3,510,454	9,545
	Itau CorpBanca Chile SA	4,382,803,590	9,470

		Shares	Market Value ($000)
	Enel Chile SA	327,583,698	9,379
	CAP SA	1,006,174	9,208
	Embotelladora Andina SA Preference Shares Class B	4,831,065	8,766
	Colbun SA	97,890,500	8,315
	Aguas Andinas SA Class A	34,982,040	7,056
	Parque Arauco SA	8,340,064	7,043
	Cencosud Shopping SA	6,264,838	6,759
	Empresa Nacional de Telecomunicaciones SA	1,685,399	5,574
	Vina Concha y Toro SA	3,399,953	4,573
	SMU SA	33,207,720	3,395
	Plaza SA	3,193,895	2,726
	Engie Energia Chile SA	5,912,367	2,677
	Inversiones Aguas Metropolitanas SA	5,755,639	2,523
	Sociedad Quimica y Minera de Chile SA ADR	22,346	2,198
	Ripley Corp. SA	13,157,066	1,964
	SONDA SA	5,526,181	1,823
	Salfacorp SA	3,438,667	949
	Inversiones La Construccion SA	300,994	904
	Enel Chile SA ADR	220,539	298
			594,378
China (8.2%)
	Tencent Holdings Ltd.	78,901,400	3,049,445
*	Alibaba Group Holding Ltd.	197,743,532	2,223,323
*,3	Meituan Class B	53,997,886	1,211,354
	JD.com Inc. Class A	31,094,793	927,637
	China Construction Bank Corp. Class H	1,219,545,505	778,815
	Industrial & Commercial Bank of China Ltd. Class H	1,045,472,799	552,729
*	Baidu Inc. Class A	29,485,060	509,632
	Ping An Insurance Group Co. of China Ltd. Class H	80,141,452	470,994
*,3	Wuxi Biologics Cayman Inc.	46,639,184	446,436
	BYD Co. Ltd. Class H	10,948,568	400,564
	NetEase Inc.	19,806,130	370,509
	Bank of China Ltd. Class H	984,153,837	349,951
*	NIO Inc. ADR	17,368,155	342,674
	Kweichow Moutai Co. Ltd. Class A	1,107,891	312,150
*,3	Xiaomi Corp. Class B	192,589,402	302,902
	China Merchants Bank Co. Ltd. Class H	52,507,297	283,713
*,3	Kuaishou Technology	25,418,463	255,569
	Li Ning Co. Ltd.	29,846,948	242,107
*	Pinduoduo Inc. ADR	4,880,248	239,181
*	Li Auto Inc. ADR	6,568,046	215,695
*	China Mengniu Dairy Co. Ltd.	40,421,241	187,797
*	Trip.com Group Ltd. ADR	6,961,617	179,470
*	XPeng Inc. Class A ADR	6,800,695	166,141
	China Petroleum & Chemical Corp. Class H	350,701,740	165,341
	ANTA Sports Products Ltd.	14,903,532	164,101
	ENN Energy Holdings Ltd.	9,994,400	163,035
	China Resources Land Ltd.	36,111,322	150,811
	China Life Insurance Co. Ltd. Class H	97,815,167	145,688
	China Resources Beer Holdings Co. Ltd.	20,646,687	142,415
	Geely Automobile Holdings Ltd.	70,997,455	140,781
	China Overseas Land & Investment Ltd.	50,308,886	139,025
[3]	Nongfu Spring Co. Ltd. Class H	22,902,708	137,260
	China Shenhua Energy Co. Ltd. Class H	47,489,003	134,220
	PetroChina Co. Ltd. Class H	273,243,646	127,594
	Agricultural Bank of China Ltd. Class H	380,783,906	125,591
	CSPC Pharmaceutical Group Ltd.	109,312,356	119,692
	Sunny Optical Technology Group Co. Ltd.	8,565,735	115,882

		Shares	Market Value ($000)
*	BeiGene Ltd.	8,741,654	112,447
*	KE Holdings Inc. ADR	7,927,012	111,850
	H World Group Ltd. ADR (XNGS)	2,839,498	108,895
*	Contemporary Amperex Technology Co. Ltd. Class A	1,429,510	108,617
	Shenzhou International Group Holdings Ltd.	9,934,468	104,492
	Haier Smart Home Co. Ltd. Class H	30,596,054	97,923
	Xinyi Solar Holdings Ltd.	55,908,445	94,978
	Zijin Mining Group Co. Ltd. Class H	79,910,548	93,640
	Wuliangye Yibin Co. Ltd. Class A	3,424,773	90,820
	PICC Property & Casualty Co. Ltd. Class H	88,168,742	90,505
[3]	Postal Savings Bank of China Co. Ltd. Class H	124,524,920	82,389
	Yankuang Energy Group Co. Ltd. Class H	26,024,289	81,321
*	Bilibili Inc.	3,316,382	81,063
[3]	Longfor Group Holdings Ltd.	24,205,379	80,879
	China Merchants Bank Co. Ltd. Class A (XSSC)	15,287,529	79,695
	Tsingtao Brewery Co. Ltd.	8,134,438	79,458
[3]	China Tower Corp. Ltd. Class H	611,573,608	78,681
	China Pacific Insurance Group Co. Ltd. Class H	36,263,524	77,460
	BYD Co. Ltd. Class A (XSEC)	1,555,174	74,331
	Sino Biopharmaceutical Ltd.	127,230,908	73,761
*,3	JD Health International Inc.	9,649,741	73,194
*	Kingdee International Software Group Co. Ltd.	33,702,414	72,768
*,3	Innovent Biologics Inc.	17,392,258	72,701
*,2	Full Truck Alliance Co. Ltd. ADR	8,385,225	71,191
	China Yangtze Power Co. Ltd. Class A	19,922,800	70,692
	China Longyuan Power Group Corp. Ltd. Class H	43,932,637	70,580
	CITIC Ltd.	64,329,035	69,577
	Bank of Communications Co. Ltd. Class H	112,453,917	66,934
	Great Wall Motor Co. Ltd. Class H	41,761,510	66,205
	Anhui Conch Cement Co. Ltd. Class H	16,727,160	66,184
	CITIC Securities Co. Ltd. Class H	31,546,468	64,865
	COSCO SHIPPING Holdings Co. Ltd. Class H	41,090,754	61,648
	LONGi Green Energy Technology Co. Ltd. Class A	6,683,208	61,234
	China National Building Material Co. Ltd. Class H	59,729,184	59,952
	China Gas Holdings Ltd.	38,772,192	59,598
[3]	WuXi AppTec Co. Ltd. Class H	4,606,199	55,800
	Country Garden Services Holdings Co. Ltd.	24,008,679	53,540
[2,3]	Smoore International Holdings Ltd.	23,160,741	53,488
	China Tourism Group Duty Free Corp. Ltd. Class A	1,708,292	53,359
	China Vanke Co. Ltd. Class H	27,039,543	51,431
	Ping An Insurance Group Co. of China Ltd. Class A	7,924,847	49,605
*	Vipshop Holdings Ltd. ADR	5,399,612	49,460
	Zhongsheng Group Holdings Ltd.	8,615,600	49,324
	China Resources Gas Group Ltd.	11,660,436	48,932
	China CITIC Bank Corp. Ltd. Class H	116,239,579	48,586
	Industrial Bank Co. Ltd. Class A	18,139,079	47,918
*,2	New Oriental Education & Technology Group Inc. ADR	1,741,431	47,733
*	Daqo New Energy Corp. ADR	725,761	46,957
	China Resources Power Holdings Co. Ltd.	24,604,165	46,323
*	Genscript Biotech Corp.	12,600,945	45,624
[3]	China Feihe Ltd.	51,727,376	45,421
	Foshan Haitian Flavouring & Food Co. Ltd. Class A	3,576,598	43,948
	Hengan International Group Co. Ltd.	9,065,203	43,878
	Shanxi Xinghuacun Fen Wine Factory Co. Ltd. Class A	1,070,578	43,570
	Agricultural Bank of China Ltd. Class A (XSSC)	101,416,900	42,927
*,3	JD Logistics Inc.	21,045,263	42,764
	Luzhou Laojiao Co. Ltd. Class A	1,288,361	42,535
	ZTO Express Cayman Inc.	1,633,737	41,767

		Shares	Market Value ($000)
	Guangzhou Automobile Group Co. Ltd. Class H	44,430,191	41,705
*	Kanzhun Ltd. ADR	1,764,404	41,481
*	GDS Holdings Ltd. Class A	12,061,279	41,312
	Muyuan Foods Co. Ltd. Class A	4,657,009	41,309
	Lufax Holding Ltd. ADR	9,010,619	41,269
	Ganfeng Lithium Co. Ltd. Class A	3,111,451	41,267
	China Power International Development Ltd.	71,196,980	40,332
[3]	Fuyao Glass Industry Group Co. Ltd. Class H	8,301,636	40,271
[3]	China International Capital Corp. Ltd. Class H	21,721,135	39,939
[2]	Country Garden Holdings Co. Ltd.	103,215,345	39,915
	Industrial & Commercial Bank of China Ltd. Class A (XSSC)	59,704,998	38,834
	East Money Information Co. Ltd. Class A	11,623,086	38,498
	Weichai Power Co. Ltd. Class H	26,911,311	38,475
	China Conch Venture Holdings Ltd.	19,617,469	38,032
	Shandong Weigao Group Medical Polymer Co. Ltd. Class H	30,343,824	37,956
	Kingsoft Corp. Ltd.	11,326,105	37,817
	Sinopharm Group Co. Ltd. Class H	16,436,541	37,659
	Guangdong Investment Ltd.	38,262,333	37,272
*	Alibaba Health Information Technology Ltd.	61,885,426	37,162
	Kunlun Energy Co. Ltd.	48,135,638	35,436
[3]	CGN Power Co. Ltd. Class H	149,755,542	34,531
	Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A	798,710	34,380
*	Tencent Music Entertainment Group ADR	8,095,441	34,082
	Wanhua Chemical Group Co. Ltd. Class A	2,734,683	34,030
	Haitong Securities Co. Ltd. Class H	49,291,116	33,013
	China Minsheng Banking Corp. Ltd. Class H	99,951,501	32,599
	Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. Class A	1,318,967	32,377
[3]	China Resources Mixc Lifestyle Services Ltd.	7,587,137	32,145
	People's Insurance Co. Group of China Ltd. Class H	106,931,014	32,016
	Ping An Bank Co. Ltd. Class A	16,892,013	31,849
	SF Holding Co. Ltd. Class A	4,278,181	31,692
	Tongwei Co. Ltd. Class A	3,961,384	31,680
	Luxshare Precision Industry Co. Ltd. Class A	6,246,502	31,506
*	Zai Lab Ltd. ADR	776,532	31,473
[3]	Huatai Securities Co. Ltd. Class H	23,373,265	30,832
	New China Life Insurance Co. Ltd. Class H	12,933,911	30,822
*,2	JinkoSolar Holding Co. Ltd. ADR	464,433	30,801
	China Merchants Port Holdings Co. Ltd.	18,805,058	30,330
	Zhuzhou CRRC Times Electric Co. Ltd.	6,992,318	30,028
	China Hongqiao Group Ltd.	28,768,656	29,979
	Inner Mongolia Yili Industrial Group Co. Ltd. Class A	5,577,878	29,675
	China Railway Group Ltd. Class H	49,780,129	29,634
	Jiangsu Hengrui Medicine Co. Ltd. Class A	5,546,978	29,096
	WuXi AppTec Co. Ltd. Class A (XSSC)	2,088,696	28,957
	CMOC Group Ltd. Class H	58,735,062	28,835
*	TAL Education Group ADR	5,800,745	28,540
	Shanghai Fosun Pharmaceutical Group Co. Ltd. Class H	7,771,304	28,163
	Shanghai Pudong Development Bank Co. Ltd. Class A	26,065,772	28,110
	Kingboard Holdings Ltd.	9,563,915	27,981
	CITIC Securities Co. Ltd. Class A (XSSC)	9,593,773	27,978
*,2,3	Haidilao International Holding Ltd.	13,902,996	27,778
	Aier Eye Hospital Group Co. Ltd. Class A	6,139,117	27,746
	China State Construction Engineering Corp. Ltd. Class A	36,672,538	27,438
[3]	Yadea Group Holdings Ltd.	12,699,897	27,389
*	Huaneng Power International Inc. Class H	57,196,431	27,346
	Autohome Inc. ADR	757,392	27,031
	Bank of Ningbo Co. Ltd. Class A	5,708,542	26,488
	Anhui Gujing Distillery Co. Ltd. Class B	1,725,480	26,384

		Shares	Market Value ($000)
[2]	BYD Electronic International Co. Ltd.	10,244,430	26,320
*	Chinasoft International Ltd.	30,616,962	26,212
	Dongfeng Motor Group Co. Ltd. Class H	37,822,650	26,135
	Shanghai Baosight Software Co. Ltd. Class B	7,786,402	26,120
	Poly Developments & Holdings Group Co. Ltd. Class A	10,466,325	25,887
	China Medical System Holdings Ltd.	16,009,675	25,451
	NARI Technology Co. Ltd. Class A	5,864,854	25,449
*,2,3	Hygeia Healthcare Holdings Co. Ltd.	4,424,253	25,442
	ZTE Corp. Class H	11,750,990	25,287
	China Everbright Environment Group Ltd.	47,257,640	25,152
	COSCO SHIPPING Holdings Co. Ltd. Class A	12,323,536	25,139
*,2,3	ZhongAn Online P&C Insurance Co. Ltd. Class H	9,754,122	24,768
	360 DigiTech Inc. ADR	1,699,789	24,681
	Far East Horizon Ltd.	29,711,945	24,490
[3]	Hansoh Pharmaceutical Group Co. Ltd.	12,512,336	24,388
*	Canadian Solar Inc.	656,854	24,231
	China Galaxy Securities Co. Ltd. Class H	48,736,197	24,101
	China State Construction International Holdings Ltd.	23,209,229	24,066
	Sungrow Power Supply Co. Ltd. Class A	1,304,608	24,043
	Xtep International Holdings Ltd.	14,747,541	23,984
	China Oilfield Services Ltd. Class H	25,881,426	23,841
	Hangzhou Tigermed Consulting Co. Ltd. Class A	1,558,780	23,640
	Trina Solar Co. Ltd. Class A	1,896,733	23,448
	Eve Energy Co. Ltd. Class A	1,667,158	23,423
*	Air China Ltd. Class H	29,800,130	23,390
	Bank of China Ltd. Class A (XSSC)	51,318,000	23,321
	JA Solar Technology Co. Ltd. Class A	1,989,344	22,976
	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. Class A	516,456	22,700
	Fosun International Ltd.	28,676,007	22,593
	Shenzhen Inovance Technology Co. Ltd. Class A	2,285,714	22,450
	Pharmaron Beijing Co. Ltd. Class A (XSEC)	1,950,573	22,441
	Yangzijiang Shipbuilding Holdings Ltd.	33,211,547	22,391
	GF Securities Co. Ltd. Class H	16,874,055	22,338
	Greentown China Holdings Ltd.	11,206,140	22,151
[1]	Sunac China Holdings Ltd.	42,140,909	22,128
	Yunnan Energy New Material Co. Ltd.	686,030	21,808
	Aluminum Corp. of China Ltd. Class H	59,240,347	21,697
*	Tongcheng Travel Holdings Ltd.	11,293,017	21,588
	Beijing Enterprises Holdings Ltd.	6,723,554	21,549
	Inner Mongolia Yitai Coal Co. Ltd. Class B	13,585,366	21,421
*,2,3	Haichang Ocean Park Holdings Ltd.	20,958,982	21,386
[2,3]	Pop Mart International Group Ltd.	9,345,277	21,368
	TCL Zhonghuan Renewable Energy Technology Co. Ltd. Class A	2,800,400	21,173
	Shandong Gold Mining Co. Ltd. Class A (XSSC)	7,689,985	20,886
	Jiangxi Copper Co. Ltd. Class H	17,006,579	20,833
*,3	China Literature Ltd.	5,259,166	20,727
	Chongqing Zhifei Biological Products Co. Ltd. Class A	1,402,016	20,717
	Yuexiu Property Co. Ltd.	16,559,305	20,688
	China Three Gorges Renewables Group Co. Ltd. Class A	21,847,600	20,387
	SAIC Motor Corp. Ltd. Class A	8,454,576	20,364
	China Taiping Insurance Holdings Co. Ltd.	19,136,268	20,179
	TravelSky Technology Ltd. Class H	12,154,398	20,144
	Bosideng International Holdings Ltd.	34,444,140	20,103
	China Coal Energy Co. Ltd. Class H	25,366,771	19,734
	CRRC Corp. Ltd. Class H	52,702,809	19,602
	China Jinmao Holdings Group Ltd.	84,365,705	19,578
	Haier Smart Home Co. Ltd. Class A (XSSC)	5,269,794	19,418
[3]	Topsports International Holdings Ltd.	23,200,515	19,352

		Shares	Market Value ($000)
	Xinjiang Goldwind Science & Technology Co. Ltd. Class H	10,408,234	18,594
	Sany Heavy Industry Co. Ltd. Class A	7,332,265	18,556
	Zijin Mining Group Co. Ltd. Class A (XSSC)	13,902,167	18,455
	COSCO SHIPPING Ports Ltd.	24,518,728	18,304
	Chongqing Changan Automobile Co. Ltd. Class B	28,554,062	18,188
*	Yihai International Holding Ltd.	6,179,245	18,101
	China Vanke Co. Ltd. Class A (XSEC)	7,025,038	17,933
	Haitian International Holdings Ltd.	7,478,288	17,896
	Shaanxi Coal Industry Co. Ltd. Class A	6,301,610	17,875
*	Weibo Corp. ADR	924,481	17,769
	Shanghai Pharmaceuticals Holding Co. Ltd. Class H	11,786,964	17,750
[3]	Jiumaojiu International Holdings Ltd.	8,144,007	17,720
*,2	Flat Glass Group Co. Ltd. Class H	4,857,733	17,608
	China Resources Cement Holdings Ltd.	28,571,821	17,575
	China Overseas Property Holdings Ltd.	16,656,356	17,408
	China Shenhua Energy Co. Ltd. Class A (XSSC)	4,162,466	17,366
	Zhejiang Huayou Cobalt Co. Ltd. Class A	1,386,305	17,364
	NAURA Technology Group Co. Ltd. Class A	459,560	17,363
	China Railway Group Ltd. Class A (XSSC)	20,176,600	17,318
*	Shenwan Hongyuan Group Co. Ltd. Class A	27,961,432	17,171
	AECC Aviation Power Co. Ltd. Class A	2,318,306	17,149
	Beijing-Shanghai High Speed Railway Co. Ltd. Class A	24,838,700	17,144
	Beijing Enterprises Water Group Ltd.	56,475,603	17,122
	Nine Dragons Paper Holdings Ltd.	20,709,023	17,080
*,3	Hua Hong Semiconductor Ltd.	5,622,241	16,840
	AviChina Industry & Technology Co. Ltd. Class H	31,406,794	16,757
*	Unigroup Guoxin Microelectronics Co. Ltd. Class A	532,374	16,687
*,2,3	Akeso Inc.	6,233,631	16,679
	BOE Technology Group Co. Ltd. Class A (XSEC)	28,439,700	16,435
	CRRC Corp. Ltd. Class A	21,261,800	16,275
*	Foxconn Industrial Internet Co. Ltd. Class A	10,875,405	16,242
	Dongyue Group Ltd.	14,838,391	16,139
*,1,3	Evergrande Property Services Group Ltd.	54,518,500	15,974
	China Cinda Asset Management Co. Ltd. Class H	114,700,794	15,800
	Shenzhen International Holdings Ltd.	17,141,221	15,789
	Shougang Fushan Resources Group Ltd.	44,294,060	15,768
*,2	iQIYI Inc. ADR	4,106,455	15,687
	JOYY Inc. ADR	602,722	15,604
*,2	Golden Solar New Energy Technology Holdings Ltd.	9,648,728	15,602
	Chongqing Changan Automobile Co. Ltd. Class A (XSEC)	5,687,257	15,539
	China Everbright Bank Co. Ltd. Class A (XSSC)	36,061,209	15,538
*	RLX Technology Inc. ADR	9,491,205	15,376
	CSC Financial Co. Ltd. Class A	3,949,241	15,283
	Zhejiang Expressway Co. Ltd. Class H	18,933,624	15,239
	China Lesso Group Holdings Ltd.	12,310,564	15,087
[3]	Guotai Junan Securities Co. Ltd. Class H	12,605,753	14,985
	China Northern Rare Earth Group High-Tech Co. Ltd. Class A	3,192,000	14,899
*	Alibaba Pictures Group Ltd.	173,262,375	14,784
[3]	Jinxin Fertility Group Ltd.	18,888,836	14,677
*	China Conch Environment Protection Holdings Ltd.	18,418,785	14,585
	Jiangsu Expressway Co. Ltd. Class H	16,618,595	14,502
*	China Merchants Securities Co. Ltd. Class A (XSSC)	6,984,522	14,429
	GoerTek Inc. Class A	3,005,986	14,214
	Guangdong Haid Group Co. Ltd. Class A	1,440,758	14,058
	China Meidong Auto Holdings Ltd.	5,784,679	14,058
	Baoshan Iron & Steel Co. Ltd. Class A	16,499,344	13,918
	CIFI Holdings Group Co. Ltd.	51,167,964	13,897
*	Beijing Capital International Airport Co. Ltd. Class H	23,529,592	13,832

		Shares	Market Value ($000)
	Shanghai Fudan Microelectronics Group Co. Ltd. Class H	3,793,842	13,545
	Bank of Nanjing Co. Ltd. Class A	8,767,648	13,464
	China Traditional Chinese Medicine Holdings Co. Ltd.	31,454,236	13,353
[3]	3SBio Inc.	20,060,060	13,353
	Citic Pacific Special Steel Group Co. Ltd. Class A	4,475,847	13,322
*	China CSSC Holdings Ltd. Class A	3,835,264	13,302
	China National Nuclear Power Co. Ltd. Class A	14,454,931	13,255
	Bank of Communications Co. Ltd. Class A (XSSC)	19,269,891	13,224
	Xinte Energy Co. Ltd. Class H	4,959,854	13,186
[3]	China Resources Pharmaceutical Group Ltd.	21,944,482	13,161
	C&D International Investment Group Ltd.	5,392,515	13,119
	Guangzhou Tinci Materials Technology Co. Ltd. Class A	1,680,452	13,088
[3]	CSC Financial Co. Ltd. Class H	14,001,794	13,083
*,2,3	Weimob Inc.	25,025,598	13,062
*	Shanghai International Airport Co. Ltd. Class A	1,689,952	12,952
*,2,3	Ping An Healthcare & Technology Co. Ltd.	4,957,298	12,947
	Iflytek Co. Ltd. Class A	2,067,850	12,928
*	Zhaojin Mining Industry Co. Ltd. Class H	13,507,295	12,902
[3]	Dali Foods Group Co. Ltd.	27,088,603	12,898
*	China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A	6,310,600	12,841
	China Communications Services Corp. Ltd. Class H	31,508,276	12,810
	Huizhou Desay Sv Automotive Co. Ltd. Class A	439,319	12,764
	Imeik Technology Development Co. Ltd. Class A	146,200	12,741
*,2	China Eastern Airlines Corp. Ltd. Class H	34,809,851	12,683
	Shanghai Putailai New Energy Technology Co. Ltd. Class A	1,204,862	12,678
	China Pacific Insurance Group Co. Ltd. Class A (XSSC)	4,211,572	12,645
[2]	Hopson Development Holdings Ltd.	9,555,684	12,630
	Kingboard Laminates Holdings Ltd.	13,748,256	12,600
	China Everbright Bank Co. Ltd. Class H	41,161,250	12,484
	Hollysys Automation Technologies Ltd.	788,058	12,428
	TBEA Co. Ltd. Class A	3,341,407	12,411
*,3	New Horizon Health Ltd.	4,126,861	12,395
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	14,092,118	12,393
	Sany Heavy Equipment International Holdings Co. Ltd.	11,296,098	12,292
	China Construction Bank Corp. Class A (XSSC)	14,840,801	12,279
	China United Network Communications Ltd. Class A	23,733,000	12,127
	Anhui Conch Cement Co. Ltd. Class A (XSSC)	2,499,100	12,065
	Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. Class A	1,100,325	11,966
*	COFCO Joycome Foods Ltd.	27,496,805	11,930
	China Minsheng Banking Corp. Ltd. Class A (XSSC)	22,014,700	11,901
	Postal Savings Bank of China Co. Ltd. Class A	16,962,773	11,823
	Inner Mongolia BaoTou Steel Union Co. Ltd. Class A	34,265,085	11,514
	Bank of Beijing Co. Ltd. Class A	18,573,814	11,505
*	Yihai Kerry Arawana Holdings Co. Ltd. Class A	1,689,700	11,504
	Daqin Railway Co. Ltd. Class A	12,792,800	11,494
	China Suntien Green Energy Corp. Ltd. Class H	23,184,259	11,372
*	Lao Feng Xiang Co. Ltd. Class B	3,471,953	11,355
	Zoomlion Heavy Industry Science & Technology Co. Ltd. Class H	21,834,928	11,352
*,3	Remegen Co. Ltd. Class H	1,982,588	11,350
	Fufeng Group Ltd.	19,533,402	11,327
	Bank of Shanghai Co. Ltd. Class A	12,760,260	11,299
	Chongqing Rural Commercial Bank Co. Ltd. Class H	32,461,910	11,296
*,3	InnoCare Pharma Ltd.	7,997,067	11,294
	Yunnan Baiyao Group Co. Ltd. Class A	1,377,035	11,283
	Ginlong Technologies Co. Ltd. Class A	330,510	11,275
	Will Semiconductor Co. Ltd. Shanghai Class A	714,191	11,183
	Focus Media Information Technology Co. Ltd. Class A	12,698,972	11,158
	Great Wall Motor Co. Ltd. Class A	2,172,464	11,148

		Shares	Market Value ($000)
*	China Southern Airlines Co. Ltd. Class H	20,537,876	11,123
*	Wingtech Technology Co. Ltd. Class A	1,087,146	11,098
	Ningbo Tuopu Group Co. Ltd. Class A	806,887	11,094
	China Petroleum & Chemical Corp. Class A	18,061,016	11,047
	China Water Affairs Group Ltd.	12,229,127	10,977
[3]	A-Living Smart City Services Co. Ltd.	8,997,062	10,974
	Henan Shuanghui Investment & Development Co. Ltd. Class A	2,739,980	10,922
	Bank of Hangzhou Co. Ltd. Class A	5,103,804	10,845
	Huaxia Bank Co. Ltd. Class A	14,236,134	10,827
*	COSCO SHIPPING Energy Transportation Co. Ltd. Class H	15,732,171	10,817
	China Yongda Automobiles Services Holdings Ltd.	12,322,958	10,626
	Greentown Service Group Co. Ltd.	11,791,892	10,554
	Xinyi Energy Holdings Ltd.	20,821,643	10,543
	Suzhou Maxwell Technologies Co. Ltd. Class A	148,691	10,458
	Guotai Junan Securities Co. Ltd. Class A (XSSC)	4,862,100	10,451
	Beijing Kingsoft Office Software Inc. Class A	400,050	10,411
	SSY Group Ltd.	18,333,733	10,405
	GF Securities Co. Ltd. Class A (XSEC)	4,382,575	10,384
*	Noah Holdings Ltd. ADR	596,014	10,371
	Poly Property Services Co. Ltd. Class H	1,783,640	10,317
	Jiangsu Eastern Shenghong Co. Ltd. Class A	3,515,165	10,310
	Grand Pharmaceutical Group Ltd.	18,601,754	10,307
	Sinotruk Hong Kong Ltd.	8,682,424	10,259
	SDIC Power Holdings Co. Ltd. Class A	6,615,246	10,151
	Gigadevice Semiconductor Beijing Inc. Class A	574,674	10,131
[2]	Tianneng Power International Ltd.	8,611,879	10,095
	Changchun High & New Technology Industry Group Inc. Class A	347,473	10,020
*	Jiangsu Zhongtian Technology Co. Ltd. Class A	2,926,100	10,016
	Huadong Medicine Co. Ltd. Class A	1,481,763	9,916
	Power Construction Corp. of China Ltd. Class A	9,124,409	9,832
*	Lifetech Scientific Corp.	28,803,777	9,783
*	Advanced Micro-Fabrication Equipment Inc. China Class A	538,796	9,736
[1,2]	Shimao Group Holdings Ltd.	19,108,207	9,683
*	China Energy Engineering Corp. Ltd.	28,206,542	9,602
*,2	Differ Group Holding Co. Ltd.	39,449,412	9,544
*	Seazen Group Ltd.	27,758,524	9,513
	Hangzhou Steam Turbine Co. Ltd. Class B	5,764,789	9,504
*	China Southern Airlines Co. Ltd. Class A	9,950,500	9,466
*	Yangzijiang Financial Holding Ltd.	33,010,166	9,439
*,1,2	China Evergrande Group	44,728,357	9,402
*,2,3	Koolearn Technology Holding Ltd.	3,511,211	9,389
*,2,3	Shanghai Junshi Biosciences Co. Ltd. Class H	2,234,184	9,371
	Ningbo Deye Technology Co. Ltd. Class A	187,950	9,357
	Joinn Laboratories China Co. Ltd. Class A	567,284	9,332
	Anhui Gujing Distillery Co. Ltd. Class A	292,637	9,282
*,2,3	Linklogis Inc. Class B	12,478,473	9,255
	China International Marine Containers Group Co. Ltd. Class H	9,561,727	9,254
	Orient Securities Co. Ltd. Class A (XSSC)	7,140,915	9,191
	Shanghai Fosun Pharmaceutical Group Co. Ltd. Class A (XSSC)	1,405,199	9,155
*	New Hope Liuhe Co. Ltd. Class A	3,864,999	9,141
	China Education Group Holdings Ltd.	10,758,307	9,118
	Ninestar Corp. Class A	1,221,064	9,108
	Yuexiu REIT	23,287,704	9,048
	Yonyou Network Technology Co. Ltd. Class A	2,884,485	8,950
*	GD Power Development Co. Ltd. Class A	15,746,870	8,919
*,2	China Ruyi Holdings Ltd.	30,623,598	8,864
	Hello Group Inc. ADR	1,975,596	8,851
	Walvax Biotechnology Co. Ltd. Class A	1,367,465	8,828

		Shares	Market Value ($000)
[3]	Blue Moon Group Holdings Ltd.	11,034,758	8,796
	Huayu Automotive Systems Co. Ltd. Class A	2,698,505	8,789
	Huatai Securities Co. Ltd. Class A (XSSC)	4,413,600	8,706
*,2	Helens International Holdings Co. Ltd.	4,574,540	8,701
	Fuyao Glass Industry Group Co. Ltd. Class A (XSSC)	1,426,900	8,689
	China Zhenhua Group Science & Technology Co. Ltd. Class A	492,000	8,658
	Shanghai Industrial Holdings Ltd.	6,100,062	8,626
*,2	Canaan Inc. ADR	2,178,752	8,562
*	Everbright Securities Co. Ltd. Class A (XSSC)	3,795,300	8,549
	ZTE Corp. Class A (XSEC)	2,345,564	8,517
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class H	3,222,053	8,512
	Guanghui Energy Co. Ltd. Class A	5,873,900	8,506
	FinVolution Group ADR	2,005,415	8,403
	Haitong Securities Co. Ltd. Class A (XSSC)	6,049,200	8,402
	BOE Technology Group Co. Ltd. Class B (XSHE)	15,717,251	8,394
	China Everbright Ltd.	11,030,062	8,381
	Gotion High-tech Co. Ltd. Class A	1,440,600	8,376
*	Pangang Group Vanadium Titanium & Resources Co. Ltd. Class A	7,522,705	8,280
[2,3]	CanSino Biologics Inc. Class H	988,393	8,273
*	Hundsun Technologies Inc. Class A	1,309,347	8,265
*	Montage Technology Co. Ltd. Class A	970,014	8,256
	Hengli Petrochemical Co. Ltd. Class A	2,750,820	8,254
	Skyworth Group Ltd.	17,493,830	8,211
	Weichai Power Co. Ltd. Class A (XSEC)	4,592,800	8,172
	China CITIC Bank Corp. Ltd. Class A (XSSC)	12,601,084	8,163
	China National Chemical Engineering Co. Ltd. Class A	5,089,443	8,148
	Sinopec Engineering Group Co. Ltd. Class H	18,964,908	8,144
	Shenzhen Expressway Corp. Ltd. Class H	8,792,691	8,107
	Ningbo Ronbay New Energy Technology Co. Ltd. Class A	391,033	8,089
	China Datang Corp. Renewable Power Co. Ltd. Class H	29,756,326	8,076
	Chongqing Brewery Co. Ltd. Class A	440,789	8,045
	Sinopec Shanghai Petrochemical Co. Ltd. Class H	48,833,767	8,043
[3]	BAIC Motor Corp. Ltd. Class H	29,855,305	8,034
[2]	Jinke Smart Services Group Co. Ltd. Class H	4,051,782	8,027
	Yealink Network Technology Corp. Ltd. Class A	707,915	7,985
	Ming Yang Smart Energy Group Ltd. Class A	1,790,083	7,971
	Fu Shou Yuan International Group Ltd.	11,684,780	7,960
*	Shanghai Electric Group Co. Ltd. Class H	31,758,330	7,948
	Zhejiang NHU Co. Ltd. Class A	2,592,420	7,937
[3]	Legend Holdings Corp. Class H	6,912,375	7,921
*	Vnet Group Inc. ADR	1,523,630	7,862
	Ningbo Shanshan Co. Ltd. Class A	1,835,724	7,741
*	Shanghai International Port Group Co. Ltd. Class A	9,487,100	7,728
	Jiangsu Hengli Hydraulic Co. Ltd. Class A	995,152	7,705
	StarPower Semiconductor Ltd. Class A	132,554	7,681
	Tsingtao Brewery Co. Ltd. Class A (XSSC)	522,758	7,654
	Hangzhou Silan Microelectronics Co. Ltd. Class A	1,235,028	7,651
	Zhongyu Energy Holdings Ltd.	8,898,420	7,613
	Shenzhen Dynanonic Co. Ltd. Class A	142,380	7,589
[3]	Ganfeng Lithium Co. Ltd. Class H	837,947	7,577
	COSCO SHIPPING Development Co. Ltd. Class H	46,649,402	7,568
	Sun Art Retail Group Ltd.	25,643,431	7,560
	Shandong Hualu Hengsheng Chemical Co. Ltd. Class A	1,780,446	7,554
*	I-Mab ADR	720,478	7,551
	Metallurgical Corp. of China Ltd. Class A (XSSC)	15,578,494	7,537
	Sichuan Chuantou Energy Co. Ltd. Class A	4,061,576	7,524
	TCL Technology Group Corp. Class A	11,392,600	7,519
	Shenzhen Transsion Holdings Co. Ltd. Class A	706,791	7,454

		Shares	Market Value ($000)
*	Flat Glass Group Co. Ltd. Class A	1,214,265	7,425
	Sihuan Pharmaceutical Holdings Group Ltd.	51,965,848	7,423
	PAX Global Technology Ltd.	7,918,862	7,409
	Mango Excellent Media Co. Ltd. Class A	1,587,099	7,406
	Sinotrans Ltd. Class H	24,685,965	7,404
	China Overseas Grand Oceans Group Ltd.	15,349,322	7,396
	CIMC Enric Holdings Ltd.	7,932,830	7,374
	Wuxi Shangji Automation Co. Ltd. Class A	302,960	7,362
*	Li Auto Inc. Class A	454,545	7,340
	Bloomage Biotechnology Corp. Ltd. Class A	309,325	7,329
	China Jushi Co. Ltd. Class A	3,294,388	7,315
	SG Micro Corp. Class A	304,516	7,284
	China Coal Energy Co. Ltd. Class A (XSSC)	5,591,454	7,259
	Thunder Software Technology Co. Ltd. Class A	341,928	7,238
*	Hainan Meilan International Airport Co. Ltd.	2,926,644	7,180
	Ecovacs Robotics Co. Ltd. Class A	515,840	7,102
	Hoshine Silicon Industry Co. Ltd. Class A	486,180	7,095
	Dongfang Electric Corp. Ltd. Class A (XSSC)	2,748,300	7,081
	Ningbo Orient Wires & Cables Co. Ltd. Class A	595,600	7,075
	Angang Steel Co. Ltd. Class H	21,344,683	7,074
	YTO Express Group Co. Ltd. Class A	2,451,459	7,038
	Satellite Chemical Co. Ltd. Class A	2,081,763	7,009
[2]	Huadian Power International Corp. Ltd. Class H	20,200,025	6,993
	Digital China Holdings Ltd.	15,671,164	6,993
[3]	China Railway Signal & Communication Corp. Ltd. Class H	21,773,810	6,961
	Jiangsu King's Luck Brewery JSC Ltd. Class A	1,070,369	6,960
	Zhejiang Sanhua Intelligent Controls Co. Ltd. Class A	1,434,017	6,931
*,3	Luye Pharma Group Ltd.	23,060,488	6,917
	Founder Securities Co. Ltd. Class A	7,050,700	6,885
	Ming Yuan Cloud Group Holdings Ltd.	7,464,544	6,853
	Metallurgical Corp. of China Ltd. Class H	32,604,211	6,817
	Chengxin Lithium Group Co. Ltd. Class A	804,870	6,791
	China Risun Group Ltd.	17,183,934	6,784
	Gemdale Corp. Class A	3,889,884	6,768
	Lens Technology Co. Ltd. Class A	4,172,493	6,762
	YongXing Special Materials Technology Co. Ltd. Class A	317,600	6,760
	Xiamen Faratronic Co. Ltd. Class A	214,020	6,642
	Shanghai Electric Group Co. Ltd. Class A (XSSC)	10,045,235	6,638
*	Brilliance China Automotive Holdings Ltd.	17,741,481	6,622
*,2	XD Inc.	2,782,838	6,598
	Chaozhou Three-Circle Group Co. Ltd. Class A	1,653,550	6,597
*	Datang International Power Generation Co. Ltd. Class H	35,453,794	6,560
	Shanghai Jinjiang International Hotels Co. Ltd. Class B	3,216,933	6,550
	360 Security Technology Inc. Class A	5,964,191	6,546
*	COSCO SHIPPING Energy Transportation Co. Ltd. Class A (XSSC)	3,458,000	6,515
	Hangzhou First Applied Material Co. Ltd. Class A	627,144	6,514
	Sinoma Science & Technology Co. Ltd. Class A	1,513,872	6,502
*,3	Venus MedTech Hangzhou Inc. Class H	3,616,070	6,481
	New China Life Insurance Co. Ltd. Class A (XSSC)	1,499,391	6,465
	CSG Holding Co. Ltd. Class B	17,537,213	6,462
	Shanxi Meijin Energy Co. Ltd. Class A	3,805,900	6,436
	China Resources Microelectronics Ltd. Class A	852,624	6,424
	Concord New Energy Group Ltd.	68,121,231	6,414
	Shan Xi Hua Yang Group New Energy Co. Ltd. Class A	2,022,400	6,408
	Suzhou Dongshan Precision Manufacturing Co. Ltd. Class A	1,613,000	6,406
*,3	Alphamab Oncology	7,682,331	6,403
[3]	Simcere Pharmaceutical Group Ltd.	6,037,545	6,400
	NetDragon Websoft Holdings Ltd.	3,197,638	6,388

		Shares	Market Value ($000)
	China Reinsurance Group Corp. Class H	80,432,513	6,356
	Sunwoda Electronic Co. Ltd. Class A	1,486,204	6,350
	China Oriental Group Co. Ltd.	31,140,022	6,273
	Yanlord Land Group Ltd.	8,363,802	6,250
*	Topchoice Medical Corp. Class A	286,179	6,239
	Suzhou TA&A Ultra Clean Technology Co. Ltd. Class A	537,441	6,233
	Bethel Automotive Safety Systems Co. Ltd. Class A	392,700	6,203
	China BlueChemical Ltd. Class H	22,820,021	6,174
	Shenzhen Investment Ltd.	32,629,394	6,152
	Huaxin Cement Co. Ltd. Class H	4,794,500	6,146
	Beijing Easpring Material Technology Co. Ltd. Class A	430,000	6,135
*	Sohu.com Ltd. ADR	371,427	6,129
	Beijing New Building Materials plc Class A	1,429,235	6,111
	Shanxi Coking Coal Energy Group Co. Ltd. Class A	3,504,206	6,098
	Guosen Securities Co. Ltd. Class A	4,454,452	6,096
	CMOC Group Ltd. Class A (XSSC)	7,592,900	6,082
*	China Dili Group	34,511,760	6,077
	Shenzhen Overseas Chinese Town Co. Ltd. Class A	7,313,566	6,073
*	Seazen Holdings Co. Ltd. Class A	1,947,135	6,051
	Sichuan Road & Bridge Co. Ltd. Class A	4,028,150	6,050
*,2,3	Zhou Hei Ya International Holdings Co. Ltd.	11,881,864	6,045
	Maxscend Microelectronics Co. Ltd. Class A	422,305	6,044
	Beijing United Information Technology Co. Ltd. Class A	442,267	6,034
	JiuGui Liquor Co. Ltd. Class A	275,000	6,026
	GEM Co. Ltd. Class A	4,123,920	5,987
	Zhejiang Chint Electrics Co. Ltd. Class A	1,094,902	5,976
	Sino-Ocean Group Holding Ltd.	36,843,206	5,963
	Changzhou Xingyu Automotive Lighting Systems Co. Ltd. Class A	228,060	5,961
	LB Group Co. Ltd. Class A	1,970,200	5,959
[2]	Agile Group Holdings Ltd.	18,181,183	5,958
[2,3]	Angelalign Technology Inc.	328,546	5,955
	Western Superconducting Technologies Co. Ltd. Class A	400,074	5,948
[2]	Tiangong International Co. Ltd.	16,425,917	5,938
	Zhejiang Juhua Co. Ltd. Class A	2,308,646	5,937
	Gemdale Properties & Investment Corp. Ltd.	71,652,776	5,928
*,2,3	Kintor Pharmaceutical Ltd.	3,067,704	5,896
	Beijing Wantai Biological Pharmacy Enterprise Co. Ltd. Class A	292,321	5,875
[3]	Genertec Universal Medical Group Co. Ltd.	9,333,181	5,871
	AVIC Electromechanical Systems Co. Ltd. Class A	3,299,400	5,796
	Industrial Securities Co. Ltd. Class A	6,020,700	5,784
[2]	CIFI Ever Sunshine Services Group Ltd.	7,984,570	5,757
*	Huaneng Power International Inc. Class A (XSSC)	5,500,576	5,742
[3]	China Merchants Securities Co. Ltd. Class H	6,174,268	5,721
	ENN Natural Gas Co. Ltd. Class A	2,230,363	5,717
	Hithink RoyalFlush Information Network Co. Ltd. Class A	446,131	5,712
	Hubei Xingfa Chemicals Group Co. Ltd. Class A	1,025,800	5,684
	CGN New Energy Holdings Co. Ltd.	14,167,140	5,679
	Sinomine Resource Group Co. Ltd. Class A	424,457	5,664
	Anjoy Foods Group Co. Ltd. Class A	258,228	5,637
*,1,2	GOME Retail Holdings Ltd.	153,425,839	5,601
	Rongsheng Petrochemical Co. Ltd. Class A	2,632,364	5,593
*	Wens Foodstuffs Group Co. Ltd. Class A	1,560,691	5,576
[2]	MINISO Group Holding Ltd. ADR	944,234	5,543
*	XCMG Construction Machinery Co. Ltd. Class A	6,642,500	5,522
*,3	Yidu Tech Inc.	5,281,698	5,508
	Ovctek China Inc. Class A	771,904	5,475
	Yifeng Pharmacy Chain Co. Ltd. Class A	707,818	5,442
	Yantai Changyu Pioneer Wine Co. Ltd. Class B	3,483,537	5,434

		Shares	Market Value ($000)
*	Jiangxi Special Electric Motor Co. Ltd. Class A	1,490,800	5,430
	Shenzhen SC New Energy Technology Corp. Class A	271,506	5,382
	Shanxi Lu'an Environmental Energy Development Co. Ltd. Class A	2,623,216	5,363
	Tong Ren Tang Technologies Co. Ltd. Class H	7,596,181	5,345
	Hongfa Technology Co. Ltd. Class A	869,552	5,307
[2,3]	Orient Securities Co. Ltd. Class H	11,003,355	5,279
*	Dada Nexus Ltd. ADR	819,995	5,273
	Shandong Chenming Paper Holdings Ltd. Class B	14,771,945	5,271
	Livzon Pharmaceutical Group Inc. Class H	1,759,809	5,246
	JCET Group Co. Ltd. Class A	1,395,781	5,237
	Asymchem Laboratories Tianjin Co. Ltd. Class A	213,696	5,234
[2]	Poly Property Group Co. Ltd.	24,291,084	5,206
	Shandong Nanshan Aluminum Co. Ltd. Class A	9,985,735	5,199
*,2	Yatsen Holding Ltd. ADR	3,902,016	5,190
	Wuhan Guide Infrared Co. Ltd. Class A	2,782,190	5,142
	Shanghai RAAS Blood Products Co. Ltd. Class A	5,981,479	5,128
	Zhejiang Dahua Technology Co. Ltd. Class A	2,320,293	5,108
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class B	5,197,843	5,101
	Xiamen Tungsten Co. Ltd. Class A	1,266,791	5,062
	Hualan Biological Engineering Inc. Class A	1,694,155	5,041
*	Aluminum Corp. of China Ltd. Class A	7,237,000	5,031
	Angel Yeast Co. Ltd. Class A	762,500	5,028
	Hengtong Optic-electric Co. Ltd. Class A	2,157,360	5,019
	Lonking Holdings Ltd.	25,217,026	5,002
*	National Silicon Industry Group Co. Ltd. Class A	1,646,912	4,950
	Hengdian Group DMEGC Magnetics Co. Ltd. Class A	1,347,100	4,943
*	Skshu Paint Co. Ltd. Class A	313,421	4,936
*	Kuang-Chi Technologies Co. Ltd. Class A	1,843,500	4,929
	Youngor Group Co. Ltd. Class A	5,088,600	4,927
	Hubei Energy Group Co. Ltd. Class A	6,602,867	4,890
*	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. Class A	906,386	4,879
	Keda Industrial Group Co. Ltd.	1,630,041	4,865
[2]	Guangzhou R&F Properties Co. Ltd. Class H	20,597,108	4,864
*,2	Yeahka Ltd.	2,196,927	4,841
	Hangzhou Lion Electronics Co. Ltd. Class A	572,480	4,838
	Guangdong Provincial Expressway Development Co. Ltd. Class B	6,655,836	4,812
	Shanghai Jinjiang International Hotels Co. Ltd. Class A	522,700	4,801
	Shanghai Yuyuan Tourist Mart Group Co. Ltd.	3,861,168	4,787
*	Lingyi iTech Guangdong Co. Class A	6,246,400	4,774
	Shenzhen Kangtai Biological Products Co. Ltd. Class A	962,300	4,771
	Jason Furniture Hangzhou Co. Ltd. Class A	693,849	4,762
	Shoucheng Holdings Ltd.	27,514,925	4,737
	Yunnan Botanee Bio-Technology Group Co. Ltd. Class A	163,900	4,727
	Shenghe Resources Holding Co. Ltd. Class A	1,519,800	4,690
*	Jiangsu Yangnong Chemical Co. Ltd. Class A	273,700	4,676
	Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. Class A	6,899,200	4,663
*	Youngy Co. Ltd. Class A	239,400	4,656
	Hengyi Petrochemical Co. Ltd. Class A	3,349,140	4,656
	Bank of Jiangsu Co. Ltd. Class A	4,341,984	4,647
	Shijiazhuang Yiling Pharmaceutical Co. Ltd. Class A	1,407,946	4,635
	Westone Information Industry Inc. Class A	707,989	4,618
*	CMGE Technology Group Ltd.	16,946,000	4,616
	China Resources Medical Holdings Co. Ltd.	7,575,335	4,611
	Inner Mongolia Yuan Xing Energy Co. Ltd. Class A	3,394,230	4,609
[2]	Dongfang Electric Corp. Ltd. Class H	3,643,592	4,606
	Wuhan DR Laser Technology Corp. Ltd. Class A	137,760	4,604
	Henan Shenhuo Coal & Power Co. Ltd. Class A	2,137,600	4,570

		Shares	Market Value ($000)
	Zhejiang Jiuzhou Pharmaceutical Co. Ltd. Class A	655,665	4,570
*	Sichuan New Energy Power Co. Ltd.	1,309,607	4,567
	Do-Fluoride New Materials Co. Ltd. Class A	629,700	4,557
*	Guangdong HEC Technology Holding Co. Ltd. Class A	2,649,467	4,551
	Sichuan Hebang Biotechnology Co. Ltd. Class A	7,881,700	4,545
	Ningxia Baofeng Energy Group Co. Ltd. Class A	2,269,000	4,538
*	Zhejiang Century Huatong Group Co. Ltd. Class A	6,807,400	4,536
	SooChow Securities Co. Ltd. Class A	4,608,877	4,523
	Sailun Group Co. Ltd. Class A	2,556,164	4,511
	Yuexiu Transport Infrastructure Ltd.	8,016,863	4,488
*,2	Kingsoft Cloud Holdings Ltd. ADR	1,366,254	4,481
	China Baoan Group Co. Ltd. Class A	2,113,864	4,475
	AECC Aero-Engine Control Co. Ltd. Class A	1,098,400	4,455
	Jiangsu GoodWe Power Supply Technology Co. Ltd. Class A	87,110	4,449
	Longshine Technology Group Co. Ltd. Class A	970,856	4,437
	Shandong Sun Paper Industry JSC Ltd. Class A	2,540,900	4,433
*	SOHO China Ltd.	25,371,205	4,428
	Weihai Guangwei Composites Co. Ltd. Class A	423,740	4,416
	Haohua Chemical Science & Technology Co. Ltd.	678,900	4,413
	Zoomlion Heavy Industry Science & Technology Co. Ltd. Class A (XSEC)	4,815,979	4,396
[3]	Yangtze Optical Fibre & Cable Joint Stock Ltd. Co. Class H	2,419,401	4,395
	Beijing Tiantan Biological Products Corp. Ltd. Class A	1,473,158	4,380
	Shenzhen Senior Technology Material Co. Ltd. Class A	1,030,521	4,375
	Shenzhen Energy Group Co. Ltd. Class A	4,598,857	4,371
	Guoyuan Securities Co. Ltd. Class A	4,548,540	4,370
*	Amlogic Shanghai Co. Ltd. Class A	347,362	4,367
	Sichuan Swellfun Co. Ltd. Class A	411,620	4,366
	By-health Co. Ltd. Class A	1,585,200	4,352
*	Guangdong Electric Power Development Co. Ltd. Class B	15,855,512	4,347
	Yunnan Aluminium Co. Ltd. Class A	2,906,900	4,344
	Ningbo Zhoushan Port Co. Ltd. Class A	7,467,746	4,339
	Beijing Jingneng Clean Energy Co. Ltd. Class H	21,529,730	4,337
	Yantai Jereh Oilfield Services Group Co. Ltd. Class A	811,173	4,327
	Shenzhen Kedali Industry Co. Ltd. Class A	200,605	4,326
	Shengyi Technology Co. Ltd. Class A	1,830,600	4,324
	AVIC Industry-Finance Holdings Co. Ltd. Class A	8,920,695	4,322
	BBMG Corp. Class H	31,020,374	4,311
[2]	China Modern Dairy Holdings Ltd.	32,817,606	4,310
	Levima Advanced Materials Corp. Class A	600,553	4,305
	Hisense Home Appliances Group Co. Ltd.	3,721,464	4,297
	Shanghai Friendess Electronic Technology Corp. Ltd. Class A	116,798	4,296
	Ingenic Semiconductor Co. Ltd. Class A	323,446	4,285
	Tongkun Group Co. Ltd. Class A	1,995,960	4,280
	Sieyuan Electric Co. Ltd. Class A	648,200	4,267
*,3	Ocumension Therapeutics	2,876,500	4,251
	Shanghai Mechanical & Electrical Industry Co. Ltd. Class B	3,604,839	4,247
*	Risen Energy Co. Ltd. Class A	808,759	4,241
[3]	Hangzhou Tigermed Consulting Co. Ltd. Class H	407,608	4,234
	NavInfo Co. Ltd. Class A	2,031,819	4,219
*	Chifeng Jilong Gold Mining Co. Ltd. Class A	1,555,200	4,219
	Titan Wind Energy Suzhou Co. Ltd. Class A	1,592,800	4,217
	Inspur Electronic Information Industry Co. Ltd. Class A	1,157,552	4,179
	Changjiang Securities Co. Ltd. Class A	5,169,432	4,176
	Songcheng Performance Development Co. Ltd. Class A	2,193,570	4,172
	Lepu Medical Technology Beijing Co. Ltd. Class A	1,565,448	4,167
*,3	Peijia Medical Ltd.	5,321,915	4,160
	First Capital Securities Co. Ltd. Class A	4,579,200	4,157
	Guangzhou Great Power Energy & Technology Co. Ltd. Class A	373,200	4,148

		Shares	Market Value ($000)
	CNNC Hua Yuan Titanium Dioxide Co. Ltd. Class A	2,802,270	4,133
	Consun Pharmaceutical Group Ltd.	7,539,994	4,132
*,2,3	Ascentage Pharma Group International	2,016,028	4,111
	Beijing Shougang Co. Ltd. Class A	6,538,495	4,109
	Hesteel Co. Ltd. Class A	9,894,043	4,105
	Guangzhou Kingmed Diagnostics Group Co. Ltd. Class A	393,957	4,072
	Sichuan Kelun Pharmaceutical Co. Ltd. Class A	1,236,731	4,045
	Jafron Biomedical Co. Ltd. Class A	611,926	4,026
	Proya Cosmetics Co. Ltd. Class A	153,484	4,018
*	Zhuguang Holdings Group Co. Ltd.	29,204,993	4,015
	Caitong Securities Co. Ltd. Class A	3,704,690	4,012
	Huadian Power International Corp. Ltd. Class A (XSSC)	6,238,600	4,006
	Shenzhen Capchem Technology Co. Ltd. Class A	604,683	3,992
	Xiamen C & D Inc. Class A	2,393,700	3,992
	Hangzhou Chang Chuan Technology Co. Ltd. Class A	531,500	3,983
*	Shanghai Zhenhua Heavy Industries Co. Ltd. Class B	14,924,161	3,969
	Shanghai Medicilon Inc. Class A	80,897	3,965
	Shenzhen Salubris Pharmaceuticals Co. Ltd. Class A	1,104,127	3,940
	Yangzhou Yangjie Electronic Technology Co. Ltd. Class A	423,300	3,938
	China Greatwall Technology Group Co. Ltd. Class A	2,729,700	3,922
	Zhuzhou CRRC Times Electric Co. Ltd. Class A	476,124	3,914
	Hubei Feilihua Quartz Glass Co. Ltd. Class A	544,044	3,905
	Beijing Shiji Information Technology Co. Ltd. Class A	1,844,752	3,900
	Yintai Gold Co. Ltd. Class A	2,416,318	3,897
	Weifu High-Technology Group Co. Ltd. Class B	2,019,242	3,884
*	Niu Technologies ADR	598,668	3,879
[3]	Sunac Services Holdings Ltd.	8,960,777	3,843
	Zhejiang Weixing New Building Materials Co. Ltd. Class A	1,312,840	3,836
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class A (XSSC)	895,516	3,832
	Hangzhou Binjiang Real Estate Group Co. Ltd. Class A	2,706,033	3,831
	Anhui Expressway Co. Ltd. Class A	3,720,033	3,815
*	Bank of Changsha Co. Ltd. Class A	3,456,600	3,800
	Huafon Chemical Co. Ltd. Class A	3,361,005	3,798
[2,3]	AK Medical Holdings Ltd.	4,875,598	3,797
	COSCO SHIPPING Development Co. Ltd. Class A (XSSC)	9,072,772	3,792
	Zhejiang Huahai Pharmaceutical Co. Ltd. Class A	1,248,740	3,788
	Hangzhou Robam Appliances Co. Ltd. Class A	900,362	3,785
	CECEP Wind-Power Corp. Class A	4,669,344	3,783
	Shanghai Chlor-Alkali Chemical Co. Ltd. Class B	5,370,897	3,773
	Dalian Huarui Heavy Industry Group Co. Ltd. Class A	3,160,979	3,764
*,1	China Zhongwang Holdings Ltd.	17,459,813	3,737
	Kingfa Sci & Tech Co. Ltd. Class A	2,489,700	3,731
	Huaibei Mining Holdings Co. Ltd. Class A	1,926,098	3,727
	Anhui Zhongding Sealing Parts Co. Ltd. Class A	1,108,380	3,726
*	CECEP Solar Energy Co. Ltd. Class A	2,808,200	3,724
	Shanghai Lingang Holdings Corp. Ltd. Class A	2,041,445	3,696
[1,2]	Logan Group Co. Ltd.	13,304,195	3,695
	Humanwell Healthcare Group Co. Ltd. Class A	1,415,300	3,692
*	Beijing Dabeinong Technology Group Co. Ltd. Class A	3,422,600	3,690
	Hisense Home Appliances Group Co. Ltd. Class A (XSEC)	1,762,557	3,689
	Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd. Class A	208,535	3,688
*	Ningbo Joyson Electronic Corp. Class A	1,143,900	3,671
	Milkyway Chemical Supply Chain Service Co. Ltd. Class A	168,200	3,670
*	Nanjing Securities Co. Ltd. Class A	3,091,500	3,669
	Oppein Home Group Inc. Class A	205,000	3,666
	Pingdingshan Tianan Coal Mining Co. Ltd. Class A	2,063,100	3,666
*	HUYA Inc. ADR	1,106,690	3,652
*	Sichuan Development Lomon Co. Ltd. Class A	1,709,150	3,648

		Shares	Market Value ($000)
*,2,3	Mobvista Inc.	5,913,000	3,648
*	TCL Electronics Holdings Ltd.	7,655,732	3,647
	GCL Energy Technology Co. Ltd.	1,409,800	3,642
	Sichuan Yahua Industrial Group Co. Ltd. Class A	836,600	3,630
*,3	China Renaissance Holdings Ltd.	3,145,000	3,627
*	China Minmetals Rare Earth Co. Ltd. Class A	856,600	3,623
	Inner Mongolia ERDOS Resources Co. Ltd. Class A	1,332,028	3,611
	Luoyang Xinqianglian Slewing Bearing Co. Ltd. Class A	251,693	3,608
	Tongling Nonferrous Metals Group Co. Ltd. Class A	7,994,606	3,605
	China Railway Signal & Communication Corp. Ltd. Class A	5,519,118	3,599
[2]	Maanshan Iron & Steel Co. Ltd. Class H	13,376,000	3,592
[2,3]	Hope Education Group Co. Ltd.	42,653,194	3,589
	SPIC Industry-Finance Holdings Co. Ltd. Class A	4,905,894	3,588
	Gaona Aero Material Co. Ltd. Class A	491,800	3,586
	Sinopec Kantons Holdings Ltd.	11,418,700	3,582
	West China Cement Ltd.	30,544,756	3,579
	Hebei Hengshui Laobaigan Liquor Co. Ltd. Class A	923,000	3,561
	Zhuhai Huafa Properties Co. Ltd. Class A	3,082,200	3,557
	Liaoning Port Co. Ltd. Class A	14,139,765	3,550
	37 Interactive Entertainment Network Technology Group Co. Ltd. Class A	1,218,600	3,542
	Hangzhou Oxygen Plant Group Co. Ltd.	618,100	3,542
	Dongxing Securities Co. Ltd. Class A	2,900,222	3,538
	Zhejiang Yongtai Technology Co. Ltd. Class A	772,264	3,530
*	China Zheshang Bank Co. Ltd. Class A	7,332,100	3,528
	Shanxi Taigang Stainless Steel Co. Ltd. Class A	4,751,604	3,498
	Shanghai Bairun Investment Holding Group Co. Ltd. Class A	870,599	3,495
*	KWG Group Holdings Ltd.	17,235,041	3,492
[3]	Shandong Gold Mining Co. Ltd. Class H	2,000,703	3,484
	Bank of Chongqing Co. Ltd. Class H	6,595,603	3,475
	Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd. Class A	511,952	3,474
*,2,3	Shimao Services Holdings Ltd.	10,283,563	3,472
	Xinjiang Goldwind Science & Technology Co. Ltd. Class A (XSEC)	1,561,558	3,467
	Tianshui Huatian Technology Co. Ltd. Class A	2,627,745	3,462
	Zhejiang Cfmoto Power Co. Ltd. Class A	156,300	3,461
*	Asia - Potash International Investment Guangzhou Co. Ltd. Class A	668,400	3,459
	Financial Street Holdings Co. Ltd. Class A	4,058,405	3,456
	Wuchan Zhongda Group Co. Ltd. Class A	4,822,385	3,440
	Zhejiang China Commodities City Group Co. Ltd. Class A	4,370,600	3,437
	Tianjin Capital Environmental Protection Group Co. Ltd. Class A	3,261,275	3,433
	Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd. Class A	663,343	3,421
*	Shanghai Electric Power Co. Ltd. Class A	2,367,208	3,404
	Zhejiang HangKe Technology Inc. Co. Class A	304,704	3,386
	Zhefu Holding Group Co. Ltd. Class A	4,826,150	3,377
	Shanxi Securities Co. Ltd. Class A	4,162,379	3,375
	Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. Class A	843,030	3,374
	Xinhua Winshare Publishing & Media Co. Ltd. Class H	4,867,892	3,373
	Beijing Roborock Technology Co. Ltd. Class A	69,617	3,371
	AVICOPTER plc Class A	517,991	3,368
*,1	Kaisa Group Holdings Ltd.	31,448,882	3,365
*,2	Comba Telecom Systems Holdings Ltd.	18,606,993	3,364
	Hunan Valin Steel Co. Ltd. Class A	4,963,640	3,355
	Guangxi Guiguan Electric Power Co. Ltd. Class A	3,599,184	3,349
	Tianjin Guangyu Development Co. Ltd. Class A	1,727,490	3,336
	Quectel Wireless Solutions Co. Ltd. Class A	142,799	3,331
[3]	Shanghai Haohai Biological Technology Co. Ltd. Class H	780,282	3,321
	Zhejiang Weiming Environment Protection Co. Ltd. Class A	760,475	3,319
	Shenzhen Hepalink Pharmaceutical Group Co. Ltd. Class A	1,399,207	3,315
*	Fangda Carbon New Material Co. Ltd. Class A	3,147,945	3,308

		Shares	Market Value ($000)
	G-bits Network Technology Xiamen Co. Ltd. Class A	62,649	3,306
	Western Securities Co. Ltd. Class A	3,483,344	3,295
*	Hang Zhou Great Star Industrial Co. Ltd. Class A	1,140,500	3,282
	Zhejiang Hailiang Co. Ltd. Class A	1,836,000	3,282
	Southwest Securities Co. Ltd. Class A	5,775,609	3,280
	Shanghai Pharmaceuticals Holding Co. Ltd. Class A (XSSC)	1,282,967	3,274
	North Industries Group Red Arrow Co. Ltd. Class A	669,000	3,262
	Shandong Linglong Tyre Co. Ltd. Class A	763,616	3,261
	Zhengzhou Coal Mining Machinery Group Co. Ltd. Class A	1,306,800	3,260
	Shandong Shida Shenghua Chemical Group Co. Ltd. Class A	158,504	3,252
	Zhejiang Xinan Chemical Industrial Group Co. Ltd. Class A	1,122,800	3,247
*	Sinofert Holdings Ltd.	23,574,198	3,245
	Tangshan Jidong Cement Co. Ltd. Class A	2,259,700	3,241
	KBC Corp. Ltd. Class A	60,879	3,240
*	Gaotu Techedu Inc. ADR	1,882,633	3,219
*	LexinFintech Holdings Ltd. ADR	1,710,444	3,216
	Livzon Pharmaceutical Group Inc. Class A (XSEC)	681,343	3,213
[3]	Midea Real Estate Holding Ltd.	2,701,735	3,211
	Shanghai Wanye Enterprises Co. Ltd. Class A	898,000	3,211
	Luxi Chemical Group Co. Ltd. Class A	1,529,900	3,202
	China Resources Double Crane Pharmaceutical Co. Ltd. Class A	1,031,454	3,197
	Yunnan Tin Co. Ltd. Class A	1,429,273	3,195
[3]	China New Higher Education Group Ltd.	10,036,112	3,195
	Riyue Heavy Industry Co. Ltd. Class A	856,833	3,192
*	GCL System Integration Technology Co. Ltd. Class A	4,855,300	3,189
*	Pengdu Agriculture & Animal Husbandry Co. Ltd. Class A	5,811,900	3,180
	Chongqing Fuling Zhacai Group Co. Ltd. Class A	717,079	3,176
	Western Mining Co. Ltd. Class A	1,893,667	3,173
	Sinolink Securities Co. Ltd. Class A	2,512,146	3,172
	Beijing Enlight Media Co. Ltd. Class A	2,552,180	3,170
	Heilongjiang Agriculture Co. Ltd. Class A	1,516,900	3,163
	Yankuang Energy Group Co. Ltd. Class A (XSSC)	580,800	3,161
	Tianma Microelectronics Co. Ltd. Class A	2,177,821	3,148
	FAW Jiefang Group Co. Ltd. Class A	2,429,337	3,142
	China South Publishing & Media Group Co. Ltd. Class A	2,364,461	3,130
	Apeloa Pharmaceutical Co. Ltd. Class A	1,088,400	3,117
	Beijing Yanjing Brewery Co. Ltd. Class A	2,523,610	3,110
	Zhejiang Supor Co. Ltd. Class A	445,175	3,103
*,2	EHang Holdings Ltd. ADR	446,922	3,097
	Avary Holding Shenzhen Co. Ltd. Class A	675,240	3,087
	Sinocare Inc. Class A	649,049	3,085
	Glarun Technology Co. Ltd. Class A	1,290,100	3,083
	Daan Gene Co. Ltd. Class A	1,104,270	3,081
[2]	Kangji Medical Holdings Ltd.	3,668,782	3,081
	Sealand Securities Co. Ltd. Class A	5,956,200	3,072
	Xinjiang Tianshan Cement Co. Ltd. Class A	1,809,680	3,067
	Datang International Power Generation Co. Ltd. Class A	7,313,411	3,065
	Joincare Pharmaceutical Group Industry Co. Ltd. Class A	1,865,496	3,056
	Shanghai Huayi Group Co. Ltd. Class B	4,479,735	3,048
	BTG Hotels Group Co. Ltd. Class A	981,188	3,047
	CNGR Advanced Material Co. Ltd. Class A	164,700	3,045
	Sinoma International Engineering Co. Class A	2,078,800	3,043
	Yunda Holding Co. Ltd. Class A	1,130,885	3,040
	Beijing Zhong Ke San Huan High-Tech Co. Ltd. Class A	962,205	3,036
	Xuji Electric Co. Ltd. Class A	920,400	3,035
*,2	Tuya Inc. ADR	1,674,059	3,030
	Wanxiang Qianchao Co. Ltd. Class A	3,093,830	3,028
	Tian Lun Gas Holdings Ltd.	5,785,520	3,018

		Shares	Market Value ($000)
*	Unisplendour Corp. Ltd. Class A	1,093,352	3,018
	Huangshan Tourism Development Co. Ltd. Class B	3,910,468	3,015
	Wuxi NCE Power Co. Ltd. Class A	161,134	3,014
[2,3]	Medlive Technology Co. Ltd.	2,370,500	3,013
	Zhuzhou Kibing Group Co. Ltd. Class A	1,769,000	3,012
	State Grid Information & Communication Co. Ltd.	1,205,122	3,010
	Fujian Sunner Development Co. Ltd. Class A	1,022,800	3,006
*	Guangdong Golden Dragon Development Inc. Class A	1,354,300	3,002
	China Shineway Pharmaceutical Group Ltd.	3,751,854	2,988
	Anhui Jinhe Industrial Co. Ltd. Class A	494,773	2,982
	Shaanxi International Trust Co. Ltd. Class A	6,349,200	2,973
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. Class B	3,176,313	2,958
	Guangzhou Automobile Group Co. Ltd. Class A (XSSC)	1,335,240	2,958
	Jiangsu Shuangxing Color Plastic New Materials Co. Ltd. Class A	717,100	2,955
	Wuxi Taiji Industry Co. Ltd. Class A	2,737,153	2,947
	GRG Banking Equipment Co. Ltd. Class A	2,152,643	2,941
*	Ausnutria Dairy Corp. Ltd.	3,647,000	2,940
	Xi'an Triangle Defense Co. Ltd. Class A	428,320	2,936
*	Mianyang Fulin Precision Co. Ltd.	953,570	2,934
	Huaxin Cement Co. Ltd. Class A (XSSC)	1,098,881	2,930
	Qingdao Haier Biomedical Co. Ltd. Class A	283,322	2,926
	Bank of Chongqing Co. Ltd. Class A	2,671,659	2,926
	Shanghai M&G Stationery Inc. Class A	433,200	2,920
*	Q Technology Group Co. Ltd.	5,068,379	2,909
*	Jilin Electric Power Co. Ltd. Class A	2,676,400	2,908
	Bank of Chengdu Co. Ltd. Class A	1,269,227	2,906
	Han's Laser Technology Industry Group Co. Ltd. Class A	615,300	2,906
	Dong-E-E-Jiao Co. Ltd. Class A	545,380	2,901
	Guangdong Hongda Holdings Group Co. Ltd. Class A	644,400	2,891
	Anhui Honglu Steel Construction Group Co. Ltd. Class A	648,311	2,886
	Dazhong Transportation Group Co. Ltd. Class B	10,955,524	2,883
	Bafang Electric Suzhou Co. Ltd. Class A	110,800	2,882
	Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd. Class A	1,035,104	2,874
	China Great Wall Securities Co. Ltd. Class A	2,147,000	2,871
	Jiangsu Yoke Technology Co. Ltd. Class A	379,900	2,867
	Northeast Securities Co. Ltd. Class A	2,763,300	2,850
	China Harmony Auto Holding Ltd.	8,431,814	2,848
	Jizhong Energy Resources Co. Ltd. Class A	2,849,376	2,846
*	China High Speed Transmission Equipment Group Co. Ltd.	4,393,236	2,841
	Beijing Bei Mo Gao Ke Friction Material Co. Ltd. Class A	314,613	2,840
*	Shanghai Liangxin Electrical Co. Ltd. Class A	1,196,692	2,839
	Sunresin New Materials Co. Ltd. Class A	294,928	2,834
	Nantong Jianghai Capacitor Co. Ltd. Class A	698,845	2,822
	Jilin Aodong Pharmaceutical Group Co. Ltd. Class A	1,309,087	2,812
	Bank of Guiyang Co. Ltd. Class A	3,375,900	2,808
	Jiangsu Azure Corp.	965,000	2,803
*,2,3	Maoyan Entertainment	3,087,177	2,802
	TangShan Port Group Co. Ltd. Class A	7,197,500	2,791
	China Meheco Co. Ltd. Class A	1,291,309	2,785
*	Zibo Qixiang Tengda Chemical Co. Ltd. Class A	2,479,820	2,771
	Xinyangfeng Agricultural Technology Co. Ltd. Class A	1,110,800	2,765
	East Group Co. Ltd. Class A	2,114,600	2,750
	Shanghai Bailian Group Co. Ltd. Class B	3,480,464	2,746
	Sinotrans Ltd. Class A (XSSC)	4,908,521	2,746
	Chacha Food Co. Ltd. Class A	386,978	2,746
	Yunnan Copper Co. Ltd. Class A	1,599,700	2,737
*	Roshow Technology Co. Ltd. Class A	1,307,100	2,728
	Zhuzhou Hongda Electronics Corp. Ltd. Class A	349,100	2,713

		Shares	Market Value ($000)
	Jingjin Equipment Inc. Class A	549,340	2,710
	Dian Diagnostics Group Co. Ltd. Class A	594,000	2,708
	Hunan Zhongke Electric Co. Ltd. Class A	630,497	2,702
	Yantai Eddie Precision Machinery Co. Ltd. Class A	950,684	2,698
	WUS Printed Circuit Kunshan Co. Ltd. Class A	1,495,450	2,693
	C&D Property Management Group Co. Ltd.	5,704,088	2,693
	Shanghai Zhangjiang High-Tech Park Development Co. Ltd. Class A	1,558,000	2,692
	Eastroc Beverage Group Co. Ltd. Class A	117,900	2,683
	Chengtun Mining Group Co. Ltd. Class A	2,289,000	2,681
*	Kaishan Group Co. Ltd. Class A	1,177,149	2,680
	Red Avenue New Materials Group Co. Ltd. Class A	618,700	2,662
*,2,3	Meitu Inc.	25,085,704	2,662
*	Chongqing Iron & Steel Co. Ltd. Class A	9,896,474	2,651
	BBMG Corp. Class A (XSSC)	6,782,691	2,649
	Guangdong Kinlong Hardware Products Co. Ltd. Class A	221,400	2,647
	Jointown Pharmaceutical Group Co. Ltd. Class A	1,571,414	2,646
	Hangjin Technology Co. Ltd. Class A	564,200	2,645
	Zhongji Innolight Co. Ltd. Class A	541,679	2,640
	Fibocom Wireless Inc. Class A	692,340	2,636
*	Guocheng Mining Co. Ltd. Class A	935,164	2,635
	Sinofibers Technology Co. Ltd. Class A	372,623	2,629
*,2,3	CStone Pharmaceuticals	4,959,376	2,623
*	Guangshen Railway Co. Ltd. Class H	15,465,193	2,619
	Shenzhen YUTO Packaging Technology Co. Ltd. Class A	641,480	2,601
	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd. Class A	3,906,300	2,590
	Tofflon Science & Technology Group Co. Ltd. Class A	617,400	2,590
	Xianhe Co. Ltd. Class A	642,800	2,587
	Lianhe Chemical Technology Co. Ltd. Class A	926,552	2,582
	IKD Co. Ltd. Class A	885,868	2,581
*	Guangdong Create Century Intelligent Equipment Group Corp. Ltd.	1,455,700	2,577
*,2,3	Redco Properties Group Ltd.	10,424,787	2,576
	Guolian Securities Co. Ltd. Class A	1,625,200	2,576
	Guangdong Xinbao Electrical Appliances Holdings Co. Ltd. Class A	761,215	2,575
	Sichuan Expressway Co. Ltd. Class A (XSSC)	4,307,292	2,570
	Beijing Capital Eco-Environment Protection Group Co. Ltd. Class A	5,880,190	2,570
	Health & Happiness H&H International Holdings Ltd.	2,135,307	2,568
*	Chongqing Three Gorges Water Conservancy & Electric Power Co. Ltd. Class A	1,516,216	2,568
	Anhui Expressway Co. Ltd. Class H	3,374,239	2,567
	Lier Chemical Co. Ltd. Class A	767,622	2,560
	Guangzhou Zhujiang Brewery Co. Ltd. Class A	2,209,196	2,559
	Guangzhou Haige Communications Group Inc. Co. Class A	1,915,959	2,547
*,1,2	China Aoyuan Group Ltd.	16,923,787	2,544
	Tianjin Chase Sun Pharmaceutical Co. Ltd. Class A	2,715,377	2,541
	Wolong Electric Group Co. Ltd. Class A	1,162,300	2,541
	Xinjiang Zhongtai Chemical Co. Ltd. Class A	2,308,100	2,538
	Shandong Himile Mechanical Science & Technology Co. Ltd. Class A	771,541	2,537
*	Meinian Onehealth Healthcare Holdings Co. Ltd. Class A	3,371,793	2,537
	China Foods Ltd.	7,962,706	2,536
[3]	Red Star Macalline Group Corp. Ltd. Class H	6,661,764	2,536
	Hubei Dinglong Co. Ltd. Class A	811,900	2,533
*	TongFu Microelectronics Co. Ltd. Class A	1,029,202	2,526
	China Resources Boya Bio-pharmaceutical Group Co. Ltd. Class A	514,519	2,525
	Jiangsu Linyang Energy Co. Ltd. Class A	1,763,000	2,518
	Nanjing Yunhai Special Metals Co. Ltd. Class A	625,866	2,514
	Foran Energy Group Co. Ltd.	962,005	2,505
*,3	Ascletis Pharma Inc.	5,828,704	2,495
*	Beijing Jingyuntong Technology Co. Ltd. Class A	1,842,380	2,486

		Shares	Market Value ($000)
*,2	Zhihu Inc. Class A ADR	1,986,891	2,484
	Zhejiang JIULI Hi-tech Metals Co. Ltd. Class A	963,350	2,483
	CNSIG Inner Mongolia Chemical Industry Co. Ltd.	822,500	2,482
*	China Eastern Airlines Corp. Ltd. Class A (XSSC)	3,407,300	2,481
*,3	YiChang HEC ChangJiang Pharmaceutical Co. Ltd. Class H	3,726,664	2,477
	Guangzhou Restaurant Group Co. Ltd. Class A	725,760	2,473
	Jiangsu Jiangyin Rural Commercial Bank Co. Ltd. Class A	3,398,415	2,466
	Huagong Tech Co. Ltd. Class A	750,600	2,464
	Offshore Oil Engineering Co. Ltd. Class A	3,910,000	2,454
*	XPeng Inc. Class A	202,109	2,454
*	Shanghai Milkground Food Tech Co. Ltd. Class A	436,700	2,449
*	Harbin Electric Co. Ltd. Class H	8,451,020	2,445
	Shenzhen SED Industry Co. Ltd. Class A	1,102,700	2,444
	Shaanxi Construction Engineering Group Corp. Ltd. Class A	3,322,900	2,440
	Perfect World Co. Ltd. Class A	1,102,250	2,439
	China Tianying Inc. Class A	2,447,700	2,438
	Greatview Aseptic Packaging Co. Ltd.	12,929,754	2,434
	Jiangsu Jiejie Microelectronics Co. Ltd. Class A	721,761	2,431
	Newland Digital Technology Co. Ltd. Class A	1,070,097	2,423
*	Grandjoy Holdings Group Co. Ltd. Class A	4,543,046	2,423
*	China Railway Materials Co. Ltd. Class A	5,721,100	2,422
	PharmaBlock Sciences Nanjing Inc. Class A	195,977	2,414
	Weifu High-Technology Group Co. Ltd. Class A	826,241	2,396
	Nanjing Iron & Steel Co. Ltd. Class A	5,280,746	2,394
*	Shanghai Haixin Group Co. Class B	7,509,733	2,389
	Shenzhen Sunlord Electronics Co. Ltd. Class A	651,400	2,386
	China Southern Power Grid Energy Efficiency&Clean Energy Co. Ltd. Class A	2,315,615	2,386
*	Shanghai Construction Group Co. Ltd. Class A	5,482,700	2,385
	Jiangxi Copper Co. Ltd. Class A	948,901	2,380
	INESA Intelligent Tech Inc. Class B	4,838,246	2,377
*	Hi Sun Technology China Ltd.	20,092,456	2,373
	JNBY Design Ltd.	2,547,664	2,373
*	OFILM Group Co. Ltd. Class A	2,631,614	2,367
*	Beijing Enterprises Clean Energy Group Ltd.	232,083,090	2,365
	Xiamen Xiangyu Co. Ltd. Class A	1,911,701	2,363
	Xinxing Ductile Iron Pipes Co. Ltd. Class A	3,607,800	2,361
	Shenzhen Kstar Science & Technology Co. Ltd. Class A	446,850	2,361
[3]	Pharmaron Beijing Co. Ltd. Class H	289,358	2,354
	Shanxi Coking Co. Ltd. Class A	2,524,771	2,352
*	Yuan Longping High-tech Agriculture Co. Ltd. Class A	1,061,000	2,351
	Shanghai Huace Navigation Technology Ltd. Class A	465,220	2,350
	Shanghai Pret Composites Co. Ltd. Class A	897,960	2,349
*	Jiangxi Zhengbang Technology Co. Ltd. Class A	2,597,802	2,345
*	Sinopec Oilfield Service Corp. Class H	32,772,792	2,342
	Harbin Boshi Automation Co. Ltd. Class A	1,241,125	2,342
	Central China Securities Co. Ltd. Class A (XSSC)	4,044,600	2,341
*	Jiangsu Akcome Science & Technology Co. Ltd. Class A	3,917,400	2,337
	Beijing Sinnet Technology Co. Ltd. Class A	1,636,900	2,335
*	Shenzhen Yinghe Technology Co. Ltd. Class A	525,774	2,325
*	Zhongtai Securities Co. Ltd. Class A	2,145,300	2,325
*	Tibet Summit Resources Co. Ltd. Class A	543,640	2,323
	Wuhan Raycus Fiber Laser Technologies Co. Ltd. Class A	523,372	2,318
*	China Automotive Engineering Research Institute Co. Ltd. Class A	939,790	2,318
*,2	OneConnect Financial Technology Co. Ltd. ADR	1,618,435	2,314
	Winning Health Technology Group Co. Ltd. Class A	1,963,130	2,312
*	CTS International Logistics Corp. Ltd. Class A	1,694,132	2,307
	Inner Mongolia Dian Tou Energy Corp. Ltd. Class A	1,162,204	2,304

		Shares	Market Value ($000)
	DHC Software Co. Ltd. Class A	2,504,600	2,303
	Shenzhen Topband Co. Ltd. Class A	1,084,300	2,300
	Zhejiang Orient Gene Biotech Co. Ltd. Class A	136,234	2,296
	Shenzhen Megmeet Electrical Co. Ltd. Class A	519,225	2,294
	Addsino Co. Ltd. Class A	1,350,000	2,291
	Qingdao TGOOD Electric Co. Ltd. Class A	809,618	2,288
	Laobaixing Pharmacy Chain JSC Class A	463,596	2,287
*,2,3	Viva Biotech Holdings	8,471,158	2,280
	Kunlun Tech Co. Ltd. Class A	1,068,645	2,279
	Shenzhen H&T Intelligent Control Co. Ltd. Class A	852,900	2,279
	Shandong Denghai Seeds Co. Ltd. Class A	754,700	2,279
	Shandong Dongyue Organosilicon Material Co. Ltd. Class A	922,000	2,278
*	Shenzhen Airport Co. Ltd. Class A	2,236,800	2,277
	Guangdong Baolihua New Energy Stock Co. Ltd. Class A	3,037,000	2,276
	Kehua Data Co. Ltd. Class A	390,480	2,276
	Shanghai Flyco Electrical Appliance Co. Ltd. Class A	193,146	2,267
*	Siasun Robot & Automation Co. Ltd. Class A	1,410,640	2,264
	Guangzhou Shiyuan Electronic Technology Co. Ltd. Class A	224,104	2,264
*	China Common Rich Renewable Energy Investments Ltd.	84,704,000	2,263
	Shandong Pharmaceutical Glass Co. Ltd. Class A	580,080	2,259
	Electric Connector Technology Co. Ltd. Class A	317,622	2,257
[3]	China East Education Holdings Ltd.	5,553,127	2,255
	China Merchants Property Operation & Service Co. Ltd. Class A	926,700	2,253
*	CHN Energy Changyuan Electric Power Co. Ltd. Class A	2,733,500	2,245
	Fangda Special Steel Technology Co. Ltd. Class A	2,242,839	2,235
	China National Accord Medicines Corp. Ltd. Class B	998,169	2,232
*,1	China Huiyuan Juice Group Ltd.	8,667,863	2,230
	CNOOC Energy Technology & Services Ltd. Class A	5,872,800	2,228
	Huaxi Securities Co. Ltd. Class A	2,013,739	2,226
	Fujian Funeng Co. Ltd. Class A	1,266,642	2,223
*	Hubei Yihua Chemical Industry Co. Ltd. Class A	766,600	2,223
	Sichuan Hexie Shuangma Co. Ltd. Class A	706,900	2,222
	Shenzhen Fastprint Circuit Tech Co. Ltd. Class A	1,164,000	2,221
*	Guangshen Railway Co. Ltd. Class A (XSSC)	7,219,700	2,220
	Shenzhen Gas Corp. Ltd. Class A	2,087,100	2,219
*	Shenzhen MTC Co. Ltd. Class A	3,810,500	2,212
*	Bank of Zhengzhou Co. Ltd. Class A	5,740,623	2,208
	CETC Potevio Science &Technology Co. Ltd. Class A	593,000	2,206
	Raytron Technology Co. Ltd. Class A	390,556	2,205
	Arcsoft Corp. Ltd. Class A	440,820	2,188
	Eternal Asia Supply Chain Management Ltd. Class A	2,267,197	2,187
*,3	Archosaur Games Inc.	3,518,676	2,186
	Wuhu Token Science Co. Ltd. Class A	2,045,128	2,184
	Shenzhen Sunway Communication Co. Ltd. Class A	854,235	2,183
	Shanghai Fullhan Microelectronics Co. Ltd. Class A	203,110	2,182
*	Focused Photonics Hangzhou Inc. Class A	528,600	2,181
	Times China Holdings Ltd.	10,897,559	2,167
	Sonoscape Medical Corp. Class A	380,861	2,166
	Zhejiang Jingxin Pharmaceutical Co. Ltd. Class A	1,675,960	2,157
	Beijing Shunxin Agriculture Co. Ltd. Class A	615,429	2,147
	Hefei Meiya Optoelectronic Technology Inc. Class A	662,896	2,144
*	DouYu International Holdings Ltd. ADR	1,878,388	2,141
	Chengdu Xingrong Environment Co. Ltd. Class A	2,830,200	2,140
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class A (XSSC)	1,452,983	2,135
	Jiangsu Guotai International Group Co. Ltd.	1,469,884	2,133
	Xiamen Kingdomway Group Co. Class A	667,531	2,132
	Beijing GeoEnviron Engineering & Technology Inc. Class A	1,097,455	2,129

		Shares	Market Value ($000)
	Infore Environment Technology Group Co. Ltd. Class A	2,812,088	2,128
	Shanying International Holding Co. Ltd. Class A	5,151,400	2,127
	China Merchants Expressway Network & Technology Holdings Co. Ltd. Class A	1,946,828	2,120
	Shenzhen Kaifa Technology Co. Ltd. Class A	1,212,750	2,117
	LianChuang Electronic Technology Co. Ltd. Class A	805,709	2,116
	China Dongxiang Group Co. Ltd.	42,509,861	2,114
	KWG Living Group Holdings Ltd.	10,359,701	2,113
*	Zhejiang Wanfeng Auto Wheel Co. Ltd. Class A	2,091,500	2,109
	Jiangsu Nata Opto-electronic Material Co. Ltd. Class A	457,600	2,104
	Qianhe Condiment & Food Co. Ltd. Class A	906,122	2,103
*	Burning Rock Biotech Ltd. ADR	658,387	2,100
*	Jiangsu Hoperun Software Co. Ltd. Class A	693,500	2,099
	China Galaxy Securities Co. Ltd. Class A	1,620,500	2,094
*	Zhejiang Narada Power Source Co. Ltd. Class A	767,500	2,089
	Yankershop Food Co. Ltd. Class A	155,369	2,087
	Beijing Huafeng Test & Control Technology Co. Ltd. Class A	44,233	2,087
	Chinese Universe Publishing & Media Group Co. Ltd. Class A	1,507,580	2,085
	Beijing Capital Development Co. Ltd. Class A	3,145,413	2,081
	Bright Dairy & Food Co. Ltd. Class A	1,157,448	2,080
	China SCE Group Holdings Ltd.	23,690,345	2,079
	Guizhou Panjiang Refined Coal Co. Ltd. Class A	1,651,900	2,078
*	Shandong Longda Meishi Co. Ltd. Class A	1,374,299	2,075
	Grandblue Environment Co. Ltd. Class A	664,636	2,073
	Guangzhou Yuexiu Financial Holdings Group Co. Ltd. Class A	2,173,761	2,068
	Beijing BDStar Navigation Co. Ltd. Class A	449,100	2,067
*	Guosheng Financial Holding Inc. Class A	1,666,300	2,063
	Juewei Food Co. Ltd. Class A	265,364	2,061
*,1,2	Fire Rock Holdings Ltd.	28,888,300	2,061
	Jiangsu Provincial Agricultural Reclamation & Development Corp.	1,047,900	2,054
	Ningbo Sanxing Medical Electric Co. Ltd. Class A	1,105,200	2,052
*	Zhejiang Qianjiang Motorcycle Co. Ltd. Class A	646,900	2,052
	Beijing Originwater Technology Co. Ltd. Class A	2,479,000	2,049
	Shandong Publishing & Media Co. Ltd. Class A	2,313,687	2,049
	Shanghai Shibei Hi-Tech Co. Ltd. Class B	7,357,725	2,047
	Fiberhome Telecommunication Technologies Co. Ltd. Class A	952,080	2,044
	Digital China Group Co. Ltd. Class A	743,500	2,043
	Shandong Hi-Speed Road & Bridge Co. Ltd. Class A	1,416,900	2,042
	Zhejiang Jiecang Linear Motion Technology Co. Ltd. Class A	415,561	2,033
*	Yantai Zhenghai Magnetic Material Co. Ltd. Class A	793,700	2,032
	Bluefocus Intelligent Communications Group Co. Ltd. Class A	2,295,200	2,031
*	STO Express Co. Ltd. Class A	1,144,747	2,030
*	Shanghai Junshi Biosciences Co. Ltd. Class A	221,954	2,025
*	Bohai Leasing Co. Ltd. Class A	6,310,900	2,023
	Suplet Power Co. Ltd. Class A	344,400	2,022
	Zhejiang Dingli Machinery Co. Ltd. Class A	317,685	2,019
*	Air China Ltd. Class A (XSSC)	1,406,800	2,018
	Tian Di Science & Technology Co. Ltd. Class A	2,695,445	2,017
*	Gree Real Estate Co. Ltd. Class A	2,252,569	1,999
	Shanghai Tunnel Engineering Co. Ltd. Class A	2,462,720	1,998
	Hangxiao Steel Structure Co. Ltd. Class A	2,212,840	1,997
	Huali Industrial Group Co. Ltd. Class A	227,558	1,993
[2]	First Tractor Co. Ltd. Class H	4,684,714	1,992
	C&S Paper Co. Ltd. Class A	1,196,908	1,992
*,2,3	China Yuhua Education Corp. Ltd.	13,512,786	1,992
	Zhejiang Meida Industrial Co. Ltd. Class A	984,480	1,988
*,1,2	National Agricultural Holdings Ltd.	13,075,708	1,982
	Beijing North Star Co. Ltd. Class A	6,093,681	1,981

		Shares	Market Value ($000)
*	Yifan Pharmaceutical Co. Ltd. Class A	1,109,900	1,977
	Anji Microelectronics Technology Shanghai Co. Ltd. Class A	63,088	1,977
	ORG Technology Co. Ltd. Class A	2,629,700	1,976
	Konfoong Materials International Co. Ltd. Class A	179,000	1,973
	Nanjing Hanrui Cobalt Co. Ltd. Class A	246,600	1,972
	Sanquan Food Co. Ltd. Class A	782,125	1,971
	COFCO Biotechnology Co. Ltd. Class A	1,521,100	1,964
*	Hainan Development Holdings Nanhai Co. Ltd. Class A	1,007,800	1,960
	Shenzhen Tagen Group Co. Ltd. Class A	2,271,945	1,948
	QuakeSafe Technologies Co. Ltd.	223,142	1,948
	Vats Liquor Chain Store Management JSC Ltd. Class A	349,500	1,944
	China Lilang Ltd.	4,128,094	1,943
	Leyard Optoelectronic Co. Ltd. Class A	2,029,000	1,943
	Eastern Communications Co. Ltd. Class B	4,633,259	1,942
	China South City Holdings Ltd.	28,703,084	1,941
	Valiant Co. Ltd. Class A	719,500	1,937
	Lancy Co. Ltd. Class A	396,400	1,927
	Skyworth Digital Co. Ltd. Class A	701,757	1,920
	Pacific Shuanglin Bio-pharmacy Co. Ltd.	671,959	1,920
	Joyoung Co. Ltd. Class A	733,277	1,914
	Anhui Construction Engineering Group Co. Ltd. Class A	2,114,587	1,910
	Suning Universal Co. Ltd. Class A	3,542,392	1,906
	Hangcha Group Co. Ltd. Class A	856,444	1,897
	Yixintang Pharmaceutical Group Co. Ltd. Class A	509,579	1,892
	Luoxin Pharmaceuticals Group Stock Co. Ltd. Class A	1,730,201	1,888
	Shanghai Fudan Microelectronics Group Co. Ltd. Class A	226,094	1,886
*	China Tungsten & Hightech Materials Co. Ltd. Class A	714,600	1,881
	Sunflower Pharmaceutical Group Co. Ltd. Class A	728,495	1,876
[2,3]	China Everbright Greentech Ltd.	8,276,713	1,876
	Shennan Circuits Co. Ltd. Class A	145,287	1,872
	Shenzhen Jinjia Group Co. Ltd. Class A	1,360,968	1,871
	Tianjin Pharmaceutical Da Re Tang Group Corp. Ltd. Class A	568,168	1,870
	Universal Scientific Industrial Shanghai Co. Ltd. Class A	704,700	1,870
	Jiangyin Hengrun Heavy Industries Co. Ltd. Class A	375,050	1,870
	Anhui Yingjia Distillery Co. Ltd. Class A	230,000	1,864
	Shenzhen Changhong Technology Co. Ltd. Class A	591,753	1,857
	Biem.L.Fdlkk Garment Co. Ltd. Class A	583,540	1,855
*	Keshun Waterproof Technologies Co. Ltd. Class A	1,167,720	1,852
	Ningbo Huaxiang Electronic Co. Ltd. Class A	727,600	1,851
	Guizhou Xinbang Pharmaceutical Co. Ltd. Class A	2,291,700	1,850
	Tangshan Sanyou Chemical Industries Co. Ltd. Class A	1,820,900	1,850
	Jiangsu Nhwa Pharmaceutical Co. Ltd. Class A	914,200	1,850
	YGSOFT Inc. Class A	1,808,446	1,839
*	Tech-Bank Food Co. Ltd. Class A	1,650,160	1,837
*	Jinke Properties Group Co. Ltd. Class A	4,716,739	1,836
	Shanghai Belling Co. Ltd. Class A	574,800	1,835
	Guangzhou Wondfo Biotech Co. Ltd. Class A	329,576	1,834
*,2	LVGEM China Real Estate Investment Co. Ltd.	14,372,602	1,833
	Tianjin 712 Communication & Broadcasting Co. Ltd. Class A	399,500	1,832
	Sangfor Technologies Inc. Class A	127,679	1,829
*	Beijing Jetsen Technology Co. Ltd. Class A	2,250,400	1,828
	5I5J Holding Group Co. Ltd. Class A	4,654,981	1,826
	Sino Wealth Electronic Ltd. Class A	279,255	1,820
	Hainan Strait Shipping Co. Ltd. Class A	2,358,251	1,818
	B-Soft Co. Ltd. Class A	1,755,195	1,814
	Zhejiang Crystal-Optech Co. Ltd. Class A	1,000,383	1,805
	Intco Medical Technology Co. Ltd. Class A	528,300	1,805
	Beibuwan Port Co. Ltd. Class A	1,547,140	1,804

		Shares	Market Value ($000)
	Guangdong Zhongsheng Pharmaceutical Co. Ltd. Class A	777,800	1,797
	Accelink Technologies Co. Ltd. Class A	679,100	1,796
	Anhui Truchum Advanced Materials & Technology Co. Ltd. Class A	1,085,800	1,789
*	An Hui Wenergy Co. Ltd. Class A	2,584,021	1,785
	Anhui Jiangnan Chemical Industry Co. Ltd. Class A	2,237,340	1,784
*	Jinneng Holding Shanxi Electric Power Co. Ltd.	3,019,801	1,782
	Zhejiang Medicine Co. Ltd. Class A	841,500	1,779
	Anhui Anke Biotechnology Group Co. Ltd. Class A	1,310,617	1,778
	Chinalin Securities Co. Ltd. Class A	782,500	1,778
	Chengdu Kanghua Biological Products Co. Ltd. Class A	124,909	1,775
	Fujian Star-net Communication Co. Ltd. Class A	529,433	1,774
*	Youdao Inc. ADR	416,089	1,768
	Anhui Guangxin Agrochemical Co. Ltd. Class A	450,520	1,768
	Jiuzhitang Co. Ltd. Class A	1,329,601	1,763
	Xingda International Holdings Ltd.	9,130,286	1,756
	CQ Pharmaceutical Holding Co. Ltd. Class A	2,277,401	1,755
*	Juneyao Airlines Co. Ltd. Class A	792,130	1,753
	Beijing Chunlizhengda Medical Instruments Co. Ltd. Class H	1,124,090	1,753
	Victory Giant Technology Huizhou Co. Ltd. Class A	747,962	1,752
	Huapont Life Sciences Co. Ltd. Class A	1,996,100	1,751
	Camel Group Co. Ltd. Class A	1,012,512	1,751
	Tianshan Aluminum Group Co. Ltd. Class A	1,613,400	1,750
	Haisco Pharmaceutical Group Co. Ltd. Class A	752,163	1,747
*	Lakala Payment Co. Ltd. Class A	660,500	1,746
	Foryou Corp.	203,990	1,746
	Mayinglong Pharmaceutical Group Co. Ltd. Class A	544,725	1,745
	Shanghai Environment Group Co. Ltd. Class A	1,166,955	1,741
	Yantai Dongcheng Pharmaceutical Co. Ltd. Class A	809,419	1,740
	Jade Bird Fire Co. Ltd. Class A	385,140	1,740
	Suzhou TFC Optical Communication Co. Ltd. Class A	369,723	1,737
	Shanghai Pudong Construction Co. Ltd. Class A	1,680,539	1,734
	Sansteel Minguang Co. Ltd. Fujian Class A	2,107,900	1,732
	Guangdong Dowstone Technology Co. Ltd. Class A	524,300	1,730
*	Jinlei Technology Co. Ltd.	237,100	1,728
*	Shanghai Shimao Co. Ltd. Class A	4,285,304	1,718
	Shenzhen Huaqiang Industry Co. Ltd. Class A	937,130	1,717
	Shandong Head Group Co. Ltd. Class A	312,967	1,712
*	Leo Group Co. Ltd. Class A	5,903,800	1,705
	China Wafer Level CSP Co. Ltd. Class A	483,383	1,704
	NanJi E-Commerce Co. Ltd. Class A	2,289,093	1,703
*	Tongdao Liepin Group	1,319,451	1,703
*	Chengzhi Co. Ltd. Class A	1,133,107	1,702
	Shandong Hi-speed Co. Ltd. Class A	2,185,500	1,699
*	Lushang Health Industry Development Co. Ltd. Class A	1,203,300	1,697
	Zhejiang Hisoar Pharmaceutical Co. Ltd. Class A	1,569,000	1,695
*	China International Marine Containers Group Co. Ltd. Class A (XSEC)	865,500	1,693
	China Fangda Group Co. Ltd. Class B	5,487,939	1,692
	CPMC Holdings Ltd.	4,288,018	1,692
	Hainan Poly Pharm Co. Ltd. Class A	396,876	1,691
[3]	Joinn Laboratories China Co. Ltd. Class H	262,500	1,691
	Edifier Technology Co. Ltd. Class A	1,324,600	1,688
	CGN Nuclear Technology Development Co. Ltd. Class A	1,314,728	1,685
	Oriental Energy Co. Ltd. Class A	1,355,200	1,680
*	Rockchip Electronics Co. Ltd.	119,400	1,678
	Maanshan Iron & Steel Co. Ltd. Class A (XSSC)	3,598,561	1,675
	KPC Pharmaceuticals Inc. Class A	973,100	1,674
*	Zhejiang Wanliyang Co. Ltd. Class A	1,102,725	1,673
	Jiangxi Lianchuang Optoelectronic Science & Technology Co. Ltd. Class A	390,400	1,669

		Shares	Market Value ($000)
	Beijing E-Hualu Information Technology Co. Ltd. Class A	639,723	1,662
	Zheshang Securities Co. Ltd. Class A	1,044,547	1,662
	Anhui Kouzi Distillery Co. Ltd. Class A	223,300	1,662
	Shenzhen New Industries Biomedical Engineering Co. Ltd. Class A	277,430	1,660
	Tongyu Heavy Industry Co. Ltd. Class A	3,654,500	1,658
*	Sinopec Oilfield Service Corp. Class A (XSSC)	5,901,700	1,658
	Shenzhen Desay Battery Technology Co. Class A	252,155	1,652
*	China Publishing & Media Co. Ltd. Class A	2,400,990	1,649
	MLS Co. Ltd. Class A	1,138,765	1,645
	Chengdu CORPRO Technology Co. Ltd. Class A	465,900	1,642
	Wangsu Science & Technology Co. Ltd. Class A	2,090,700	1,642
	Grinm Advanced Materials Co. Ltd. Class A	676,800	1,634
*	Shandong Xinhua Pharmaceutical Co. Ltd. Class A	524,300	1,630
	Bank of Qingdao Co. Ltd. Class A	3,192,893	1,627
	Zhejiang Windey Co. Ltd. Class A	452,000	1,627
	Sinopec Shanghai Petrochemical Co. Ltd. Class A	3,568,900	1,625
	Hangzhou Dptech Technologies Co. Ltd. Class A	807,831	1,624
	Luyang Energy-Saving Materials Co. Ltd.	458,998	1,623
	Henan Yuguang Gold & Lead Co. Ltd. Class A	2,026,300	1,619
	Amoy Diagnostics Co. Ltd. Class A	362,970	1,615
*	Wasu Media Holding Co. Ltd. Class A	1,460,700	1,613
	CNHTC Jinan Truck Co. Ltd. Class A	829,119	1,611
*	Shandong Bohui Paper Industrial Co. Ltd. Class A	1,434,600	1,610
	Zhejiang Orient Financial Holdings Group Co. Ltd. Class A	2,718,627	1,608
	Jiangsu Boqian New Materials Stock Co. Ltd. Class A	221,700	1,606
*	Zhongtian Financial Group Co. Ltd. Class A	6,203,600	1,605
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. Class A	845,509	1,601
	CGN Power Co. Ltd. Class A	3,900,400	1,600
	Dongjiang Environmental Co. Ltd. Class A (XSEC)	1,606,081	1,596
	All Winner Technology Co. Ltd. Class A	426,930	1,592
	Chengdu Leejun Industrial Co. Ltd. Class A	1,188,300	1,592
	CMST Development Co. Ltd. Class A	1,922,706	1,589
	Hexing Electrical Co. Ltd. Class A	655,820	1,587
*	China Express Airlines Co. Ltd. Class A	1,037,390	1,585
	Taiji Computer Corp. Ltd. Class A	542,591	1,583
	Chongqing Department Store Co. Ltd. Class A	477,000	1,582
	Guangzhou GRG Metrology & Test Co. Ltd. Class A	444,960	1,580
	Xinxiang Richful Lube Additive Co. Ltd. Class A	147,600	1,579
	Hunan Gold Corp. Ltd. Class A	855,220	1,567
	Goke Microelectronics Co. Ltd. Class A	157,100	1,567
	Shanxi Blue Flame Holding Co. Ltd. Class A	1,037,643	1,565
*	Inner Mongolia Xingye Mining Co. Ltd. Class A	1,386,600	1,563
	Jinhui Liquor Co. Ltd. Class A	349,682	1,556
*	Suzhou Gold Mantis Construction Decoration Co. Ltd. Class A	2,121,150	1,552
	Beijing Strong Biotechnologies Inc. Class A	569,700	1,545
	Chengdu Wintrue Holding Co. Ltd. Class A	715,900	1,545
	Chongqing Fuling Electric Power Industrial Co. Ltd. Class A	822,240	1,545
*	Offcn Education Technology Co. Ltd. Class A	2,041,662	1,539
	Beijing Dahao Technology Corp. Ltd. Class A	482,400	1,539
	Sichuan Expressway Co. Ltd. Class H	6,093,253	1,529
	Beijing Haixin Energy Technology Co. Ltd. Class A	2,051,961	1,526
*	Guizhou Bailing Group Pharmaceutical Co. Ltd. Class A	1,330,336	1,523
	Shenzhen Yan Tian Port Holding Co. Ltd. Class A	2,032,955	1,520
*	Jiangsu Zhongnan Construction Group Co. Ltd. Class A	3,591,330	1,518
	Yijiahe Technology Co. Ltd. Class A	143,360	1,517
	JL Mag Rare-Earth Co. Ltd. Class A	220,040	1,515
	People.cn Co. Ltd. Class A	955,800	1,515
*	Shenzhen Everwin Precision Technology Co. Ltd. Class A	882,304	1,512

		Shares	Market Value ($000)
	Hubei Biocause Pharmaceutical Co. Ltd. Class A	3,029,791	1,510
	COFCO Capital Holdings Co. Ltd. Class A	1,519,284	1,507
	Hunan Aihua Group Co. Ltd. Class A	392,897	1,505
	ADAMA Ltd. Class A	933,088	1,502
	Guangxi Liugong Machinery Co. Ltd. Class A	1,570,163	1,500
	BOC International China Co. Ltd. Class A	798,300	1,497
	Chongqing Zongshen Power Machinery Co. Ltd. Class A	1,423,595	1,495
	China Kepei Education Group Ltd.	6,345,574	1,489
	Luenmei Quantum Co. Ltd. Class A	1,340,770	1,483
	PhiChem Corp. Class A	472,160	1,482
*	Tangrenshen Group Co. Ltd. Class A	988,900	1,478
*	Montnets Cloud Technology Group Co. Ltd. Class A	738,900	1,477
	BrightGene Bio-Medical Technology Co. Ltd. Class A	453,047	1,477
	Shanghai Industrial Urban Development Group Ltd.	18,382,739	1,473
	PCI Technology Group Co. Ltd. Class A	1,547,000	1,469
*	Zhejiang Jinke Tom Culture Industry Co. Ltd. Class A	2,717,949	1,469
	City Development Environment Co. Ltd.	932,200	1,469
	Yantai Tayho Advanced Materials Co. Ltd. Class A	624,500	1,466
	Suzhou Good-Ark Electronics Co. Ltd. Class A	665,500	1,465
	Shenzhen Fine Made Electronics Group Co. Ltd. Class A	182,266	1,463
	Yusys Technologies Co. Ltd. Class A	644,320	1,459
*	Shanghai Zijiang Enterprise Group Co. Ltd. Class A	1,642,603	1,454
	FAWER Automotive Parts Co. Ltd. Class A	1,637,010	1,453
	Suzhou Anjie Technology Co. Ltd. Class A	559,721	1,453
*	Advanced Technology & Materials Co. Ltd. Class A	1,038,800	1,452
*	RiseSun Real Estate Development Co. Ltd. Class A	3,487,556	1,451
*	Shanghai Tongji Science & Technology Industrial Co. Ltd. Class A	1,144,700	1,451
*	China International Capital Corp. Ltd. Class A	229,300	1,447
	Central China Management Co. Ltd.	13,212,625	1,445
	Qinhuangdao Port Co. Ltd. Class A	3,247,900	1,443
*	Shenzhen Kingdom Sci-Tech Co. Ltd. Class A	998,465	1,437
	Guangdong Great River Smarter Logistics Co. Ltd. Class A	426,760	1,437
*	China Aluminum International Engineering Corp. Ltd. Class A	2,092,700	1,434
*	Wellhope Foods Co. Ltd. Class A	921,083	1,433
	Xiangcai Co. Ltd. Class A	1,369,700	1,431
	Jinneng Science&Technology Co. Ltd. Class A	986,880	1,430
	Inmyshow Digital Technology Group Co. Ltd.	1,226,351	1,426
	Xilinmen Furniture Co. Ltd. Class A	322,900	1,425
	Gan & Lee Pharmaceuticals Co. Ltd. Class A	234,660	1,422
	Shanghai AJ Group Co. Ltd. Class A	1,631,100	1,421
	Suofeiya Home Collection Co. Ltd. Class A	535,400	1,415
	Chow Tai Seng Jewellery Co. Ltd. Class A	687,201	1,414
	Shandong Jincheng Pharmaceutical Group Co. Ltd. Class A	325,400	1,412
	Three's Co. Media Group Co. Ltd. Class A	96,988	1,410
	Zhongshan Broad Ocean Motor Co. Ltd. Class A	1,457,100	1,408
	Autohome Inc. Class A	162,328	1,404
	Zhongshan Public Utilities Group Co. Ltd. Class A	1,257,430	1,395
	Xinfengming Group Co. Ltd. Class A	940,069	1,395
	Tongling Jingda Special Magnet Wire Co. Ltd. Class A	1,475,000	1,394
*	Henan Yuneng Holdings Co. Ltd. Class A	1,485,524	1,392
	China World Trade Center Co. Ltd. Class A	649,700	1,391
	Winner Medical Co. Ltd. Class A	133,664	1,390
	Beijing SL Pharmaceutical Co. Ltd. Class A	980,900	1,387
	CETC Digital Technology Co. Ltd. Class A	485,550	1,381
	Chongqing Rural Commercial Bank Co. Ltd. Class A	2,591,700	1,378
*	Ourpalm Co. Ltd. Class A	2,873,975	1,377
	China CAMC Engineering Co. Ltd. Class A	1,140,800	1,377
	Sino-Platinum Metals Co. Ltd. Class A	530,660	1,374

		Shares	Market Value ($000)
	Jiangling Motors Corp. Ltd. Class A	501,178	1,373
*	YanTai Shuangta Food Co. Ltd. Class A	1,114,400	1,368
	Xiamen ITG Group Corp. Ltd. Class A	1,327,000	1,367
	Shanghai Hanbell Precise Machinery Co. Ltd. Class A	377,800	1,367
	Telling Telecommunication Holding Co. Ltd. Class A	864,300	1,363
	Ligao Foods Co. Ltd. Class A	112,820	1,361
*	Talkweb Information System Co. Ltd. Class A	1,338,583	1,359
*	Yango Group Co. Ltd. Class A	3,984,593	1,358
	DaShenLin Pharmaceutical Group Co. Ltd. Class A	283,474	1,357
*	Beijing Orient National Communication Science & Technology Co. Ltd. Class A	1,008,100	1,354
*	Jiangsu Expressway Co. Ltd. Class A (XSSC)	1,120,075	1,349
	Winall Hi-Tech Seed Co. Ltd. Class A	611,400	1,348
*	Hytera Communications Corp. Ltd. Class A	1,706,400	1,346
	Chongqing Water Group Co. Ltd. Class A	1,660,200	1,346
	Hubei Jumpcan Pharmaceutical Co. Ltd. Class A	373,617	1,346
*	Kingnet Network Co. Ltd. Class A	1,513,500	1,345
	China Merchants Port Group Co. Ltd. Class A	581,974	1,343
	Red Star Macalline Group Corp. Ltd. Class A	1,755,964	1,341
	Chongyi Zhangyuan Tungsten Industry Co. Ltd. Class A	1,070,400	1,339
	North Huajin Chemical Industries Co. Ltd. Class A	1,535,800	1,337
	Zhende Medical Co. Ltd. Class A	226,438	1,337
*	Jointo Energy Investment Co. Ltd. Hebei Class A	1,779,400	1,333
	Shenzhen Agricultural Products Group Co. Ltd. Class A	1,482,400	1,325
*	Aotecar New Energy Technology Co. Ltd. Class A	2,748,200	1,324
	Bear Electric Appliance Co. Ltd. Class A	158,890	1,321
	Guangdong Hybribio Biotech Co. Ltd. Class A	432,757	1,321
	Shandong Buchang Pharmaceuticals Co. Ltd. Class A	467,994	1,317
	Shenzhen Leaguer Co. Ltd. Class A	965,100	1,317
[2]	Yuzhou Group Holdings Co. Ltd.	27,586,579	1,314
	Zhejiang Huace Film & Television Co. Ltd. Class A	1,902,400	1,310
	Shaanxi Construction Machinery Co. Ltd. Class A	1,472,120	1,302
*	Shenzhen Neptunus Bioengineering Co. Ltd. Class A	2,479,900	1,301
	Shanghai MicroPort Endovascular MedTech Group Co. Ltd. Class A	58,874	1,292
	Zhejiang Jiemei Electronic & Technology Co. Ltd. Class A	356,260	1,284
	China Railway Tielong Container Logistics Co. Ltd. Class A	1,656,230	1,284
	Jenkem Technology Co. Ltd. Class A	37,841	1,281
	Eoptolink Technology Inc. Ltd. Class A	339,813	1,270
	Shenzhen Suntak Circuit Technology Co. Ltd. Class A	675,400	1,269
*	Zhenro Properties Group Ltd.	21,843,164	1,268
	Wushang Group Co. Ltd. Class A	797,600	1,267
	Beijing SuperMap Software Co. Ltd. Class A	455,102	1,265
	Wuhan Jingce Electronic Group Co. Ltd. Class A	198,761	1,264
*	Beijing Compass Technology Development Co. Ltd. Class A	162,000	1,263
	Anker Innovations Technology Co. Ltd. Class A	115,400	1,262
	Central China Securities Co. Ltd. Class H	8,309,945	1,260
*	YaGuang Technology Group Co. Ltd.	1,311,300	1,255
	Zhejiang Runtu Co. Ltd. Class A	1,053,712	1,253
	NSFOCUS Technologies Group Co. Ltd. Class A	830,084	1,252
	Shanghai Sinyang Semiconductor Materials Co. Ltd. Class A	264,700	1,250
*	CanSino Biologics Inc. Class A	51,999	1,249
	Zhejiang Xianju Pharmaceutical Co. Ltd. Class A	951,400	1,248
	Shandong Dawn Polymer Co. Ltd. Class A	317,800	1,242
	Zhejiang Yasha Decoration Co. Ltd. Class A	1,699,592	1,239
	DBG Technology Co. Ltd. Class A	748,242	1,236
	Yantai Changyu Pioneer Wine Co. Ltd. Class A	302,331	1,234
	Sumavision Technologies Co. Ltd. Class A	1,459,200	1,233
	Tibet Rhodiola Pharmaceutical Holding Co. Class A	217,400	1,230

		Shares	Market Value ($000)
	Topsec Technologies Group Inc. Class A	899,100	1,227
	Beijing Water Business Doctor Co. Ltd. Class A	813,300	1,227
	Sai Micro Electronics Inc. Class A	521,574	1,225
	Easyhome New Retail Group Co. Ltd. Class A	2,016,000	1,223
	KingClean Electric Co. Ltd. Class A	265,519	1,220
*	Markor International Home Furnishings Co. Ltd. Class A	2,754,100	1,220
	Xinyu Iron & Steel Co. Ltd. Class A	1,822,100	1,217
	Anhui Huilong Agricultural Means of Production Co. Ltd. Class A	748,552	1,217
	Beijing Aosaikang Pharmaceutical Co. Ltd. Class A	908,570	1,216
*	China TransInfo Technology Co. Ltd. Class A	795,500	1,210
	Zhejiang Communications Technology Co. Ltd.	1,187,501	1,210
	Dongguan Development Holdings Co. Ltd. Class A	805,100	1,206
	Qingling Motors Co. Ltd. Class H	7,692,534	1,204
	Hangzhou Shunwang Technology Co. Ltd. Class A	613,800	1,204
	Edan Instruments Inc. Class A	839,800	1,202
*	Shenzhen Infogem Technologies Co. Ltd. Class A	770,500	1,201
*	Orient Group Inc. Class A	2,806,200	1,197
	Ningbo Peacebird Fashion Co. Ltd. Class A	401,800	1,195
	Jiangsu Shagang Co. Ltd. Class A	1,774,700	1,195
	First Tractor Co. Ltd. Class A (XSSC)	744,400	1,194
	Jiangsu Changshu Rural Commercial Bank Co. Ltd. Class A	1,038,400	1,192
	Bluestar Adisseo Co. Class A	845,412	1,188
	SGIS Songshan Co. Ltd. Class A	2,336,400	1,186
	Opple Lighting Co. Ltd. Class A	479,456	1,185
*	Shijiazhuang Changshan BeiMing Technology Co. Ltd. Class A	1,235,186	1,179
*	Shandong Yisheng Livestock & Poultry Breeding Co. Ltd. Class A	853,013	1,178
	Xinjiang Xintai Natural Gas Co. Ltd. Class A	347,960	1,169
*	Goldenmax International Technology Ltd. Class A	858,300	1,168
	IReader Technology Co. Ltd. Class A	505,493	1,167
	Greenland Hong Kong Holdings Ltd.	9,990,362	1,159
*	Shenzhen World Union Group Inc. Class A	2,523,380	1,158
*	Genimous Technology Co. Ltd. Class A	1,322,640	1,156
*	Visionox Technology Inc. Class A	1,176,672	1,154
	Zhejiang Starry Pharmaceutical Co. Ltd. Class A	354,733	1,153
	Zhejiang Tianyu Pharmaceutical Co. Ltd. Class A	297,711	1,152
*	Cheng De Lolo Co. Ltd. Class A	929,868	1,148
*	Innuovo Technology Co. Ltd. Class A	889,700	1,147
*	Hongda Xingye Co. Ltd. Class A	2,094,100	1,144
	Bank of Suzhou Co. Ltd. Class A	1,199,880	1,143
*	Sunward Intelligent Equipment Co. Ltd. Class A	1,073,708	1,141
	Guangdong South New Media Co. Ltd. Class A	222,495	1,141
	Qingdao Eastsoft Communication Technology Co. Ltd. Class A	511,800	1,139
	Shandong Humon Smelting Co. Ltd. Class A	759,800	1,133
	Angang Steel Co. Ltd. Class A	2,532,750	1,132
	Changchun Faway Automobile Components Co. Ltd. Class A	764,150	1,132
	Guangdong Huatie Tongda High-speed Railway Equipment Corp. Class A	1,537,944	1,131
*	Guangdong Dongfang Precision Science & Technology Co. Ltd. Class A	1,490,000	1,131
[2,3]	Everbright Securities Co. Ltd. Class H	1,773,632	1,129
	Zhejiang Garden Bio-Chemical High-tech Co. Ltd. Class A	483,991	1,127
	Xinhuanet Co. Ltd. Class A	450,435	1,127
	Shandong WIT Dyne Health Co. Ltd. Class A	182,000	1,121
	Beijing Tongtech Co. Ltd. Class A	426,422	1,119
	Keboda Technology Co. Ltd. Class A	105,300	1,118
*	Sichuan Haite High-tech Co. Ltd. Class A	723,100	1,116
	Shenyang Xingqi Pharmaceutical Co. Ltd. Class A	80,300	1,115
	Hangzhou Onechance Tech Corp. Class A	254,009	1,115
	Shanghai 2345 Network Holding Group Co. Ltd. Class A	3,404,121	1,114
	Better Life Commercial Chain Share Co. Ltd. Class A	1,193,400	1,113

		Shares	Market Value ($000)
	Xizi Clean Energy Equipment Manufacturing Co. Ltd. Class A	370,440	1,112
*	Jiajiayue Group Co. Ltd. Class A	610,605	1,107
	Sichuan Jiuzhou Electric Co. Ltd. Class A	1,116,000	1,106
	Qinghai Huzhu TianYouDe Highland Barley Spirit Co. Ltd. Class A	433,300	1,106
*	Hand Enterprise Solutions Co. Ltd. Class A	845,500	1,104
	Changying Xinzhi Technology Co. Ltd. Class A	409,300	1,101
	Aerospace Hi-Tech Holdings Grp Ltd. Class A	772,084	1,100
*,2	Shandong Chenming Paper Holdings Ltd. Class H	3,104,406	1,094
*	Lao Feng Xiang Co. Ltd. Class A	192,928	1,092
	Xinjiang Communications Construction Group Co. Ltd. Class A	497,700	1,088
	Xinhua Winshare Publishing & Media Co. Ltd. Class A (XSSC)	800,952	1,087
	Luolai Lifestyle Technology Co. Ltd. Class A	669,540	1,085
*	Yunnan Lincang Xinyuan Germanium Industrial Co. Ltd. Class A	607,489	1,085
	Shanghai Dazhong Public Utilities Group Co. Ltd. Class A	2,224,000	1,084
	Shenzhen FRD Science & Technology Co. Ltd.	418,601	1,073
	Guangzhou Zhiguang Electric Co. Ltd. Class A	786,900	1,072
	Beijing Ultrapower Software Co. Ltd. Class A	1,702,000	1,069
	JSTI Group Class A	1,085,980	1,066
	Shanghai AtHub Co. Ltd. Class A	274,170	1,065
	Konka Group Co. Ltd. Class A	1,345,700	1,063
*	Luoyang Glass Co. Ltd. Class A	277,000	1,058
*	HyUnion Holding Co. Ltd. Class A	943,800	1,055
*	Greattown Holdings Ltd. Class A	2,156,500	1,050
	Shenzhen Ysstech Info-tech Co. Ltd. Class A	794,000	1,048
*	Jiangsu Guoxin Corp. Ltd. Class A	1,035,300	1,048
	Gansu Qilianshan Cement Group Co. Ltd. Class A	622,200	1,047
*	Oceanwide Holdings Co. Ltd. Class A	4,993,346	1,046
	Anhui Genuine New Materials Co. Ltd. Class A	518,343	1,046
	BGI Genomics Co. Ltd. Class A	113,290	1,043
	Betta Pharmaceuticals Co. Ltd. Class A	140,100	1,042
	Archermind Technology Nanjing Co. Ltd. Class A	156,995	1,041
*	China Nonferrous Metal Industry's Foreign Engineering & Construction Co. Ltd. Class A	1,439,200	1,037
*	ChemPartner PharmaTech Co. Ltd. Class A	636,046	1,034
	Chongqing Sanfeng Environment Group Corp. Ltd. Class A	957,100	1,028
	Renhe Pharmacy Co. Ltd. Class A	1,128,600	1,013
	Shenzhen Expressway Corp. Ltd. (XSSC)	783,148	1,012
	Jin Tong Ling Technology Group Co. Ltd. Class A	1,488,900	1,012
	Huafu Fashion Co. Ltd.	1,846,024	1,007
	Chongqing Zaisheng Technology Corp. Ltd. Class A	1,050,010	1,007
	Shenzhen Sunline Tech Co. Ltd. Class A	694,400	1,006
	Cangzhou Mingzhu Plastic Co. Ltd. Class A	1,076,600	1,004
	Truking Technology Ltd. Class A	424,100	1,004
	Sinosteel Engineering & Technology Co. Ltd. Class A	1,105,300	996
	China National Accord Medicines Corp. Ltd. Class A	231,918	995
	Shantui Construction Machinery Co. Ltd. Class A	1,241,100	993
	Longhua Technology Group Luoyang Co. Ltd. Class A	684,800	990
*	Ningxia Zhongyin Cashmere Co. Ltd. Class A	3,153,500	989
	Black Peony Group Co. Ltd. Class A	854,300	986
	Guangdong Tapai Group Co. Ltd. Class A	803,509	985
	Shenzhen Microgate Technology Co. Ltd. Class A	688,200	985
	Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co. Ltd. Class H	2,434,774	984
*	Client Service International Inc. Class A	412,050	981
	Jiaozuo Wanfang Aluminum Manufacturing Co. Ltd. Class A	1,032,576	974
*	Shenzhen Center Power Tech Co. Ltd. Class A	357,461	970
	Times Neighborhood Holdings Ltd.	7,182,870	960
	Wuhan Fingu Electronic Technology Co. Ltd. Class A	601,800	960
*	Visual China Group Co. Ltd. Class A	505,597	955

		Shares	Market Value ($000)
	Xiamen Intretech Inc. Class A	319,260	954
*	Zhejiang Jingu Co. Ltd. Class A	755,112	951
*	New Oriental Education & Technology Group Inc.	347,070	951
	Wuxi Boton Technology Co. Ltd. Class A	369,100	950
	Shanghai Baosight Software Co. Ltd. Class A	158,730	949
	Yangtze Optical Fibre & Cable Joint Stock Ltd. Co. Class A	193,203	948
	ZheJiang Dali Technology Co. Ltd. Class A	431,140	948
	Gansu Shangfeng Cement Co. Ltd. Class A	432,120	947
*	Holitech Technology Co. Ltd. Class A	2,159,500	944
	Transfar Zhilian Co. Ltd. Class A	1,103,868	940
*	Anhui Tatfook Technology Co. Ltd. Class A	764,216	938
	Shenzhen Kinwong Electronic Co. Ltd. Class A	278,960	924
	Qingdao Rural Commercial Bank Corp. Class A	2,000,025	921
*	Ronshine China Holdings Ltd.	7,014,985	919
	Toly Bread Co. Ltd. Class A	439,677	916
	Sinosoft Co. Ltd. Class A	263,300	915
	Guangdong Advertising Group Co. Ltd. Class A	1,290,000	909
	Yotrio Group Co. Ltd. Class A	1,733,900	908
	Shanghai Bright Power Semiconductor Co. Ltd. Class A	47,668	908
	Hanwei Electronics Group Corp. Class A	252,200	891
	Zhejiang Wanma Co. Ltd. Class A	659,118	889
*	Xiamen Jihong Technology Co. Ltd. Class A	496,984	889
	Zhejiang Shuanghuan Driveline Co. Ltd. Class A	151,000	887
*	Shengda Resources Co. Ltd. Class A	493,300	883
*	China High Speed Railway Technology Co. Ltd. Class A	2,362,313	882
	Guangdong Aofei Data Technology Co. Ltd. Class A	567,642	882
	Maccura Biotechnology Co. Ltd. Class A	310,315	881
	Guangzhou Shangpin Home Collection Co. Ltd. Class A	255,081	872
*	Luoniushan Co. Ltd. Class A	869,300	869
*	Jinmao Property Services Co. Ltd.	1,687,446	868
*	Huafon Microfibre Shanghai Technology Co. Ltd.	1,458,963	863
*	Blue Sail Medical Co. Ltd. Class A	663,503	862
	Zhongliang Holdings Group Co. Ltd.	7,358,689	862
	Shenzhen Woer Heat-Shrinkable Material Co. Ltd. Class A	913,300	861
*	Beijing Thunisoft Corp. Ltd. Class A	810,273	859
	Shanghai Maling Aquarius Co. Ltd. Class A	778,100	859
	Kunming Yunnei Power Co. Ltd. Class A	1,827,000	858
*	Beijing Orient Landscape & Environment Co. Ltd. Class A	2,335,600	857
	H World Group Ltd.	218,050	855
	Double Medical Technology Inc. Class A	164,825	852
	Monalisa Group Co. Ltd. Class A	440,285	850
*	Beijing VRV Software Corp. Ltd. Class A	1,199,400	847
	China Oilfield Services Ltd. Class A	430,400	847
	Sichuan Teway Food Group Co. Ltd. Class A	229,802	847
	Chengdu Hongqi Chain Co. Ltd. Class A	1,167,833	845
*	Shanghai Runda Medical Technology Co. Ltd. Class A	557,000	840
	Digital China Information Service Co. Ltd. Class A	496,802	830
	Moon Environment Technology Co. Ltd. Class A	525,700	830
	Yibin Tianyuan Group Co. Ltd. Class A	687,180	827
*	Jiangsu Lihua Animal Husbandry Stock Co. Ltd. Class A	129,400	826
*	Hunan Er-Kang Pharmaceutical Co. Ltd. Class A	1,599,400	818
	Hangzhou Electronic Soul Network Technology Co. Ltd. Class A	276,297	817
	Unilumin Group Co. Ltd. Class A	842,477	814
	Zhejiang Hailide New Material Co. Ltd. Class A	858,900	805
	Autel Intelligent Technology Corp. Ltd. Class A	148,007	803
	Era Co. Ltd. Class A	974,000	788
*	Shenzhen Das Intellitech Co. Ltd. Class A	1,483,800	785
	CSG Holding Co. Ltd. Class A	791,732	784

		Shares	Market Value ($000)
[3]	Cathay Media & Education Group Inc.	5,430,903	783
	Liuzhou Iron & Steel Co. Ltd. Class A	1,379,661	781
	DeHua TB New Decoration Materials Co. Ltd. Class A	550,554	779
*	Beijing Watertek Information Technology Co. Ltd. Class A	1,368,500	776
	Shanghai Ganglian E-Commerce Holdings Co. Ltd. Class A	249,536	773
	Hangzhou Haoyue Personal Care Co. Ltd. Class A	126,853	773
	Qingdao Port International Co. Ltd. Class A	951,020	772
	Streamax Technology Co. Ltd. Class A	184,700	765
	Jiangxi Huangshanghuang Group Food Co. Ltd. Class A	458,100	761
	Huabao Flavours & Fragrances Co. Ltd. Class A	204,344	751
	Qingdao Hanhe Cable Co. Ltd. Class A	1,110,930	747
	Guangdong Guanghua Sci-Tech Co. Ltd. Class A	231,700	747
	Eastern Communications Co. Ltd. Class A (XSSC)	470,100	745
*	Deppon Logistics Co. Ltd. Class A	375,100	744
	Beijing Ctrowell Technology Corp. Ltd. Class A	551,700	743
	Sino GeoPhysical Co. Ltd. Class A	228,363	742
	Guomai Technologies Inc. Class A	850,700	732
	Dare Power Dekor Home Co. Ltd. Class A	563,966	732
	Zhuhai Bojay Electronics Co. Ltd. Class A	115,100	720
*	Hongli Zhihui Group Co. Ltd. Class A	551,485	719
*	Grand Industrial Holding Group Co. Ltd.	430,400	715
	Shenzhen Fortune Trend Technology Co. Ltd. Class A	54,290	710
*	INKON Life Technology Co. Ltd. Class A	425,000	709
	Zhongfu Information Inc. Class A	222,364	706
	China Harzone Industry Corp. Ltd. Class A	614,775	704
	Chengdu Kanghong Pharmaceutical Group Co. Ltd. Class A	332,643	697
	Guangdong Topstar Technology Co. Ltd. Class A	299,460	697
*	Alpha Group Class A	989,100	693
	Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd. Class A	860,160	691
*	Beijing Bohui Innovation Biotechnology Group Co. Ltd. Class A	594,600	690
	Dongjiang Environmental Co. Ltd. Class H	1,853,159	689
	Rainbow Digital Commercial Co. Ltd. Class A	759,992	682
	Shenzhen Jieshun Science & Technology Industry Co. Ltd. Class A	601,900	675
	Canny Elevator Co. Ltd. Class A	560,800	675
*	Kunshan Kersen Science & Technology Co. Ltd. Class A	572,200	666
	Jiangxi Wannianqing Cement Co. Ltd. Class A	433,690	663
*	Xi'an Tian He Defense Technology Co. Ltd. Class A	413,600	658
*	Bestway Marine & Energy Technology Co. Ltd. Class A	1,012,900	658
*	Genetron Holdings Ltd. ADR	610,122	653
*	Suzhou Electrical Apparatus Science Academy Co. Ltd. Class A	618,500	649
*	Beijing Philisense Technology Co. Ltd. Class A	1,040,900	647
	Shenzhen Gongjin Electronics Co. Ltd. Class A	582,100	647
*	CSG Smart Science&Technology Co. Ltd. Class A	483,700	642
	Shanghai Kinetic Medical Co. Ltd. Class A	560,300	635
*	Berry Genomics Co. Ltd. Class A	321,450	629
*	Trip.com Group Ltd.	24,215	624
	EIT Environmental Development Group Co. Ltd. Class A	227,523	620
	Zhejiang Semir Garment Co. Ltd. Class A	778,119	616
	M-Grass Ecology & Environment Group Co. Ltd. Class A	1,030,900	611
	Western Region Gold Co. Ltd. Class A	274,900	601
	Beijing Sanlian Hope Shin-Gosen Technical Service Co. Ltd. Class A	205,000	600
*	Youzu Interactive Co. Ltd. Class A	441,400	594
*,1	Boshiwa International Holding Ltd.	2,777,000	594
*	Zhuhai Orbita Aerospace Science & Technology Co. Ltd. Class A	493,500	589
*	Shanghai Yaoji Technology Co. Ltd. Class A	273,100	586
	Hunan TV & Broadcast Intermediary Co. Ltd. Class A	758,600	571
	Shang Gong Group Co. Ltd. Class B	1,477,672	566
	Sansure Biotech Inc. Class A	128,512	557

		Shares	Market Value ($000)
	Xiamen Comfort Science & Technology Group Co. Ltd. Class A	465,800	555
	Shandong Chenming Paper Holdings Ltd. Class A (XSEC)	659,200	537
*	Shenzhen New Nanshan Holding Group Co. Ltd. Class A	987,100	537
*	Beken Corp. Class A	107,100	510
	Shenzhen Aisidi Co. Ltd. Class A	389,000	502
*,1,2	China Fishery Group Ltd.	9,033,000	497
*	Gohigh Networks Co. Ltd. Class A	646,145	497
	Fulongma Group Co. Ltd. Class A	297,940	477
*	Feitian Technologies Co. Ltd. Class A	276,200	471
*	Wuhan P&S Information Technology Co. Ltd. Class A	582,400	456
[3]	Qingdao Port International Co. Ltd. Class H	951,832	452
	Shenzhen Laibao Hi-tech Co. Ltd. Class A	344,556	446
	China West Construction Group Co. Ltd. Class A	382,477	443
	Tianjin Teda Co. Ltd. Class A	674,400	420
	Skyfame Realty Holdings Ltd.	46,186,382	419
*,2	Jiayuan International Group Ltd.	11,342,671	390
	Fujian Cement Inc. Class A	425,700	379
*	BEST Inc. ADR	278,791	360
	Xinxiang Chemical Fiber Co. Ltd. Class A	689,600	359
	Tibet Cheezheng Tibetan Medicine Co. Ltd. Class A	94,700	333
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class A	179,187	317
	Guangdong Provincial Expressway Development Co. Ltd. Class A	256,500	291
	Contec Medical Systems Co. Ltd. Class A	72,500	288
	Shanghai Jin Jiang Online Network Service Co. Ltd.	408,686	287
*	Shanghai Haohai Biological Technology Co. Ltd. Class A	20,132	270
	Three Squirrels Inc. Class A	75,800	242
*,1	Colour Life Services Group Co. Ltd.	2,729,102	216
	Bengang Steel Plates Co. Ltd. Class A	396,500	207
*	Guangdong Electric Power Development Co. Ltd. Class A	307,800	201
	Lu Thai Textile Co. Ltd. Class B	149,748	88
*,1	Fantasia Holdings Group Co. Ltd.	3,086,715	79
*,1	China Forestry Holdings Co. Ltd.	3,050,000	—
*,1,2	Midas Holdings Ltd.	16,595,800	—
*,1,3	Tianhe Chemicals Group Ltd.	20,635,827	—
*,1	Real Gold Mining Ltd.	1,345,000	—
*,1	China Huishan Dairy Holdings Co. Ltd.	45,054,011	—
*,1	Qunxing Paper Holdings Co. Ltd.	1,573,000	—
*,1	China Animal Healthcare Ltd.	4,917,000	—
*,1	Trony Solar Holdings Co. Ltd.	1,562,000	—
*,1	China Fiber Optic Network System Group Ltd.	14,959,600	—
*,1	Hua Han Health Industry Holdings Ltd.	13,393,764	—
*,1	CT Environmental Group Ltd.	28,987,223	—
*,1	China Lumena New Materials Corp.	337,200	—
			29,120,542
Colombia (0.1%)
	Bancolombia SA ADR	1,174,216	34,017
	Ecopetrol SA	62,904,048	33,455
	Interconexion Electrica SA ESP	5,727,903	27,524
	Bancolombia SA Preference Shares	3,343,278	24,659
	Bancolombia SA	1,874,285	15,735
	Grupo de Inversiones Suramericana SA	1,569,863	14,648
	Banco Davivienda SA Preference Shares	1,250,800	8,934
	Grupo Aval Acciones y Valores SA Preference Shares	50,888,201	8,784
	Cementos Argos SA	6,289,689	5,722
*	BAC Holding International Corp.	64,447,033	4,059
	Grupo de Inversiones Suramericana SA Preference Shares	763,739	2,743

		Shares	Market Value ($000)
	Grupo Aval Acciones y Valores SA ADR	158,187	565
			180,845
Cyprus (0.0%)
*,1	Cyprus Popular Bank PCL	12,597,118	—
Czech Republic (0.0%)
	CEZ A/S	2,073,581	94,230
	Komercni Banka A/S	995,908	25,163
[3]	Moneta Money Bank A/S	4,552,550	15,167
	Philip Morris CR A/S	7,579	5,224
			139,784
Denmark (1.6%)
	Novo Nordisk A/S Class B	20,560,599	2,394,772
	DSV A/S	2,504,699	422,044
	Vestas Wind Systems A/S	13,214,774	347,334
[3]	Orsted A/S	2,479,340	288,636
*	Genmab A/S	780,226	277,620
[2]	Coloplast A/S Class B	1,749,917	204,808
	AP Moller - Maersk A/S Class B	70,646	192,887
	Novozymes A/S Class B	2,609,169	166,675
	Carlsberg A/S Class B	1,245,254	161,064
	AP Moller - Maersk A/S Class A	54,355	145,616
	Danske Bank A/S	8,652,443	120,998
	Tryg A/S	4,729,619	107,842
	Pandora A/S	1,196,956	88,924
	Chr Hansen Holding A/S	1,351,821	88,481
	GN Store Nord A/S	1,668,853	58,116
	Royal Unibrew A/S	630,574	53,778
*	Demant A/S	1,289,971	49,142
*,2	Bavarian Nordic A/S	924,670	45,851
*	ISS A/S	2,424,965	42,380
	Ringkjoebing Landbobank A/S	368,042	41,329
	SimCorp A/S	517,928	38,657
*	Jyske Bank A/S (Registered)	722,755	37,827
*	ALK-Abello A/S Class B	1,709,458	34,131
*	NKT A/S	567,783	29,090
	Topdanmark A/S	563,719	27,484
[2]	Ambu A/S Class B	2,251,535	25,598
	Chemometec A/S	205,121	24,502
	Sydbank A/S	782,854	24,041
*,3	Netcompany Group A/S	427,624	23,980
	FLSmidth & Co. A/S	745,342	20,472
	ROCKWOOL A/S Class B	82,175	20,363
	Alm Brand A/S	11,139,471	16,764
[2]	H Lundbeck A/S	3,114,209	15,392
[3]	Scandinavian Tobacco Group A/S	781,625	14,970
	Dfds A/S	396,808	14,221
	D/S Norden A/S	318,839	13,913
*	Drilling Co. of 1972 A/S	277,923	13,190
	Schouw & Co. A/S	163,439	12,169
	Spar Nord Bank A/S	1,037,060	11,883
*,2	Zealand Pharma A/S	572,483	10,325
*,2	NTG Nordic Transport Group A/S	195,142	8,604
*	Nilfisk Holding A/S	354,743	8,384
*	H Lundbeck A/S Class A	766,645	3,655
			5,747,912

		Shares	Market Value ($000)
Egypt (0.0%)
	Commercial International Bank Egypt SAE	20,296,001	40,707
	Egypt Kuwait Holding Co. SAE	9,884,107	11,719
*	Egyptian Financial Group-Hermes Holding Co.	13,401,234	8,131
	Eastern Co. SAE	12,010,090	6,252
*	Fawry for Banking & Payment Technology Services SAE	32,032,478	5,284
	Talaat Moustafa Group	11,451,015	4,319
*	ElSewedy Electric Co.	9,153,110	3,194
	Telecom Egypt Co.	3,596,565	2,540
	Egypt Kuwait Holding Co. SAE (XCAI)	1,501,968	1,901
	Oriental Weavers	4,962,658	1,732
*	Medinet Nasr Housing	9,682,936	1,462
	Palm Hills Developments SAE	20,964,312	1,367
*	Gadwa for Industrial Development	2,645,928	82
			88,690
Finland (0.8%)
	Nordea Bank Abp	49,740,029	490,177
	Nokia OYJ	74,116,545	386,042
	Neste OYJ	5,471,029	281,328
	Sampo OYJ Class A	6,433,051	277,926
	Kone OYJ Class B	5,163,030	235,958
	UPM-Kymmene OYJ	7,002,112	221,895
	Stora Enso OYJ	7,537,833	116,578
	Elisa OYJ	1,881,135	104,036
	Kesko OYJ Class B	3,547,528	87,742
	Metso Outotec OYJ	7,943,695	65,668
	Orion OYJ Class B	1,362,998	65,066
	Fortum OYJ	5,676,379	63,713
	Valmet OYJ	2,208,603	61,460
	Wartsila OYJ Abp	6,399,843	56,233
	Huhtamaki OYJ	1,216,905	47,433
	Kojamo OYJ	2,553,472	45,552
	TietoEVRY OYJ	1,254,461	34,121
	Konecranes OYJ Class A	955,549	25,655
	Cargotec OYJ Class B	634,789	22,451
	Nokian Renkaat OYJ	1,782,336	21,081
*	QT Group OYJ	251,587	20,344
	Metsa Board OYJ Class B	2,267,264	20,212
	Outokumpu OYJ	4,409,619	19,415
	Kemira OYJ	1,194,748	15,170
	Revenio Group OYJ	291,409	15,010
	Sanoma OYJ	935,394	13,213
	Uponor OYJ	706,332	10,634
[3]	Terveystalo OYJ	949,552	8,920
	Tokmanni Group Corp.	654,243	8,606
	YIT OYJ	2,171,619	7,387
*	Citycon OYJ	975,616	6,941
*	F-Secure OYJ	1,380,538	4,282
*,2	Finnair OYJ	8,031,910	3,302
	Raisio OYJ	1,395,180	3,095
	Oriola OYJ Class B	1,438,151	2,922
*,1,2	Ahlstrom-Munksjo OYJ	147,156	2,683
*	WithSecure OYJ	1,319,904	2,397
			2,874,648
France (6.1%)
	LVMH Moet Hennessy Louis Vuitton SE	3,275,788	2,274,559
	TotalEnergies SE	31,424,143	1,605,063

		Shares	Market Value ($000)
	Sanofi	14,315,138	1,422,546
*	L'Oreal SA	2,713,615	1,025,902
	Schneider Electric SE	6,987,801	966,441
*	Air Liquide SA	5,796,242	796,881
	Airbus SE	7,333,454	790,706
	BNP Paribas SA	14,066,523	664,606
	Vinci SA	6,530,984	626,052
	EssilorLuxottica SA	3,915,006	613,804
	AXA SA	24,315,067	560,281
	Hermes International	407,140	558,574
	Kering SA	958,403	548,678
	Pernod Ricard SA	2,733,341	536,950
	Safran SA	4,581,488	503,577
	Danone SA	7,596,592	418,870
	Capgemini SE	2,104,693	401,443
	Dassault Systemes SE	8,769,732	376,149
	STMicroelectronics NV	8,317,182	314,752
	Legrand SA	3,518,996	288,096
	Cie de Saint-Gobain	6,132,557	285,960
	Cie Generale des Etablissements Michelin SCA	9,214,555	257,865
	Orange SA	25,198,952	257,494
	Teleperformance	764,570	255,673
*	Engie SA	18,677,203	231,081
	Societe Generale SA	9,806,311	219,724
	Veolia Environnement SA	8,186,821	204,759
	L'Oreal SA	525,165	198,543
	Edenred	3,271,546	167,930
	Thales SA	1,320,527	164,220
	Publicis Groupe SA	2,975,774	158,357
	Credit Agricole SA	15,484,135	142,668
*,3	Worldline SA	3,210,071	141,687
	Carrefour SA	7,930,347	135,149
	Air Liquide SA	942,501	129,577
	Sartorius Stedim Biotech	315,583	126,246
	Eurofins Scientific SE	1,610,296	125,536
	Getlink SE	5,998,036	120,047
	Bureau Veritas SA	3,749,671	103,418
[2]	Alstom SA	3,980,223	94,593
	Eiffage SA	977,650	91,742
	Vivendi SE	9,400,771	89,245
[3]	Euronext NV	1,071,503	87,305
	Bouygues SA	2,814,783	85,090
	Arkema SA	847,887	80,325
*	Renault SA	2,516,200	74,390
*	Rexel SA	4,017,263	71,397
	Gecina SA	676,721	69,385
	Valeo	3,180,677	68,321
	Bollore SE	13,040,837	65,841
	Remy Cointreau SA	322,196	63,652
*	Electricite de France SA	5,221,136	63,407
*	Accor SA	2,409,859	62,533
	BioMerieux	559,372	60,545
*	Klepierre SA	2,452,265	54,489
*	Ubisoft Entertainment SA	1,255,946	53,471
	Gaztransport Et Technigaz SA	376,957	51,991
*	Aeroports de Paris	372,560	51,477
	Alten SA	379,049	51,338
	Sodexo SA	585,496	47,573

		Shares	Market Value ($000)
*	SOITEC	289,577	46,352
*	Sodexo SA ACT	560,445	45,538
	Ipsen SA	449,504	45,471
	Dassault Aviation SA	307,011	43,910
	Elis SA (XLON)	2,828,361	41,904
	Covivio	657,493	41,582
[3]	La Francaise des Jeux SAEM	1,152,586	41,168
[3]	Amundi SA	753,277	40,899
	SPIE SA	1,671,919	40,151
	Engie SA	3,172,252	39,248
	SES SA Class A ADR	4,956,828	37,408
	Nexans SA	388,837	37,346
	SCOR SE	2,022,952	35,599
	SEB SA	397,493	33,465
	Wendel SE	357,065	32,864
	Electricite de France SA	2,692,655	32,700
*	Eurazeo SE	448,186	32,013
	Sopra Steria Group SACA	188,480	31,407
*,2	Faurecia SE	1,737,060	31,397
	Rubis SCA	1,233,678	30,153
	IPSOS	502,071	25,734
[3]	Verallia SA	908,160	23,246
	ICADE	429,028	21,480
	Technip Energies NV	1,815,192	21,438
*,2	Air France-KLM	15,166,863	20,913
	Virbac SA	56,027	20,694
*	Vallourec SA	2,014,867	18,670
[2]	Eutelsat Communications SA	2,422,432	18,434
	Societe BIC SA	323,539	18,281
	Imerys SA	523,476	17,739
*,2	Orpea SA	638,340	15,894
*,2	Atos SE	1,256,661	15,493
[3]	Neoen SA	351,381	15,454
*	JCDecaux SA	955,878	15,415
	Albioma Prime Fidelite	283,658	14,467
	Coface SA	1,377,196	14,423
	Nexity SA	580,426	14,264
	Eurazeo SE	195,086	13,934
	Cie Plastic Omnium SA	732,187	13,694
	Rothschild & Co.	360,506	13,276
	Eramet SA	124,233	13,151
	Somfy SA	101,921	12,888
	Korian SA	856,842	12,678
[3]	ALD SA	1,041,222	12,334
*	Carmila SA	729,887	11,552
*,2	Valneva SE	1,156,886	11,506
	Interparfums SA	225,653	11,321
	Metropole Television SA	811,454	10,689
	Trigano SA	109,168	10,682
*,2	Euroapi SA	612,545	10,334
*	ID Logistics Group	30,856	9,991
	Television Francaise 1	1,391,739	9,587
	Fnac Darty SA	236,189	9,474
[2]	Lagardere SA	504,123	9,455
*	CGG SA	9,197,909	8,215
	Quadient SA	414,533	8,071
	Derichebourg SA	1,256,898	8,011
*	Voltalia SA (Registered)	356,166	7,553

		Shares	Market Value ($000)
	Mercialys SA	828,127	7,341
*,2	Faurecia SE (MTAA)	380,259	6,900
	Altarea SCA	46,329	6,871
	Mersen SA	192,964	6,789
	Peugeot Invest	63,025	6,397
*,2	Casino Guichard Perrachon SA	534,686	6,306
[3]	Maisons du Monde SA	585,379	6,257
*	SES-imagotag SA	63,994	6,216
	Vetoquinol SA	48,869	6,135
	Cie de L'Odet SE	4,885	5,855
	Beneteau SA	477,760	5,494
*,3	Elior Group SA	1,607,964	5,225
*,2,3	X-Fab Silicon Foundries SE	740,015	4,942
	Vicat SA	186,254	4,856
	Equasens	54,344	4,734
*,2	OVH Groupe SAS	280,567	4,611
	Lisi SA	193,050	4,549
	Albioma SA	77,146	3,935
	Etablissements Maurel et Prom SA	719,847	3,804
*,2	Solutions 30 SE	1,066,206	3,628
	Manitou BF SA	160,242	3,050
	Vilmorin & Cie SA	71,399	2,953
	Bonduelle SCA	204,510	2,750
*,3	SMCP SA	503,571	2,742
*	GL Events	139,100	2,663
	Jacquet Metals SACA	146,458	2,638
	Boiron SA	41,898	1,960
	AKWEL	96,802	1,743
*	Tarkett SA	112,265	1,508
	Elis SA (XPAR)	91,338	1,363
*	Believe SA	141,775	1,312
	Guerbet	58,338	1,204
*,2,3	Aramis Group SAS	226,870	930
	LISI	10,792	254
			21,596,899
Germany (4.5%)
	SAP SE	14,582,139	1,360,116
	Siemens AG (Registered)	9,926,674	1,107,262
	Allianz SE (Registered)	5,353,733	972,271
	Deutsche Telekom AG (Registered)	44,487,407	845,216
	Bayer AG (Registered)	12,924,956	753,916
	Mercedes-Benz Group AG	11,055,984	652,016
	BASF SE	12,038,778	536,511
	Deutsche Post AG (Registered)	12,719,808	508,028
	Infineon Technologies AG	17,133,822	469,886
	adidas AG	2,474,242	428,023
	Deutsche Boerse AG	2,415,502	421,663
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	1,843,300	417,888
	Bayerische Motoren Werke AG	4,213,881	344,331
	RWE AG	8,288,478	340,971
	Vonovia SE	10,221,648	340,583
	Volkswagen AG Preference Shares	2,407,822	340,442
	Merck KGaA	1,699,203	323,632
	E.ON SE	29,124,298	261,801
	Deutsche Bank AG (Registered)	26,621,820	232,860
	Symrise AG Class A	1,712,491	199,823
[3]	Siemens Healthineers AG	3,644,912	186,779

		Shares	Market Value ($000)
*	Daimler Truck Holding AG	5,524,024	150,944
	Porsche Automobil Holding SE Preference Shares	2,014,422	145,807
*	QIAGEN NV	2,885,311	144,603
	Sartorius AG Preference Shares	323,233	144,582
	Brenntag SE	2,034,629	142,923
	Henkel AG & Co. KGaA Preference Shares	2,198,234	140,431
	Fresenius SE & Co. KGaA	5,369,077	137,389
	MTU Aero Engines AG	701,651	135,639
	Beiersdorf AG	1,309,194	135,010
*,2,3	Delivery Hero SE	2,328,666	112,350
	Hannover Rueck SE	789,720	112,019
	Rheinmetall AG	570,064	104,537
	Continental AG	1,422,238	101,322
	Fresenius Medical Care AG & Co. KGaA	2,674,117	99,139
	HeidelbergCement AG	1,849,126	94,189
	Siemens Energy AG	5,635,719	93,651
*	Commerzbank AG	13,667,063	93,635
	Henkel AG & Co. KGaA	1,426,541	89,950
	Puma SE	1,309,431	88,418
	LEG Immobilien SE	957,623	86,996
	Volkswagen AG	419,248	83,039
*,3	Zalando SE	2,899,128	81,620
	GEA Group AG	2,182,505	81,468
[3]	Covestro AG	2,363,758	79,719
	Carl Zeiss Meditec AG	481,492	70,269
	Bayerische Motoren Werke AG Preference Shares	787,574	59,797
*	HelloFresh SE	2,152,861	59,504
[3]	Scout24 SE	1,036,431	59,251
*	Evotec SE	2,065,861	53,674
	Evonik Industries AG	2,510,339	53,545
	K+S AG (Registered)	2,517,857	53,092
	Knorr-Bremse AG	872,547	51,982
	Bechtle AG	1,078,497	49,885
*,2	Deutsche Lufthansa AG (Registered)	7,829,837	48,199
	Aroundtown SA	14,938,827	47,909
	Nemetschek SE	708,554	47,435
	KION Group AG	1,026,967	46,843
[2]	HUGO BOSS AG	739,543	43,701
	Rational AG	62,584	43,624
*	CTS Eventim AG & Co. KGaA	773,464	42,605
	LANXESS AG	1,132,707	41,656
*	thyssenkrupp AG	6,466,370	39,937
	Freenet AG	1,634,551	38,488
	United Internet AG (Registered)	1,434,841	37,795
	AIXTRON SE	1,392,194	35,992
	Vantage Towers AG	1,211,483	35,952
	Aurubis AG	459,720	33,190
	FUCHS PETROLUB SE Preference Shares	1,072,589	32,138
[2]	Encavis AG	1,433,287	31,364
	Telefonica Deutschland Holding AG	11,694,239	31,091
	Wacker Chemie AG	197,626	29,752
[2]	Sixt SE	217,854	26,596
	Talanx AG	711,775	25,984
[2]	Gerresheimer AG	411,583	24,722
[3]	Befesa SA	524,327	24,287
*	Aareal Bank AG (XETRA)	718,843	23,381
	Siltronic AG	278,830	22,638
	TAG Immobilien AG	1,996,205	22,106

		Shares	Market Value ($000)
*,3	TeamViewer AG	2,069,051	21,542
*	Fraport AG Frankfurt Airport Services Worldwide	469,545	21,474
	Hella GmbH & Co. KGaA	304,898	21,382
	RTL Group SA	514,907	20,226
	Synlab AG	1,020,511	19,323
	ProSiebenSat.1 Media SE	2,202,394	18,836
	Stabilus SE	317,591	17,899
	Grand City Properties SA	1,295,918	17,675
	Hensoldt AG	688,693	17,658
	Jungheinrich AG Preference Shares	638,970	17,392
[2]	Software AG	641,860	17,341
	Krones AG	195,428	17,028
	CANCOM SE	480,884	16,439
	Duerr AG	654,638	16,276
	VERBIO Vereinigte BioEnergie AG	261,445	16,225
	Deutsche Wohnen SE	655,810	16,216
	Jenoptik AG	668,295	16,186
*,2	Nordex SE	1,628,827	15,827
[2]	Varta AG	189,275	15,408
*	Vitesco Technologies Group AG	282,316	15,355
[3]	Deutsche Pfandbriefbank AG	1,633,057	15,095
	Suedzucker AG	1,058,933	14,939
	CompuGroup Medical SE & Co. KGaA	335,333	14,536
	Stroeer SE & Co. KGaA	330,394	14,451
[3]	DWS Group GmbH & Co. KGaA	485,690	14,177
*	METRO AG	1,733,950	14,092
[2]	HOCHTIEF AG	262,452	14,087
[2]	Fielmann AG	333,717	13,490
	Pfeiffer Vacuum Technology AG	84,912	13,425
[2]	Salzgitter AG	505,654	12,874
	Dermapharm Holding SE	222,885	12,557
*,2	Nagarro SE	103,978	12,194
	Sartorius AG	29,875	12,188
	Bilfinger SE	370,734	11,203
*,2	flatexDEGIRO AG	1,084,539	11,031
*	Hypoport SE	53,039	11,024
*,2,3	Auto1 Group SE	1,241,143	10,705
[2]	Traton SE	678,222	10,558
	Sixt SE Preference Shares	146,192	10,314
	1&1 AG	594,321	10,298
*,2	MorphoSys AG	457,153	10,164
	GFT Technologies SE	224,758	10,158
	Kloeckner & Co. SE	957,152	9,381
*,2	SUSE SA	521,543	9,364
[2]	Kontron AG	627,906	9,356
[2]	GRENKE AG	347,426	9,123
	STRATEC SE	93,642	8,638
	Hornbach Holding AG & Co. KGaA	109,447	8,590
	Atoss Software AG	52,947	8,355
	Eckert & Ziegler Strahlen- und Medizintechnik AG	182,653	8,099
	Adesso SE	46,421	8,043
	Norma Group SE	418,651	7,810
[2]	Uniper SE	1,141,199	7,625
	KWS Saat SE & Co. KGaA	123,114	7,522
	BayWa AG	173,995	7,489
	DIC Asset AG	620,780	7,061
	PATRIZIA AG	546,553	7,055
	FUCHS PETROLUB SE	267,447	6,833

		Shares	Market Value ($000)
	Deutz AG	1,633,932	6,821
[2,3]	Instone Real Estate Group SE	602,527	6,601
	Wacker Neuson SE	341,932	6,579
*,2	SMA Solar Technology AG	113,560	6,196
[2]	Zeal Network SE	193,089	6,186
[2]	Schaeffler AG Preference Shares	1,027,184	6,051
	Indus Holding AG	238,357	5,716
*,1	Deutsche EuroShop AG	248,355	5,711
	Washtec AG	132,176	5,548
	Takkt AG	404,367	5,514
[2]	Basler AG	141,297	5,384
	Draegerwerk AG & Co. KGaA Preference Shares	97,699	5,126
	Secunet Security Networks AG	17,346	5,018
*	SGL Carbon SE	642,560	4,867
	Deutsche Beteiligungs AG	166,727	4,812
[2]	CECONOMY AG	2,370,069	4,780
[2]	New Work SE	33,534	4,489
*,2,3	ADLER Group SA	1,227,569	4,354
	Vossloh AG	119,464	4,264
	Hamburger Hafen und Logistik AG	301,750	4,206
	Wuestenrot & Wuerttembergische AG	236,343	4,059
*,2	About You Holding SE	431,535	3,897
	CropEnergies AG	259,482	3,824
	ElringKlinger AG	369,808	2,960
*	Koenig & Bauer AG	165,028	2,503
*,2	Deutsche EuroShop AG	106,438	2,331
*,2	Global Fashion Group SA	1,433,201	2,127
	Draegerwerk AG & Co. KGaA	46,714	2,126
	Bertrandt AG	53,148	1,985
*	Aareal Bank AG	45,254	1,350
			16,006,779
Greece (0.1%)
	Hellenic Telecommunications Organization SA	2,184,403	37,611
	OPAP SA	2,435,980	33,749
*	Eurobank Ergasias Services & Holdings SA	33,552,291	30,908
*	Alpha Services & Holdings SA	28,133,337	25,006
*	National Bank of Greece SA	7,202,721	22,565
	JUMBO SA	1,428,251	22,145
	Mytilineos SA	1,356,063	20,974
*	Public Power Corp. SA	2,826,489	16,767
	Motor Oil Hellas Corinth Refineries SA	752,839	13,049
	Terna Energy SA	668,593	12,027
	Hellenic Telecommunications Organization SA ADR	1,385,827	11,676
*	GEK Terna Holding Real Estate Construction SA	811,544	8,034
*	Piraeus Financial Holdings SA	7,857,586	7,161
*	LAMDA Development SA	774,396	4,601
*	Ellaktor SA	2,581,045	4,209
	Hellenic Petroleum Holdings SA	626,221	4,028
	Fourlis Holdings SA	943,110	2,953
*	Athens Water Supply & Sewage Co. SA	353,018	2,898
	Holding Co. ADMIE IPTO SA	1,500,090	2,829
*,1	FF Group	554,339	2,719
	Sarantis SA	375,383	2,642
	Viohalco SA	723,803	2,573
	Autohellas Tourist & Trading SA	250,440	2,465
	Hellenic Exchanges - Athens Stock Exchange SA	690,883	2,330
*	Aegean Airlines SA	319,676	1,697

		Shares	Market Value ($000)
	Quest Holdings SA	181,549	818
			298,434
Hong Kong (1.9%)
	AIA Group Ltd.	158,939,794	1,596,813
	Hong Kong Exchanges & Clearing Ltd.	16,679,953	765,451
	CK Hutchison Holdings Ltd.	34,992,964	232,118
	Link REIT	27,673,531	231,747
	Sun Hung Kai Properties Ltd.	18,676,493	222,944
	Techtronic Industries Co. Ltd.	17,238,696	191,291
	CK Asset Holdings Ltd.	25,937,852	183,633
	CLP Holdings Ltd.	21,563,000	182,845
	BOC Hong Kong Holdings Ltd.	47,196,606	170,725
	Galaxy Entertainment Group Ltd.	28,279,399	168,236
	Hang Seng Bank Ltd.	9,518,876	153,545
	Hong Kong & China Gas Co. Ltd.	143,017,354	151,045
	Power Assets Holdings Ltd.	17,970,564	117,667
	Jardine Matheson Holdings Ltd.	2,145,314	113,307
	MTR Corp. Ltd.	18,955,117	100,377
	Lenovo Group Ltd.	97,861,167	94,905
	Wharf Real Estate Investment Co. Ltd.	20,348,158	90,574
[3]	WH Group Ltd.	102,814,387	77,865
	Hongkong Land Holdings Ltd.	14,771,917	76,785
*	Sands China Ltd.	31,500,309	73,885
	Sino Land Co. Ltd.	47,723,497	70,909
	New World Development Co. Ltd.	18,612,796	62,239
[3]	Budweiser Brewing Co. APAC Ltd.	22,296,734	61,738
[2]	Orient Overseas International Ltd.	1,718,697	59,898
	Henderson Land Development Co. Ltd.	17,168,653	59,767
	Wharf Holdings Ltd.	16,087,173	58,829
*,3	ESR Group Ltd.	21,660,191	56,326
	SITC International Holdings Co. Ltd.	15,499,224	52,774
	Xinyi Glass Holdings Ltd.	26,459,806	52,188
	Swire Pacific Ltd. Class A	8,676,402	49,413
	CK Infrastructure Holdings Ltd.	7,752,525	48,614
	Want Want China Holdings Ltd.	56,551,937	46,024
*	Chow Tai Fook Jewellery Group Ltd.	22,806,414	45,106
	Hang Lung Properties Ltd.	24,083,126	43,940
	Tingyi Cayman Islands Holding Corp.	24,524,367	40,372
	PRADA SpA	6,714,261	38,752
*,3	Samsonite International SA	17,036,506	35,736
	Swire Properties Ltd.	13,928,560	33,188
	ASMPT Ltd.	4,055,195	32,310
	PCCW Ltd.	55,005,191	29,439
	Pacific Basin Shipping Ltd.	56,756,323	27,143
	Hysan Development Co. Ltd.	8,124,568	24,907
	Minth Group Ltd.	9,204,041	24,605
[3]	BOC Aviation Ltd.	2,741,116	23,329
	Hang Lung Group Ltd.	11,351,401	20,474
	L'Occitane International SA	5,898,799	20,123
	Kerry Properties Ltd.	8,002,543	19,247
	NWS Holdings Ltd.	19,056,706	18,901
*	NagaCorp Ltd.	19,607,497	18,287
[2]	AAC Technologies Holdings Inc.	8,960,043	17,372
	Bank of East Asia Ltd.	13,077,083	16,620
	Fortune REIT	19,059,339	16,276
[2]	Vitasoy International Holdings Ltd.	10,529,871	15,867
	Man Wah Holdings Ltd.	19,865,746	15,551
*,2	Microport Scientific Corp.	6,314,693	14,889

		Shares	Market Value ($000)
	VTech Holdings Ltd.	2,111,412	14,394
	Uni-President China Holdings Ltd.	15,000,373	13,722
*,2	Cathay Pacific Airways Ltd.	13,012,785	13,481
*,2	Wynn Macau Ltd.	19,377,332	12,743
	Yue Yuen Industrial Holdings Ltd.	9,134,504	12,138
	First Pacific Co. Ltd.	29,685,034	11,846
	Champion REIT	26,342,653	11,618
	HKBN Ltd.	10,331,081	11,477
[2]	United Energy Group Ltd.	99,009,064	11,377
*	Shangri-La Asia Ltd.	13,778,762	11,239
	DFI Retail Group Holdings Ltd.	3,915,204	10,979
	Luk Fook Holdings International Ltd.	4,273,984	10,436
[3]	JS Global Lifestyle Co. Ltd.	8,417,122	10,120
*,2	SJM Holdings Ltd.	24,730,537	10,090
*,2	Vobile Group Ltd.	18,927,549	9,677
*	MMG Ltd.	32,153,925	9,511
	Vinda International Holdings Ltd.	3,321,429	8,837
*,2	Theme International Holdings Ltd.	64,953,795	8,537
[2]	LK Technology Holdings Ltd.	4,881,532	8,528
	Nexteer Automotive Group Ltd.	10,488,788	8,428
[2,3]	AsiaInfo Technologies Ltd.	4,821,808	7,690
*	Towngas Smart Energy Co. Ltd.	15,162,291	7,222
	Lee & Man Paper Manufacturing Ltd.	18,826,768	7,167
	Kerry Logistics Network Ltd.	3,564,317	7,155
*	Melco International Development Ltd.	10,177,931	6,903
*,2	Cowell e Holdings Inc.	3,882,000	6,819
[2]	Huabao International Holdings Ltd.	12,423,131	6,699
[2]	Jinchuan Group International Resources Co. Ltd.	62,073,713	6,651
	VSTECS Holdings Ltd.	8,102,400	6,188
	Cafe de Coral Holdings Ltd.	4,003,680	6,110
*,1,2	Superb Summit International Group Ltd.	32,112,957	5,973
*,2	Realord Group Holdings Ltd.	4,746,000	5,955
	Johnson Electric Holdings Ltd.	4,619,063	5,907
	CITIC Telecom International Holdings Ltd.	17,521,989	5,843
	Sunlight REIT	12,170,377	5,812
	K Wah International Holdings Ltd.	15,294,956	5,687
*	China Travel International Investment Hong Kong Ltd.	29,246,225	5,517
	Stella International Holdings Ltd.	5,574,046	5,429
*,2	OCI International Holdings Ltd.	12,088,000	5,392
	Shui On Land Ltd.	40,563,469	5,377
*,2	MGM China Holdings Ltd.	9,771,438	5,246
*,3	Hua Medicine	10,581,500	5,181
*,2	FIH Mobile Ltd.	38,588,957	5,166
*	Esprit Holdings Ltd.	35,073,097	5,144
	Dah Sing Financial Holdings Ltd.	1,955,213	5,135
[2]	Haitong International Securities Group Ltd.	41,185,860	4,930
	SUNeVision Holdings Ltd.	7,145,691	4,673
	Truly International Holdings Ltd.	20,454,333	4,599
	Canvest Environmental Protection Group Co. Ltd.	8,879,203	4,584
[2]	Hong Kong Technology Venture Co. Ltd.	7,056,884	4,399
	IGG Inc.	10,783,631	4,325
	Prosperity REIT	13,492,960	4,123
[2]	EC Healthcare	4,657,000	4,003
	Value Partners Group Ltd.	11,895,030	3,950
	United Laboratories International Holdings Ltd.	7,027,797	3,707
	Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	2,871,282	3,703
	Far East Consortium International Ltd.	11,457,690	3,696
	Guotai Junan International Holdings Ltd.	36,143,952	3,641

		Shares	Market Value ($000)
*,2	Cosmopolitan International Holdings Ltd.	23,379,556	3,535
	Dah Sing Banking Group Ltd.	4,545,447	3,467
[2]	Giordano International Ltd.	14,198,259	3,347
[2]	China Tobacco International HK Co. Ltd.	2,253,123	3,255
*	Shun Tak Holdings Ltd.	17,080,391	3,202
[2]	Vesync Co. Ltd.	4,956,000	3,176
*,1	Convoy Global Holdings Ltd.	147,589,460	3,140
	Texhong Textile Group Ltd.	3,313,066	3,083
	Chow Sang Sang Holdings International Ltd.	2,907,782	3,006
	Sun Hung Kai & Co. Ltd.	6,296,047	2,903
	Hutchison Telecommunications Hong Kong Holdings Ltd.	15,952,764	2,884
*,2	C-Mer Eye Care Holdings Ltd.	5,558,736	2,833
	Pou Sheng International Holdings Ltd.	25,574,343	2,801
*,3	Frontage Holdings Corp.	8,376,225	2,744
*,3	Xiabuxiabu Catering Management China Holdings Co. Ltd.	6,379,938	2,723
*,2,3	Jacobio Pharmaceuticals Group Co. Ltd.	4,861,500	2,678
*,2,3	Everest Medicines Ltd.	1,280,612	2,651
	Asia Cement China Holdings Corp.	5,217,727	2,581
	Dynam Japan Holdings Co. Ltd.	2,764,302	2,543
[2]	Powerlong Real Estate Holdings Ltd.	18,795,942	2,516
*,2,3	Antengene Corp. Ltd.	3,627,000	2,398
*,2	Apollo Future Mobility Group Ltd.	58,518,499	2,350
	Pacific Textiles Holdings Ltd.	5,618,123	2,234
	Singamas Container Holdings Ltd.	18,140,193	2,200
[3]	Crystal International Group Ltd.	6,955,685	2,197
	SmarTone Telecommunications Holdings Ltd.	4,125,137	2,154
*,2,3	FIT Hon Teng Ltd.	13,342,576	2,147
*,3	JW Cayman Therapeutics Co. Ltd.	2,420,493	2,053
*	Lifestyle International Holdings Ltd.	5,779,715	1,984
*,2	Sa Sa International Holdings Ltd.	11,572,275	1,916
*,2	GCL New Energy Holdings Ltd.	103,199,573	1,882
	CITIC Resources Holdings Ltd.	27,142,497	1,699
*,2	Television Broadcasts Ltd.	3,173,406	1,614
	Road King Infrastructure Ltd.	2,573,041	1,497
*,2	Digital Domain Holdings Ltd.	27,726,724	1,479
*	Chinese Estates Holdings Ltd.	5,206,442	1,433
[2]	CMBC Capital Holdings Ltd.	5,676,723	1,320
[2]	Powerlong Commercial Management Holdings Ltd.	2,325,239	1,218
[2,3]	IMAX China Holding Inc.	1,267,318	1,132
	Texwinca Holdings Ltd.	5,603,365	1,036
[2,3]	VPower Group International Holdings Ltd.	9,684,000	1,027
*,2	Glory Sun Financial Group Ltd.	216,119,667	911
*,1	MH Development Ltd.	5,979,097	884
*,1	BRIGHTOIL	25,187,768	642
	Swire Pacific Ltd. Class B	637,626	600
	Lee's Pharmaceutical Holdings Ltd.	2,414,153	593
*	Macau Legend Development Ltd.	5,447,670	240
*	China LNG Group Ltd.	2,056,104	90
*,1	China Longevity Group Co. Ltd.	1,027,000	—
*,1	Tech Pro Technology Development Ltd.	87,171,600	—
*,1	SMI Holdings Group Ltd.	17,016,452	—
*,1	Agritrade Resources Ltd.	42,522,625	—
			6,791,788
Hungary (0.0%)
	OTP Bank Nyrt.	2,994,251	61,814
	Richter Gedeon Nyrt.	1,833,152	37,498
	MOL Hungarian Oil & Gas plc	4,732,223	34,841

		Shares	Market Value ($000)
	Magyar Telekom Telecommunications plc	3,942,006	3,114
*	Opus Global Nyrt.	2,536,454	971
			138,238
India (4.3%)
*	Reliance Industries Ltd.	44,197,946	1,405,686
	Infosys Ltd.	46,714,521	916,363
	Housing Development Finance Corp. Ltd.	23,052,953	695,688
	Tata Consultancy Services Ltd.	13,427,399	561,652
	Hindustan Unilever Ltd.	11,649,834	389,184
	Bajaj Finance Ltd.	3,096,167	283,378
	Axis Bank Ltd.	29,880,109	274,532
*	Bharti Airtel Ltd.	30,026,543	257,485
	Asian Paints Ltd.	5,929,913	250,508
*	ICICI Bank Ltd.	20,564,920	213,891
	Larsen & Toubro Ltd.	9,043,416	207,264
	Maruti Suzuki India Ltd.	1,738,619	193,472
	Mahindra & Mahindra Ltd.	12,076,454	178,188
	HCL Technologies Ltd.	14,277,026	171,696
	Sun Pharmaceutical Industries Ltd.	14,273,331	170,241
	Titan Co. Ltd.	5,468,205	162,852
	ITC Ltd.	38,801,993	148,802
	Tata Steel Ltd.	107,126,900	145,807
	Adani Total Gas Ltd.	3,643,390	144,128
*	Adani Green Energy Ltd.	5,159,860	142,219
*	Adani Transmission Ltd.	3,277,691	129,181
	UltraTech Cement Ltd.	1,505,360	124,777
	State Bank of India	18,276,478	122,472
	Nestle India Ltd.	472,371	115,682
	NTPC Ltd.	58,325,875	112,801
	Adani Enterprises Ltd.	3,454,567	112,400
	Power Grid Corp. of India Ltd.	41,249,533	111,706
*	Tata Motors Ltd.	19,490,370	111,206
	Tech Mahindra Ltd.	7,941,698	105,604
*,3	Avenue Supermarts Ltd.	1,957,923	105,309
	JSW Steel Ltd.	13,157,222	104,801
	Grasim Industries Ltd.	5,044,747	100,573
	Adani Ports & Special Economic Zone Ltd.	10,404,898	100,571
	Hindalco Industries Ltd.	18,519,810	97,474
	Bajaj Finserv Ltd.	500,739	95,620
[3]	SBI Life Insurance Co. Ltd.	5,522,446	90,467
[3]	HDFC Life Insurance Co. Ltd.	12,744,535	89,579
	Cipla Ltd.	6,709,809	82,945
	Oil & Natural Gas Corp. Ltd.	48,405,041	82,172
	Tata Consumer Products Ltd.	7,964,493	81,782
	Divi's Laboratories Ltd.	1,674,906	81,249
	Britannia Industries Ltd.	1,562,945	77,095
	Tata Power Co. Ltd.	26,537,737	74,709
	Eicher Motors Ltd.	1,825,596	71,521
	Apollo Hospitals Enterprise Ltd.	1,304,071	69,600
	Dr Reddy's Laboratories Ltd.	1,344,691	69,580
	Coal India Ltd.	24,811,256	66,280
	UPL Ltd.	7,056,517	66,201
	Pidilite Industries Ltd.	2,002,187	62,113
	Hero MotoCorp Ltd.	1,713,451	61,175
	SRF Ltd.	1,851,843	57,012
	Wipro Ltd.	10,589,169	56,502
	Dabur India Ltd.	7,579,103	55,986
	Info Edge India Ltd.	1,000,729	54,986

		Shares	Market Value ($000)
	Bharat Petroleum Corp. Ltd.	13,101,276	54,742
	Vedanta Ltd.	16,095,480	51,841
*	Godrej Consumer Products Ltd.	4,792,365	51,754
*	Adani Power Ltd.	12,676,978	50,566
	Havells India Ltd.	3,162,657	50,044
	Bharat Electronics Ltd.	14,351,849	49,925
	Indian Oil Corp. Ltd.	53,783,975	49,607
	Tata Elxsi Ltd.	448,645	49,455
[3]	ICICI Lombard General Insurance Co. Ltd.	3,165,823	48,872
	SBI Cards & Payment Services Ltd.	4,075,632	48,477
	Cholamandalam Investment & Finance Co. Ltd.	5,253,753	46,674
	Page Industries Ltd.	75,377	46,616
	Shree Cement Ltd.	178,192	46,250
	Shriram Transport Finance Co. Ltd.	2,617,161	45,811
	Bajaj Auto Ltd.	914,279	45,269
	Marico Ltd.	6,844,044	44,862
	GAIL India Ltd.	23,171,510	42,957
	Ambuja Cements Ltd.	9,040,834	42,883
	Siemens Ltd.	1,173,711	40,006
	DLF Ltd.	8,116,396	39,718
	Voltas Ltd.	3,015,190	38,371
	Trent Ltd.	2,375,780	38,177
	MRF Ltd.	35,936	38,091
	PI Industries Ltd.	961,709	37,606
*	United Spirits Ltd.	3,779,676	37,248
	Piramal Enterprises Ltd.	1,656,759	37,180
*,3	Bandhan Bank Ltd.	10,353,046	36,268
	Indian Hotels Co. Ltd. Class A	10,822,933	36,053
	Ashok Leyland Ltd.	18,791,381	35,370
[3]	ICICI Prudential Life Insurance Co. Ltd.	5,025,675	35,238
	Colgate-Palmolive India Ltd.	1,747,235	35,041
	Indus Towers Ltd.	12,437,916	35,038
[3]	Larsen & Toubro Infotech Ltd.	582,551	34,967
*	Max Financial Services Ltd.	3,175,665	34,567
	Mphasis Ltd.	1,177,933	34,356
	Zee Entertainment Enterprises Ltd.	10,861,293	34,025
	State Bank of India GDR	508,027	34,006
	Tube Investments of India Ltd.	1,276,794	33,636
	Jubilant Foodworks Ltd.	4,744,914	33,124
	Container Corp. of India Ltd.	3,602,075	32,487
	Embassy Office Parks REIT	6,977,593	32,078
	ACC Ltd.	1,132,662	31,947
	Wipro Ltd. ADR	5,909,548	31,321
[3]	Laurus Labs Ltd.	4,728,349	31,306
	Balkrishna Industries Ltd.	1,064,998	31,198
*	Yes Bank Ltd.	163,741,126	30,972
	Bharat Forge Ltd.	3,311,893	30,698
	Samvardhana Motherson International Ltd.	18,920,543	30,538
	Crompton Greaves Consumer Electricals Ltd.	6,116,554	30,531
[3]	AU Small Finance Bank Ltd.	4,046,487	30,368
	TVS Motor Co. Ltd.	2,622,426	30,149
*,3	InterGlobe Aviation Ltd.	1,269,684	30,107
	Persistent Systems Ltd.	652,011	30,018
	Varun Beverages Ltd.	2,651,348	29,601
*	Max Healthcare Institute Ltd.	6,290,801	29,449
	Hindustan Aeronautics Ltd.	1,093,580	27,947
*	Hindustan Petroleum Corp. Ltd.	9,119,923	27,810
	Cummins India Ltd.	1,785,514	27,730

		Shares	Market Value ($000)
	Federal Bank Ltd.	20,379,752	27,555
	Indian Railway Catering & Tourism Corp. Ltd.	3,396,088	27,471
	Petronet LNG Ltd.	9,822,391	27,338
	Astral Ltd.	1,174,022	26,995
*,2	Tata Motors Ltd. ADR	899,910	25,665
	Lupin Ltd.	3,142,015	25,594
	Bosch Ltd.	117,949	25,559
	Jindal Steel & Power Ltd.	5,187,794	25,521
	Navin Fluorine International Ltd.	456,854	25,353
	Berger Paints India Ltd.	3,198,007	25,316
*	APL Apollo Tubes Ltd.	2,039,330	24,628
*	CG Power & Industrial Solutions Ltd.	8,668,504	24,627
	Torrent Pharmaceuticals Ltd.	1,272,249	24,605
	Tata Chemicals Ltd.	2,131,757	24,570
	Mindtree Ltd.	566,011	24,520
	Aarti Industries Ltd.	2,472,568	24,436
	Atul Ltd.	216,352	24,325
	ABB India Ltd.	694,465	24,026
	Aurobindo Pharma Ltd.	3,465,496	23,970
	Coforge Ltd.	469,910	23,549
	Deepak Nitrite Ltd.	966,876	23,524
	Biocon Ltd.	5,986,329	23,266
	Bajaj Holdings & Investment Ltd.	349,039	22,989
*	Fortis Healthcare Ltd.	6,434,236	22,686
	Ipca Laboratories Ltd.	1,790,823	22,650
	Power Finance Corp. Ltd.	15,344,287	22,520
	Dalmia Bharat Ltd.	1,086,042	22,006
*	Godrej Properties Ltd.	1,149,766	21,965
	Dixon Technologies India Ltd.	464,791	21,804
	LIC Housing Finance Ltd.	4,273,832	20,915
	REC Ltd.	12,459,656	20,641
	Indraprastha Gas Ltd.	4,609,373	20,202
	Supreme Industries Ltd.	840,982	20,198
	Tata Communications Ltd.	1,506,154	19,927
	Bata India Ltd.	801,380	19,907
	Bank of Baroda	13,494,116	19,899
	Gujarat Fluorochemicals Ltd.	453,688	19,224
*	IDFC First Bank Ltd.	40,272,347	19,169
	Torrent Power Ltd.	2,856,584	18,974
	Muthoot Finance Ltd.	1,392,255	18,791
*	United Breweries Ltd.	914,037	18,757
	Coromandel International Ltd.	1,432,902	18,654
	Schaeffler India Ltd.	530,637	18,648
	Steel Authority of India Ltd.	18,999,613	18,552
[3]	HDFC Asset Management Co. Ltd.	736,341	18,168
	Mahindra & Mahindra Financial Services Ltd.	7,664,413	18,146
	Oberoi Realty Ltd.	1,546,408	17,838
*	PVR Ltd.	649,205	17,637
*	Adani Wilmar Ltd.	2,051,487	17,124
[3]	Sona Blw Precision Forgings Ltd.	2,361,186	17,038
*	Aditya Birla Fashion & Retail Ltd.	5,002,383	17,036
	Kajaria Ceramics Ltd.	1,087,464	16,194
	SKF India Ltd.	297,444	15,906
	IIFL Finance Ltd.	3,620,098	15,867
*	Ramco Cements Ltd.	1,704,412	15,832
	Emami Ltd.	2,757,467	15,690
	AIA Engineering Ltd.	513,908	15,587
[3]	L&T Technology Services Ltd.	343,850	15,312

		Shares	Market Value ($000)
	JSW Energy Ltd.	5,038,530	15,227
	Phoenix Mills Ltd.	958,589	15,217
*	GMR Infrastructure Ltd.	32,029,502	15,208
	Honeywell Automation India Ltd.	29,704	15,095
	Computer Age Management Services Ltd.	476,798	14,852
	Gujarat Gas Ltd.	2,627,056	14,798
	KPIT Technologies Ltd.	2,122,749	14,782
*,3	Macrotech Developers Ltd.	1,014,625	14,714
	Carborundum Universal Ltd.	1,434,913	14,546
	Zydus Lifesciences Ltd.	3,289,048	14,433
	Minda Industries Ltd.	2,212,102	14,256
*	Tata Motors Ltd. Class A	5,048,673	14,189
	Sundram Fasteners Ltd.	1,341,818	14,075
*	FSN E-Commerce Ventures Ltd.	784,316	13,918
	JK Cement Ltd.	432,965	13,733
	NMDC Ltd.	9,974,445	13,614
	Apollo Tyres Ltd.	4,868,339	13,573
	Canara Bank	4,772,857	13,462
[3]	Dr Lal PathLabs Ltd.	458,967	13,400
	Thermax Ltd.	507,276	13,207
	Rajesh Exports Ltd.	1,758,069	13,187
	Alkem Laboratories Ltd.	322,579	13,155
	NHPC Ltd.	30,329,462	13,102
	Grindwell Norton Ltd.	587,578	13,033
	Linde India Ltd.	280,053	12,901
	Exide Industries Ltd.	6,422,341	12,887
	Radico Khaitan Ltd.	1,059,212	12,617
*	PB Fintech Ltd.	2,088,077	12,387
	IDFC Ltd.	17,520,070	12,131
	Oracle Financial Services Software Ltd.	302,584	12,041
	Relaxo Footwears Ltd.	967,055	12,019
*	Timken India Ltd.	319,571	11,983
*	Dr Reddy's Laboratories Ltd. ADR	231,918	11,944
*	Vodafone Idea Ltd.	105,078,883	11,661
	Cyient Ltd.	1,106,549	11,582
	National Aluminium Co. Ltd.	11,691,920	11,535
[3]	Indian Energy Exchange Ltd.	5,668,044	11,475
*	Bharat Heavy Electricals Ltd.	16,826,747	11,463
	Pfizer Ltd.	212,533	11,238
	L&T Finance Holdings Ltd.	11,760,892	11,204
	Gujarat State Petronet Ltd.	3,797,883	11,177
	Bayer CropScience Ltd.	167,059	11,152
*	Aavas Financiers Ltd.	363,118	10,967
	KEI Industries Ltd.	696,941	10,938
	Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	1,190,525	10,895
*	One 97 Communications Ltd.	1,204,321	10,794
[3]	Syngene International Ltd.	1,490,093	10,720
	Redington India Ltd.	6,769,463	10,686
	Amara Raja Batteries Ltd.	1,701,681	10,596
	Hindustan Zinc Ltd.	3,096,573	10,572
*	3M India Ltd.	36,640	10,534
*	Zomato Ltd.	17,679,897	10,509
	Escorts Kubota Ltd.	480,488	10,508
	IIFL Wealth Management Ltd.	492,850	10,441
	Angel One Ltd.	600,767	10,434
	Oil India Ltd.	4,332,371	10,420
*	Star Health & Allied Insurance Co. Ltd.	1,087,075	10,270
	JB Chemicals & Pharmaceuticals Ltd.	456,540	10,222

		Shares	Market Value ($000)
*	Cholamandalam Financial Holdings Ltd.	1,274,238	10,186
	Ratnamani Metals & Tubes Ltd.	474,212	10,167
	City Union Bank Ltd.	4,943,236	10,065
	Brigade Enterprises Ltd.	1,601,447	10,022
	GlaxoSmithKline Pharmaceuticals Ltd.	559,064	9,936
	Natco Pharma Ltd.	1,147,295	9,897
*,3	Aster DM Healthcare Ltd.	3,376,237	9,798
	Polycab India Ltd.	333,032	9,775
	Sanofi India Ltd.	121,731	9,742
	Solar Industries India Ltd.	278,978	9,671
*	Vinati Organics Ltd.	349,474	9,656
	Central Depository Services India Ltd.	674,598	9,647
	Blue Star Ltd.	771,550	9,620
	Lakshmi Machine Works Ltd.	72,171	9,562
	Glenmark Pharmaceuticals Ltd.	1,982,791	9,558
	Intellect Design Arena Ltd.	1,173,836	9,382
	EID Parry India Ltd.	1,324,175	9,378
	Whirlpool of India Ltd.	412,197	9,257
	Castrol India Ltd.	6,407,984	9,221
	UTI Asset Management Co. Ltd.	1,041,563	9,146
	Happiest Minds Technologies Ltd.	743,457	9,141
	Can Fin Homes Ltd.	1,208,006	9,129
	Chambal Fertilisers & Chemicals Ltd.	2,235,074	9,120
	KEC International Ltd.	1,554,242	9,047
*	Tata Teleservices Maharashtra Ltd.	6,648,539	9,043
	Poonawalla Fincorp Ltd.	2,628,022	8,911
	Kansai Nerolac Paints Ltd.	1,754,845	8,879
	Manappuram Finance Ltd.	7,080,544	8,823
	CRISIL Ltd.	221,726	8,781
	Hatsun Agro Product Ltd.	695,424	8,735
	Birlasoft Ltd.	2,040,611	8,709
	Sonata Software Ltd.	962,729	8,592
	HFCL Ltd.	10,154,721	8,576
	BSE Ltd.	981,940	8,440
	Balaji Amines Ltd.	195,250	8,419
*	IRB Infrastructure Developers Ltd.	3,068,429	8,306
	Suven Pharmaceuticals Ltd.	1,370,613	8,298
	KPR Mill Ltd.	1,111,610	8,297
	DCM Shriram Ltd.	649,899	8,232
	Sun TV Network Ltd.	1,372,779	8,206
	CESC Ltd.	8,456,447	8,204
*	Aditya Birla Capital Ltd.	6,057,058	8,174
	Brightcom Group Ltd.	12,943,870	8,132
	Trident Ltd.	16,017,214	8,060
	Praj Industries Ltd.	1,605,624	8,042
	Great Eastern Shipping Co. Ltd.	1,337,427	8,004
*	Suzlon Energy Ltd.	95,585,751	7,982
[3]	Endurance Technologies Ltd.	427,147	7,866
	Bajaj Electricals Ltd.	546,974	7,837
	Balrampur Chini Mills Ltd.	1,565,042	7,824
[3]	Mindspace Business Parks REIT	1,713,348	7,775
	Ajanta Pharma Ltd.	480,325	7,760
*	Amber Enterprises India Ltd.	244,868	7,737
*	Narayana Hrudayalaya Ltd.	927,837	7,733
	Sumitomo Chemical India Ltd.	1,350,998	7,722
*	Affle India Ltd.	563,891	7,600
*	EIH Ltd.	3,931,471	7,525
	Prestige Estates Projects Ltd.	1,426,725	7,481

		Shares	Market Value ($000)
	Shriram City Union Finance Ltd.	301,326	7,397
[3]	Nippon Life India Asset Management Ltd.	2,073,498	7,331
	Mahanagar Gas Ltd.	767,256	7,310
[3]	Brookfield India Real Estate Trust	1,787,272	7,298
	Century Textiles & Industries Ltd.	680,757	7,234
	India Cements Ltd.	2,867,852	7,158
	VIP Industries Ltd.	930,777	7,127
*	CreditAccess Grameen Ltd.	530,709	7,109
	Jubilant Ingrevia Ltd.	1,053,364	7,094
	Union Bank of India Ltd.	14,605,260	7,075
	Granules India Ltd.	1,807,355	6,857
[3]	Eris Lifesciences Ltd.	791,321	6,789
*	Westlife Development Ltd.	902,532	6,678
*,3	RBL Bank Ltd.	5,674,140	6,641
	Clean Science & Technology Ltd.	309,430	6,625
[3]	Quess Corp. Ltd.	885,344	6,620
	Tanla Platforms Ltd.	744,753	6,573
	Alkyl Amines Chemicals	177,066	6,565
[3]	Metropolis Healthcare Ltd.	328,054	6,559
	Mastek Ltd.	243,518	6,496
*	Indiabulls Housing Finance Ltd.	4,615,739	6,449
	Finolex Industries Ltd.	3,796,480	6,391
[3]	Indian Railway Finance Corp. Ltd.	24,340,247	6,335
	Procter & Gamble Health Ltd.	112,992	6,329
	TTK Prestige Ltd.	550,310	6,186
	Rain Industries Ltd.	2,754,331	6,173
*	Godrej Industries Ltd.	1,087,149	6,111
	Punjab National Bank	15,145,376	6,012
	Indian Bank	2,682,223	6,002
	Century Plyboards India Ltd.	792,803	5,915
	Aegis Logistics Ltd.	1,804,415	5,911
	Route Mobile Ltd.	328,819	5,842
*	Sheela Foam Ltd.	163,660	5,834
[3]	IndiaMart InterMesh Ltd.	106,575	5,748
*	Indiabulls Real Estate Ltd.	6,193,166	5,707
	Raymond Ltd.	465,494	5,654
	V-Guard Industries Ltd.	1,965,033	5,624
	Orient Electric Ltd.	1,707,530	5,616
[3]	ICICI Securities Ltd.	920,128	5,599
*	Nuvoco Vistas Corp. Ltd.	1,333,499	5,593
	Vardhman Textiles Ltd.	1,452,622	5,573
*	TeamLease Services Ltd.	125,983	5,570
*	Chemplast Sanmar Ltd.	916,221	5,520
	Gillette India Ltd.	83,704	5,503
	Firstsource Solutions Ltd.	3,883,750	5,493
*	Alembic Pharmaceuticals Ltd.	614,881	5,460
	Zydus Wellnes Ltd.	264,227	5,403
	Sobha Ltd.	604,786	5,368
*	Reliance Power Ltd.	34,063,528	5,363
	Edelweiss Financial Services Ltd.	7,203,742	5,312
	NIIT Ltd.	1,142,342	5,302
	KNR Constructions Ltd.	1,581,202	5,278
	eClerx Services Ltd.	190,332	5,245
	Motilal Oswal Financial Services Ltd.	542,478	5,225
	Mahindra CIE Automotive Ltd.	1,526,471	5,205
	NCC Ltd.	6,824,547	5,067
	Finolex Cables Ltd.	941,928	5,060
	Saregama India Ltd.	945,104	4,995

		Shares	Market Value ($000)
*,3	Krishna Institute of Medical Sciences Ltd.	306,756	4,823
	BASF India Ltd.	141,437	4,822
	Welspun Corp. Ltd.	1,670,194	4,781
	Graphite India Ltd.	872,083	4,709
	Zensar Technologies Ltd.	1,489,762	4,680
	Jubilant Pharmova Ltd. Class A	1,020,482	4,666
	PNC Infratech Ltd.	1,413,030	4,576
	Poly Medicure Ltd.	494,178	4,569
	Sterlite Technologies Ltd.	2,533,496	4,555
[3]	Godrej Agrovet Ltd.	703,386	4,530
	Ceat Ltd.	283,699	4,528
	JK Lakshmi Cement Ltd.	794,843	4,451
	Gateway Distriparks Ltd.	4,661,460	4,320
*	V-Mart Retail Ltd.	123,073	4,312
	Birla Corp. Ltd.	340,417	4,200
*	Alok Industries Ltd.	16,154,565	4,104
	EPL Ltd.	1,823,274	4,010
	Bank of India	6,588,548	3,984
	Avanti Feeds Ltd.	691,349	3,854
	Bombay Burmah Trading Co.	318,073	3,828
	KRBL Ltd.	1,235,812	3,819
	JM Financial Ltd.	4,691,469	3,782
	Rallis India Ltd.	1,385,487	3,722
	Welspun India Ltd.	4,153,707	3,673
	Infibeam Avenues Ltd.	19,597,058	3,653
	PTC India Ltd.	3,429,991	3,607
	NBCC India Ltd.	8,520,410	3,560
*,3	PNB Housing Finance Ltd.	794,055	3,542
	Karur Vysya Bank Ltd.	4,694,336	3,501
	Vaibhav Global Ltd.	900,779	3,406
	Gujarat Pipavav Port Ltd.	3,405,268	3,350
	Strides Pharma Science Ltd.	796,166	3,343
	AstraZeneca Pharma India Ltd.	85,841	3,324
	Multi Commodity Exchange of India Ltd.	184,496	3,265
*	HEG Ltd.	200,557	2,992
*	Equitas Holdings Ltd.	2,302,850	2,946
*	Sun Pharma Advanced Research Co. Ltd.	1,009,226	2,910
	Vakrangee Ltd.	7,877,089	2,810
*,3	New India Assurance Co. Ltd.	2,673,710	2,778
	Bajaj Consumer Care Ltd.	1,315,007	2,705
*	Dhani Services Ltd.	5,084,195	2,665
*	TV18 Broadcast Ltd.	5,607,071	2,636
*	Mangalore Refinery & Petrochemicals Ltd.	2,571,733	2,372
	DCB Bank Ltd.	2,099,942	2,368
	Engineers India Ltd.	2,544,532	2,157
[3]	General Insurance Corp. of India	1,453,314	2,136
*	Jindal Saw Ltd.	1,775,290	1,930
	Kaveri Seed Co. Ltd.	314,312	1,929
	Karnataka Bank Ltd.	2,143,634	1,911
	Symphony Ltd.	159,867	1,902
	Akzo Nobel India Ltd.	76,608	1,883
	Care Ratings Ltd.	316,616	1,817
*	Hindustan Construction Co. Ltd.	10,541,092	1,791
*	Just Dial Ltd.	233,466	1,721
[3]	Dilip Buildcon Ltd.	561,231	1,678
*	Wockhardt Ltd.	593,010	1,662
*	IFCI Ltd.	11,662,080	1,435
*	South Indian Bank Ltd.	10,628,757	1,055

		Shares	Market Value ($000)
	ZF Commercial Vehicle Control Systems India Ltd.	6,881	743
*	Future Consumer Ltd.	16,252,546	381
*	Future Retail Ltd.	3,771,594	286
*,1	Chennai Super Kings Cricket Ltd.	951,110	—
			15,125,443
Indonesia (0.5%)
	Bank Central Asia Tbk. PT	633,171,022	314,851
	Bank Rakyat Indonesia Persero Tbk. PT	853,321,428	251,894
	Telkom Indonesia Persero Tbk. PT	608,460,156	173,788
	Bank Mandiri Persero Tbk. PT	243,059,250	136,055
	Astra International Tbk. PT	265,643,722	113,456
	Bank Negara Indonesia Persero Tbk. PT	97,154,310	51,561
*	Elang Mahkota Teknologi Tbk. PT	394,275,874	49,977
	United Tractors Tbk. PT	19,843,351	43,366
	Charoen Pokphand Indonesia Tbk. PT	96,524,260	36,454
	Adaro Energy Indonesia Tbk. PT	165,868,288	36,421
	Tower Bersama Infrastructure Tbk. PT	129,902,727	26,932
	Kalbe Farma Tbk. PT	246,151,588	26,898
	Indofood Sukses Makmur Tbk. PT	58,641,168	26,896
	Sarana Menara Nusantara Tbk. PT	335,043,676	26,549
	Unilever Indonesia Tbk. PT	74,807,904	22,779
	Barito Pacific Tbk. PT	327,908,912	19,919
	Indofood CBP Sukses Makmur Tbk. PT	30,284,850	18,026
	Indah Kiat Pulp & Paper Tbk. PT	34,699,898	17,794
	Semen Indonesia Persero Tbk. PT	38,665,535	17,038
	Perusahaan Gas Negara Tbk. PT	136,621,421	15,511
	Bukit Asam Tbk. PT	53,073,976	15,409
	Dayamitra Telekomunikasi Tbk. PT	302,915,677	14,912
	Indocement Tunggal Prakarsa Tbk. PT	23,689,903	14,876
	Aneka Tambang Tbk.	111,251,518	14,697
	Indo Tambangraya Megah Tbk. PT	5,250,517	14,031
	Mitra Keluarga Karyasehat Tbk. PT	74,040,419	12,435
	Gudang Garam Tbk. PT	6,150,787	11,549
	Ciputra Development Tbk. PT	180,288,685	11,249
*	Vale Indonesia Tbk. PT	26,085,187	10,767
	Japfa Comfeed Indonesia Tbk. PT	94,305,725	9,196
	AKR Corporindo Tbk. PT	106,892,894	9,025
	Pakuwon Jati Tbk. PT	292,744,268	9,006
	Avia Avian Tbk. PT	155,120,926	8,943
	BFI Finance Indonesia Tbk. PT	107,265,073	8,558
*	Bank Neo Commerce Tbk. PT	93,146,000	8,314
	Matahari Department Store Tbk. PT	26,724,080	8,188
*	Smartfren Telecom Tbk. PT	1,232,989,509	8,149
	XL Axiata Tbk. PT	48,180,006	7,712
*	Waskita Karya Persero Tbk. PT	217,035,082	7,551
	Hanjaya Mandala Sampoerna Tbk. PT	115,131,954	7,225
*	Bumi Serpong Damai Tbk. PT	113,229,365	7,033
	Pabrik Kertas Tjiwi Kimia Tbk. PT	15,934,391	6,860
*	Jasa Marga Persero Tbk. PT	28,390,655	6,820
	Indosat Tbk. PT	14,724,427	6,635
	Summarecon Agung Tbk. PT	161,684,937	6,607
	Bank Pan Indonesia Tbk. PT	49,506,033	5,977
*	Mitra Adiperkasa Tbk. PT	93,392,785	5,610
	Surya Citra Media Tbk. PT	377,750,405	5,609
*	Medco Energi Internasional Tbk. PT	133,046,015	5,498
	Panin Financial Tbk. PT	207,187,718	5,478
	Mayora Indah Tbk. PT	45,419,700	5,391
	Bank BTPN Syariah Tbk. PT	27,944,768	5,302

		Shares	Market Value ($000)
	Media Nusantara Citra Tbk. PT	72,969,114	5,199
*	Lippo Karawaci Tbk. PT	724,070,348	5,128
	Bank Tabungan Negara Persero Tbk. PT	48,813,788	4,847
*	Bank Bukopin Tbk. PT	347,659,540	4,505
	Ace Hardware Indonesia Tbk. PT	91,264,628	4,370
	Bank Syariah Indonesia Tbk. PT	36,876,117	4,070
	Timah Tbk. PT	36,538,201	3,602
	Astra Agro Lestari Tbk. PT	5,228,592	3,405
	Perusahaan Perkebunan London Sumatra Indonesia Tbk. PT	38,912,557	3,308
*	Bank Raya Indonesia Tbk. PT	56,436,433	3,220
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk. PT	31,216,783	2,821
*	Wijaya Karya Persero Tbk. PT	40,948,276	2,586
*	Global Mediacom Tbk. PT	90,169,733	2,471
*	PP Persero Tbk. PT	30,610,782	1,882
*,1	Trada Alam Minera Tbk. PT	537,807,334	1,813
*	Alam Sutera Realty Tbk. PT	106,913,619	1,198
	Bank Danamon Indonesia Tbk. PT	6,946,150	1,176
	Ramayana Lestari Sentosa Tbk. PT	29,933,684	1,171
*	Surya Semesta Internusa Tbk. PT	46,066,856	1,169
*	Krakatau Steel Persero Tbk. PT	38,672,460	1,012
*	Adhi Karya Persero Tbk. PT	20,208,026	1,009
*	Kresna Graha Investama Tbk. PT	30,975,558	104
*	Berlian Laju Tanker Tbk. PT	17,838,700	60
			1,770,903
Ireland (0.1%)
	Kerry Group plc Class A	2,025,380	213,781
	Kingspan Group plc	1,984,235	128,436
	Bank of Ireland Group plc	12,009,075	68,785
	Glanbia plc	2,420,952	28,527
	AIB Group plc	12,093,189	27,508
*	Dalata Hotel Group plc	2,923,199	10,771
	Kingspan Group plc (XLON)	3,955	253
	Glanbia plc (XLON)	8,754	101
*,1	Irish Bank Resolution Corp. Ltd.	698,992	—
			478,162
Israel (0.5%)
	Bank Leumi Le-Israel BM	20,179,097	196,214
*	Nice Ltd.	834,260	178,112
	Bank Hapoalim BM	17,553,012	163,594
*	Teva Pharmaceutical Industries Ltd.	13,073,757	124,460
	Israel Discount Bank Ltd. Class A	16,238,136	92,328
	ICL Group Ltd.	9,460,582	86,209
	Elbit Systems Ltd.	320,692	73,994
*	Tower Semiconductor Ltd.	1,432,828	68,300
	Mizrahi Tefahot Bank Ltd.	1,796,105	66,772
	Bezeq The Israeli Telecommunication Corp. Ltd.	26,621,172	45,579
*	Nova Ltd.	371,173	39,420
	Azrieli Group Ltd.	481,480	38,594
	Mivne Real Estate KD Ltd.	8,686,578	29,503
	First International Bank of Israel Ltd.	692,377	29,274
*	Enlight Renewable Energy Ltd.	12,302,527	28,027
*	Israel Corp. Ltd.	48,225	21,478
	Alony Hetz Properties & Investments Ltd.	1,424,755	20,792
	Big Shopping Centers Ltd.	135,560	18,057
*	Airport City Ltd.	929,887	17,977
*	Melisron Ltd.	231,048	17,482
	Phoenix Holdings Ltd.	1,601,209	17,110

		Shares	Market Value ($000)
*	Clal Insurance Enterprises Holdings Ltd.	828,422	16,205
*	Paz Oil Co. Ltd.	128,535	15,853
*	Delek Group Ltd.	100,500	15,260
	Harel Insurance Investments & Financial Services Ltd.	1,473,973	15,072
	Amot Investments Ltd.	2,180,199	14,947
	Strauss Group Ltd.	556,271	14,781
*	Shikun & Binui Ltd.	2,978,586	14,040
	Electra Ltd.	23,225	13,919
	Reit 1 Ltd.	2,389,909	13,849
	Shapir Engineering & Industry Ltd.	1,506,003	13,410
*	OPC Energy Ltd.	1,013,393	11,720
	Ashtrom Group Ltd.	489,023	11,397
	Fox Wizel Ltd.	88,737	11,282
	AFI Properties Ltd.	213,761	11,182
	Matrix IT Ltd.	436,350	11,089
	Hilan Ltd.	184,874	10,772
	Energix-Renewable Energies Ltd.	2,654,237	10,758
	Shufersal Ltd.	1,642,293	10,731
*	Partner Communications Co. Ltd.	1,290,750	10,302
*	Camtek Ltd.	342,182	10,098
*	Perion Network Ltd.	518,272	9,998
	Formula Systems 1985 Ltd.	95,874	9,974
	FIBI Holdings Ltd.	212,402	9,877
	Sapiens International Corp. NV	361,274	9,476
	Kenon Holdings Ltd.	218,814	9,472
	Summit Real Estate Holdings Ltd.	508,130	9,259
	Elco Ltd.	124,316	8,626
	One Software Technologies Ltd.	524,032	8,607
	Mega Or Holdings Ltd.	256,750	8,603
	Delek Automotive Systems Ltd.	645,845	8,128
*	Equital Ltd.	226,671	8,038
	Isracard Ltd.	2,563,315	8,013
*	Fattal Holdings 1998 Ltd.	67,184	7,857
	Sella Capital Real Estate Ltd.	2,596,950	7,702
	Maytronics Ltd.	579,007	7,630
	AudioCodes Ltd.	308,854	7,572
	Danel Adir Yeoshua Ltd.	59,294	7,520
	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	95,086	7,439
	Oil Refineries Ltd.	19,520,736	7,356
	Israel Canada T.R Ltd.	1,743,698	6,735
	Migdal Insurance & Financial Holdings Ltd.	4,284,414	6,692
*	Menora Mivtachim Holdings Ltd.	318,204	6,369
*	Cellcom Israel Ltd.	1,139,254	6,248
	G City Ltd.	982,078	6,063
	Delta Galil Industries Ltd.	117,744	5,753
	Gav-Yam Lands Corp. Ltd.	570,394	5,491
*	Naphtha Israel Petroleum Corp. Ltd.	393,612	2,462
*	Gilat Satellite Networks Ltd.	350,581	2,367
*	Allot Ltd.	443,724	2,329
	IDI Insurance Co. Ltd.	87,344	2,278
*	Compugen Ltd.	1,000,271	1,720
*	Kamada Ltd.	313,047	1,528
			1,847,125
Italy (1.5%)
	Enel SpA	102,223,170	515,334
	Eni SpA	32,448,852	390,054
	Intesa Sanpaolo SpA	218,322,457	387,699
	Stellantis NV	26,632,864	382,455

		Shares	Market Value ($000)
	Ferrari NV	1,583,269	336,227
	UniCredit SpA	27,361,868	270,600
	Assicurazioni Generali SpA	17,139,315	256,227
	CNH Industrial NV	12,976,439	167,171
	Atlantia SpA	6,646,757	153,611
	Snam SpA	29,318,358	147,106
	Moncler SpA	2,837,573	142,244
	Terna - Rete Elettrica Nazionale	18,508,983	141,701
	Prysmian SpA	3,459,359	109,997
	FinecoBank Banca Fineco SpA	8,042,510	99,952
	EXOR NV	1,352,644	95,135
*,3	Nexi SpA	9,961,399	90,470
	Tenaris SA	5,865,583	82,083
	Mediobanca Banca di Credito Finanziario SpA	8,786,784	75,362
	Davide Campari-Milano NV	6,551,340	72,732
	Recordati Industria Chimica e Farmaceutica SpA	1,271,381	56,385
	Amplifon SpA	1,691,372	55,931
[3]	Poste Italiane SpA	6,038,252	50,723
	Leonardo SpA	5,264,790	49,313
[3]	Infrastrutture Wireless Italiane SpA	4,610,842	48,453
	Banco BPM SpA	18,015,704	46,662
	Interpump Group SpA	1,052,708	44,990
	DiaSorin SpA	294,906	41,005
	Reply SpA	296,236	38,998
	Italgas SpA	6,451,849	36,910
*	Telecom Italia SpA (Registered)	137,779,962	30,568
[2]	Hera SpA	10,339,206	29,707
	ERG SpA	867,531	28,297
[3]	Pirelli & C SpA	6,418,990	27,792
	Unipol Gruppo SpA	6,328,750	26,547
	A2A SpA	20,205,855	26,043
	Brunello Cucinelli SpA	437,074	25,402
	Azimut Holding SpA	1,413,468	24,726
	Banca Generali SpA	747,709	21,754
	Buzzi Unicem SpA	1,138,966	20,824
	Banca Mediolanum SpA	3,135,018	20,761
	Brembo SpA	1,920,801	20,290
	BPER Banca	13,855,702	19,233
*	Telecom Italia SpA (Bearer)	83,531,458	17,485
	De' Longhi SpA	915,212	17,407
[3]	BFF Bank SpA	2,414,351	16,963
	Banca Popolare di Sondrio SPA	5,080,309	16,859
	Iren SpA	8,642,910	16,288
*	Autogrill SpA	2,471,529	16,125
[2]	Salvatore Ferragamo SpA	908,714	16,119
*	Iveco Group NV	2,611,130	15,987
*,3	Enav SpA	3,306,373	14,456
	Sesa SpA	93,412	13,259
[3]	Carel Industries SpA	569,028	12,964
[2]	UnipolSai Assicurazioni SpA	5,669,315	12,837
[2,3]	Technogym SpA	1,768,079	12,456
*,2	Saipem SpA	14,642,931	12,181
[3]	Anima Holding SpA	3,133,696	11,002
	Tamburi Investment Partners SpA	1,270,849	10,559
	El.En. SpA	675,605	10,146
*	Saras SpA	7,135,535	9,052
*,3	GVS SpA	905,120	8,794
	SOL SpA	472,913	8,771

		Shares	Market Value ($000)
	ACEA SpA	544,600	7,864
[2]	Danieli & C Officine Meccaniche SpA Saving Shares	346,013	7,117
[2]	Webuild SpA	4,485,587	6,923
*	Intercos SpA	483,248	6,560
	Tinexta Spa	258,612	6,440
	MARR SpA	451,248	6,245
	Sanlorenzo SpA	172,524	6,006
	Gruppo MutuiOnline SpA	219,285	5,876
[2]	Maire Tecnimont SpA	2,114,844	5,873
	Credito Emiliano SpA	1,011,469	5,725
	Piaggio & C SpA	2,151,235	5,668
[3]	RAI Way SpA	1,098,186	5,466
	Zignago Vetro SpA	388,343	4,926
	Italmobiliare SpA	174,154	4,852
	Banca IFIS SpA	340,566	4,582
*	CIR SpA-Compagnie Industriali	10,674,349	4,525
[3]	doValue SpA	713,344	4,356
*,2	Tod's SpA	116,377	4,133
*,2	MFE-MediaForEurope NV Class A	8,726,640	3,928
	Danieli & C Officine Meccaniche SpA	276,795	3,927
	Tenaris SA ADR	138,645	3,890
	Cementir Holding NV	565,076	3,673
	Immobiliare Grande Distribuzione SIIQ SpA	951,133	3,536
*,2	Fincantieri SpA	6,279,402	3,301
[2]	Societa Cattolica Di Assicurazione SpA	445,426	3,069
*,2	Juventus Football Club SpA	7,105,610	2,618
*,2	MFE-MediaForEurope NV Class B	4,022,499	2,589
[2]	Biesse SpA	175,271	2,499
	Arnoldo Mondadori Editore SpA	1,396,755	2,422
	Datalogic SpA	258,107	2,012
*,2	Banca Monte dei Paschi di Siena SpA	4,245,649	1,801
	Rizzoli Corriere Della Sera Mediagroup SpA	1,156,245	854
*,2	Webuild SpA Warrants Exp. 8/2/30	374,482	143
*,1	Gemina SpA	315,232	—
			5,120,583
Japan (15.2%)
	Toyota Motor Corp.	159,510,438	2,589,020
	Sony Group Corp.	16,233,592	1,377,062
	Keyence Corp.	2,560,295	1,014,753
	Mitsubishi UFJ Financial Group Inc.	160,061,484	901,865
	KDDI Corp.	21,492,539	689,101
	Recruit Holdings Co. Ltd.	18,135,188	677,767
	Tokyo Electron Ltd.	1,943,387	668,901
	Shin-Etsu Chemical Co. Ltd.	5,216,057	668,147
	Daiichi Sankyo Co. Ltd.	24,695,711	654,800
	Nintendo Co. Ltd.	1,379,521	616,885
	Hitachi Ltd.	12,166,020	615,942
	Daikin Industries Ltd.	3,483,914	611,003
	SoftBank Group Corp.	14,330,977	601,998
	Takeda Pharmaceutical Co. Ltd.	19,827,911	581,755
	Honda Motor Co. Ltd.	22,247,011	570,129
	Sumitomo Mitsui Financial Group Inc.	17,063,190	535,308
	ITOCHU Corp.	17,596,088	512,216
	Tokio Marine Holdings Inc.	8,271,544	484,216
	Mitsubishi Corp.	15,735,453	467,646
	Hoya Corp.	4,642,511	465,141
	Mitsui & Co. Ltd.	20,473,666	451,696
	Nippon Telegraph & Telephone Corp.	15,528,341	443,572

		Shares	Market Value ($000)
	Murata Manufacturing Co. Ltd.	7,490,616	437,532
	FANUC Corp.	2,524,290	435,341
	Nidec Corp.	6,031,850	419,178
	SoftBank Corp.	35,921,236	415,331
	Seven & i Holdings Co. Ltd.	10,115,502	412,310
	Fast Retailing Co. Ltd.	674,799	408,652
	Mizuho Financial Group Inc.	33,351,118	397,758
	Astellas Pharma Inc.	24,018,716	376,167
	Oriental Land Co. Ltd.	2,462,415	373,866
	SMC Corp.	740,403	364,898
	Olympus Corp.	16,476,720	352,638
	Fujitsu Ltd.	2,437,898	326,830
	Denso Corp.	5,884,853	321,872
	Canon Inc.	13,065,508	309,102
	Terumo Corp.	8,657,317	295,592
	Bridgestone Corp.	7,515,427	293,146
	ORIX Corp.	15,721,182	280,180
	Central Japan Railway Co.	2,382,139	278,941
	Japan Tobacco Inc.	15,530,721	278,864
	Komatsu Ltd.	12,037,049	278,277
	Mitsubishi Electric Corp.	25,560,396	269,770
	Mitsui Fudosan Co. Ltd.	11,934,666	266,733
	FUJIFILM Holdings Corp.	4,647,279	265,462
	Kao Corp.	6,074,253	264,196
	East Japan Railway Co.	4,745,005	247,722
	Chugai Pharmaceutical Co. Ltd.	8,538,245	239,863
	Kubota Corp.	14,208,697	235,912
	Panasonic Holdings Corp.	28,007,051	231,230
	Toshiba Corp.	5,536,691	224,610
	Dai-ichi Life Holdings Inc.	12,882,173	224,084
	Kyocera Corp.	3,998,846	222,291
	Asahi Group Holdings Ltd.	6,380,202	221,816
	Mitsubishi Estate Co. Ltd.	14,780,645	219,516
	Shiseido Co. Ltd.	5,089,488	209,347
	Japan Post Holdings Co. Ltd.	28,914,731	208,181
	Daiwa House Industry Co. Ltd.	8,419,389	208,027
	Sumitomo Corp.	14,741,785	207,269
	Bandai Namco Holdings Inc.	2,557,903	199,830
	MS&AD Insurance Group Holdings Inc.	6,059,231	196,509
	Otsuka Holdings Co. Ltd.	5,495,470	196,314
	Suzuki Motor Corp.	5,942,477	194,791
	M3 Inc.	5,534,834	192,833
	Marubeni Corp.	20,298,867	188,826
[2]	Aeon Co. Ltd.	9,245,129	186,446
	Sompo Holdings Inc.	4,175,992	186,380
	Unicharm Corp.	5,096,641	184,612
	Shionogi & Co. Ltd.	3,567,232	182,969
	Sysmex Corp.	2,490,561	174,369
	Secom Co. Ltd.	2,532,092	169,119
	Shimano Inc.	1,009,127	168,571
	Nippon Yusen KK	2,107,255	165,528
	Kirin Holdings Co. Ltd.	10,043,717	165,203
	Ajinomoto Co. Inc.	6,273,122	165,083
	Nippon Steel Corp.	10,720,723	159,527
	Eisai Co. Ltd.	3,460,957	158,494
	Sumitomo Mitsui Trust Holdings Inc.	4,796,733	157,569
	Ono Pharmaceutical Co. Ltd.	5,479,708	154,083
	Nomura Research Institute Ltd.	5,113,164	153,621

		Shares	Market Value ($000)
	ENEOS Holdings Inc.	39,257,332	151,863
	Nomura Holdings Inc.	39,371,180	150,221
	Inpex Corp.	13,018,760	149,218
	TDK Corp.	4,723,373	148,761
	Advantest Corp.	2,499,285	148,650
	Sumitomo Realty & Development Co. Ltd.	5,178,049	142,982
	Lasertec Corp.	996,311	142,642
	Kikkoman Corp.	2,389,946	141,711
	Obic Co. Ltd.	874,131	139,747
	Subaru Corp.	8,005,706	139,307
	Mitsubishi Heavy Industries Ltd.	3,751,352	139,297
	Omron Corp.	2,407,789	134,663
[2]	Sekisui House Ltd.	7,418,413	131,390
	Asahi Kasei Corp.	16,247,608	130,345
	Toyota Industries Corp.	2,104,557	128,145
	NEC Corp.	3,446,302	127,218
	Shimadzu Corp.	3,525,136	125,421
*	Renesas Electronics Corp.	13,165,259	125,397
	NTT Data Corp.	8,269,103	125,153
	Nitto Denko Corp.	1,923,543	123,867
	Nexon Co. Ltd.	5,344,557	121,333
	Z Holdings Corp.	34,191,867	120,842
[2]	Mitsui OSK Lines Ltd.	4,366,902	119,744
[2]	Yaskawa Electric Corp.	3,385,623	118,578
	West Japan Railway Co.	3,032,737	111,395
	Japan Exchange Group Inc.	6,945,419	110,437
	Sumitomo Electric Industries Ltd.	9,894,609	110,313
[2]	Resona Holdings Inc.	28,283,998	109,919
	Toray Industries Inc.	19,899,185	108,995
	Tokyo Gas Co. Ltd.	5,548,604	108,980
	Nippon Building Fund Inc.	20,001	106,100
	SG Holdings Co. Ltd.	5,556,928	106,051
	Yakult Honsha Co. Ltd.	1,733,113	105,546
	Nitori Holdings Co. Ltd.	978,437	103,517
	Nippon Paint Holdings Co. Ltd.	13,303,679	101,696
	Toyota Tsusho Corp.	2,926,610	99,884
	Chubu Electric Power Co. Inc.	9,173,448	97,857
	Sumitomo Metal Mining Co. Ltd.	3,103,461	97,585
	Dentsu Group Inc.	2,769,258	96,735
	Kansai Electric Power Co. Inc.	9,520,493	96,526
	Nissan Motor Co. Ltd.	25,358,270	96,434
	MINEBEA MITSUMI Inc.	5,323,862	95,766
	Mitsubishi Chemical Group Corp.	16,736,848	94,120
	Osaka Gas Co. Ltd.	5,184,489	93,207
	MISUMI Group Inc.	3,650,903	90,828
	MEIJI Holdings Co. Ltd.	1,711,149	89,339
	Disco Corp.	365,033	89,188
	Trend Micro Inc.	1,523,812	88,555
	Daiwa Securities Group Inc.	19,128,335	88,301
	AGC Inc.	2,418,544	88,164
	Nissan Chemical Corp.	1,721,064	88,003
	TIS Inc.	3,079,252	87,309
	Yamaha Corp.	2,008,542	85,672
	Hankyu Hanshin Holdings Inc.	2,855,363	82,825
	Japan Real Estate Investment Corp.	17,056	82,363
	Pan Pacific International Holdings Corp.	5,252,667	81,787
	Daifuku Co. Ltd.	1,268,905	80,914
*	Tokyo Electric Power Co. Holdings Inc.	20,433,786	80,414

		Shares	Market Value ($000)
[2]	Kawasaki Kisen Kaisha Ltd.	1,086,489	80,117
	Daito Trust Construction Co. Ltd.	844,632	80,073
	Rohm Co. Ltd.	1,075,835	79,838
	Idemitsu Kosan Co. Ltd.	3,067,878	79,780
	Yamaha Motor Co. Ltd.	4,086,254	78,935
	Nippon Prologis REIT Inc.	30,333	78,881
	Tokyu Corp.	6,424,078	78,769
	Makita Corp.	3,207,700	78,391
	Kintetsu Group Holdings Co. Ltd.	2,356,282	77,868
	Sumitomo Chemical Co. Ltd.	19,803,860	77,828
	Taisei Corp.	2,424,609	77,362
	Kyowa Kirin Co. Ltd.	3,260,621	76,870
	Dai Nippon Printing Co. Ltd.	3,452,022	76,177
	Hamamatsu Photonics KK	1,675,781	76,149
	JFE Holdings Inc.	6,715,744	75,719
	Yamato Holdings Co. Ltd.	4,319,118	75,580
	T&D Holdings Inc.	6,655,962	75,332
	Fuji Electric Co. Ltd.	1,643,710	74,240
	Isuzu Motors Ltd.	6,752,739	74,068
	Nomura Real Estate Master Fund Inc.	58,901	73,791
	Japan Metropolitan Fund Investment Corp.	90,198	73,502
	GLP J-REIT	55,694	73,246
	Konami Group Corp.	1,229,324	72,660
	Lixil Corp.	3,445,326	71,302
	Aisin Corp.	2,272,287	67,484
	Daiwa House REIT Investment Corp.	27,907	67,166
	Capcom Co. Ltd.	2,366,216	65,775
	JSR Corp.	2,367,782	65,583
	Kajima Corp.	5,723,180	65,334
	Obayashi Corp.	8,849,893	65,086
	Suntory Beverage & Food Ltd.	1,647,810	65,018
	Nissin Foods Holdings Co. Ltd.	891,700	64,582
	TOTO Ltd.	1,892,073	64,448
	SBI Holdings Inc.	3,156,049	64,028
	Tobu Railway Co. Ltd.	2,666,921	63,326
	Mazda Motor Corp.	7,496,385	63,191
	Ricoh Co. Ltd.	7,824,935	62,936
	Sekisui Chemical Co. Ltd.	4,439,028	62,455
	Hirose Electric Co. Ltd.	430,111	61,792
	SUMCO Corp.	4,398,142	61,542
	Toppan Inc.	3,575,406	60,837
	MatsukiyoCocokara & Co.	1,609,180	60,756
	Kurita Water Industries Ltd.	1,437,425	58,301
	Toho Co. Ltd. (Tokyo)	1,463,370	58,112
	Brother Industries Ltd.	3,097,500	58,021
	Odakyu Electric Railway Co. Ltd.	4,027,803	57,768
	Keio Corp.	1,505,845	57,659
	Taiyo Yuden Co. Ltd.	1,610,109	57,223
	Yokogawa Electric Corp.	3,168,865	56,194
	BayCurrent Consulting Inc.	176,413	55,193
	MonotaRO Co. Ltd.	3,061,548	54,665
	CyberAgent Inc.	5,454,683	54,429
	Nippon Express Holdings Inc.	904,834	54,069
	USS Co. Ltd.	2,719,101	53,356
	Seiko Epson Corp.	3,550,733	53,341
	Rakuten Group Inc.	10,652,818	52,812
	Kobayashi Pharmaceutical Co. Ltd.	792,542	52,799
	Kobe Bussan Co. Ltd.	1,835,135	52,311

		Shares	Market Value ($000)
	Azbil Corp.	1,705,336	51,336
	Toyo Suisan Kaisha Ltd.	1,181,190	50,186
	Keisei Electric Railway Co. Ltd.	1,812,431	49,691
	NGK Insulators Ltd.	3,393,242	49,630
	Orix JREIT Inc.	34,549	49,566
	NGK Spark Plug Co. Ltd.	2,529,047	49,525
	Concordia Financial Group Ltd.	14,537,816	49,458
	Koito Manufacturing Co. Ltd.	1,498,621	49,262
	Nikon Corp.	4,214,246	48,534
	Oji Holdings Corp.	11,568,573	48,231
	Persol Holdings Co. Ltd.	2,317,815	47,983
	Tosoh Corp.	3,662,111	47,736
	Mitsui Chemicals Inc.	2,259,003	47,584
	Asahi Intecc Co. Ltd.	2,559,130	47,344
	Square Enix Holdings Co. Ltd.	1,013,082	47,007
	Ebara Corp.	1,193,234	46,744
[2]	Advance Residence Investment Corp.	16,922	46,627
	Marui Group Co. Ltd.	2,528,261	46,151
	Sojitz Corp.	3,029,904	46,044
	Nihon M&A Center Holdings Inc.	3,431,138	45,916
	GMO Payment Gateway Inc.	533,677	44,350
	Chiba Bank Ltd.	7,955,731	44,129
	IHI Corp.	1,669,335	44,017
	Hulic Co. Ltd.	5,448,647	43,699
	Kyushu Railway Co.	2,062,315	43,238
	Japan Post Bank Co. Ltd.	5,372,474	42,978
	Tokyu Fudosan Holdings Corp.	7,923,200	42,935
	Asics Corp.	2,246,504	42,804
	United Urban Investment Corp.	38,964	42,475
	Open House Group Co. Ltd.	973,100	42,452
	Japan Post Insurance Co. Ltd.	2,597,653	41,998
	Nisshin Seifun Group Inc.	3,400,802	41,862
	Otsuka Corp.	1,341,153	41,825
	Ibiden Co. Ltd.	1,408,195	41,558
	Nippon Shinyaku Co. Ltd.	669,670	41,447
	Hoshizaki Corp.	1,382,507	41,243
	Nagoya Railroad Co. Ltd.	2,553,818	41,168
	Haseko Corp.	3,363,165	40,945
	Mitsubishi HC Capital Inc.	8,289,447	40,170
	Bank of Kyoto Ltd.	942,859	40,114
	Shimizu Corp.	7,050,303	39,966
*	Hitachi Metals Ltd.	2,590,093	39,828
	Kyushu Electric Power Co. Inc.	6,067,042	39,657
	NH Foods Ltd.	1,298,252	39,333
	Shizuoka Bank Ltd.	6,489,678	39,272
	Showa Denko KK	2,328,692	39,053
*	ANA Holdings Inc.	2,065,503	38,560
	Tokyo Tatemono Co. Ltd.	2,609,976	38,438
	Rohto Pharmaceutical Co. Ltd.	1,278,604	38,325
	Fukuoka Financial Group Inc.	2,131,406	37,779
	Santen Pharmaceutical Co. Ltd.	4,661,253	37,757
	Lion Corp.	3,248,068	37,396
	Kawasaki Heavy Industries Ltd.	1,902,710	37,370
	Japan Prime Realty Investment Corp.	12,112	36,986
	SCREEN Holdings Co. Ltd.	507,715	36,743
	Isetan Mitsukoshi Holdings Ltd.	4,574,939	36,627
	Electric Power Development Co. Ltd.	2,167,347	36,569
	Kansai Paint Co. Ltd.	2,537,677	36,492

		Shares	Market Value ($000)
	Kuraray Co. Ltd.	4,495,913	36,188
	Keikyu Corp.	3,257,476	36,180
	Sega Sammy Holdings Inc.	2,084,591	35,799
	Nabtesco Corp.	1,481,209	35,499
	Rinnai Corp.	463,021	35,203
	Ito En Ltd.	746,462	35,174
	Nomura Real Estate Holdings Inc.	1,447,526	35,116
	Yamada Holdings Co. Ltd.	9,687,010	34,974
	NOF Corp.	883,079	34,941
	JGC Holdings Corp.	2,826,006	34,755
[2]	Industrial & Infrastructure Fund Investment Corp.	24,944	34,683
*,2	Skylark Holdings Co. Ltd.	2,893,521	34,524
	Tohoku Electric Power Co. Inc.	6,198,320	34,317
	Sumitomo Heavy Industries Ltd.	1,497,355	34,259
	Sekisui House Reit Inc.	54,646	34,229
	Mitsubishi Gas Chemical Co. Inc.	2,354,240	34,220
	Itochu Techno-Solutions Corp.	1,267,720	33,975
	Zensho Holdings Co. Ltd.	1,277,607	33,825
	Kose Corp.	376,422	33,600
	Amada Co. Ltd.	4,125,138	33,297
	THK Co. Ltd.	1,569,438	33,296
*	Japan Airlines Co. Ltd.	1,913,132	33,142
	Kakaku.com Inc.	1,692,013	33,141
	Koei Tecmo Holdings Co. Ltd.	947,906	33,092
	Stanley Electric Co. Ltd.	1,881,074	33,055
	TechnoPro Holdings Inc.	1,411,580	32,803
	NSK Ltd.	5,812,146	32,549
	Aozora Bank Ltd.	1,542,469	32,244
	Hakuhodo DY Holdings Inc.	3,122,757	32,120
	Keihan Holdings Co. Ltd.	1,285,762	32,080
	Nippon Accommodations Fund Inc.	6,088	31,812
	Nippon Sanso Holdings Corp.	1,876,513	31,643
	Air Water Inc.	2,343,100	31,545
[2]	Hikari Tsushin Inc.	286,232	31,539
	Miura Co. Ltd.	1,294,383	31,206
	LaSalle Logiport REIT	23,638	31,153
	Cosmo Energy Holdings Co. Ltd.	1,019,677	30,927
	ZOZO Inc.	1,426,823	30,822
	Hitachi Construction Machinery Co. Ltd.	1,392,536	30,722
	Activia Properties Inc.	9,712	30,452
	Ryohin Keikaku Co. Ltd.	3,066,943	30,442
	Iida Group Holdings Co. Ltd.	1,853,163	30,341
	Japan Hotel REIT Investment Corp.	58,286	30,248
	Denka Co. Ltd.	1,139,947	29,557
	Goldwin Inc.	473,486	29,541
	SCSK Corp.	1,670,773	29,423
	Alfresa Holdings Corp.	2,193,882	29,279
	Welcia Holdings Co. Ltd.	1,308,385	29,223
	COMSYS Holdings Corp.	1,453,937	29,210
	Kadokawa Corp.	1,197,177	29,073
	Internet Initiative Japan Inc.	712,770	28,941
	Medipal Holdings Corp.	1,915,487	28,900
	Tokyo Century Corp.	816,243	28,867
	Nankai Electric Railway Co. Ltd.	1,448,397	28,614
*	Mitsubishi Motors Corp.	8,180,003	28,502
	Japan Logistics Fund Inc.	11,685	28,080
	Toho Gas Co. Ltd.	1,165,118	28,049
	Iwatani Corp.	662,318	27,762

		Shares	Market Value ($000)
	Sumitomo Forestry Co. Ltd.	1,783,969	27,699
	Sanwa Holdings Corp.	2,556,461	27,616
*	Japan Airport Terminal Co. Ltd.	701,532	27,499
	Hitachi Transport System Ltd.	421,946	27,483
[2]	Mitsui Fudosan Logistics Park Inc.	6,988	27,446
	Shimamura Co. Ltd.	285,543	27,382
	SHO-BOND Holdings Co. Ltd.	617,403	27,317
	Alps Alpine Co. Ltd.	2,618,339	27,250
	Tsuruha Holdings Inc.	478,191	27,244
	Casio Computer Co. Ltd.	2,782,267	27,216
	J Front Retailing Co. Ltd.	3,230,603	27,197
	Seibu Holdings Inc.	2,688,853	27,180
	Mebuki Financial Group Inc.	13,323,697	26,881
	Kenedix Office Investment Corp.	4,997	26,859
	Suzuken Co. Ltd.	965,642	26,689
	Kamigumi Co. Ltd.	1,309,791	26,634
[2]	AEON REIT Investment Corp.	22,537	26,433
	Oracle Corp. Japan	423,588	26,418
	Nifco Inc.	1,084,068	26,308
	Teijin Ltd.	2,452,281	25,984
	Frontier Real Estate Investment Corp.	6,371	25,968
	Chugoku Electric Power Co. Inc.	3,953,137	25,831
	Food & Life Cos. Ltd.	1,318,364	25,691
	Credit Saison Co. Ltd.	1,995,844	25,486
	Daiwa Securities Living Investments Corp.	26,828	25,338
	Yokohama Rubber Co. Ltd.	1,723,249	25,241
	Horiba Ltd.	506,518	24,967
	Kagome Co. Ltd.	1,048,204	24,793
	Mitsubishi Materials Corp.	1,636,165	24,754
	Tokyo Ohka Kogyo Co. Ltd.	477,316	24,749
	Jeol Ltd.	544,101	24,738
	Nichirei Corp.	1,379,260	24,611
	Sohgo Security Services Co. Ltd.	877,621	24,594
[2]	Mori Hills REIT Investment Corp.	21,382	24,573
	NET One Systems Co. Ltd.	1,052,819	24,520
	Cosmos Pharmaceutical Corp.	227,407	24,449
	Kewpie Corp.	1,394,301	24,221
	Ulvac Inc.	630,448	23,807
	ADEKA Corp.	1,309,385	23,685
	Hisamitsu Pharmaceutical Co. Inc.	901,691	23,517
*	Park24 Co. Ltd.	1,669,201	23,455
	Taisho Pharmaceutical Holdings Co. Ltd.	584,940	23,291
	EXEO Group Inc.	1,384,245	23,194
	Relo Group Inc.	1,391,404	23,104
[2]	Kenedix Residential Next Investment Corp.	13,637	22,925
*	INFRONEER Holdings Inc.	3,114,939	22,865
	Zenkoku Hosho Co. Ltd.	671,769	22,854
	Mitsubishi Logistics Corp.	848,995	22,780
	Taiheiyo Cement Corp.	1,512,292	22,689
	Nishi-Nippon Railroad Co. Ltd.	1,014,629	22,392
	Lawson Inc.	629,826	22,335
	Hachijuni Bank Ltd.	5,977,327	22,253
	Fujitec Co. Ltd.	1,034,949	22,216
	JTEKT Corp.	2,991,478	22,182
*	SHIFT Inc.	141,072	22,171
	Shinko Electric Industries Co. Ltd.	859,848	22,144
[2]	Comforia Residential REIT Inc.	8,715	22,012
	Nihon Kohden Corp.	982,883	21,991

		Shares	Market Value ($000)
	Hulic Reit Inc.	17,340	21,710
	Anritsu Corp.	1,775,688	21,703
	Nagase & Co. Ltd.	1,441,727	21,686
	Toyo Seikan Group Holdings Ltd.	1,878,102	21,627
	Dowa Holdings Co. Ltd.	594,957	21,577
	Daicel Corp.	3,366,550	21,416
	Sumitomo Rubber Industries Ltd.	2,372,749	21,394
	Sankyu Inc.	641,721	21,280
	Fujikura Ltd.	3,477,239	21,021
	Konica Minolta Inc.	5,922,130	21,005
	Coca-Cola Bottlers Japan Holdings Inc.	1,832,681	20,894
	Ain Holdings Inc.	362,324	20,883
	Sugi Holdings Co. Ltd.	461,194	20,806
[2]	Aeon Mall Co. Ltd.	1,627,628	20,767
	House Foods Group Inc.	965,393	20,757
	Penta-Ocean Construction Co. Ltd.	3,776,420	20,757
	Tokai Carbon Co. Ltd.	2,565,066	20,738
[2]	Sharp Corp.	2,571,485	20,698
	Nippon Gas Co. Ltd.	1,377,748	20,686
	Pigeon Corp.	1,414,835	20,611
	NTT UD REIT Investment Corp.	17,990	20,611
	Calbee Inc.	959,800	20,597
	Ezaki Glico Co. Ltd.	704,693	20,590
	Nippon Electric Glass Co. Ltd.	1,032,778	20,562
	Mitsubishi Estate Logistics REIT Investment Corp.	5,720	20,507
	Kaneka Corp.	756,091	20,486
	Sundrug Co. Ltd.	871,025	20,432
	K's Holdings Corp.	2,015,187	20,349
	Ushio Inc.	1,471,296	20,342
	Tsumura & Co.	860,033	20,179
	UBE Corp.	1,284,807	20,117
	Invincible Investment Corp.	63,850	20,086
[2]	Mitsui High-Tec Inc.	298,895	20,077
	Kinden Corp.	1,691,490	19,970
	DIC Corp.	1,078,637	19,948
	Kobe Steel Ltd.	4,276,290	19,880
[2]	Takashimaya Co. Ltd.	1,835,587	19,719
	Ship Healthcare Holdings Inc.	1,028,569	19,657
	Yamazaki Baking Co. Ltd.	1,591,096	19,210
	Zeon Corp.	1,881,452	19,105
	Topcon Corp.	1,346,039	19,025
	Mabuchi Motor Co. Ltd.	659,839	18,911
	Japan Steel Works Ltd.	816,264	18,909
	Takara Holdings Inc.	2,311,508	18,700
	Sapporo Holdings Ltd.	828,078	18,542
	Hino Motors Ltd.	3,540,367	18,400
	Hirogin Holdings Inc.	3,976,354	18,372
	GS Yuasa Corp.	1,002,843	18,310
	Daiwa Office Investment Corp.	3,609	18,309
	Nippon Kayaku Co. Ltd.	2,173,502	18,296
	Meitec Corp.	963,457	18,163
	DMG Mori Co. Ltd.	1,350,358	18,136
	Toyo Tire Corp.	1,347,771	18,114
	Sotetsu Holdings Inc.	1,024,211	18,109
[2]	Tokyu REIT Inc.	12,354	18,061
	BIPROGY Inc.	846,259	18,059
	Kureha Corp.	236,842	18,013
	Iyo Bank Ltd.	3,710,232	18,000

		Shares	Market Value ($000)
	Pilot Corp.	466,195	17,818
	Morinaga Milk Industry Co. Ltd.	482,570	17,794
	Sankyo Co. Ltd.	564,341	17,749
	DeNA Co. Ltd.	1,199,030	17,711
	Daiseki Co. Ltd.	592,706	17,619
	Fuji Corp.	1,136,164	17,607
	Tokyo Seimitsu Co. Ltd.	504,715	17,535
	Rakus Co. Ltd.	1,231,484	17,422
	Seven Bank Ltd.	8,778,056	17,419
	Maruichi Steel Tube Ltd.	784,446	17,363
	Amano Corp.	900,572	17,327
	Daiwabo Holdings Co. Ltd.	1,196,851	17,182
	Mitsui Mining & Smelting Co. Ltd.	717,171	17,175
	Sumitomo Pharma Co. Ltd.	2,185,598	17,116
	Fancl Corp.	893,241	17,026
	Benesse Holdings Inc.	943,696	17,007
	NSD Co. Ltd.	905,073	17,001
[2]	Bic Camera Inc.	1,943,603	16,899
	Sanrio Co. Ltd.	731,451	16,863
	Toda Corp.	3,135,105	16,816
	Yamaguchi Financial Group Inc.	2,961,517	16,765
	Menicon Co. Ltd.	662,579	16,708
	Kenedix Retail REIT Corp.	7,761	16,638
	Nippon Shokubai Co. Ltd.	424,687	16,623
	H.U. Group Holdings Inc.	692,686	16,600
	Fuji Soft Inc.	271,949	16,549
	Aica Kogyo Co. Ltd.	713,917	16,542
[2]	AEON Financial Service Co. Ltd.	1,510,559	16,538
	Dexerials Corp.	610,738	16,486
	NIPPON REIT Investment Corp.	5,841	16,460
[2]	Yoshinoya Holdings Co. Ltd.	843,612	16,354
	Morinaga & Co. Ltd.	519,487	16,326
	Chugoku Bank Ltd.	2,241,028	16,297
	Rengo Co. Ltd.	2,784,843	16,286
	Sawai Group Holdings Co. Ltd.	501,731	16,276
	Katitas Co. Ltd.	641,108	16,140
	Japan Excellent Inc.	16,806	15,988
	OKUMA Corp.	402,261	15,805
	Hoshino Resorts REIT Inc.	3,223	15,786
	SMS Co. Ltd.	654,785	15,741
	Fujitsu General Ltd.	735,878	15,690
	Fuyo General Lease Co. Ltd.	254,237	15,650
	Nippon Suisan Kaisha Ltd.	3,457,420	15,565
	As One Corp.	327,969	15,561
	Sakata Seed Corp.	426,699	15,511
	Gunma Bank Ltd.	5,404,131	15,506
	Seino Holdings Co. Ltd.	1,865,368	15,472
	Toyoda Gosei Co. Ltd.	973,698	15,366
	TS Tech Co. Ltd.	1,333,687	15,208
	Citizen Watch Co. Ltd.	3,463,533	15,184
	Nisshinbo Holdings Inc.	1,901,972	15,150
	Mori Trust Sogo Reit Inc.	13,686	15,131
	Kyushu Financial Group Inc.	5,058,093	14,949
	Yamato Kogyo Co. Ltd.	436,120	14,914
*	Money Forward Inc.	573,598	14,872
	GMO internet Inc.	756,885	14,867
	Kokuyo Co. Ltd.	1,114,390	14,860
	Daiichikosho Co. Ltd.	523,846	14,859

		Shares	Market Value ($000)
*	PeptiDream Inc.	1,181,440	14,794
	Hazama Ando Corp.	2,196,499	14,786
	Asahi Holdings Inc.	967,256	14,763
	ABC-Mart Inc.	345,771	14,643
	Resorttrust Inc.	881,378	14,490
	Canon Marketing Japan Inc.	613,197	14,400
	Inaba Denki Sangyo Co. Ltd.	682,849	14,238
	OSG Corp.	1,037,047	14,233
	NHK Spring Co. Ltd.	2,084,149	14,203
	Furukawa Electric Co. Ltd.	810,362	14,165
	Sumitomo Bakelite Co. Ltd.	434,703	14,070
	MIRAIT ONE Corp.	1,126,168	14,066
	Yaoko Co. Ltd.	287,495	13,981
	Nipro Corp.	1,592,094	13,962
	Daido Steel Co. Ltd.	464,002	13,849
[2]	Colowide Co. Ltd.	936,716	13,738
	Hitachi Zosen Corp.	2,184,320	13,670
	Mizuho Leasing Co. Ltd.	546,507	13,606
	Justsystems Corp.	439,742	13,576
	FP Corp.	602,699	13,570
	Kotobuki Spirits Co. Ltd.	248,009	13,556
	Central Glass Co. Ltd.	550,124	13,548
	DTS Corp.	533,276	13,547
	Shoei Co. Ltd.	315,129	13,533
	JCR Pharmaceuticals Co. Ltd.	727,595	13,518
	JAFCO Group Co. Ltd.	990,786	13,474
	NOK Corp.	1,499,815	13,468
	Maruwa Co. Ltd.	104,730	13,458
	Heiwa Real Estate REIT Inc.	11,960	13,388
	Nichias Corp.	742,305	13,246
	Tomy Co. Ltd.	1,194,511	13,238
	Duskin Co. Ltd.	578,168	13,044
	PALTAC Corp.	415,866	13,037
	Toei Co. Ltd.	90,724	13,013
	Shiga Bank Ltd.	632,125	12,868
*	Shochiku Co. Ltd.	133,666	12,862
	Macnica Holdings Inc.	628,182	12,822
	Nikkon Holdings Co. Ltd.	695,042	12,782
	Heiwa Real Estate Co. Ltd.	424,040	12,767
	Benefit One Inc.	785,901	12,765
	OBIC Business Consultants Co. Ltd.	373,997	12,759
	Tokuyama Corp.	941,990	12,735
	Kaken Pharmaceutical Co. Ltd.	431,831	12,608
	Acom Co. Ltd.	5,030,581	12,585
	77 Bank Ltd.	941,084	12,578
	Pola Orbis Holdings Inc.	1,022,987	12,539
	Digital Garage Inc.	431,006	12,523
	Toagosei Co. Ltd.	1,611,036	12,508
	NS Solutions Corp.	422,527	12,433
[2]	Shinsei Bank Ltd.	821,914	12,433
*	Sansan Inc.	1,231,776	12,388
	Izumi Co. Ltd.	526,544	12,342
	NEC Networks & System Integration Corp.	893,671	12,336
	Kyoritsu Maintenance Co. Ltd.	319,973	12,324
	Systena Corp.	3,587,320	12,302
	Wacom Co. Ltd.	1,852,591	12,155
	Wacoal Holdings Corp.	743,789	12,063
	Lintec Corp.	678,114	11,922

		Shares	Market Value ($000)
	Toyota Boshoku Corp.	805,445	11,910
	Shikoku Electric Power Co. Inc.	2,013,215	11,893
	Glory Ltd.	715,177	11,875
	Outsourcing Inc.	1,319,307	11,868
	Daio Paper Corp.	1,104,185	11,823
	Kanematsu Corp.	1,115,587	11,629
	Kyudenko Corp.	530,113	11,539
	Fujimi Inc.	256,924	11,444
	CKD Corp.	792,526	11,255
*,2	RENOVA Inc.	592,520	11,203
	Nippon Soda Co. Ltd.	353,726	11,183
	Aiful Corp.	3,809,110	11,169
	Heiwa Corp.	715,493	11,169
	Fukuoka REIT Corp.	8,596	11,155
	Japan Material Co. Ltd.	751,632	11,153
	Nishi-Nippon Financial Holdings Inc.	1,994,260	11,127
	CRE Logistics REIT Inc.	7,209	11,032
	Toho Holdings Co. Ltd.	715,273	10,954
	Nishimatsu Construction Co. Ltd.	365,594	10,951
	Tadano Ltd.	1,503,750	10,928
	Japan Elevator Service Holdings Co. Ltd.	913,062	10,927
	Sumitomo Warehouse Co. Ltd.	689,389	10,880
	Sumitomo Osaka Cement Co. Ltd.	411,665	10,878
	Hanwa Co. Ltd.	497,113	10,872
[2]	Toridoll Holdings Corp.	555,750	10,796
	Fuji Oil Holdings Inc.	629,523	10,743
	Descente Ltd.	500,337	10,674
[2]	DCM Holdings Co. Ltd.	1,359,677	10,640
	Hokkoku Financial Holdings Inc.	304,478	10,601
	Hokuhoku Financial Group Inc.	1,638,641	10,589
	Kumagai Gumi Co. Ltd.	496,571	10,565
	Tokyo Steel Manufacturing Co. Ltd.	1,025,385	10,548
	Toshiba TEC Corp.	318,032	10,499
	Daishi Hokuetsu Financial Group Inc.	543,699	10,492
	EDION Corp.	1,110,152	10,467
[2]	Ichigo Office REIT Investment Corp.	16,188	10,410
	Nextage Co. Ltd.	469,161	10,377
	Global One Real Estate Investment Corp.	12,504	10,321
	Japan Petroleum Exploration Co. Ltd.	390,914	10,315
	Japan Aviation Electronics Industry Ltd.	603,134	10,302
	Takara Bio Inc.	633,031	10,230
[2]	Create Restaurants Holdings Inc.	1,342,283	10,223
	Sanken Electric Co. Ltd.	264,674	10,203
	Takuma Co. Ltd.	958,258	10,138
	Information Services International-Dentsu Ltd.	301,295	10,131
	Tsubakimoto Chain Co.	423,911	10,090
*	NTN Corp.	5,430,365	10,080
	Ariake Japan Co. Ltd.	251,723	10,033
	Okumura Corp.	450,004	10,004
	SOSiLA Logistics REIT Inc.	8,490	9,805
	TOKAI Holdings Corp.	1,465,592	9,775
	Okamura Corp.	978,374	9,764
	Takasago Thermal Engineering Co. Ltd.	766,974	9,755
	Jaccs Co. Ltd.	340,606	9,742
	Transcosmos Inc.	342,566	9,719
*,2	Atom Corp.	1,582,103	9,713
	Senko Group Holdings Co. Ltd.	1,397,794	9,675
	Star Asia Investment Corp.	21,650	9,673

		Shares	Market Value ($000)
	Milbon Co. Ltd.	239,779	9,670
	San-In Godo Bank Ltd.	1,901,771	9,664
	Taiyo Holdings Co. Ltd.	447,290	9,646
	Mani Inc.	812,669	9,623
	Nippon Light Metal Holdings Co. Ltd.	799,729	9,564
	Itoham Yonekyu Holdings Inc.	1,905,113	9,548
	Inabata & Co. Ltd.	524,302	9,515
	Fuji Kyuko Co. Ltd.	307,789	9,445
	Mixi Inc.	535,547	9,427
	Infomart Corp.	2,669,559	9,423
	Nojima Corp.	428,868	9,407
	Noevir Holdings Co. Ltd.	211,515	9,395
	Hokuetsu Corp.	1,781,266	9,393
	Round One Corp.	830,151	9,356
	Makino Milling Machine Co. Ltd.	273,848	9,323
	Toyobo Co. Ltd.	1,198,678	9,317
	Paramount Bed Holdings Co. Ltd.	501,526	9,297
	BeNext-Yumeshin Group Co.	773,786	9,286
	Kumiai Chemical Industry Co. Ltd.	1,229,017	9,193
	Kohnan Shoji Co. Ltd.	327,418	9,181
[2]	Joyful Honda Co. Ltd.	775,737	9,178
	Hokuriku Electric Power Co.	2,243,237	9,142
	Raito Kogyo Co. Ltd.	617,941	9,116
	Hankyu Hanshin REIT Inc.	7,894	9,100
	Maruha Nichiro Corp.	484,418	9,040
	Hokkaido Electric Power Co. Inc.	2,339,750	8,987
	Nippon Paper Industries Co. Ltd.	1,233,977	8,949
*,2	W-Scope Corp.	631,858	8,922
	Fukuyama Transporting Co. Ltd.	381,994	8,921
	Matsui Securities Co. Ltd.	1,475,942	8,920
	KH Neochem Co. Ltd.	466,931	8,917
	TKC Corp.	338,581	8,896
	H2O Retailing Corp.	1,182,197	8,891
	Kandenko Co. Ltd.	1,428,795	8,870
	Taikisha Ltd.	356,767	8,831
	Autobacs Seven Co. Ltd.	828,088	8,729
[2]	Tokai Tokyo Financial Holdings Inc.	3,074,778	8,708
	Seiren Co. Ltd.	570,074	8,708
	Kusuri no Aoki Holdings Co. Ltd.	209,135	8,702
	Daihen Corp.	275,892	8,691
	Nihon Parkerizing Co. Ltd.	1,201,746	8,659
	Takeuchi Manufacturing Co. Ltd.	447,718	8,652
	MOS Food Services Inc.	334,924	8,614
	Seiko Holdings Corp.	388,039	8,566
	GungHo Online Entertainment Inc.	436,856	8,524
	Kiyo Bank Ltd.	771,669	8,476
	Sangetsu Corp.	700,000	8,433
	Starts Corp. Inc.	386,010	8,379
	Monex Group Inc.	2,368,960	8,359
*,2	Royal Holdings Co. Ltd.	508,204	8,238
	Advance Logistics Investment Corp.	7,129	8,219
	eRex Co. Ltd.	453,704	8,208
	Juroku Financial Group Inc.	436,771	8,198
	Meidensha Corp.	529,217	8,191
	Mochida Pharmaceutical Co. Ltd.	333,305	8,183
	ZERIA Pharmaceutical Co. Ltd.	495,164	8,146
	Hosiden Corp.	723,145	8,051
	BML Inc.	271,928	8,043

		Shares	Market Value ($000)
	Sanki Engineering Co. Ltd.	641,893	7,999
*,2	HIS Co. Ltd.	526,733	7,992
	KYORIN Holdings Inc.	587,062	7,975
	Ohsho Food Service Corp.	152,051	7,967
	Hogy Medical Co. Ltd.	302,124	7,965
	Kissei Pharmaceutical Co. Ltd.	374,433	7,938
	Orient Corp.	7,766,600	7,895
	Rorze Corp.	122,314	7,870
	KOMEDA Holdings Co. Ltd.	458,967	7,866
	Idec Corp.	352,313	7,862
	Toyo Ink SC Holdings Co. Ltd.	536,244	7,816
	Nichicon Corp.	808,302	7,755
[2]	Snow Peak Inc.	385,379	7,740
	Trusco Nakayama Corp.	542,566	7,721
	Earth Corp.	190,372	7,641
	Mirai Corp.	20,018	7,613
	Ichibanya Co. Ltd.	212,718	7,591
	Nisshin Oillio Group Ltd.	310,812	7,569
	Elecom Co. Ltd.	591,172	7,566
	JCU Corp.	281,760	7,554
	Megmilk Snow Brand Co. Ltd.	542,410	7,552
	Tokai Rika Co. Ltd.	683,655	7,524
	Create SD Holdings Co. Ltd.	323,056	7,483
	Komeri Co. Ltd.	369,027	7,425
	Nippn Corp.	614,407	7,409
	Nishimatsuya Chain Co. Ltd.	596,663	7,366
[2]	Arcs Co. Ltd.	461,814	7,360
	SKY Perfect JSAT Holdings Inc.	1,746,180	7,316
[2]	Nagawa Co. Ltd.	117,600	7,275
	Nippon Steel Trading Corp.	186,970	7,269
*,2	euglena Co. Ltd.	1,033,091	7,259
	Toho Titanium Co. Ltd.	426,674	7,191
	Funai Soken Holdings Inc.	405,929	7,156
	ASKUL Corp.	535,606	7,066
	eGuarantee Inc.	401,065	7,039
	San-A Co. Ltd.	223,433	7,020
	Nissin Electric Co. Ltd.	610,776	7,018
	dip Corp.	260,244	6,991
	UT Group Co. Ltd.	356,429	6,941
	Nichiha Corp.	335,935	6,940
	Riken Keiki Co. Ltd.	222,417	6,936
	Valor Holdings Co. Ltd.	491,055	6,924
	Awa Bank Ltd.	457,527	6,920
	Saizeriya Co. Ltd.	339,604	6,904
	Nomura Co. Ltd.	1,033,157	6,857
[2]	Fuji Co. Ltd.	418,337	6,840
	Nitto Kogyo Corp.	347,474	6,766
	Suruga Bank Ltd.	2,410,421	6,756
	Japan Lifeline Co. Ltd.	903,474	6,741
	Sumitomo Mitsui Construction Co. Ltd.	1,981,503	6,735
[2]	Daiho Corp.	208,605	6,704
	Mitsui-Soko Holdings Co. Ltd.	287,276	6,700
	Comture Corp.	296,144	6,688
	Zojirushi Corp.	601,235	6,675
	Nachi-Fujikoshi Corp.	239,269	6,665
	Nitto Boseki Co. Ltd.	366,315	6,664
	Towa Pharmaceutical Co. Ltd.	347,971	6,620
	One REIT Inc.	3,158	6,565

		Shares	Market Value ($000)
	Eizo Corp.	234,185	6,550
	Fuso Chemical Co. Ltd.	253,205	6,491
	Nissha Co. Ltd.	550,332	6,479
	Prima Meat Packers Ltd.	379,504	6,468
	TBS Holdings Inc.	504,848	6,465
	Hyakugo Bank Ltd.	2,626,949	6,451
	SAMTY Co. Ltd.	414,937	6,431
	Tocalo Co. Ltd.	667,644	6,420
	Shibaura Machine Co. Ltd.	299,121	6,403
	Oki Electric Industry Co. Ltd.	1,106,248	6,392
	Mitsuboshi Belting Ltd.	263,361	6,391
	Token Corp.	95,538	6,380
	Shima Seiki Manufacturing Ltd.	378,937	6,352
	Organo Corp.	90,762	6,350
	Japan Securities Finance Co. Ltd.	1,021,383	6,336
[2]	Kura Sushi Inc.	260,755	6,330
	Okinawa Electric Power Co. Inc.	622,933	6,318
	Kanamoto Co. Ltd.	409,693	6,308
	Meiko Electronics Co. Ltd.	261,612	6,307
	Nippon Kanzai Co. Ltd.	310,003	6,306
	Fuji Seal International Inc.	543,563	6,298
	Ogaki Kyoritsu Bank Ltd.	480,705	6,298
*	Leopalace21 Corp.	2,997,587	6,285
	S-Pool Inc.	756,707	6,265
	UACJ Corp.	368,538	6,253
[2]	Change Inc.	412,071	6,242
	Optex Group Co. Ltd.	400,429	6,231
	en Japan Inc.	395,988	6,223
	Totetsu Kogyo Co. Ltd.	347,232	6,214
	Musashi Seimitsu Industry Co. Ltd.	576,565	6,202
	Maxell Ltd.	590,365	6,175
	Eiken Chemical Co. Ltd.	415,899	6,152
	Maeda Kosen Co. Ltd.	262,897	6,143
	Star Micronics Co. Ltd.	473,974	6,142
	Kato Sangyo Co. Ltd.	247,102	6,123
	Mandom Corp.	500,561	6,111
*,2	Chiyoda Corp.	1,981,198	6,097
	Digital Arts Inc.	123,172	6,097
	North Pacific Bank Ltd.	3,522,551	6,061
	Maruwa Unyu Kikan Co. Ltd.	526,886	6,047
[2]	United Super Markets Holdings Inc.	746,105	6,044
*	Japan Display Inc.	12,575,253	6,039
	Kameda Seika Co. Ltd.	169,736	6,024
	MCJ Co. Ltd.	848,457	6,019
	Ichigo Inc.	2,661,291	6,011
	T Hasegawa Co. Ltd.	261,971	6,007
	Tokyotokeiba Co. Ltd.	193,662	5,999
	KYB Corp.	257,361	5,984
	Nippon Densetsu Kogyo Co. Ltd.	439,086	5,984
	Takara Leben Real Estate Investment Corp.	6,873	5,983
	Yodogawa Steel Works Ltd.	333,191	5,977
	Koa Corp.	370,066	5,965
	Japan Wool Textile Co. Ltd.	759,312	5,921
	Showa Sangyo Co. Ltd.	310,541	5,911
[2]	Gree Inc.	926,538	5,908
	Tri Chemical Laboratories Inc.	346,534	5,902
	Toyo Construction Co. Ltd.	903,002	5,891
	Shinmaywa Industries Ltd.	733,914	5,873

		Shares	Market Value ($000)
	Max Co. Ltd.	457,919	5,860
	Financial Products Group Co. Ltd.	749,985	5,855
	Fuji Media Holdings Inc.	668,566	5,819
	Nanto Bank Ltd.	381,816	5,812
	Gunze Ltd.	199,341	5,809
	Iriso Electronics Co. Ltd.	257,547	5,797
	Iino Kaiun Kaisha Ltd.	1,078,213	5,751
	Heiwado Co. Ltd.	380,968	5,730
[2]	Ringer Hut Co. Ltd.	326,038	5,716
	Hioki EE Corp.	113,505	5,705
	Insource Co. Ltd.	269,496	5,703
	Osaka Soda Co. Ltd.	222,506	5,687
	Takara Standard Co. Ltd.	566,851	5,676
	Simplex Holdings Inc.	378,000	5,644
	Monogatari Corp.	127,594	5,619
	S Foods Inc.	244,494	5,618
	Future Corp.	463,344	5,613
	Yuasa Trading Co. Ltd.	206,166	5,598
	JINS Holdings Inc.	195,239	5,591
	Nippon Signal Co. Ltd.	755,395	5,577
	Yamazen Corp.	737,009	5,572
	Ai Holdings Corp.	439,731	5,567
	Mitsubishi Shokuhin Co. Ltd.	213,624	5,555
	Exedy Corp.	425,167	5,536
	Mitsubishi Logisnext Co. Ltd.	828,434	5,514
	Yokogawa Bridge Holdings Corp.	380,704	5,502
	Strike Co. Ltd.	186,829	5,487
	Senshu Ikeda Holdings Inc.	3,521,641	5,485
	Tokyo Kiraboshi Financial Group Inc.	332,468	5,478
	San-Ai Obbli Co. Ltd.	679,938	5,473
	Aeon Delight Co. Ltd.	250,952	5,431
	Mitsubishi Pencil Co. Ltd.	507,146	5,404
	Tsugami Corp.	585,819	5,391
	Prestige International Inc.	1,035,176	5,388
	Megachips Corp.	214,621	5,377
[2]	Hiday Hidaka Corp.	324,830	5,273
	Roland Corp.	162,510	5,267
	Kisoji Co. Ltd.	306,895	5,253
	Life Corp.	270,616	5,246
[2]	PHC Holdings Corp.	427,100	5,239
	Kitz Corp.	976,788	5,159
	Sanyo Chemical Industries Ltd.	142,747	5,157
	Adastria Co. Ltd.	343,310	5,156
	Noritake Co. Ltd.	161,074	5,155
	Kaga Electronics Co. Ltd.	211,380	5,151
	Anicom Holdings Inc.	1,002,040	5,145
	Aeon Hokkaido Corp.	644,813	5,124
	Shizuoka Gas Co. Ltd.	719,009	5,102
	Riso Kagaku Corp.	277,867	5,089
	Musashino Bank Ltd.	381,112	5,074
	Bell System24 Holdings Inc.	437,304	5,071
	DyDo Group Holdings Inc.	131,655	5,029
	Procrea Holdings Inc.	326,213	5,016
*,2	Raksul Inc.	301,703	5,009
	Ricoh Leasing Co. Ltd.	185,926	4,996
	Sekisui Jushi Corp.	380,647	4,975
*,2	OSAKA Titanium Technologies Co. Ltd.	237,173	4,959
	Arata Corp.	160,412	4,959

		Shares	Market Value ($000)
	Fujimori Kogyo Co. Ltd.	185,366	4,951
	Giken Ltd.	199,350	4,951
[2]	Shoei Foods Corp.	166,537	4,948
	Okasan Securities Group Inc.	1,933,593	4,941
	Bunka Shutter Co. Ltd.	635,837	4,936
	Morita Holdings Corp.	486,822	4,934
	FCC Co. Ltd.	462,909	4,929
[2]	Nikkiso Co. Ltd.	793,739	4,928
	Noritz Corp.	435,973	4,883
	Nitta Corp.	221,522	4,874
	Okamoto Industries Inc.	163,490	4,852
	TRE Holdings Corp.	413,600	4,843
	Yellow Hat Ltd.	367,984	4,814
	Keiyo Bank Ltd.	1,349,342	4,813
	SBS Holdings Inc.	228,753	4,802
	Avex Inc.	416,497	4,775
	Aida Engineering Ltd.	691,969	4,763
	PAL GROUP Holdings Co. Ltd.	278,141	4,757
	Elan Corp.	536,080	4,750
	Shibuya Corp.	253,452	4,746
	Noritsu Koki Co. Ltd.	264,430	4,736
	Sankei Real Estate Inc.	6,265	4,726
	Sanyo Special Steel Co. Ltd.	309,264	4,720
	Chudenko Corp.	292,116	4,691
	Raiznext Corp.	508,533	4,678
*	M&A Capital Partners Co. Ltd.	166,669	4,671
	Ryosan Co. Ltd.	276,999	4,666
	FULLCAST Holdings Co. Ltd.	261,673	4,631
	Base Co. Ltd.	100,245	4,618
	Itochu Enex Co. Ltd.	572,274	4,607
	Shin-Etsu Polymer Co. Ltd.	444,401	4,606
	Bank of Nagoya Ltd.	202,067	4,600
*,2	Management Solutions Co. Ltd.	196,290	4,574
	Belc Co. Ltd.	110,496	4,569
	United Arrows Ltd.	344,934	4,569
	Maruzen Showa Unyu Co. Ltd.	184,650	4,550
[2]	Tamura Corp.	976,920	4,546
	Pacific Industrial Co. Ltd.	586,708	4,528
	Nagaileben Co. Ltd.	296,283	4,515
	Keiyo Co. Ltd.	608,641	4,511
	Sakai Moving Service Co. Ltd.	121,322	4,508
[2]	Nippon Carbon Co. Ltd.	146,625	4,505
	Sanyo Denki Co. Ltd.	108,248	4,496
	Starts Proceed Investment Corp.	2,322	4,496
	RS Technologies Co. Ltd.	95,534	4,493
	METAWATER Co. Ltd.	300,291	4,489
	Axial Retailing Inc.	174,733	4,484
	GLOBERIDE Inc.	260,122	4,459
	Piolax Inc.	297,088	4,442
	Sato Holdings Corp.	294,891	4,414
	Infocom Corp.	274,381	4,410
	Tokyu Construction Co. Ltd.	928,116	4,402
	Nishio Rent All Co. Ltd.	201,934	4,366
	Toa Corp.	223,624	4,365
	Relia Inc.	522,157	4,355
	Chugoku Marine Paints Ltd.	658,082	4,350
	Towa Corp.	319,158	4,349
	Aichi Bank Ltd.	105,451	4,333

		Shares	Market Value ($000)
	Kanematsu Electronics Ltd.	137,703	4,325
	Zuken Inc.	168,895	4,311
	ValueCommerce Co. Ltd.	207,007	4,308
	Weathernews Inc.	73,562	4,297
	Wakita & Co. Ltd.	518,262	4,296
	Argo Graphics Inc.	165,330	4,292
[2]	IDOM Inc.	705,517	4,289
[2]	Samty Residential Investment Corp.	4,478	4,271
	Hamakyorex Co. Ltd.	177,346	4,257
	Yokowo Co. Ltd.	287,630	4,255
	LITALICO Inc.	224,444	4,255
	Topre Corp.	547,098	4,238
	Doutor Nichires Holdings Co. Ltd.	339,101	4,238
	Restar Holdings Corp.	289,277	4,235
	Okinawa Financial Group Inc.	252,307	4,235
	Nippon Pillar Packing Co. Ltd.	208,500	4,233
	Uchida Yoko Co. Ltd.	111,903	4,218
	Micronics Japan Co. Ltd.	438,784	4,214
[2]	KFC Holdings Japan Ltd.	190,506	4,211
	Mizuno Corp.	223,594	4,199
	MARUKA FURUSATO Corp.	192,700	4,194
	Yonex Co. Ltd.	467,423	4,187
	TOMONY Holdings Inc.	1,768,038	4,184
	Toyo Tanso Co. Ltd.	183,543	4,177
	KeePer Technical Laboratory Co. Ltd.	154,784	4,158
	Trancom Co. Ltd.	75,076	4,149
	Nippon Denko Co. Ltd.	1,529,667	4,144
	Plenus Co. Ltd.	277,095	4,144
	Kanto Denka Kogyo Co. Ltd.	604,137	4,143
	TechMatrix Corp.	297,281	4,139
*,2	Oisix ra daichi Inc.	307,266	4,130
	Nippon Koei Co. Ltd.	157,148	4,104
	Tamron Co. Ltd.	189,853	4,104
	Oiles Corp.	336,689	4,047
	Kyokuto Kaihatsu Kogyo Co. Ltd.	369,855	4,039
	Arcland Sakamoto Co. Ltd.	347,070	4,034
	Keihanshin Building Co. Ltd.	408,811	4,022
	Direct Marketing MiX Inc.	258,068	4,018
	YA-MAN Ltd.	341,488	3,988
[2]	Intage Holdings Inc.	367,274	3,970
	VT Holdings Co. Ltd.	1,088,028	3,965
	Broadleaf Co. Ltd.	1,117,268	3,951
[2]	Mitani Sekisan Co. Ltd.	132,600	3,935
	Taihei Dengyo Kaisha Ltd.	171,571	3,928
	Aoyama Trading Co. Ltd.	592,137	3,919
	Retail Partners Co. Ltd.	427,980	3,915
	Katakura Industries Co. Ltd.	254,766	3,910
	Nippon Seiki Co. Ltd.	607,726	3,901
	Nippon Ceramic Co. Ltd.	247,340	3,892
	YAMABIKO Corp.	428,048	3,888
	Saibu Gas Holdings Co. Ltd.	279,097	3,879
	Konoike Transport Co. Ltd.	399,532	3,878
	NS United Kaiun Kaisha Ltd.	128,659	3,873
	SWCC Showa Holdings Co. Ltd.	289,328	3,860
	Hyakujushi Bank Ltd.	300,764	3,850
	Kurabo Industries Ltd.	249,534	3,828
	Japan Pulp & Paper Co. Ltd.	122,036	3,818
	Geo Holdings Corp.	361,120	3,815

		Shares	Market Value ($000)
	Hirata Corp.	106,366	3,814
	Curves Holdings Co. Ltd.	699,785	3,809
	Sodick Co. Ltd.	606,843	3,796
	Pasona Group Inc.	246,541	3,791
	Fukushima Galilei Co. Ltd.	137,809	3,789
	Osaka Organic Chemical Industry Ltd.	200,255	3,763
	Mitsuuroko Group Holdings Co. Ltd.	524,256	3,747
	Torii Pharmaceutical Co. Ltd.	150,494	3,726
	Toho Bank Ltd.	2,312,923	3,722
	Shin Nippon Biomedical Laboratories Ltd.	240,395	3,720
	Matsuyafoods Holdings Co. Ltd.	121,843	3,714
	Tsurumi Manufacturing Co. Ltd.	241,605	3,711
	Sakata INX Corp.	498,741	3,704
	Ki-Star Real Estate Co. Ltd.	101,200	3,703
	Roland DG Corp.	145,745	3,697
	Furukawa Co. Ltd.	397,217	3,692
	Tsubaki Nakashima Co. Ltd.	518,205	3,691
	Solasto Corp.	574,455	3,688
	Torishima Pump Manufacturing Co. Ltd.	362,155	3,659
[2]	J Trust Co. Ltd.	999,145	3,657
	Shikoku Chemicals Corp.	384,185	3,638
	Nippon Television Holdings Inc.	389,766	3,630
	Nissan Shatai Co. Ltd.	737,994	3,616
	Sagami Holdings Corp.	400,041	3,594
	ARTERIA Networks Corp.	376,190	3,593
	TOC Co. Ltd.	600,791	3,587
[2]	Carta Holdings Inc.	248,600	3,585
[2]	Aruhi Corp.	445,927	3,577
	EM Systems Co. Ltd.	428,991	3,560
	Nohmi Bosai Ltd.	256,173	3,557
	Yondoshi Holdings Inc.	260,544	3,546
	Press Kogyo Co. Ltd.	1,146,469	3,533
	Tosei Corp.	365,033	3,506
	Daiki Aluminium Industry Co. Ltd.	374,552	3,492
*	Nippon Sheet Glass Co. Ltd.	1,196,575	3,490
	Konishi Co. Ltd.	283,586	3,467
	Ishihara Sangyo Kaisha Ltd.	437,286	3,457
[2]	Pharma Foods International Co. Ltd.	311,948	3,452
	Valqua Ltd.	166,822	3,438
	Teikoku Sen-I Co. Ltd.	269,231	3,413
*	Matsuya Co. Ltd.	496,137	3,405
	Yamagata Bank Ltd.	494,100	3,404
	Pacific Metals Co. Ltd.	182,078	3,402
[2]	Obara Group Inc.	150,618	3,400
[2]	Koshidaka Holdings Co. Ltd.	603,831	3,395
	Yokorei Co. Ltd.	497,664	3,394
	Alconix Corp.	343,118	3,389
[2]	Midac Holdings Co. Ltd.	152,790	3,389
	WingArc1st Inc.	227,100	3,379
*	Nippon Chemi-Con Corp.	256,335	3,354
	T-Gaia Corp.	273,037	3,352
	Bando Chemical Industries Ltd.	458,207	3,329
	Belluna Co. Ltd.	567,197	3,315
	Fujibo Holdings Inc.	126,085	3,310
	Usen-Next Holdings Co. Ltd.	211,342	3,310
[2]	Alpen Co. Ltd.	211,802	3,309
	Sinfonia Technology Co. Ltd.	303,814	3,307
	Shin Nippon Air Technologies Co. Ltd.	231,114	3,295

		Shares	Market Value ($000)
	Takasago International Corp.	169,805	3,294
	Nippon Thompson Co. Ltd.	821,199	3,293
	Hokuto Corp.	226,314	3,284
	TV Asahi Holdings Corp.	292,209	3,282
	Hosokawa Micron Corp.	159,548	3,279
	Macromill Inc.	471,948	3,270
	Honeys Holdings Co. Ltd.	338,270	3,256
[2]	Daisyo Corp.	361,093	3,248
	Fujicco Co. Ltd.	223,597	3,242
	Qol Holdings Co. Ltd.	288,232	3,242
	Ines Corp.	265,665	3,235
*	MedPeer Inc.	194,933	3,228
	Chofu Seisakusho Co. Ltd.	230,681	3,224
	Komori Corp.	523,894	3,196
	Mimasu Semiconductor Industry Co. Ltd.	198,981	3,191
	Siix Corp.	436,335	3,182
	Alpha Systems Inc.	85,528	3,158
	Nittetsu Mining Co. Ltd.	77,664	3,156
	ESPEC Corp.	227,946	3,149
	COLOPL Inc.	624,774	3,149
	Doshisha Co. Ltd.	262,243	3,116
*	Vision Inc.	355,185	3,116
	Daiichi Jitsugyo Co. Ltd.	123,801	3,113
[2]	Ryoyo Electro Corp.	184,891	3,113
	Asahi Diamond Industrial Co. Ltd.	639,245	3,109
[2]	JP-Holdings Inc.	1,611,102	3,106
	Nippon Yakin Kogyo Co. Ltd.	183,795	3,098
	Tsukishima Kikai Co. Ltd.	454,677	3,095
	Miroku Jyoho Service Co. Ltd.	273,401	3,094
	Marudai Food Co. Ltd.	261,757	3,092
[2]	Tama Home Co. Ltd.	166,152	3,090
[2]	GMO GlobalSign Holdings KK	68,742	3,088
	Pressance Corp.	260,431	3,072
	MEC Co. Ltd.	169,870	3,071
	Joshin Denki Co. Ltd.	202,914	3,058
	Kyoei Steel Ltd.	275,235	3,052
	Unipres Corp.	484,956	3,050
	TPR Co. Ltd.	322,944	3,036
	Tokyo Electron Device Ltd.	76,684	3,034
	Sumitomo Densetsu Co. Ltd.	151,068	3,032
	Takara Leben Co. Ltd.	1,086,539	3,018
	Oyo Corp.	225,820	3,009
	Sun Frontier Fudousan Co. Ltd.	358,327	3,004
	Arcland Service Holdings Co. Ltd.	187,534	3,000
[2]	Computer Engineering & Consulting Ltd.	324,364	2,993
	Komatsu Matere Co. Ltd.	377,472	2,993
[2]	Tanseisha Co. Ltd.	495,032	2,992
	Union Tool Co.	117,420	2,986
	Sintokogio Ltd.	541,153	2,972
*	Atrae Inc.	205,534	2,965
	Nippon Road Co. Ltd.	58,138	2,960
	Senshu Electric Co. Ltd.	75,000	2,937
	Mori Trust Hotel Reit Inc.	3,045	2,929
	Sinko Industries Ltd.	228,353	2,895
	Shindengen Electric Manufacturing Co. Ltd.	109,671	2,889
	SRA Holdings	130,431	2,881
	Tachi-S Co. Ltd.	323,170	2,878
[2]	Fujio Food Group Inc.	280,380	2,877

		Shares	Market Value ($000)
[2]	I'll Inc.	231,455	2,875
	Hakuto Co. Ltd.	148,359	2,872
	Sanyo Electric Railway Co. Ltd.	169,118	2,860
	Vector Inc.	312,389	2,851
	Yamanashi Chuo Bank Ltd.	330,110	2,833
	JAC Recruitment Co. Ltd.	191,726	2,830
	Miyazaki Bank Ltd.	178,522	2,827
	Mitsui DM Sugar Holdings Co. Ltd.	197,954	2,825
	Nissei ASB Machine Co. Ltd.	101,673	2,819
	Tenma Corp.	161,144	2,818
	Goldcrest Co. Ltd.	205,988	2,802
*,2	Kappa Create Co. Ltd.	250,961	2,782
	Cybozu Inc.	321,617	2,779
*,2	Net Protections Holdings Inc.	587,400	2,774
	Hibiya Engineering Ltd.	190,725	2,771
	JVCKenwood Corp.	2,145,056	2,766
	Toho Zinc Co. Ltd.	169,343	2,754
	Warabeya Nichiyo Holdings Co. Ltd.	164,122	2,733
	Meisei Industrial Co. Ltd.	510,708	2,731
	Ryobi Ltd.	324,448	2,731
	Softcreate Holdings Corp.	87,913	2,729
	San ju San Financial Group Inc.	256,346	2,720
	Airtrip Corp.	146,312	2,717
	Onward Holdings Co. Ltd.	1,426,025	2,711
	Canon Electronics Inc.	216,332	2,708
[2]	Fixstars Corp.	302,715	2,703
	Bank of the Ryukyus Ltd.	445,853	2,701
	Fujiya Co. Ltd.	150,183	2,700
[2]	Daikokutenbussan Co. Ltd.	65,533	2,691
	Kyokuyo Co. Ltd.	98,768	2,689
	Tokai Corp.	200,501	2,686
	Marvelous Inc.	515,289	2,682
	Cawachi Ltd.	165,362	2,673
	Ehime Bank Ltd.	407,256	2,665
	Sinanen Holdings Co. Ltd.	96,369	2,655
[2]	HI-LEX Corp.	314,798	2,651
	Hoosiers Holdings Co. Ltd.	432,008	2,647
	Zenrin Co. Ltd.	380,449	2,646
	Daiken Corp.	180,510	2,645
	Takamatsu Construction Group Co. Ltd.	164,164	2,624
	Fukui Bank Ltd.	256,255	2,622
	Tokushu Tokai Paper Co. Ltd.	109,688	2,612
	DKK Co. Ltd.	139,794	2,611
*,2	SRE Holdings Corp.	125,469	2,601
	Daikyonishikawa Corp.	618,938	2,599
	Seikagaku Corp.	400,660	2,598
	Riso Kyoiku Co. Ltd.	1,104,682	2,588
	Bank of Iwate Ltd.	173,363	2,585
[2]	ES-Con Japan Ltd.	405,665	2,570
	Tochigi Bank Ltd.	1,141,380	2,563
	Anest Iwata Corp.	349,358	2,556
	Daito Pharmaceutical Co. Ltd.	128,656	2,555
*	Mitsui E&S Holdings Co. Ltd.	944,107	2,547
	Genky DrugStores Co. Ltd.	104,273	2,541
*,2	Right On Co. Ltd.	454,376	2,537
	Matsuda Sangyo Co. Ltd.	166,151	2,531
*,2	giftee Inc.	259,200	2,525
	Teikoku Electric Manufacturing Co. Ltd.	182,095	2,502

		Shares	Market Value ($000)
	Chubu Shiryo Co. Ltd.	302,524	2,490
[2]	Link & Motivation Inc.	567,473	2,484
	Daiwa Industries Ltd.	291,004	2,479
	Nihon Nohyaku Co. Ltd.	476,673	2,463
	Inageya Co. Ltd.	256,751	2,457
	G-7 Holdings Inc.	218,066	2,436
	V Technology Co. Ltd.	107,971	2,425
	Starzen Co. Ltd.	157,106	2,411
	Dai-Dan Co. Ltd.	145,031	2,402
	Pole To Win Holdings Inc.	309,542	2,398
	gremz Inc.	195,000	2,397
	Key Coffee Inc.	149,485	2,394
	Halows Co. Ltd.	101,393	2,389
	TSI Holdings Co. Ltd.	950,224	2,383
	G-Tekt Corp.	236,495	2,382
	Shikoku Bank Ltd.	373,785	2,382
*	Modec Inc.	255,062	2,377
	Toenec Corp.	84,620	2,375
[2]	V-Cube Inc.	225,673	2,373
	J-Oil Mills Inc.	194,851	2,371
	Sakai Chemical Industry Co. Ltd.	161,948	2,369
	Fukui Computer Holdings Inc.	89,428	2,364
	Oita Bank Ltd.	159,840	2,352
	Oriental Shiraishi Corp.	1,245,315	2,351
	Furuno Electric Co. Ltd.	280,923	2,328
	Nippon Fine Chemical Co. Ltd.	156,400	2,315
	Rheon Automatic Machinery Co. Ltd.	235,944	2,306
	Pack Corp.	126,068	2,305
	Nichireki Co. Ltd.	219,182	2,299
	Sparx Group Co. Ltd.	1,012,659	2,297
	Enplas Corp.	101,493	2,276
	Nichiden Corp.	152,238	2,264
	Eagle Industry Co. Ltd.	298,693	2,262
	Itochu-Shokuhin Co. Ltd.	59,850	2,245
	Riken Vitamin Co. Ltd.	172,401	2,239
	Aichi Steel Corp.	136,200	2,207
*	World Co. Ltd.	218,926	2,207
	Shinko Shoji Co. Ltd.	323,029	2,204
	Tachibana Eletech Co. Ltd.	188,608	2,196
	Futaba Corp.	423,667	2,192
	Japan Transcity Corp.	582,586	2,191
	Akita Bank Ltd.	174,449	2,166
[2]	Inui Global Logistics Co. Ltd.	154,746	2,166
	Icom Inc.	110,397	2,163
	Marusan Securities Co. Ltd.	607,335	2,155
	Toyo Kanetsu KK	102,614	2,141
	Aichi Corp.	332,120	2,139
	Tonami Holdings Co. Ltd.	77,989	2,119
	Sumitomo Seika Chemicals Co. Ltd.	94,156	2,117
[2]	Shinwa Co. Ltd.	122,876	2,110
	Toyo Corp.	228,650	2,107
[2]	Nippon Parking Development Co. Ltd.	1,653,038	2,102
	Mitsubishi Research Institute Inc.	63,624	2,102
	Stella Chemifa Corp.	110,824	2,101
	YAKUODO Holdings Co. Ltd.	132,438	2,092
	SB Technology Corp.	107,431	2,091
	Daido Metal Co. Ltd.	510,152	2,089
	SIGMAXYZ Holdings Inc.	221,300	2,087

		Shares	Market Value ($000)
*,2	Open Door Inc.	155,953	2,046
	Fukuda Corp.	54,395	2,037
	Futaba Industrial Co. Ltd.	728,893	2,036
*,2	Sourcenext Corp.	1,138,315	2,028
	Asahi Yukizai Corp.	128,157	2,023
	Topy Industries Ltd.	202,294	2,017
[2]	Rock Field Co. Ltd.	175,860	2,012
	Denyo Co. Ltd.	163,800	2,009
	CMK Corp.	588,154	1,996
[2]	BRONCO BILLY Co. Ltd.	105,860	1,986
	Mie Kotsu Group Holdings Inc.	544,819	1,982
	Tosho Co. Ltd.	190,118	1,976
	Yurtec Corp.	360,550	1,973
	World Holdings Co. Ltd.	109,983	1,968
	Onoken Co. Ltd.	184,403	1,966
	Digital Holdings Inc.	193,080	1,964
	AOKI Holdings Inc.	398,680	1,963
	Okabe Co. Ltd.	418,000	1,959
[2]	Aeon Fantasy Co. Ltd.	87,424	1,958
	Sumitomo Riko Co. Ltd.	420,350	1,957
	Kamei Corp.	240,656	1,946
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	141,705	1,944
	Neturen Co. Ltd.	378,335	1,924
[2]	IR Japan Holdings Ltd.	114,150	1,922
	Medical Data Vision Co. Ltd.	194,283	1,919
	Gakken Holdings Co. Ltd.	268,273	1,918
	Optorun Co. Ltd.	135,155	1,918
	Aiphone Co. Ltd.	135,602	1,914
	Taki Chemical Co. Ltd.	53,104	1,910
	Aisan Industry Co. Ltd.	367,881	1,906
[2]	JM Holdings Co. Ltd.	157,168	1,901
	Chilled & Frozen Logistics Holdings Co. Ltd.	217,925	1,887
	Tokyo Energy & Systems Inc.	241,520	1,885
	St. Marc Holdings Co. Ltd.	153,512	1,881
	Melco Holdings Inc.	69,870	1,873
*,2	Fujita Kanko Inc.	91,408	1,864
	Vital KSK Holdings Inc.	356,547	1,839
*	BrainPad Inc.	194,823	1,830
[2]	Raccoon Holdings Inc.	158,394	1,827
*,2	Taiko Pharmaceutical Co. Ltd.	391,145	1,826
	Kurimoto Ltd.	145,533	1,816
	Japan Medical Dynamic Marketing Inc.	145,920	1,814
	JDC Corp.	396,410	1,813
	Tekken Corp.	131,746	1,803
*,2	Nichi-iko Pharmaceutical Co. Ltd.	666,955	1,802
	Ichikoh Industries Ltd.	647,174	1,789
	MTI Ltd.	444,231	1,786
	Happinet Corp.	147,490	1,782
[2]	Tess Holdings Co. Ltd.	190,000	1,782
	Nichiban Co. Ltd.	141,256	1,776
	Ministop Co. Ltd.	161,738	1,775
	Chori Co. Ltd.	118,747	1,773
	Ebase Co. Ltd.	408,036	1,772
	CONEXIO Corp.	178,449	1,771
	Kanagawa Chuo Kotsu Co. Ltd.	65,185	1,767
	Okuwa Co. Ltd.	264,521	1,752
	Riken Technos Corp.	492,235	1,740
	ASKA Pharmaceutical Holdings Co. Ltd.	216,733	1,740

		Shares	Market Value ($000)
	Studio Alice Co. Ltd.	99,687	1,735
	FIDEA Holdings Co. Ltd.	178,217	1,732
	Kyosan Electric Manufacturing Co. Ltd.	520,269	1,729
[2]	Kansai Food Market Ltd.	179,955	1,728
	Proto Corp.	205,962	1,728
	Amuse Inc.	112,722	1,723
	Cosel Co. Ltd.	263,524	1,719
	CI Takiron Corp.	409,605	1,718
	Ichiyoshi Securities Co. Ltd.	364,386	1,717
	Hochiki Corp.	170,921	1,707
	Fudo Tetra Corp.	138,329	1,706
	Riken Corp.	95,089	1,701
	Sanoh Industrial Co. Ltd.	323,894	1,699
*,2	Optim Corp.	259,269	1,641
	Nippon Coke & Engineering Co. Ltd.	1,793,286	1,633
	Xebio Holdings Co. Ltd.	234,972	1,629
	CTS Co. Ltd.	262,685	1,621
*	Kintetsu Department Store Co. Ltd.	92,078	1,612
*	WATAMI Co. Ltd.	229,305	1,612
	Hodogaya Chemical Co. Ltd.	60,784	1,608
	Central Security Patrols Co. Ltd.	83,714	1,604
	Sankyo Seiko Co. Ltd.	418,367	1,603
	Elematec Corp.	169,571	1,601
	WDB Holdings Co. Ltd.	83,499	1,601
	Chukyo Bank Ltd.	123,966	1,599
	Tayca Corp.	176,480	1,597
	Chiyoda Integre Co. Ltd.	99,044	1,575
	Hisaka Works Ltd.	245,199	1,568
	JSP Corp.	140,438	1,556
	Nagatanien Holdings Co. Ltd.	101,905	1,550
	K&O Energy Group Inc.	133,690	1,550
	LEC Inc.	285,290	1,542
	Sumida Corp.	243,294	1,527
	Sanshin Electronics Co. Ltd.	131,005	1,519
	Achilles Corp.	143,074	1,505
	Nihon Chouzai Co. Ltd.	140,562	1,503
	Kenko Mayonnaise Co. Ltd.	133,285	1,501
	Advan Group Co. Ltd.	244,372	1,491
	Krosaki Harima Corp.	44,340	1,484
	Chiyoda Co. Ltd.	243,578	1,477
*	PIA Corp.	60,611	1,473
	Shinnihon Corp.	262,980	1,470
[2]	Kitanotatsujin Corp.	882,561	1,463
	Osaki Electric Co. Ltd.	375,709	1,460
	Toa Corp.	247,366	1,459
	Akatsuki Inc.	73,517	1,458
	Moriroku Holdings Co. Ltd.	103,990	1,456
	Shibusawa Warehouse Co. Ltd.	89,581	1,453
	Dai Nippon Toryo Co. Ltd.	263,871	1,443
	ZIGExN Co. Ltd.	561,200	1,442
	Yukiguni Maitake Co. Ltd.	201,244	1,442
	Sankyo Tateyama Inc.	295,579	1,437
[2]	Ubicom Holdings Inc.	68,370	1,433
	Yorozu Corp.	214,110	1,427
	Yahagi Construction Co. Ltd.	236,667	1,425
	Nitto Kohki Co. Ltd.	118,821	1,423
	Hito Communications Holdings Inc.	115,333	1,423
	DKS Co. Ltd.	80,488	1,423

		Shares	Market Value ($000)
	Kojima Co. Ltd.	283,792	1,419
	Nissin Sugar Co. Ltd.	106,061	1,419
	Mitsuba Corp.	451,115	1,418
	Osaka Steel Co. Ltd.	137,991	1,416
*,2	Kourakuen Holdings Corp.	145,218	1,410
	CMIC Holdings Co. Ltd.	122,115	1,406
	CAC Holdings Corp.	129,444	1,404
	Nissin Corp.	112,969	1,404
	Tatsuta Electric Wire & Cable Co. Ltd.	405,064	1,397
*	KLab Inc.	397,351	1,393
	Takaoka Toko Co. Ltd.	95,752	1,392
	Maezawa Kyuso Industries Co. Ltd.	200,872	1,391
	Hokkaido Gas Co. Ltd.	113,045	1,390
	Arakawa Chemical Industries Ltd.	183,585	1,387
	I-PEX Inc.	136,750	1,385
	Pronexus Inc.	159,749	1,361
	KAWADA TECHNOLOGIES Inc.	49,011	1,351
	Seika Corp.	108,534	1,348
	Media Do Co. Ltd.	80,500	1,335
	Asahi Co. Ltd.	135,196	1,330
	Koatsu Gas Kogyo Co. Ltd.	257,538	1,323
	Bank of Saga Ltd.	118,800	1,313
*	KNT-CT Holdings Co. Ltd.	116,343	1,312
	FAN Communications Inc.	444,196	1,312
	Maxvalu Tokai Co. Ltd.	64,032	1,302
	Kanaden Corp.	162,243	1,301
	LIFULL Co. Ltd.	985,355	1,301
[2]	Furukawa Battery Co. Ltd.	143,204	1,294
	Nippon Rietec Co. Ltd.	180,002	1,290
	Kyodo Printing Co. Ltd.	67,340	1,268
[2]	Ohara Inc.	135,380	1,265
	Iseki & Co. Ltd.	138,826	1,261
*	Godo Steel Ltd.	114,485	1,260
	Ryoden Corp.	101,000	1,243
	Kyokuto Securities Co. Ltd.	237,095	1,242
	Nippon Beet Sugar Manufacturing Co. Ltd.	96,466	1,228
	France Bed Holdings Co. Ltd.	177,484	1,228
*	Unitika Ltd.	707,692	1,224
*,2	Istyle Inc.	575,143	1,202
	Toa Oil Co. Ltd.	64,419	1,200
	Feed One Co. Ltd.	223,489	1,187
	Nihon Tokushu Toryo Co. Ltd.	161,625	1,185
	ST Corp.	100,579	1,182
	Towa Bank Ltd.	296,187	1,168
	Artnature Inc.	195,895	1,131
	Japan Best Rescue System Co. Ltd.	191,381	1,123
	Enigmo Inc.	287,570	1,116
[2]	Yamashin-Filter Corp.	443,296	1,104
	Tsutsumi Jewelry Co. Ltd.	67,199	1,102
	Nisso Corp.	243,517	1,100
*	Jamco Corp.	116,991	1,097
	Shimizu Bank Ltd.	98,379	1,086
	Mars Group Holdings Corp.	87,432	1,076
*,2	FDK Corp.	159,222	1,068
*	Akebono Brake Industry Co. Ltd.	923,295	1,059
	Sanei Architecture Planning Co. Ltd.	83,681	1,047
[2]	Tokyo Individualized Educational Institute Inc.	235,449	1,044
	Yushin Precision Equipment Co. Ltd.	196,360	1,044

		Shares	Market Value ($000)
	Central Sports Co. Ltd.	52,994	1,025
*,2	Gunosy Inc.	169,107	1,017
[2]	Kamakura Shinsho Ltd.	216,785	1,010
	Nippon Sharyo Ltd.	59,893	961
	Fuji Pharma Co. Ltd.	127,597	960
	Tomoku Co. Ltd.	82,790	927
*	Gurunavi Inc.	324,900	927
[2]	Okura Industrial Co. Ltd.	69,058	922
	Chuo Spring Co. Ltd.	170,725	920
	Taisei Lamick Co. Ltd.	44,881	917
	Corona Corp. Class A	144,195	905
	Tv Tokyo Holdings Corp.	60,582	893
	Cleanup Corp.	190,710	892
	Hokkan Holdings Ltd.	93,603	885
	NEC Capital Solutions Ltd.	53,899	868
	Fuso Pharmaceutical Industries Ltd.	53,527	863
	Rokko Butter Co. Ltd.	79,088	861
*,2	RPA Holdings Inc.	347,252	808
	Wowow Inc.	72,440	795
*,2	TerraSky Co. Ltd.	62,065	795
	Nihon Trim Co. Ltd.	42,083	781
[2]	Oro Co. Ltd.	63,583	753
*	Tokyo Base Co. Ltd.	311,738	741
	Sekisui Kasei Co. Ltd.	231,506	720
	Linical Co. Ltd.	104,744	667
[2]	Fibergate Inc.	101,146	667
*,2	Heroz Inc.	96,065	665
	Airport Facilities Co. Ltd.	160,960	660
[2]	Inaba Seisakusho Co. Ltd.	63,942	634
[2]	Tokyo Rakutenchi Co. Ltd.	19,155	574
	Gecoss Corp.	88,342	546
	Taiho Kogyo Co. Ltd.	106,188	537
	Kanamic Network Co. Ltd.	115,400	533
	Nakayama Steel Works Ltd.	148,314	504
*,2	CHIMNEY Co. Ltd.	53,708	494
[2]	Shimojima Co. Ltd.	62,603	474
*	COOKPAD Inc.	286,200	463
	Takamiya Co. Ltd.	141,861	405
	Robot Home Inc.	249,760	368
	Takeda Pharmaceutical Co. Ltd. ADR	44	1
			53,660,056
Kuwait (0.3%)
	National Bank of Kuwait SAKP	93,571,110	326,772
	Kuwait Finance House KSCP	70,301,076	204,192
	Ahli United Bank BSC	85,416,641	86,162
	Agility Public Warehousing Co. KSC	19,612,229	57,255
	Mobile Telecommunications Co. KSCP	27,694,718	54,868
	Boubyan Bank KSCP	14,904,933	40,200
	Gulf Bank KSCP	24,097,514	28,342
	National Industries Group Holding SAK	22,149,007	20,007
	Mabanee Co. KPSC	7,144,747	19,089
	Boubyan Petrochemicals Co. KSCP	5,006,737	15,294
	Humansoft Holding Co. KSC	1,259,904	13,613
*	Warba Bank KSCP	12,764,056	10,577
	Boursa Kuwait Securities Co. KPSC	1,253,088	9,451
	Burgan Bank SAK	11,486,246	8,851
	Qurain Petrochemical Industries Co.	7,609,100	7,600
	Kuwait International Bank KSCP	8,827,613	6,461

		Shares	Market Value ($000)
	Kuwait Projects Co. Holding KSCP	11,613,619	5,820
	Alimtiaz Investment Group KSC	10,815,448	3,259
	Integrated Holding Co. KCSC	2,159,123	2,979
			920,792
Malaysia (0.5%)
	Public Bank Bhd.	186,918,515	195,013
	Malayan Banking Bhd.	93,549,868	186,325
	CIMB Group Holdings Bhd.	87,465,323	102,471
	Tenaga Nasional Bhd.	42,491,950	78,874
	Petronas Chemicals Group Bhd.	37,256,558	74,425
	Press Metal Aluminium Holdings Bhd.	46,111,388	50,463
	IHH Healthcare Bhd.	34,929,536	50,224
	Sime Darby Plantation Bhd.	47,181,469	46,234
	Hong Leong Bank Bhd.	8,416,482	39,713
	Axiata Group Bhd.	59,208,835	38,183
	IOI Corp. Bhd.	41,445,438	37,533
	MISC Bhd.	22,893,902	37,128
	DiGi.Com Bhd.	40,866,880	33,373
	Genting Bhd.	30,714,918	32,695
	PPB Group Bhd.	8,754,545	32,031
	Petronas Gas Bhd.	7,479,612	28,827
	Dialog Group Bhd.	56,978,659	28,328
	RHB Bank Bhd.	21,366,369	28,258
	Kuala Lumpur Kepong Bhd.	5,629,431	27,727
	Nestle Malaysia Bhd.	824,670	24,972
	Sime Darby Bhd.	47,162,374	24,849
	Gamuda Bhd.	29,385,312	24,791
	Genting Malaysia Bhd.	37,154,319	24,428
	AMMB Holdings Bhd.	27,838,220	24,426
	Inari Amertron Bhd.	36,195,678	23,386
	Maxis Bhd.	26,074,261	21,521
	Telekom Malaysia Bhd.	15,855,398	20,265
	Petronas Dagangan Bhd.	3,394,140	17,098
*	Malaysia Airports Holdings Bhd.	11,995,039	16,852
	QL Resources Bhd.	13,670,564	16,276
	IJM Corp. Bhd.	39,670,421	15,795
	Top Glove Corp. Bhd.	69,194,998	15,019
	Hartalega Holdings Bhd.	22,124,294	13,626
[3]	MR DIY Group M Bhd.	25,816,300	12,898
	Hong Leong Financial Group Bhd.	2,793,132	12,240
	TIME dotCom Bhd.	11,583,584	11,961
	Alliance Bank Malaysia Bhd.	14,244,553	11,148
	Bursa Malaysia Bhd.	7,275,408	10,678
	Westports Holdings Bhd.	13,261,541	10,438
	My EG Services Bhd.	59,050,562	10,307
	Carlsberg Brewery Malaysia Bhd.	2,017,181	10,213
	Frontken Corp. Bhd.	13,856,450	9,043
	D&O Green Technologies Bhd.	9,742,100	8,977
	ViTrox Corp. Bhd.	5,160,300	8,943
	Malaysian Pacific Industries Bhd.	1,127,200	8,236
	Yinson Holdings Bhd.	16,946,104	8,008
	VS Industry Bhd.	34,717,096	7,896
	Sunway REIT	23,062,114	7,827
	YTL Corp. Bhd.	59,355,500	7,610
	Genting Plantations Bhd.	5,139,103	7,465
	Sunway Bhd.	18,919,940	7,105
	Pentamaster Corp. Bhd.	7,949,950	7,013
	Fraser & Neave Holdings Bhd.	1,273,008	6,211

		Shares	Market Value ($000)
	Axis REIT	13,996,500	6,133
*	Hong Seng Consolidated Bhd.	44,018,600	6,049
	Scientex Bhd.	7,251,224	5,592
	Mega First Corp. Bhd.	7,078,230	5,491
	KPJ Healthcare Bhd.	27,133,867	5,308
	British American Tobacco Malaysia Bhd.	2,135,469	5,243
	Kossan Rubber Industries Bhd.	17,244,286	4,846
*	Greatech Technology Bhd.	5,298,100	4,681
	CTOS Digital Bhd.	13,831,100	4,484
*	Bumi Armada Bhd.	49,856,805	4,278
	Malaysia Building Society Bhd.	30,661,784	4,003
	Supermax Corp. Bhd.	21,678,543	3,973
	UMW Holdings Bhd.	5,624,000	3,683
	UWC Bhd.	3,974,200	3,579
	Sports Toto Bhd.	8,253,128	3,451
	Astro Malaysia Holdings Bhd.	16,987,164	3,418
	Bermaz Auto Bhd.	8,548,401	3,402
[3]	Lotte Chemical Titan Holding Bhd.	7,210,147	3,095
	DRB-Hicom Bhd.	10,771,617	3,051
	AEON Credit Service M Bhd.	879,838	2,841
	Padini Holdings Bhd.	3,839,645	2,798
	SP Setia Bhd. Group	16,371,278	2,781
	FGV Holdings Bhd.	8,165,200	2,752
	Malaysian Resources Corp. Bhd.	29,857,401	2,319
*	Berjaya Corp. Bhd.	41,871,161	2,306
	Syarikat Takaful Malaysia Keluarga Bhd.	2,218,200	1,690
	Cahya Mata Sarawak Bhd.	7,558,570	1,591
*	Leong Hup International Bhd.	12,352,000	1,447
	WCT Holdings Bhd.	12,652,477	1,240
*	Velesto Energy Bhd.	49,256,112	945
*	UEM Sunrise Bhd.	13,083,755	914
*	Sunway Bhd. Warrants Exp. 10/3/24	2,251,901	159
*	Velesto Energy Bhd. Warrants Exp. 10/18/24	12,999,819	73
*	Malaysian Resources Corp. Bhd. Warrants Exp. 10/29/27	2,634,201	44
*	Serba Dinamik Holdings Bhd. Warrants Exp. 12/5/24	5,144,856	40
			1,723,046
Malta (0.0%)
*,1	BGP Holdings plc	17,449,685	61
Mexico (0.6%)
	America Movil SAB de CV	375,657,614	357,497
	Wal-Mart de Mexico SAB de CV	67,761,072	245,443
	Grupo Financiero Banorte SAB de CV	37,944,182	215,896
	Grupo Mexico SAB de CV Class B	41,509,705	164,121
	Fomento Economico Mexicano SAB de CV	23,973,212	149,386
	Grupo Bimbo SAB de CV Class A	29,076,384	102,753
*	Cemex SAB de CV	179,065,158	72,292
	Grupo Aeroportuario del Pacifico SAB de CV Class B	3,859,045	52,323
	Grupo Televisa SAB	31,605,258	49,829
	Grupo Aeroportuario del Sureste SAB de CV Class B	2,629,997	49,541
	Grupo Elektra SAB de CV	832,224	48,883
*	Grupo Financiero Inbursa SAB de CV	26,333,130	48,493
	Coca-Cola Femsa SAB de CV	6,913,200	41,855
	Arca Continental SAB de CV	5,787,229	40,088
	Fibra Uno Administracion SA de CV	38,718,906	39,525
	Alfa SAB de CV Class A	48,305,518	33,198
	Gruma SAB de CV Class B	2,583,145	32,121
	Orbia Advance Corp. SAB de CV	12,800,809	28,232

		Shares	Market Value ($000)
	Grupo Carso SAB de CV	5,881,170	22,938
[3]	Banco del Bajio SA	9,378,422	22,055
	Grupo Aeroportuario del Centro Norte SAB de CV Class B	3,606,447	21,967
	Promotora y Operadora de Infraestructura SAB de CV	2,809,651	20,266
	Operadora De Sites Mexicanos SAB de CV	16,101,539	18,846
	Grupo Comercial Chedraui SA de CV	5,749,462	17,481
	Regional SAB de CV	3,117,636	17,032
	Corp. Inmobiliaria Vesta SAB de CV	8,502,889	16,747
	Industrias Penoles SAB de CV	1,648,329	16,582
	Kimberly-Clark de Mexico SAB de CV Class A	11,081,400	16,319
	Prologis Property Mexico SA de CV	5,836,501	16,248
	Becle SAB de CV	7,061,428	15,983
[3]	Macquarie Mexico Real Estate Management SA de CV	10,716,797	13,968
	PLA Administradora Industrial S de RL de CV	9,604,933	13,664
	GCC SAB de CV	2,189,808	13,534
*	Alsea SAB de CV	6,947,840	13,517
*	Controladora Vuela Cia de Aviacion SAB de CV Class A	12,193,372	11,945
	Bolsa Mexicana de Valores SAB de CV	6,074,742	11,306
	El Puerto de Liverpool SAB de CV	2,509,309	11,260
	Gentera SAB de CV	13,678,112	11,118
	La Comer SAB de CV	6,193,799	10,974
	Qualitas Controladora SAB de CV	2,395,209	10,107
	Grupo Aeroportuario del Pacifico SAB de CV ADR	72,546	9,797
	Megacable Holdings SAB de CV	4,042,919	9,402
	Genomma Lab Internacional SAB de CV Class B	9,397,569	8,736
	Industrias Bachoco SAB de CV Class B	2,033,298	7,636
*,3	Nemak SAB de CV	27,373,731	6,889
	Alpek SAB de CV Class A	5,051,169	6,717
*,3	Grupo Traxion SAB de CV	4,640,700	5,807
*	Cemex SAB de CV ADR	1,370,145	5,494
	Concentradora Fibra Danhos SA de CV	3,056,219	3,493
*	Grupo Rotoplas SAB de CV	2,012,434	3,008
*	Axtel SAB de CV	18,454,157	1,304
	Promotora y Operadora de Infraestructura SAB de CV	274,087	1,156
	Sempra Energy	1	—
			2,184,772
Netherlands (2.5%)
	ASML Holding NV	5,032,319	2,892,367
*	Prosus NV	11,488,129	749,428
*,3	Adyen NV	386,772	695,715
	ING Groep NV	49,745,836	483,223
	Wolters Kluwer NV	3,397,818	369,011
	Koninklijke Ahold Delhaize NV	13,311,175	366,573
	Koninklijke DSM NV	2,283,817	365,751
	Heineken NV	3,131,554	308,730
	Koninklijke Philips NV	11,439,566	236,756
	Universal Music Group NV	9,819,291	222,275
	ASM International NV	628,378	193,020
	NN Group NV	3,918,422	183,862
	ArcelorMittal SA	7,194,179	177,509
	Akzo Nobel NV	2,323,834	156,395
	Koninklijke KPN NV	42,147,116	139,043
	IMCD NV	748,946	119,943
	Heineken Holding NV	1,392,689	110,049
	Aegon NV	23,295,023	102,317
*	Unibail-Rodamco-Westfield	1,354,176	76,897
	ASR Nederland NV	1,758,689	73,509
	Randstad NV	1,445,794	73,075

		Shares	Market Value ($000)
[3]	ABN AMRO Bank NV	5,457,516	55,655
	Aalberts NV	1,269,727	54,415
[3]	Signify NV	1,640,218	53,271
	BE Semiconductor Industries NV	989,942	53,142
*,3	Just Eat Takeaway.com NV	2,412,166	44,213
	OCI NV	1,269,485	44,072
	Arcadis NV	948,159	35,059
	Boskalis Westminster	1,049,610	34,440
*,2	Galapagos NV	632,594	32,094
	JDE Peet's NV	1,101,058	31,933
	SBM Offshore NV	2,023,534	28,242
*,2,3	Basic-Fit NV	688,666	27,931
[2]	Corbion NV	770,232	26,843
*,3	Intertrust NV	1,165,485	23,018
	TKH Group NV	551,334	22,633
	APERAM SA	618,393	20,162
	Koninklijke Vopak NV	853,944	19,819
*,2	InPost SA	2,690,034	17,763
*,3	Alfen Beheer BV	145,227	16,954
*	Fugro NV	1,334,697	15,886
	Eurocommercial Properties NV	657,384	14,885
[2]	PostNL NV	5,098,026	13,409
	AMG Advanced Metallurgical Group NV	413,375	11,604
[3]	CTP NV	867,253	11,153
*,2,3	Shop Apotheke Europe NV	95,802	9,303
*	Sligro Food Group NV	438,014	8,674
	Wereldhave NV	558,305	8,458
*	Koninklijke BAM Groep NV	3,243,899	7,910
*	TomTom NV	862,432	7,796
[3]	Flow Traders	337,535	7,335
	NSI NV	208,847	6,776
	Majorel Group Luxembourg SA	272,040	6,375
	Vastned Retail NV	201,084	4,873
*,2	Ebusco Holding NV	129,872	3,121
	Brunel International NV	242,472	2,747
[3]	B&S Group Sarl	278,652	1,454
[2]	ForFarmers NV	422,401	1,304
*,1,2	SRH NV	672,039	—
			8,880,170
New Zealand (0.2%)
	Fisher & Paykel Healthcare Corp. Ltd.	7,517,235	100,525
	Spark New Zealand Ltd.	24,933,848	80,177
*	Auckland International Airport Ltd.	15,783,079	74,113
	Mainfreight Ltd.	1,078,468	52,389
	Meridian Energy Ltd.	16,495,491	51,767
	EBOS Group Ltd.	2,046,726	50,858
	Contact Energy Ltd.	10,440,192	50,365
	Infratil Ltd.	6,956,053	36,730
	Mercury NZ Ltd.	9,103,646	34,821
	Fletcher Building Ltd.	10,452,487	34,008
[2]	Ryman Healthcare Ltd.	5,465,539	31,969
*,2	a2 Milk Co. Ltd.	9,673,323	30,396
	Chorus Ltd.	5,819,286	29,288
	Goodman Property Trust	14,324,004	19,673
	Summerset Group Holdings Ltd.	2,917,885	19,670
	SKYCITY Entertainment Group Ltd.	9,771,889	17,069
	Precinct Properties New Zealand Ltd.	16,382,234	14,662
	Freightways Ltd.	2,021,413	13,130

		Shares	Market Value ($000)
	Kiwi Property Group Ltd.	19,101,302	12,264
	Genesis Energy Ltd.	6,431,047	11,662
	Vital Healthcare Property Trust	6,161,499	11,004
	Vector Ltd.	2,913,008	8,526
*	Pushpay Holdings Ltd.	10,193,394	8,308
	Arvida Group Ltd.	8,624,485	8,140
	Argosy Property Ltd.	9,691,737	7,976
*	Air New Zealand Ltd.	20,480,871	7,886
	Skellerup Holdings Ltd.	2,157,232	7,632
	Stride Property Group	5,971,428	6,696
[2]	Heartland Group Holdings Ltd.	4,948,495	6,476
	KMD Brands Ltd.	6,855,899	4,715
*,1,2	Pacific Edge Ltd.	9,231,172	4,550
*	Vista Group International Ltd.	3,187,771	3,674
	Scales Corp. Ltd.	1,313,208	3,572
[2]	Restaurant Brands New Zealand Ltd.	520,571	3,153
*	Serko Ltd.	1,302,905	3,033
*,2	SKY Network Television Ltd.	2,002,772	2,907
*	Tourism Holdings Ltd.	1,623,715	2,511
*,2	Synlait Milk Ltd.	1,205,571	2,432
	Fletcher Building Ltd. (XASX)	312,070	1,018
			869,745
Norway (0.7%)
	Equinor ASA	12,622,790	486,027
	DNB Bank ASA	13,472,312	265,752
	Mowi ASA	5,819,662	134,289
	Norsk Hydro ASA	17,553,091	118,926
	Telenor ASA	8,341,178	101,297
	Yara International ASA	2,137,330	91,087
	Orkla ASA	10,032,116	86,600
*	Aker BP ASA SDR	2,343,016	80,944
	TOMRA Systems ASA	3,067,283	71,804
	Aker BP ASA	1,675,638	58,222
	Storebrand ASA	6,173,302	51,924
	Salmar ASA	714,402	51,172
	Bakkafrost P/F	669,132	46,649
	Gjensidige Forsikring ASA	2,229,474	46,631
*	Nordic Semiconductor ASA	2,082,420	36,596
	Kongsberg Gruppen ASA	985,348	36,309
*,2	NEL ASA	19,365,010	33,407
	SpareBank 1 SR-Bank ASA	2,383,743	28,186
*	Adevinta ASA	3,644,213	27,712
	Subsea 7 SA	3,027,506	27,286
	Leroy Seafood Group ASA	3,378,672	26,542
	Aker ASA Class A	316,276	24,562
	Borregaard ASA	1,298,078	23,302
	SpareBank 1 SMN	1,754,408	22,495
	TGS ASA	1,511,724	22,439
	Schibsted ASA Class A	1,182,745	22,230
	Schibsted ASA Class B	1,115,813	20,072
[3]	Scatec ASA	1,563,887	18,674
*,3	Crayon Group Holding ASA	1,035,649	16,603
*,2	Frontline Ltd.	1,622,762	15,457
*,3	Elkem ASA	3,513,542	14,396
	Austevoll Seafood ASA	1,162,306	14,318
	Veidekke ASA	1,384,137	14,311
*,3	AutoStore Holdings Ltd.	7,685,794	14,311
*	Atea ASA	1,063,717	12,988

		Shares	Market Value ($000)
	Grieg Seafood ASA	730,139	11,212
	MPC Container Ships ASA	4,301,473	10,491
*,2	Kahoot! ASA	4,357,990	10,449
[3]	Entra ASA	737,265	10,383
	Bonheur ASA	255,866	10,246
*	Aker Carbon Capture ASA	4,514,863	10,176
	DNO ASA	6,948,790	9,998
	Wallenius Wilhelmsen ASA	1,345,869	9,022
[3]	BW LPG Ltd.	1,053,558	8,666
	Stolt-Nielsen Ltd.	280,037	5,967
	Sparebank 1 Oestlandet	402,263	4,970
*	Hexagon Composites ASA	1,410,910	4,738
*	Norway Royal Salmon ASA	183,954	4,735
	Arendals Fossekompani A/S	147,505	4,732
*,2	Aker Horizons ASA	1,826,796	3,393
	BW Offshore Ltd.	1,076,918	3,031
*	BW Energy Ltd.	859,203	2,448
			2,288,177
Other (0.2%)[4]
[5]	Vanguard FTSE Emerging Markets ETF	15,737,296	650,265
Pakistan (0.0%)
*	Lucky Cement Ltd.	2,550,155	4,398
	Engro Corp. Ltd.	3,927,340	3,857
	Pakistan State Oil Co. Ltd.	4,872,022	3,515
	Fauji Fertilizer Co. Ltd.	8,000,124	3,467
	Hub Power Co. Ltd.	12,663,137	3,417
	MCB Bank Ltd.	6,443,098	3,280
	Pakistan Oilfields Ltd.	1,913,137	3,129
	Habib Bank Ltd.	8,325,496	3,003
	Oil & Gas Development Co. Ltd.	8,016,237	2,699
	Pakistan Petroleum Ltd.	8,290,339	2,374
	Millat Tractors Ltd.	673,787	2,315
*	TRG Pakistan	5,938,450	2,280
	Bank Alfalah Ltd.	15,717,970	2,207
	Engro Fertilizers Ltd.	6,208,674	2,052
	United Bank Ltd.	4,284,561	1,978
	Nishat Mills Ltd.	3,488,454	984
	DG Khan Cement Co. Ltd.	4,318,597	949
	Searle Co. Ltd.	1,650,361	677
*	National Bank of Pakistan	4,384,281	491
	Kot Addu Power Co. Ltd.	3,002,009	335
			47,407
Philippines (0.2%)
	SM Prime Holdings Inc.	157,199,738	104,471
	BDO Unibank Inc.	25,841,404	56,094
	International Container Terminal Services Inc.	14,392,069	50,703
	Ayala Corp.	4,248,136	47,844
	Ayala Land Inc.	104,157,834	47,802
	Bank of the Philippine Islands	23,642,513	39,906
	JG Summit Holdings Inc.	39,097,256	36,521
	PLDT Inc.	1,200,615	36,229
	Universal Robina Corp.	11,607,342	23,375
	Manila Electric Co.	3,454,184	21,320
	Metropolitan Bank & Trust Co.	23,606,314	20,822
	Jollibee Foods Corp.	5,379,423	19,642
*,3	Monde Nissin Corp.	73,429,061	18,984
	Globe Telecom Inc.	379,140	14,186

		Shares	Market Value ($000)
	ACEN Corp.	90,637,250	13,783
	Aboitiz Power Corp.	20,301,524	12,032
	Metro Pacific Investments Corp.	177,565,252	11,890
	Semirara Mining & Power Corp. Class A	15,364,902	11,578
	GT Capital Holdings Inc.	1,275,008	10,495
	SM Investments Corp.	742,127	10,450
	Security Bank Corp.	5,689,892	9,353
	Wilcon Depot Inc.	18,411,710	9,243
	DMCI Holdings Inc.	52,009,875	8,969
	Alliance Global Group Inc.	49,770,129	8,934
*	Converge Information & Communications Technology Solutions Inc.	25,605,639	8,847
	San Miguel Corp.	4,455,785	8,529
	Robinsons Retail Holdings Inc.	7,932,981	7,980
	Robinsons Land Corp.	24,491,119	7,560
	Puregold Price Club Inc.	12,855,869	7,045
	San Miguel Food & Beverage Inc.	8,827,954	7,041
	Megaworld Corp.	144,143,155	5,916
	LT Group Inc.	34,434,361	5,501
	Century Pacific Food Inc.	12,404,045	5,287
	RL Commercial REIT Inc.	43,043,700	4,996
	AREIT Inc.	7,227,700	4,737
*	Bloomberry Resorts Corp.	43,104,019	4,735
	Manila Water Co. Inc.	15,188,027	4,222
	D&L Industries Inc.	30,132,110	3,899
	Nickel Asia Corp.	39,218,021	3,897
	Filinvest Land Inc.	114,692,273	1,832
	First Gen Corp.	5,589,768	1,748
*	Cebu Air Inc.	2,055,250	1,601
	Vista Land & Lifescapes Inc.	28,210,179	1,009
*,3	CEMEX Holdings Philippines Inc.	9,920,210	128
*,1	Energy Development Corp. China Inc.	41,300	5
			741,141
Poland (0.2%)
	Polski Koncern Naftowy ORLEN SA	4,081,675	66,674
*	Powszechna Kasa Oszczednosci Bank Polski SA	11,301,284	63,960
*,3	Dino Polska SA	631,178	49,352
	Powszechny Zaklad Ubezpieczen SA	7,428,261	48,661
	KGHM Polska Miedz SA	1,794,764	44,991
*	Polskie Gornictwo Naftowe i Gazownictwo SA	22,677,734	33,887
	Bank Polska Kasa Opieki SA	2,078,358	32,917
	LPP SA	14,569	31,213
*,2,3	Allegro.eu SA	5,092,212	27,696
[1]	Grupa Lotos SA	1,279,599	21,880
*	PGE Polska Grupa Energetyczna SA	9,574,912	21,407
	Santander Bank Polska SA	388,284	19,716
[2]	CD Projekt SA	857,184	16,857
	Cyfrowy Polsat SA	3,514,955	15,150
	KRUK SA	219,913	12,594
	Asseco Poland SA	716,996	11,172
	Orange Polska SA	8,554,746	11,101
*,3	Pepco Group NV	1,441,018	10,556
*	Tauron Polska Energia SA	12,136,863	8,566
*	mBank SA	172,455	8,249
*,2	Jastrzebska Spolka Weglowa SA	666,178	7,262
*	Alior Bank SA	1,203,757	6,518
*	Bank Millennium SA	7,781,088	6,215
*	Grupa Azoty SA	610,577	5,684
*	Enea SA	2,735,267	5,585

		Shares	Market Value ($000)
	Bank Handlowy w Warszawie SA	415,166	5,270
*,2	CCC SA	507,207	4,781
*,2	AmRest Holdings SE	838,495	3,390
	Kernel Holding SA	589,571	3,308
	Warsaw Stock Exchange	424,656	3,239
*	Ciech SA	354,529	3,035
*,1	CAPITEA SA	560,985	454
			611,340
Portugal (0.2%)
	EDP - Energias de Portugal SA	37,017,366	187,267
	Jeronimo Martins SGPS SA	3,601,570	83,365
	EDP Renovaveis SA	3,152,640	81,998
	Galp Energia SGPS SA	6,719,416	70,927
	Banco Comercial Portugues SA	104,202,421	15,462
	Sonae SGPS SA	12,905,263	14,683
	REN - Redes Energeticas Nacionais SGPS SA	5,131,136	14,507
	Navigator Co. SA	3,358,328	13,860
	NOS SGPS SA	3,073,087	11,609
	CTT-Correios de Portugal SA	2,031,261	6,947
*	Greenvolt-Energias Renovaveis SA	748,764	6,763
	Altri SGPS SA	957,846	5,652
	Corticeira Amorim SGPS SA	402,380	4,282
	Semapa-Sociedade de Investimento e Gestao	141,876	2,076
			519,398
Qatar (0.3%)
	Qatar National Bank QPSC	58,477,706	323,905
	Qatar Islamic Bank SAQ	21,455,130	151,787
	Masraf Al Rayan QSC	81,627,643	98,817
	Industries Qatar QSC	20,707,911	97,497
	Commercial Bank PSQC	44,380,910	89,417
	Mesaieed Petrochemical Holding Co.	56,950,699	42,823
	Qatar Gas Transport Co. Ltd.	35,586,206	40,076
	Qatar International Islamic Bank QSC	9,755,798	31,822
	Qatar Fuel QSC	6,386,226	31,326
	Qatar Electricity & Water Co. QSC	5,995,735	30,530
	Ooredoo QPSC	10,943,597	28,074
	Barwa Real Estate Co.	25,220,771	25,001
	Qatar Aluminum Manufacturing Co.	35,820,717	16,875
	Doha Bank QPSC	19,826,799	13,657
	Qatar Insurance Co. SAQ	21,014,547	13,589
	Vodafone Qatar QSC	20,645,738	9,475
	United Development Co. QSC	21,696,178	9,074
*	Gulf International Services QSC	11,514,143	6,337
	Al Meera Consumer Goods Co. QSC	1,262,792	6,199
*	Ezdan Holding Group QSC	20,333,212	5,968
	Medicare Group	1,747,097	3,300
			1,075,549
Romania (0.0%)
	Banca Transilvania SA	75,590,595	31,023
	OMV Petrom SA	184,976,024	20,370
	Societatea Nationala Nuclearelectrica SA	670,708	6,513
*	MED Life SA	893,182	3,576
	One United Properties SA	12,082,108	3,250
	Teraplast SA	13,627,857	1,784
*	OMV Petrom SA Rights	174,311,323	1,604
			68,120

		Shares	Market Value ($000)
Russia (0.0%)
*,1	VTB Bank PJSC	65,333,888,711	11
*,1	TGC-1 PJSC	7,192,136,259	1
*,1	Federal Grid Co. Unified Energy System PJSC	3,807,787,542	1
*,1	Sberbank of Russia PJSC	131,579,417	—
*,1	Mechel PJSC ADR	691,625	—
[1]	Mobile TeleSystems PJSC ADR	2,547,828	—
*,1	Surgutneftegas PJSC ADR	868,468	—
*,1	Sistema PJSFC GDR	1,268,701	—
[1]	Novatek PJSC GDR	230,174	—
[1]	Novolipetsk Steel PJSC GDR	977,419	—
[1]	Rosneft Oil Co. PJSC GDR	1,699,952	—
[1]	Unipro PJSC	159,150,678	—
[1]	Severstal PAO GDR	543,443	—
[1]	Magnit PJSC GDR	2,636,553	—
[1]	PhosAgro PJSC	7,476	—
*,1	Mechel PJSC Preference Shares	1,017,064	—
[1]	OGK-2 PJSC	282,563,407	—
[1]	Polyus PJSC	50,544	—
[1]	Raspadskaya OJSC	802,310	—
[1]	RusHydro PJSC	1,558,337,672	—
*,1	Aeroflot PJSC	13,516,903	—
[1]	Rostelecom PJSC	12,792,702	—
*,1	Mechel PJSC	1,344,496	—
[1]	Tatneft PJSC	15,352,037	—
[1]	Rosseti Lenenergo PJSC Preference Shares	912,167	—
[1]	Novolipetsk Steel PJSC	5,216,652	—
[1]	Mobile TeleSystems PJSC	6,090,423	—
[1]	Magnit PJSC	432,454	—
[1]	Novatek PJSC	11,419,424	—
*,1	Gazprom PJSC	135,012,958	—
[1]	Mosenergo PJSC	75,973,956	—
[1]	Transneft PJSC Preference Shares	20,177	—
[1]	LUKOIL PJSC	4,927,110	—
[1]	M.Video PJSC	692,424	—
[1]	Rosneft Oil Co. PJSC	13,328,065	—
[1]	Magnitogorsk Iron & Steel Works PJSC	27,346,793	—
[1]	Tatneft PJSC Preference Shares	1,942,172	—
[1]	MMC Norilsk Nickel PJSC	604,172	—
*,1	ROSSETI PJSC	419,261,133	—
[1]	Inter RAO UES PJSC	463,184,131	—
*,1	ENEL RUSSIA PJSC	162,490,090	—
[1]	Bashneft PJSC	215,214	—
*,1	Sistema PJSFC	12,679,841	—
[1]	Severstal PAO	1,964,967	—
[1]	Surgutneftegas PJSC	81,275,768	—
[1]	Surgutneftegas PJSC Preference Shares	101,260,284	—
[1]	Alrosa PJSC	32,391,627	—
*,1	Moscow Exchange MICEX-RTS PJSC	18,622,385	—
[1,3]	Detsky Mir PJSC	6,909,739	—
[1]	MMC Norilsk Nickel PJSC ADR	414,207	—
[1]	Polyus PJSC GDR	618,167	—
[1]	Tatneft PJSC ADR	601,213	—
*,1	LSR Group PJSC Class A	25,742	—
*,1	United Co. RUSAL International PJSC	32,707,076	—
[1]	Tatneft PJSC ADR (OOTC)	74,923	—
*,1	Credit Bank of Moscow PJSC	170,771,500	—
*,1	Sovcomflot PJSC	2,097,559	—

		Shares	Market Value ($000)
[1]	Novorossiysk Commercial Sea Port PJSC	35,580,873	—
[1]	Cherkizovo Group PJSC	16,416	—
[1]	Samolet Group	109,996	—
*,1	Bank St. Petersburg PJSC	314,414	—
[1]	IDGC of Centre & Volga Region PJSC	45,593,366	—
[1,3]	Segezha Group PJSC	16,822,200	—
*	PhosAgro PJSC GDR	8,608	—
[1]	PhosAgro PJSC GDR	1,336,329	—
			13
Saudi Arabia (1.2%)
*	Al Rajhi Bank	25,793,213	621,491
	Saudi National Bank	28,600,041	536,873
[3]	Saudi Arabian Oil Co.	36,830,071	393,618
	Saudi Basic Industries Corp.	11,847,056	315,645
	Saudi Telecom Co.	9,451,775	254,145
	Riyad Bank	19,324,685	188,173
*	Saudi Arabian Mining Co.	10,621,415	161,509
	Saudi British Bank	13,174,661	148,317
	Alinma Bank	12,868,471	131,288
	SABIC Agri-Nutrients Co.	3,069,606	109,541
	Banque Saudi Fransi	7,720,116	105,827
*	Bank AlBilad	6,430,656	85,172
	ACWA Power Co.	1,748,674	81,768
	Arab National Bank	8,748,340	72,353
	Saudi Electricity Co.	10,284,733	68,063
	Dr Sulaiman Al Habib Medical Services Group Co.	1,206,522	66,199
	Sahara International Petrochemical Co.	4,704,629	60,045
	Etihad Etisalat Co.	4,959,838	50,080
	Yanbu National Petrochemical Co.	3,610,111	48,001
	Almarai Co. JSC	3,302,752	46,069
	Mouwasat Medical Services Co.	622,958	41,018
*	Saudi Kayan Petrochemical Co.	9,617,971	39,094
	Saudi Industrial Investment Group	5,024,631	37,511
	Bank Al-Jazira	5,254,268	37,022
	Saudi Investment Bank	6,425,727	36,020
	Jarir Marketing Co.	773,688	33,711
	Bupa Arabia for Cooperative Insurance Co.	751,286	32,261
	Savola Group	3,448,370	30,675
	Saudi Tadawul Group Holding Co.	469,105	27,874
*	Rabigh Refining & Petrochemical Co.	5,475,098	27,200
*	Nahdi Medical Co.	509,789	23,708
*	Dar Al Arkan Real Estate Development Co.	6,922,102	23,379
	Advanced Petrochemical Co.	1,677,256	21,996
*	Saudi Research & Media Group	420,975	21,774
	Arabian Internet & Communications Services Co.	328,645	20,817
*	National Industrialization Co.	4,288,421	19,024
*	Mobile Telecommunications Co. Saudi Arabia	5,725,137	17,994
	Abdullah Al Othaim Markets Co.	576,783	17,940
	Dallah Healthcare Co.	480,843	15,826
*	Emaar Economic City	5,763,191	15,622
	Saudi Cement Co.	1,007,152	14,428
	Southern Province Cement Co.	874,491	13,672
*	Co. for Cooperative Insurance	807,464	13,539
	Al Hammadi Co. for Development & Investment	1,099,398	12,552
	United Electronics Co.	385,641	12,232
	Qassim Cement Co.	578,794	12,128
	Arabian Centres Co. Ltd.	2,108,306	11,236
*	Saudi Airlines Catering Co.	515,199	10,956

		Shares	Market Value ($000)
*	Yamama Cement Co.	1,331,692	10,459
	Leejam Sports Co. JSC	331,230	9,955
	Yanbu Cement Co.	1,001,036	9,885
	Aldrees Petroleum & Transport Services Co.	486,542	9,386
	BinDawood Holding Co.	385,686	8,807
*	Saudi Ground Services Co.	1,164,509	8,734
*	Seera Group Holding	1,927,098	8,522
	Saudia Dairy & Foodstuff Co.	202,523	8,423
	Arriyadh Development Co.	1,177,341	7,251
	Arabian Cement Co.	676,897	6,906
*	Saudi Real Estate Co.	1,803,981	6,548
	Eastern Province Cement Co.	540,784	6,331
	Jadwa REIT Saudi Fund	1,892,620	6,152
	United International Transportation Co.	459,010	5,911
	Saudi Pharmaceutical Industries & Medical Appliances Corp.	790,730	5,901
	Astra Industrial Group	494,394	5,800
	National Gas & Industrialization Co.	487,685	5,691
	City Cement Co.	922,357	5,691
*	Middle East Healthcare Co.	610,050	5,687
*	National Agriculture Development Co.	637,093	5,161
	Saudi Ceramic Co.	513,310	4,989
	Najran Cement Co.	1,179,770	4,748
	National Medical Care Co.	298,095	4,667
	Saudi Chemical Co. Holding	566,925	4,490
*	Methanol Chemicals Co.	411,571	4,087
	Northern Region Cement Co.	1,195,425	3,754
	Bawan Co.	394,654	3,707
*	Dur Hospitality Co.	553,591	3,469
*	Saudi Public Transport Co.	770,921	3,380
*	Al Jouf Cement Co.	1,158,977	3,237
*	Sinad Holding Co.	790,535	3,168
*	Herfy Food Services Co.	255,467	3,041
	Hail Cement Co.	759,885	2,717
	Tabuk Cement Co.	536,351	2,207
*	Fawaz Abdulaziz Al Hokair & Co.	452,361	2,189
*	Mediterranean & Gulf Insurance & Reinsurance Co.	656,149	1,988
*	Zamil Industrial Investment Co.	385,321	1,979
*	Abdul Mohsen Al-Hokair Tourism & Development Co.	495,341	1,404
			4,391,808
Singapore (0.9%)
	DBS Group Holdings Ltd.	23,760,229	542,169
	Oversea-Chinese Banking Corp. Ltd.	46,156,457	391,162
	United Overseas Bank Ltd.	16,917,739	337,532
	Singapore Telecommunications Ltd.	98,443,864	186,165
	CapitaLand Integrated Commercial Trust	66,049,029	104,339
	Ascendas REIT	44,438,917	95,653
	Capitaland Investment Ltd.	33,373,600	94,959
	Keppel Corp. Ltd.	18,590,570	92,882
	Wilmar International Ltd.	27,568,459	80,332
	Singapore Exchange Ltd.	10,717,879	76,832
*	Singapore Airlines Ltd.	16,768,428	66,338
	Singapore Technologies Engineering Ltd.	19,999,713	58,314
	Mapletree Logistics Trust	41,580,810	53,069
	Mapletree Industrial Trust	24,207,958	47,550
	Genting Singapore Ltd.	76,210,861	44,510
	Venture Corp. Ltd.	3,445,988	43,903
	Mapletree Commercial Trust	28,464,905	39,210
	Frasers Logistics & Commercial Trust	36,932,917	38,554

		Shares	Market Value ($000)
	UOL Group Ltd.	6,648,921	35,923
	City Developments Ltd.	6,091,145	34,221
	Suntec REIT	27,518,837	32,142
	ComfortDelGro Corp. Ltd.	26,799,248	27,572
	NetLink NBN Trust	38,443,693	26,731
	Jardine Cycle & Carriage Ltd.	1,301,788	26,423
	Keppel DC REIT	17,139,730	25,699
	Frasers Centrepoint Trust	14,887,673	25,158
	Sembcorp Industries Ltd.	11,880,867	25,067
*	SATS Ltd.	8,344,726	24,057
	Keppel REIT	28,043,289	22,546
	Ascott Residence Trust	25,523,288	21,675
	ESR-LOGOS REIT	68,860,354	20,955
	Keppel Infrastructure Trust	46,748,372	19,843
	SPH REIT	27,357,764	18,726
	Parkway Life REIT	4,871,817	16,900
	Haw Par Corp. Ltd.	2,032,004	16,198
*	Sembcorp Marine Ltd.	202,402,143	15,988
	Golden Agri-Resources Ltd.	83,102,092	15,647
	Hutchison Port Holdings Trust	65,479,497	15,420
	CapitaLand China Trust	15,267,728	13,061
	Lendlease Global Commercial REIT	21,361,731	12,931
	Manulife US REIT	19,915,230	11,559
	Olam Group Ltd.	9,661,698	11,379
	AEM Holdings Ltd.	3,560,866	11,278
	CDL Hospitality Trusts	11,451,815	10,963
	Raffles Medical Group Ltd.	12,518,480	10,427
	Ascendas India Trust	11,364,405	9,562
	Singapore Post Ltd.	19,782,375	9,110
	Keppel Pacific Oak US REIT	11,655,714	8,165
	AIMS APAC REIT	7,787,962	7,843
	Cromwell European REIT	3,772,510	7,706
*	Digital Core REIT Management Pte. Ltd.	8,679,800	7,563
	Starhill Global REIT	17,063,144	7,362
	StarHub Ltd.	7,847,939	7,106
	OUE Commercial REIT	25,174,734	7,016
	First Resources Ltd.	6,694,655	6,703
	Sheng Siong Group Ltd.	5,731,853	6,640
	iFAST Corp. Ltd.	2,074,900	6,341
	Wing Tai Holdings Ltd.	4,281,495	5,240
*	SIA Engineering Co. Ltd.	2,879,346	5,053
	Prime US REIT	7,202,658	5,045
	UMS Holdings Ltd.	5,824,300	4,991
	Far East Hospitality Trust	10,719,975	4,971
	Thomson Medical Group Ltd.	68,491,981	3,971
	Riverstone Holdings Ltd.	7,006,599	3,963
	Sabana Industrial REIT	11,540,125	3,679
	Nanofilm Technologies International Ltd.	2,489,877	3,633
	First REIT	11,816,933	2,401
	Silverlake Axis Ltd.	7,166,376	2,083
*	Lippo Malls Indonesia Retail Trust	57,058,638	1,985
*	Yoma Strategic Holdings Ltd.	15,880,437	1,543
*,1	Eagle Hospitality Trust	11,225,800	1,538
*	COSCO SHIPPING International Singapore Co. Ltd.	10,616,626	1,518
	Asian Pay Television Trust	17,085,902	1,460
	Bumitama Agri Ltd.	3,227,391	1,402

		Shares	Market Value ($000)
*,1	Best World International Ltd.	1,110,671	1,093
*,1,2	Ezra Holdings Ltd.	20,298,532	162
			3,088,810
South Africa (1.0%)
	Naspers Ltd.	2,794,504	394,826
	FirstRand Ltd.	65,248,907	258,110
	MTN Group Ltd.	23,674,714	198,697
	Standard Bank Group Ltd.	17,471,040	168,319
*	Sasol Ltd.	7,337,384	154,135
	Capitec Bank Holdings Ltd.	1,116,764	134,208
	Impala Platinum Holdings Ltd.	10,698,933	118,625
	Gold Fields Ltd.	11,547,487	106,802
	Absa Group Ltd.	10,098,358	103,483
	Sibanye Stillwater Ltd.	36,801,301	90,404
	Shoprite Holdings Ltd.	6,398,356	86,570
	AngloGold Ashanti Ltd.	5,496,806	81,018
	Bid Corp. Ltd.	4,376,896	80,740
	Sanlam Ltd.	23,157,262	76,052
[2]	Nedbank Group Ltd.	5,523,330	72,200
	Vodacom Group Ltd.	7,850,989	65,231
	Bidvest Group Ltd.	4,475,672	57,626
	Anglo American Platinum Ltd.	741,184	56,857
	Remgro Ltd.	6,686,913	55,064
	Clicks Group Ltd.	3,219,139	54,362
*	Discovery Ltd.	6,933,217	53,577
*	Northam Platinum Holdings Ltd.	4,878,456	51,765
	Aspen Pharmacare Holdings Ltd.	4,989,647	43,730
	Woolworths Holdings Ltd.	12,627,656	40,276
	Exxaro Resources Ltd.	3,194,807	38,834
	Mr Price Group Ltd.	3,369,822	36,691
	Growthpoint Properties Ltd.	44,594,344	36,347
	MultiChoice Group	4,743,354	33,995
	NEPI Rockcastle SA	6,092,227	33,606
[2]	Old Mutual Ltd. (AQXE)	47,182,477	32,349
[2]	Foschini Group Ltd.	4,227,887	30,970
	Reinet Investments SCA	1,780,812	30,949
[3]	Pepkor Holdings Ltd.	23,681,319	28,811
	Thungela Resources Ltd.	1,545,439	27,188
*	Sappi Ltd.	7,486,862	24,794
	Redefine Properties Ltd.	92,453,131	22,712
	Harmony Gold Mining Co. Ltd.	7,057,261	22,544
	Life Healthcare Group Holdings Ltd.	18,397,946	21,797
[2]	Tiger Brands Ltd.	2,169,017	21,481
	Kumba Iron Ore Ltd.	715,538	21,323
	SPAR Group Ltd.	2,559,369	20,733
	Investec Ltd.	3,750,573	20,040
	African Rainbow Minerals Ltd.	1,405,111	19,804
	AVI Ltd.	4,494,502	18,753
	Netcare Ltd.	19,147,294	17,549
	Transaction Capital Ltd.	7,439,443	17,071
	Rand Merchant Investment Holdings Ltd.	9,935,406	16,572
	Truworths International Ltd.	5,160,713	15,929
	Resilient REIT Ltd.	4,398,329	15,253
	Momentum Metropolitan Holdings	17,251,841	15,235
	Pick n Pay Stores Ltd.	4,581,104	15,205
	Motus Holdings Ltd.	2,091,133	14,117
	Barloworld Ltd.	2,531,603	13,969
*	PSG Group Ltd.	2,081,514	11,101

		Shares	Market Value ($000)
	Fortress REIT Ltd. Class A (XJSE)	15,165,549	10,950
	Equites Property Fund Ltd.	9,277,163	10,665
*	Distell Group Holdings Ltd.	1,025,411	10,493
[3]	Dis-Chem Pharmacies Ltd.	5,019,504	9,993
*	Telkom SA SOC Ltd.	3,782,476	9,910
	Royal Bafokeng Platinum Ltd.	1,100,919	9,897
	Hyprop Investments Ltd.	4,437,158	9,865
	Vukile Property Fund Ltd.	10,943,461	9,355
	Old Mutual Ltd.	13,272,256	9,053
[2]	Omnia Holdings Ltd.	2,245,897	8,632
	KAP Industrial Holdings Ltd.	32,689,092	8,506
	Super Group Ltd.	4,875,625	8,231
	Santam Ltd.	526,555	7,753
	Coronation Fund Managers Ltd.	3,518,345	7,201
	JSE Ltd.	1,090,107	7,172
	AECI Ltd.	1,289,198	7,063
	MAS plc	5,543,901	6,844
	DataTec Ltd.	2,443,589	6,465
	Ninety One Ltd.	2,565,144	6,264
	Advtech Ltd.	6,197,666	6,144
	Astral Foods Ltd.	484,939	5,842
*	Steinhoff International Holdings NV (XJSE)	35,050,649	5,429
	Reunert Ltd.	1,909,198	4,714
	Raubex Group Ltd.	2,014,571	4,466
	Investec Property Fund Ltd.	6,424,496	4,210
	Cashbuild Ltd.	267,879	4,067
*	Sun International Ltd.	2,347,668	3,928
	Famous Brands Ltd.	1,001,698	3,834
*	Tsogo Sun Gaming Ltd.	5,767,113	3,758
	SA Corporate Real Estate Ltd.	28,710,616	3,738
*	Fortress REIT Ltd. Class B (XJSE)	14,575,903	3,497
	Wilson Bayly Holmes-Ovcon Ltd.	638,587	3,472
	DRDGOLD Ltd.	5,455,556	3,390
	Hudaco Industries Ltd.	336,958	3,031
*	Blue Label Telecoms Ltd.	7,059,433	3,014
*,2	Steinhoff International Holdings NV (XETR)	19,211,203	2,979
*	Massmart Holdings Ltd.	1,318,469	2,948
*	Attacq Ltd.	7,751,581	2,933
[2]	Brait plc	11,470,719	2,900
[2]	Adcock Ingram Holdings Ltd.	900,911	2,773
	Alexander Forbes Group Holdings Ltd.	8,669,080	2,527
	Emira Property Fund Ltd.	3,808,581	2,339
	Curro Holdings Ltd.	2,716,888	1,756
	Thungela Resources Ltd. (XJSE)	62,776	1,098
	Zeder Investments Ltd.	7,901,408	862
			3,552,360
South Korea (3.4%)
	Samsung Electronics Co. Ltd.	62,200,892	2,944,289
	SK Hynix Inc.	7,078,168	535,087
	Samsung Electronics Co. Ltd. Preference Shares	10,828,952	475,929
	NAVER Corp.	1,884,472	376,972
	Samsung SDI Co. Ltd.	694,602	305,312
	LG Chem Ltd.	607,895	283,130
	Hyundai Motor Co.	1,805,370	272,996
	Kakao Corp.	3,959,499	228,646
	Kia Corp.	3,370,435	211,014
	Celltrion Inc.	1,403,579	205,492
	KB Financial Group Inc.	5,042,830	187,553

		Shares	Market Value ($000)
	POSCO Holdings Inc.	978,500	182,743
	Shinhan Financial Group Co. Ltd.	6,522,732	179,631
*,3	Samsung Biologics Co. Ltd.	240,546	160,220
	Hyundai Mobis Co. Ltd.	805,446	141,764
	Hana Financial Group Inc.	3,768,672	107,997
[2]	HMM Co. Ltd.	5,528,734	106,154
	LG Electronics Inc.	1,441,105	105,118
*,2	LG Energy Solution Ltd.	316,730	103,280
	Samsung C&T Corp.	1,097,542	101,889
*	SK Innovation Co. Ltd.	677,875	98,206
	KT&G Corp.	1,405,299	88,575
	Samsung Electro-Mechanics Co. Ltd.	727,843	80,150
	SK Inc.	471,090	79,907
	Woori Financial Group Inc.	8,284,716	76,026
*,2	Doosan Enerbility Co. Ltd.	5,109,352	74,126
	LG Corp.	1,157,548	72,249
	LG H&H Co. Ltd.	118,215	71,051
[2]	Celltrion Healthcare Co. Ltd.	1,245,157	69,533
*,2	Krafton Inc.	383,865	69,275
	Samsung Fire & Marine Insurance Co. Ltd.	427,604	64,962
	NCSoft Corp.	210,672	60,524
*,2	L&F Co. Ltd.	294,068	52,037
[2]	LG Innotek Co. Ltd.	183,891	51,559
*	Hanwha Solutions Corp.	1,491,472	50,390
	Samsung SDS Co. Ltd.	477,082	50,040
*,2	KakaoBank Corp.	2,028,251	48,376
	Korea Zinc Co. Ltd.	129,367	47,560
*	Korea Electric Power Corp.	2,749,455	47,354
[2]	Ecopro BM Co. Ltd.	508,515	47,024
*	Korean Air Lines Co. Ltd.	2,283,277	44,613
	Hyundai Motor Co. Preference Shares	589,256	42,861
[2]	Amorepacific Corp.	426,504	42,445
*	SK Square Co. Ltd.	1,288,301	42,421
	Korea Aerospace Industries Ltd.	917,241	40,340
	Samsung Life Insurance Co. Ltd.	836,138	39,087
	S-Oil Corp.	536,001	38,204
*,2	HLB Inc.	1,160,854	37,639
*	Korea Shipbuilding & Offshore Engineering Co. Ltd.	565,101	36,928
	Coway Co. Ltd.	734,689	36,243
[2]	POSCO Chemical Co. Ltd.	355,128	36,042
*	Samsung Heavy Industries Co. Ltd.	8,045,988	34,881
[2]	LG Display Co. Ltd.	2,915,667	34,470
	Hyundai Glovis Co. Ltd.	241,385	33,879
*,2	HYBE Co. Ltd.	236,800	32,156
[2]	CJ CheilJedang Corp.	106,229	32,019
*	Samsung Engineering Co. Ltd.	2,059,147	31,168
	Hyundai Engineering & Construction Co. Ltd.	922,682	30,002
[2]	Yuhan Corp.	653,654	29,101
	HD Hyundai Co. Ltd.	656,259	28,777
*	Kangwon Land Inc.	1,396,081	27,906
	DB Insurance Co. Ltd.	584,490	27,202
	LG Uplus Corp.	2,758,542	26,582
[2]	SKC Co. Ltd.	250,358	26,315
	Lotte Chemical Corp.	192,204	26,151
	Hankook Tire & Technology Co. Ltd.	965,591	25,883
	Hyundai Steel Co.	982,498	25,844
	SK Telecom Co. Ltd.	623,818	25,748
	Mirae Asset Securities Co. Ltd.	4,911,694	24,961

		Shares	Market Value ($000)
	Korea Investment Holdings Co. Ltd.	506,949	24,667
*,2	SK Bioscience Co. Ltd.	259,591	24,434
	Industrial Bank of Korea	3,343,005	24,194
[2]	F&F Co. Ltd.	207,373	23,937
	Hanmi Pharm Co. Ltd.	97,168	23,158
	LG Chem Ltd. Preference Shares	103,117	23,149
	E-MART Inc.	264,003	23,008
[2]	Kumho Petrochemical Co. Ltd.	228,938	22,870
[2]	OCI Co. Ltd.	237,198	22,452
[2]	Hotel Shilla Co. Ltd.	405,219	22,445
	Hanwha Aerospace Co. Ltd.	449,525	22,392
	Samsung Securities Co. Ltd.	825,667	22,271
	Orion Corp.	285,478	22,101
	GS Holdings Corp.	670,662	21,498
*,2,3	SK IE Technology Co. Ltd.	334,198	21,156
	BNK Financial Group Inc.	3,862,499	20,211
*,2	Hyundai Rotem Co. Ltd.	971,715	19,909
	Hyundai Marine & Fire Insurance Co. Ltd.	774,352	19,561
	Meritz Fire & Marine Insurance Co. Ltd.	717,909	19,084
[2]	Mando Corp.	430,194	19,017
*,2	SK Biopharmaceuticals Co. Ltd.	316,244	19,013
	GS Engineering & Construction Corp.	816,793	18,778
*,2	Alteogen Inc.	366,022	18,457
*,2	Hyundai Heavy Industries Co. Ltd.	190,690	18,454
*,2	Hyundai Mipo Dockyard Co. Ltd.	262,498	18,216
[2]	Hansol Chemical Co. Ltd.	107,091	18,133
	Hanon Systems	2,099,021	17,229
*,2	Pearl Abyss Corp.	401,398	16,537
*,2	Celltrion Pharm Inc.	247,193	16,142
[2]	DB HiTek Co. Ltd.	461,507	16,068
[2]	Ecopro Co. Ltd.	231,393	15,985
	Cheil Worldwide Inc.	909,235	15,966
	Hanwha Corp.	748,428	15,912
	Fila Holdings Corp.	675,284	15,836
	Shinsegae Inc.	90,129	15,191
[2]	JYP Entertainment Corp.	349,487	14,989
	NH Investment & Securities Co. Ltd.	1,917,344	14,699
*,2	Kakao Games Corp.	372,588	14,605
	SK Chemicals Co. Ltd.	177,944	14,426
	Hyundai Motor Co. Preference Shares	196,118	14,243
[2]	SD Biosensor Inc.	449,258	13,977
	Meritz Securities Co. Ltd.	3,691,772	13,779
*,2	Kakaopay Corp.	277,476	13,464
*,2	Hanjin Kal Corp.	279,027	12,885
[2]	KCC Corp.	55,855	12,559
[2]	Iljin Materials Co. Ltd.	220,881	12,554
	S-1 Corp.	252,390	12,386
	DL E&C Co. Ltd.	394,101	12,336
[2]	LEENO Industrial Inc.	120,733	12,270
[2,3]	Netmarble Corp.	219,992	12,235
[2]	Youngone Corp.	391,573	12,185
	DGB Financial Group Inc.	2,042,019	12,160
[2]	Hyosung Advanced Materials Corp.	39,689	12,059
[2]	SM Entertainment Co. Ltd.	221,994	11,858
	LOTTE Fine Chemical Co. Ltd.	230,372	11,686
[2]	KIWOOM Securities Co. Ltd.	179,313	11,676
[2]	Seegene Inc.	379,383	11,636
	BGF retail Co. Ltd.	80,961	11,279

		Shares	Market Value ($000)
*,2	Naturecell Co. Ltd.	609,415	11,247
[2]	CS Wind Corp.	261,365	11,221
	JB Financial Group Co. Ltd.	1,929,855	11,094
[2]	WONIK IPS Co. Ltd.	454,618	11,082
	Lotte Shopping Co. Ltd.	148,005	10,889
*	CosmoAM&T Co. Ltd.	262,685	10,886
	AMOREPACIFIC Group	380,903	10,839
*,2	Korea Electric Power Corp. ADR	1,248,702	10,764
	Pan Ocean Co. Ltd.	2,468,217	10,744
	LS Corp.	236,636	10,739
	CJ Corp.	174,076	10,697
[2]	Hyundai Wia Corp.	202,659	10,666
[2]	Hyosung TNC Corp.	39,709	10,568
	CJ ENM Co. Ltd.	133,167	10,446
[2]	Posco International Corp.	652,473	10,350
*,2	Hyundai Bioscience Co. Ltd.	469,444	10,344
[2]	Dongjin Semichem Co. Ltd.	375,343	10,313
*,2	HLB Life Science Co. Ltd.	1,046,732	10,311
	Kolon Industries Inc.	243,947	10,299
	Hyundai Department Store Co. Ltd.	197,875	10,164
[2]	Lotte Corp.	351,355	10,113
[2]	Chunbo Co. Ltd.	55,325	10,095
[2]	Wemade Co. Ltd.	218,484	10,014
*,2	Doosan Fuel Cell Co. Ltd.	388,494	9,892
*	CJ Logistics Corp.	109,516	9,829
	GS Retail Co. Ltd.	517,643	9,800
[2]	Soulbrain Co. Ltd.	54,245	9,756
	Korea Gas Corp.	336,528	9,647
	Samsung Card Co. Ltd.	390,129	9,627
*	Daewoo Engineering & Construction Co. Ltd.	2,357,161	9,549
*,2	Shin Poong Pharmaceutical Co. Ltd.	435,133	9,530
	Daeduck Electronics Co. Ltd.	432,879	9,527
*,2	Daewoo Shipbuilding & Marine Engineering Co. Ltd.	618,530	9,494
[2]	Hanwha Systems Co. Ltd.	838,110	9,430
*	GeneOne Life Science Inc.	916,455	9,414
[2]	Hite Jinro Co. Ltd.	401,784	9,366
[2]	Green Cross Corp.	69,966	9,329
[2]	LIG Nex1 Co. Ltd.	137,028	9,322
*,2	KMW Co. Ltd.	379,508	9,303
	NongShim Co. Ltd.	42,961	9,247
[2]	Foosung Co. Ltd.	641,769	9,184
	LS Electric Co. Ltd.	205,299	9,177
[2]	LX Semicon Co. Ltd.	112,451	8,653
[2]	Koh Young Technology Inc.	791,835	8,621
[2]	SFA Engineering Corp.	263,674	8,601
	Daewoong Pharmaceutical Co. Ltd.	60,075	8,501
[2]	People & Technology Inc.	239,220	8,465
[2]	DL Holdings Co. Ltd.	167,652	8,402
[2]	KEPCO Plant Service & Engineering Co. Ltd.	279,561	8,255
*,2	Hugel Inc.	78,549	8,134
[2]	KEPCO Engineering & Construction Co. Inc.	160,235	8,117
[2]	ST Pharm Co. Ltd.	114,181	7,962
[2]	Dongsuh Cos. Inc.	401,203	7,824
	Doosan Bobcat Inc.	324,453	7,793
*	SOLUM Co. Ltd.	464,693	7,690
[2]	Dongkuk Steel Mill Co. Ltd.	747,954	7,671
*,2	Hyundai Doosan Infracore Co. Ltd.	1,764,348	7,587
[2]	SSANGYONG C&E Co. Ltd.	1,475,963	7,587

		Shares	Market Value ($000)
	LX International Corp.	297,829	7,547
	Korean Reinsurance Co.	1,098,507	7,457
[2]	Hyundai Elevator Co. Ltd.	343,115	7,445
*,2	Chabiotech Co. Ltd.	589,413	7,418
[2]	SIMMTECH Co. Ltd.	235,290	7,372
	Chong Kun Dang Pharmaceutical Corp.	105,731	7,338
*,2	LegoChem Biosciences Inc.	214,190	7,246
[2]	Daejoo Electronic Materials Co. Ltd.	124,759	7,206
[2]	Meritz Financial Group Inc.	355,878	7,188
[2]	Com2uSCorp	119,877	7,117
	Hyosung Corp.	120,126	7,102
	ESR Kendall Square REIT Co. Ltd.	1,728,046	6,899
*,2	Oscotec Inc.	314,405	6,880
	MegaStudyEdu Co. Ltd.	101,076	6,873
*,2	Bioneer Corp.	274,105	6,827
[2]	BH Co. Ltd.	298,642	6,812
*,2	Hanwha Life Insurance Co. Ltd.	3,822,156	6,793
[2]	Eo Technics Co. Ltd.	109,001	6,779
[2]	HK inno N Corp.	200,202	6,764
*,2	Creative & Innovative System	589,072	6,659
*,2	Vaxcell-Bio Therapeutics Co. Ltd.	134,870	6,561
[2]	Dawonsys Co. Ltd.	358,870	6,510
[2]	Lotte Chilsung Beverage Co. Ltd.	47,148	6,446
[2]	Kolmar Korea Co. Ltd.	212,442	6,368
*,2	Taihan Electric Wire Co. Ltd.	4,621,569	6,283
*,2	Paradise Co. Ltd.	599,600	6,278
*	Hyundai Electric & Energy System Co. Ltd.	294,421	6,245
*,2	Hanall Biopharma Co. Ltd.	492,712	6,222
*	Genexine Inc.	250,333	6,198
	SK Networks Co. Ltd.	1,850,632	6,196
*	Pharmicell Co. Ltd.	694,271	6,167
[2]	Ottogi Corp.	17,655	6,106
[2]	AfreecaTV Co. Ltd.	90,662	6,105
	Hanmi Semiconductor Co. Ltd.	580,218	6,062
	Douzone Bizon Co. Ltd.	242,166	6,012
*,2	Helixmith Co. Ltd.	424,474	5,962
	LG H&H Co. Ltd. Preference Shares	20,353	5,941
	Humasis Co. Ltd.	403,800	5,925
[2]	HDC Hyundai Development Co-Engineering & Construction	618,924	5,900
[2]	YG Entertainment Inc.	137,793	5,865
[2]	Green Cross Holdings Corp.	367,789	5,844
	Hanmi Science Co. Ltd.	184,607	5,825
	Daewoong Co. Ltd.	267,471	5,822
	LOTTE Reit Co. Ltd.	1,459,335	5,709
[2]	Jusung Engineering Co. Ltd.	433,454	5,689
*,2	Wysiwyg Studios Co. Ltd.	320,411	5,669
[2]	IS Dongseo Co. Ltd.	181,245	5,632
[2]	Cosmax Inc.	104,382	5,568
	Solus Advanced Materials Co. Ltd.	171,776	5,549
	Poongsan Corp.	259,502	5,546
*	TY Holdings Co. Ltd.	389,671	5,543
	LG Electronics Inc. Preference Shares	154,857	5,533
*,2	Hana Tour Service Inc.	143,049	5,501
	Dentium Co. Ltd.	83,314	5,498
*,2	BNC Korea Co. Ltd.	607,977	5,492
[2]	Hanssem Co. Ltd.	123,902	5,488
[2]	Tokai Carbon Korea Co. Ltd.	55,423	5,479
	Hyundai Autoever Corp.	55,797	5,413

		Shares	Market Value ($000)
*,2	ABLBio Inc.	314,589	5,403
	JR Global REIT	1,479,583	5,355
*,2	Medytox Inc.	60,076	5,347
*,2	Studio Dragon Corp.	90,319	5,322
*	Asiana Airlines Inc.	451,128	5,232
	NICE Information Service Co. Ltd.	427,228	5,195
*	CJ CGV Co. Ltd.	322,694	5,190
[2]	Ahnlab Inc.	75,256	5,160
	Innocean Worldwide Inc.	146,157	5,132
*	NHN Corp.	242,802	5,118
*,2	Eubiologics Co. Ltd.	418,800	5,084
*,2	Myoung Shin Industrial Co. Ltd.	355,711	5,048
	Ecopro HN Co. Ltd.	143,313	4,999
[2]	PI Advanced Materials Co. Ltd.	173,181	4,977
*,2	Kumho Tire Co. Inc.	1,815,369	4,957
*,2	GC Cell Corp.	105,862	4,950
*,2	NKMax Co. Ltd.	401,153	4,944
[2]	Taekwang Industrial Co. Ltd.	7,059	4,895
*,2	Hana Micron Inc.	464,441	4,872
[2]	SL Corp.	200,816	4,857
*	GemVax & Kael Co. Ltd.	455,742	4,857
	Hyundai Construction Equipment Co. Ltd.	164,461	4,812
[2]	Innox Advanced Materials Co. Ltd.	165,658	4,752
*,2	Sam Chun Dang Pharm Co. Ltd.	175,286	4,734
*,2	Vidente Co. Ltd.	517,204	4,726
	Samsung Fire & Marine Insurance Co. Ltd. Preference Shares	37,405	4,537
	PharmaResearch Co. Ltd.	80,569	4,515
*	Eoflow Co. Ltd.	288,868	4,447
[2]	Sebang Global Battery Co. Ltd.	106,708	4,442
	Daishin Securities Co. Ltd.	372,579	4,442
	Handsome Co. Ltd.	184,711	4,429
[2]	TKG Huchems Co. Ltd.	285,183	4,421
	Daou Technology Inc.	304,538	4,419
[2]	GOLFZON Co. Ltd.	38,816	4,406
[2]	Intellian Technologies Inc.	83,089	4,393
	Harim Holdings Co. Ltd.	674,293	4,386
[2]	Doosan Co. Ltd.	80,779	4,366
	Samyang Holdings Corp.	75,108	4,350
*,2	SFA Semicon Co. Ltd.	1,023,047	4,329
*	HJ Shipbuilding & Construction Co. Ltd.	811,385	4,310
[2]	Daesang Corp.	255,239	4,287
	KCC Glass Corp.	115,230	4,257
[2]	Park Systems Corp.	55,205	4,236
*,2	STCUBE	429,200	4,234
[2]	Eugene Technology Co. Ltd.	176,398	4,227
[2]	Zinus Inc.	115,464	4,222
*,2	Amicogen Inc.	227,551	4,220
[2]	DongKook Pharmaceutical Co. Ltd.	280,754	4,166
[2]	Seoul Semiconductor Co. Ltd.	475,376	4,150
*,2	Cellivery Therapeutics Inc.	323,792	4,079
*	Hyosung Chemical Corp.	28,283	4,033
[2]	DoubleUGames Co. Ltd.	123,408	4,026
*	Hanwha General Insurance Co. Ltd.	1,033,326	3,996
[2]	Samchully Co. Ltd.	27,948	3,979
*,2	Duk San Neolux Co. Ltd.	159,263	3,957
*	Hyosung Heavy Industries Corp.	84,344	3,907
	Hanjin Transportation Co. Ltd.	188,381	3,896
	Daishin Securities Co. Ltd. Preference Shares	358,018	3,890

		Shares	Market Value ($000)
[2]	RFHIC Corp.	220,289	3,888
	Mcnex Co. Ltd.	151,112	3,883
*,2	Danal Co. Ltd.	664,248	3,827
[2]	Hyundai Greenfood Co. Ltd.	641,517	3,823
	Korea Electric Terminal Co. Ltd.	87,791	3,812
[2]	L&C Bio Co. Ltd.	163,873	3,795
*,2	Lotte Tour Development Co. Ltd.	418,916	3,787
	INTOPS Co. Ltd.	143,096	3,772
	Hanwha Investment & Securities Co. Ltd.	1,464,075	3,772
	Partron Co. Ltd.	564,076	3,755
*	HLB Global Co. Ltd.	513,483	3,740
	Lutronic Corp.	237,862	3,718
*	Korea Line Corp.	2,004,920	3,694
*,2	Enchem Co. Ltd.	90,859	3,655
[2]	Shinsegae International Inc.	153,810	3,644
[2]	Korea Petrochemical Ind Co. Ltd.	37,028	3,631
[2]	SK Discovery Co. Ltd.	130,275	3,614
*	LX Holdings Corp.	521,471	3,511
[2]	Sangsangin Co. Ltd.	499,798	3,499
[2]	Bukwang Pharmaceutical Co. Ltd.	478,267	3,465
*,2	MedPacto Inc.	164,642	3,450
	JW Pharmaceutical Corp.	187,125	3,447
*,2	Binex Co. Ltd.	309,192	3,428
	S&S Tech Corp.	210,846	3,418
*	HLB Therapeutics Co. Ltd.	360,052	3,416
*,2	NEPES Corp.	216,706	3,398
	SNT Motiv Co. Ltd.	97,223	3,298
*	Shinsung E&G Co. Ltd.	2,040,230	3,258
[2]	KH Vatec Co. Ltd.	197,214	3,248
*,2	Neowiz	151,553	3,231
[2]	Seojin System Co. Ltd.	259,652	3,208
*,2	Webzen Inc.	211,730	3,192
*,2	Medipost Co. Ltd.	195,484	3,191
*,2	Yungjin Pharmaceutical Co. Ltd.	1,145,473	3,153
	LF Corp.	232,869	3,134
[2]	Hankook & Co. Co. Ltd.	329,388	3,125
*,2	Ananti Inc.	566,488	3,094
	Ilyang Pharmaceutical Co. Ltd.	168,671	3,094
[2]	Doosan Tesna Inc.	128,916	3,085
	Songwon Industrial Co. Ltd.	209,953	3,066
[2]	Posco ICT Co. Ltd.	679,970	3,055
*,2	Grand Korea Leisure Co. Ltd.	275,197	3,050
*	DIO Corp.	143,992	3,039
[2]	TES Co. Ltd.	187,914	3,038
[2]	Boryung	351,226	3,037
	Samwha Capacitor Co. Ltd.	91,105	3,015
*,2	UniTest Inc.	202,946	2,997
*,2	Mezzion Pharma Co. Ltd.	196,872	2,921
	Dongwon Industries Co. Ltd.	16,890	2,920
*,2	CMG Pharmaceutical Co. Ltd.	1,383,322	2,912
[2]	Orion Holdings Corp.	248,639	2,883
*,2	NHN KCP Corp.	278,495	2,872
	Youlchon Chemical Co. Ltd.	157,587	2,846
*,2	iNtRON Biotechnology Inc.	331,610	2,840
*	Sambu Engineering & Construction Co. Ltd.	1,820,197	2,832
[2]	Young Poong Corp.	6,643	2,808
[2]	Hansae Co. Ltd.	216,336	2,797
	SK Gas Ltd.	31,702	2,751

		Shares	Market Value ($000)
[2]	ITM Semiconductor Co. Ltd.	103,309	2,745
	Nature Holdings Co. Ltd.	117,662	2,738
*	Hancom Inc.	204,172	2,729
[2]	ENF Technology Co. Ltd.	115,160	2,719
[2]	LX Hausys Ltd.	80,792	2,715
*,2	Komipharm International Co. Ltd.	484,923	2,705
	Hyundai Home Shopping Network Corp.	66,559	2,682
	i-SENS Inc.	99,344	2,651
	Dong-A Socio Holdings Co. Ltd.	34,233	2,636
	Vieworks Co. Ltd.	83,129	2,630
*,2	Insun ENT Co. Ltd.	373,794	2,575
*	CrystalGenomics Inc.	787,258	2,547
	Halla Holdings Corp.	84,866	2,542
*,2	Com2uS Holdings Corp.	60,499	2,541
	InBody Co. Ltd.	132,332	2,540
*,2	Ace Technologies Corp.	434,754	2,538
[2]	Sungwoo Hitech Co. Ltd.	604,616	2,503
	HDC Holdings Co. Ltd.	464,161	2,494
	Amorepacific Corp. Preference Shares	65,764	2,433
	Dong-A ST Co. Ltd.	51,072	2,425
	Lotte Confectionery Co. Ltd.	26,753	2,421
[2]	Huons Co. Ltd.	82,572	2,396
	Korea Real Estate Investment & Trust Co. Ltd.	1,850,286	2,391
*,2	Solid Inc.	587,150	2,390
[2]	Advanced Process Systems Corp.	170,112	2,380
*,2	Enzychem Lifesciences Corp.	139,323	2,380
	NICE Holdings Co. Ltd.	218,629	2,367
[2]	Hanil Cement Co. Ltd.	211,513	2,327
	SK Securities Co. Ltd.	3,951,073	2,319
	Korea United Pharm Inc.	115,149	2,279
	HS Industries Co. Ltd.	577,669	2,259
*,2	Kuk-il Paper Manufacturing Co. Ltd.	1,083,583	2,242
*,2	Daea TI Co. Ltd.	800,898	2,235
	Youngone Holdings Co. Ltd.	60,173	2,225
	Tongyang Inc.	2,409,270	2,224
*,1,2	SillaJen Inc.	887,353	2,186
	Kwang Dong Pharmaceutical Co. Ltd.	434,519	2,175
*,2	Modetour Network Inc.	185,816	2,170
	Binggrae Co. Ltd.	57,981	2,139
	Mirae Asset Life Insurance Co. Ltd.	887,668	2,090
[2]	Gradiant Corp.	143,872	2,083
*	Giantstep Inc.	104,385	2,069
[2]	Seobu T&D	332,952	2,051
	Hansol Paper Co. Ltd.	184,726	2,031
	KUMHOE&C Co. Ltd.	314,195	2,012
[2]	Cuckoo Homesys Co. Ltd.	82,593	2,006
*	OliX Pharmaceuticals Inc.	125,126	1,994
	Nexen Tire Corp.	417,313	1,991
[2]	Yuanta Securities Korea Co. Ltd.	879,876	1,958
	LOTTE Himart Co. Ltd.	147,046	1,951
*,2	Inscobee Inc.	1,232,262	1,935
*,2	Samsung Pharmaceutical Co. Ltd.	721,503	1,927
	Daol Investment & Securities Co. Ltd.	549,043	1,923
	KISWIRE Ltd.	114,670	1,860
	Chongkundang Holdings Corp.	39,812	1,834
	LG HelloVision Co. Ltd.	413,799	1,821
	KC Tech Co. Ltd.	131,583	1,810
	Seah Besteel Holdings Corp.	150,066	1,799

		Shares	Market Value ($000)
	iMarketKorea Inc.	223,546	1,785
	SPC Samlip Co. Ltd.	28,906	1,762
	Tongyang Life Insurance Co. Ltd.	420,958	1,753
*	Aprogen pharmaceuticals Inc.	3,377,804	1,751
[2]	Namhae Chemical Corp.	234,033	1,750
[2]	OptoElectronics Solutions Co. Ltd.	96,861	1,741
	TK Corp.	170,806	1,720
*	Peptron Inc.	241,087	1,713
[2]	CJ Freshway Corp.	59,987	1,708
	Dongwon F&B Co. Ltd.	13,754	1,611
	Namyang Dairy Products Co. Ltd.	5,650	1,606
	Sung Kwang Bend Co. Ltd.	186,041	1,599
	Kolon Corp.	80,912	1,564
	Jeil Pharmaceutical Co. Ltd.	86,660	1,553
*,2	Toptec Co. Ltd.	272,405	1,552
*,1	S-MAC Co. Ltd.	589,025	1,536
*	Hansol Technics Co. Ltd.	330,902	1,528
	Maeil Dairies Co. Ltd.	33,318	1,525
	Taeyoung Engineering & Construction Co. Ltd.	287,481	1,520
*	KH FEELUX Co. Ltd.	1,338,439	1,500
*,2	Cafe24 Corp.	149,336	1,500
*	AbClon Inc.	166,586	1,487
*,2	Cellid Co. Ltd.	83,905	1,458
	Daeduck Co. Ltd.	282,865	1,457
	KB Financial Group Inc. ADR	38,935	1,444
*	Interflex Co. Ltd.	140,528	1,439
	E1 Corp.	41,656	1,434
	CJ CheilJedang Corp. Preference Shares	10,855	1,413
	Korea Asset In Trust Co. Ltd.	519,283	1,385
	Samyang Corp.	41,631	1,355
	KISCO Corp.	251,497	1,324
	KC Co. Ltd.	86,219	1,296
[2]	Huons Global Co. Ltd.	71,504	1,283
	Eugene Investment & Securities Co. Ltd.	571,530	1,280
*,2	Namsun Aluminum Co. Ltd.	716,551	1,280
	Samsung SDI Co. Ltd. Preference Shares	5,480	1,242
	KT Skylife Co. Ltd.	175,300	1,214
	Kolmar Korea Holdings Co. Ltd.	86,871	1,198
	Hankook Shell Oil Co. Ltd.	6,264	1,196
	Dae Han Flour Mills Co. Ltd.	10,856	1,193
*	Lock&Lock Co. Ltd.	184,572	1,175
*,2	Dongsung Pharmaceutical Co. Ltd.	194,596	1,173
	Humedix Co. Ltd.	63,493	1,172
*,2	Wonik Holdings Co. Ltd.	372,887	1,163
	ICD Co. Ltd.	158,342	1,160
*	Anterogen Co. Ltd.	69,254	1,129
[2]	Soulbrain Holdings Co. Ltd.	68,087	1,114
*	Able C&C Co. Ltd.	260,162	1,066
	Byucksan Corp.	498,346	1,061
	BGF Co. Ltd.	325,638	1,058
[2]	Cuckoo Holdings Co. Ltd.	79,060	1,052
*,2	Telcon RF Pharmaceutical Inc.	919,001	1,042
*,2	Eutilex Co. Ltd.	263,407	993
[2]	Woongjin Thinkbig Co. Ltd.	505,235	992
	Aekyung Industrial Co. Ltd.	85,731	984
[2]	HYUNDAI Corp.	79,528	975
	Hyundai Livart Furniture Co. Ltd.	102,947	927
*,2	CUROCOM Co. Ltd.	1,051,364	923

		Shares	Market Value ($000)
*	Homecast Co. Ltd.	300,270	899
	Hyundai Engineering & Construction Co. Ltd. Preference Shares	15,876	854
	Eusu Holdings Co. Ltd.	181,342	838
	Hansol Holdings Co. Ltd.	304,870	823
	Hyundai Bioland Co. Ltd.	84,630	816
	Kyobo Securities Co. Ltd.	162,374	808
	Sam Young Electronics Co. Ltd.	95,857	800
*	SCM Lifescience Co. Ltd.	85,596	708
	Hanil Holdings Co. Ltd.	80,249	671
	DB Financial Investment Co. Ltd.	161,159	644
	Sindoh Co. Ltd.	19,495	476
			12,065,023
Spain (1.4%)
	Iberdrola SA	78,152,892	834,554
	Banco Santander SA	221,276,811	553,606
	Banco Bilbao Vizcaya Argentaria SA	86,061,639	390,003
[3]	Cellnex Telecom SA	7,975,412	356,733
	Industria de Diseno Textil SA	13,804,322	335,265
*	Amadeus IT Group SA	5,590,316	325,973
	Telefonica SA	67,754,368	302,435
	Repsol SA	16,857,514	210,015
	CaixaBank SA	57,922,342	173,926
	Ferrovial SA	6,295,663	168,586
*,3	Aena SME SA	926,612	117,207
	Red Electrica Corp. SA	5,662,072	111,319
	Endesa SA	4,160,209	76,254
	ACS Actividades de Construccion y Servicios SA	2,977,549	71,573
[2]	Enagas SA	3,266,842	64,483
*	Grifols SA	4,234,035	61,782
[2]	Acciona SA	298,993	61,524
	Naturgy Energy Group SA	1,895,610	55,602
*	Siemens Gamesa Renewable Energy SA	2,956,029	54,389
	Banco de Sabadell SA	73,873,898	47,299
	Merlin Properties Socimi SA	4,380,538	46,985
	Bankinter SA	8,993,082	44,278
	Corp. ACCIONA Energias Renovables SA	749,083	32,830
*	Grifols SA Preference Shares Class B	3,486,628	31,413
	Viscofan SA	521,523	30,373
	Inmobiliaria Colonial Socimi SA	4,546,187	30,121
	Fluidra SA	1,471,851	27,512
	Acerinox SA	2,777,564	27,099
*	Iberdrola SA	2,147,160	22,889
	Mapfre SA	13,111,698	21,177
	Grupo Catalana Occidente SA	673,659	20,089
*	Solaria Energia y Medio Ambiente SA	789,070	18,194
	CIE Automotive SA	690,323	18,159
	Cia de Distribucion Integral Logista Holdings SA	850,990	17,542
	Faes Farma SA	4,042,472	17,240
	Ebro Foods SA	968,248	16,113
	Laboratorios Farmaceuticos Rovi SA	286,694	15,011
	Indra Sistemas SA	1,596,510	14,604
[3]	Unicaja Banco SA	16,326,636	14,123
	Applus Services SA	1,856,083	13,508
	Sacyr SA	5,214,692	11,926
[2]	Pharma Mar SA	178,032	10,967
	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	8,968,054	9,953
	Corp. Financiera Alba SA	184,088	9,711
	Almirall SA	968,297	9,349

		Shares	Market Value ($000)
*	Melia Hotels International SA	1,396,581	8,809
[3]	Gestamp Automocion SA	2,064,230	7,941
	Construcciones y Auxiliar de Ferrocarriles SA	232,845	6,894
[3]	Neinor Homes SA	566,970	6,098
	Prosegur Cia de Seguridad SA	3,375,298	6,019
[3]	Global Dominion Access SA	1,403,251	5,643
	Ence Energia y Celulosa SA	1,637,563	5,425
	Fomento de Construcciones y Contratas SA	532,863	5,280
	Lar Espana Real Estate Socimi SA	971,527	4,755
[3]	Aedas Homes SA	241,004	4,129
	Atresmedia Corp. de Medios de Comunicacion SA	1,133,031	3,482
[3]	Prosegur Cash SA	4,598,916	3,351
*,2	Tecnicas Reunidas SA	403,858	2,681
*,2	Distribuidora Internacional de Alimentacion SA	198,636,578	2,671
*	Mediaset Espana Comunicacion SA	698,142	2,429
*,2	NH Hotel Group SA	261,569	919
	Banco Santander SA (XMEX)	4	—
*,1,2	Let's GOWEX SA	155,449	—
			4,980,220
Sweden (2.2%)
	Investor AB Class B	24,858,499	463,902
	Atlas Copco AB Class A	32,901,708	384,600
	Volvo AB Class B	21,296,768	382,363
	Telefonaktiebolaget LM Ericsson Class B	39,820,782	302,887
	Hexagon AB Class B	24,664,586	290,414
	Assa Abloy AB Class B	12,062,961	285,000
	Sandvik AB	14,159,999	260,915
	Atlas Copco AB Class B	20,238,529	210,232
	Swedish Match AB	19,999,051	209,361
	Skandinaviska Enskilda Banken AB Class A	18,957,497	205,375
	Essity AB Class B	8,024,329	204,260
[3]	Evolution AB	2,102,271	203,985
	Swedbank AB Class A	13,219,957	183,099
	Svenska Handelsbanken AB Class A	19,390,145	174,355
	Nibe Industrier AB Class B	15,743,564	158,602
[2]	H & M Hennes & Mauritz AB Class B	11,526,530	147,477
	Epiroc AB Class A	8,282,203	146,443
	Investor AB Class A	6,159,758	126,646
	Telia Co. AB	33,771,317	124,763
	Alfa Laval AB	4,127,300	123,414
	Boliden AB	3,596,720	120,198
	Svenska Cellulosa AB SCA Class B	8,083,047	118,171
	EQT AB	3,739,676	101,507
	Indutrade AB	3,695,945	86,868
	SKF AB Class B	5,072,531	85,368
	Tele2 AB Class B	7,227,703	82,567
	Skanska AB Class B	4,712,962	80,403
	Trelleborg AB Class B	3,189,491	78,368
	Epiroc AB Class B	4,882,330	77,549
	Industrivarden AB Class A	2,881,162	75,175
	Getinge AB Class B	2,943,390	66,420
	Industrivarden AB Class C	2,346,897	60,551
*	Kinnevik AB Class B	3,349,059	60,323
	Lifco AB Class B	2,982,717	58,062
	Sagax AB Class B	2,240,954	57,754
	Castellum AB	3,368,170	53,999
*,2	Volvo Car AB Class B	7,051,193	52,502
	Holmen AB Class B	1,264,668	51,968

		Shares	Market Value ($000)
	Beijer Ref AB Class B	3,229,469	51,228
*	Swedish Orphan Biovitrum AB	2,317,114	50,886
*	Fastighets AB Balder Class B	7,926,801	50,637
	Investment AB Latour Class B	1,880,686	46,794
	L E Lundbergforetagen AB Class B	978,268	46,428
	Husqvarna AB Class B	5,690,221	45,350
	Axfood AB	1,414,469	44,907
	Saab AB Class B	1,201,772	43,472
	AddTech AB Class B	2,482,996	42,506
[2]	Electrolux AB Class B	2,917,570	42,083
	Securitas AB Class B	4,041,631	40,870
	AAK AB	2,288,131	39,996
[3]	Thule Group AB	1,377,538	39,992
	SSAB AB Class B	8,051,473	36,942
	BillerudKorsnas AB	2,786,776	35,945
	Fabege AB	3,357,832	34,468
	Hexpol AB	3,274,798	34,156
[2]	Elekta AB Class B	4,702,779	33,966
[2]	Avanza Bank Holding AB	1,626,084	31,376
	Hexatronic Group AB	2,567,941	31,151
*	Sectra AB Class B	1,692,913	31,080
	Nordnet AB publ	2,245,707	30,166
	Wihlborgs Fastigheter AB	3,491,669	29,774
*	Viaplay Group AB Class B	998,839	29,656
	Sweco AB Class B	2,650,799	29,565
[3]	Dometic Group AB	4,216,715	28,597
	Vitrolife AB	862,469	28,138
	Loomis AB Class B	969,946	27,351
[3]	Bravida Holding AB	2,651,964	26,857
[2]	Samhallsbyggnadsbolaget i Norden AB Ordinary Shares	13,927,242	25,841
	Volvo AB Class A	1,348,097	25,120
	AddLife AB Class B	1,434,354	24,712
	Storskogen Group AB Class B	18,102,256	24,081
	Nyfosa AB	2,419,242	22,587
	Wallenstam AB Class B	4,411,570	22,487
	Intrum AB	1,021,002	21,809
	Hufvudstaden AB Class A	1,447,992	19,987
*,2,3	Sinch AB	7,808,843	19,798
	AFRY AB	1,283,381	19,597
	Bure Equity AB	718,877	19,137
	Biotage AB	857,591	18,866
	Catena AB	401,752	18,410
	SSAB AB Class A	3,751,997	18,157
	Electrolux Professional AB Class B	2,956,874	18,081
	Peab AB Class B	2,597,223	17,719
	HMS Networks AB	369,049	17,592
*	Pandox AB Class B	1,176,294	17,251
	JM AB	921,509	17,101
	Arjo AB Class B	2,959,697	16,258
	Addnode Group AB Class B	1,525,618	15,887
	Lindab International AB	906,487	15,867
*	Truecaller AB Class B	1,993,982	15,637
	Instalco AB	3,143,499	15,561
	MIPS AB	286,764	15,342
*	Stillfront Group AB	5,801,370	15,202
*	Modern Times Group MTG AB Class B	1,420,250	14,700
	Vitec Software Group AB Class B	315,073	14,527
	Bilia AB Class A	999,868	14,128

		Shares	Market Value ($000)
	Nolato AB Class B	2,306,998	13,883
	NCC AB Class B	1,287,822	13,374
	Mycronic AB	893,591	13,143
	Ratos AB Class B	2,581,081	12,930
	Granges AB	1,378,351	12,780
	Corem Property Group AB Class B	9,029,493	12,143
	Bufab AB	386,871	11,672
	Hemnet Group AB	768,483	11,648
	Medicover AB Class B	763,595	11,508
	Beijer Alma AB	564,328	11,333
*	Cibus Nordic Real Estate AB	630,502	11,301
*	Betsson AB Class B	1,565,943	10,825
	Concentric AB	492,901	10,560
*,2	Cint Group AB	1,483,821	10,473
[3]	Munters Group AB	1,400,989	10,449
*	Sdiptech AB Class B	374,358	10,438
	Troax Group AB	441,993	9,397
	Atrium Ljungberg AB Class B	614,834	9,142
	NP3 Fastigheter AB	364,328	9,107
	Dios Fastigheter AB	1,150,351	9,093
	SkiStar AB	526,362	8,171
*,2,3	Scandic Hotels Group AB	1,727,028	7,072
	INVISIO AB	415,121	6,776
	MEKO AB	541,631	6,367
[2]	Svenska Handelsbanken AB Class B	595,156	6,184
*,2,3	Boozt AB	835,935	5,889
*	Cary Group AB	923,109	5,779
	Platzer Fastigheter Holding AB Class B	670,007	5,744
*	Camurus AB	247,753	5,630
	Systemair AB	921,436	5,577
	Clas Ohlson AB Class B	488,300	5,539
	Cloetta AB Class B	2,762,647	5,530
	Sagax AB	1,653,714	4,788
	Fagerhult AB	860,153	4,679
	Investment AB Oresund	422,877	4,638
*,2	Hansa Biopharma AB	561,532	4,507
	Nobia AB	1,499,261	4,355
[3]	Resurs Holding AB	1,858,969	4,343
	Corem Property Group AB Preference Shares	142,937	3,985
	Volati AB	263,222	3,723
	Bonava AB Class B	990,166	3,709
*,2	BHG Group AB	1,040,829	3,557
*	VNV Global AB	1,236,975	3,493
*	Collector AB	993,225	3,451
[2]	Orron Energy ab	2,464,576	3,043
*,3	Attendo AB	1,245,030	3,031
	Telefonaktiebolaget LM Ericsson Class A	295,907	2,430
[2]	Samhallsbyggnadsbolaget i Norden AB	1,253,320	2,404
*,2	BICO Group AB Class B	408,759	1,623
[2]	Skandinaviska Enskilda Banken AB Class C	75,251	930
	Svenska Cellulosa AB SCA Class A	29,431	435
	NCC AB Class A	33,477	383
	Bonava AB	73,624	291
*,1	OW Bunker A/S	129,331	—
			7,944,880
Switzerland (5.7%)
	Nestle SA (Registered)	36,319,306	4,450,106
	Roche Holding AG	9,212,320	3,058,532

		Shares	Market Value ($000)
	Novartis AG (Registered)	27,309,671	2,346,711
	Zurich Insurance Group AG	1,950,092	851,270
	Cie Financiere Richemont SA (Registered)	6,719,342	810,202
	ABB Ltd. (Registered)	21,242,848	645,775
	Lonza Group AG (Registered)	972,969	591,323
	Sika AG (Registered)	2,011,674	497,059
	Alcon Inc.	6,051,477	476,276
	Givaudan SA (Registered)	121,378	424,284
	Partners Group Holding AG	294,569	321,595
	Swiss Re AG	3,796,161	284,852
*	Holcim AG	5,767,792	270,444
	Sonova Holding AG (Registered)	689,255	248,257
	Geberit AG (Registered)	456,197	240,268
	Swiss Life Holding AG (Registered)	408,058	216,163
	Credit Suisse Group AG (Registered)	33,601,232	195,444
	Straumann Holding AG (Registered)	1,402,384	189,673
	SGS SA (Registered)	77,406	188,907
	Swisscom AG (Registered)	333,617	180,366
	Kuehne + Nagel International AG (Registered)	658,520	177,353
	Chocoladefabriken Lindt & Spruengli AG (Registered)	1,338	154,301
	Roche Holding AG (Bearer)	376,522	153,495
	Chocoladefabriken Lindt & Spruengli AG	13,593	150,320
	Julius Baer Group Ltd.	2,823,154	145,985
*	Vifor Pharma AG	680,764	119,200
*	SIG Group AG	4,407,312	114,979
	Logitech International SA (Registered)	1,903,028	107,069
	Schindler Holding AG	537,150	104,991
	Swatch Group AG	392,725	104,550
	Barry Callebaut AG (Registered)	46,816	103,728
[3]	VAT Group AG	336,862	98,085
	Baloise Holding AG (Registered)	590,393	94,067
	Swiss Prime Site AG (Registered)	995,356	90,641
	EMS-Chemie Holding AG (Registered)	93,374	74,147
	Adecco Group AG (Registered)	2,085,678	73,472
	PSP Swiss Property AG (Registered)	565,333	67,609
	Georg Fischer AG (Registered)	1,079,615	65,985
*	Holcim AG (XPAR)	1,401,544	65,654
	Temenos AG (Registered)	792,957	62,939
	Tecan Group AG (Registered)	165,913	58,922
*	Clariant AG (Registered)	2,972,571	55,693
	Helvetia Holding AG (Registered)	457,239	52,276
[3]	Galenica AG	634,547	50,237
	Belimo Holding AG (Registered)	120,769	49,577
	Schindler Holding AG (Registered)	248,585	47,203
*	Flughafen Zurich AG (Registered)	249,579	41,504
*	Siegfried Holding AG (Registered)	52,793	39,070
	DKSH Holding AG	469,914	38,626
[2]	Banque Cantonale Vaudoise (Registered)	370,720	34,518
	Bucher Industries AG (Registered)	85,717	32,910
	Allreal Holding AG (Registered)	192,900	31,915
*	Dufry AG (Registered)	814,911	30,683
	Cembra Money Bank AG	385,431	28,018
	Bachem Holding AG (Registered) Class B	404,803	27,297
	BKW AG	237,447	27,014
*	ams-OSRAM AG	3,241,429	26,757
	Emmi AG (Registered)	25,670	25,541
	Swatch Group AG (Registered)	508,079	25,373
	SFS Group AG	222,981	24,510

		Shares	Market Value ($000)
	Mobimo Holding AG (Registered)	95,099	24,486
	Vontobel Holding AG (Registered)	361,420	23,773
	Daetwyler Holding AG	96,932	23,628
[2]	Stadler Rail AG	702,827	22,762
	Huber + Suhner AG (Registered)	243,667	21,940
*	Landis+Gyr Group AG	325,077	21,457
	Inficon Holding AG (Registered)	25,157	20,995
*,2	Meyer Burger Technology AG	34,702,441	20,633
	OC Oerlikon Corp. AG (Registered)	2,548,279	19,721
*	Softwareone Holding AG	1,420,786	19,338
*,2	Idorsia Ltd.	1,576,035	19,274
	dormakaba Holding AG	39,643	18,885
	Interroll Holding AG (Registered)	7,156	18,885
	Burckhardt Compression Holding AG	41,201	18,614
	Valiant Holding AG (Registered)	205,937	18,552
	Comet Holding AG (Registered)	97,412	17,966
	Forbo Holding AG (Registered)	12,632	16,963
	St. Galler Kantonalbank AG (Registered)	34,494	16,432
*,3	Sensirion Holding AG	133,046	15,441
	Kardex Holding AG (Registered)	76,958	15,432
	Sulzer AG (Registered)	229,372	15,376
*	Aryzta AG	12,339,843	14,103
*,2	Dottikon Es Holding AG (Registered)	57,345	14,090
[2]	Schweiter Technologies AG	12,279	13,930
	Swissquote Group Holding SA (Registered)	113,439	13,791
	VZ Holding AG	165,483	13,536
	Valora Holding AG (Registered)	48,269	13,194
	Komax Holding AG (Registered)	46,382	12,582
	Bystronic AG	16,955	12,544
	LEM Holding SA (Registered)	6,045	12,010
[2]	Vifor Pharma AG	66,956	11,993
*	u-blox Holding AG	86,349	10,108
*,3	PolyPeptide Group AG	195,957	9,299
	Leonteq AG	144,335	8,606
	Intershop Holding AG	12,617	8,483
	Arbonia AG	578,612	8,229
	Bobst Group SA (Registered)	99,366	8,195
	SKAN Group AG	141,731	8,021
[3]	Medacta Group SA	79,763	7,897
	Bossard Holding AG (Registered) Class A	34,708	7,736
*	EFG International AG	975,327	7,596
	Zehnder Group AG	115,930	7,485
*,2	Zur Rose Group AG	103,949	7,422
*,2	Basilea Pharmaceutica AG (Registered)	155,160	7,190
[3]	Medmix AG	316,117	7,164
*	ALSO Holding AG (Registered)	37,534	6,959
	Vetropack Holding AG (Registered) Class A	173,030	6,875
[2]	COSMO Pharmaceuticals NV	126,334	6,779
	Bell Food Group AG (Registered)	22,187	5,938
	Ypsomed Holding AG (Registered)	41,454	5,884
*,3	Montana Aerospace AG	285,172	5,681
*	Implenia AG (Registered)	201,756	5,336
*,3	Medartis Holding AG	57,312	5,105
	Autoneum Holding AG	41,303	4,788
	Rieter Holding AG (Registered)	37,336	4,237
[2]	Ascom Holding AG (Registered)	425,921	3,321
	Hiag Immobilien Holding AG	35,760	3,217
[2]	VP Bank AG Class A	34,189	2,977

		Shares	Market Value ($000)
*	Swiss Steel Holding AG	9,189,760	2,589
	APG SGA SA	12,044	2,302
			20,091,466
Taiwan (4.4%)
	Taiwan Semiconductor Manufacturing Co. Ltd.	315,727,748	5,414,594
	Hon Hai Precision Industry Co. Ltd.	156,800,135	573,065
	MediaTek Inc.	19,558,239	450,623
	Delta Electronics Inc.	28,371,649	246,752
	Formosa Plastics Corp.	64,006,724	197,418
*	United Microelectronics Corp.	143,634,905	193,226
	Chunghwa Telecom Co. Ltd.	46,438,198	188,429
	CTBC Financial Holding Co. Ltd.	238,584,922	183,298
	Fubon Financial Holding Co. Ltd.	92,375,691	173,520
	Mega Financial Holding Co. Ltd.	143,010,675	169,412
	Nan Ya Plastics Corp.	74,218,133	167,259
	Cathay Financial Holding Co. Ltd.	108,731,283	165,876
	E.Sun Financial Holding Co. Ltd.	177,953,803	164,036
	China Steel Corp.	162,188,247	151,008
	Uni-President Enterprises Corp.	63,124,979	148,605
	ASE Technology Holding Co. Ltd.	44,759,461	130,431
	Chailease Holding Co. Ltd.	18,298,167	130,132
	First Financial Holding Co. Ltd.	134,598,494	121,581
	Taiwan Cooperative Financial Holding Co. Ltd.	128,895,138	118,176
	Evergreen Marine Corp. Taiwan Ltd.	33,032,779	106,147
	Formosa Chemicals & Fibre Corp.	45,185,437	105,929
	Yuanta Financial Holding Co. Ltd.	152,590,008	102,281
	Taiwan Cement Corp.	78,338,929	101,658
	Hua Nan Financial Holdings Co. Ltd.	129,558,718	100,229
*	Quanta Computer Inc.	35,019,648	99,419
	Largan Precision Co. Ltd.	1,345,346	94,366
	China Development Financial Holding Corp.	211,519,115	91,565
	Unimicron Technology Corp.	16,518,661	88,122
	Asustek Computer Inc.	9,295,511	87,690
	Hotai Motor Co. Ltd.	4,189,625	84,852
	SinoPac Financial Holdings Co. Ltd.	138,124,200	78,231
	Taiwan Mobile Co. Ltd.	22,714,541	77,081
	E Ink Holdings Inc.	11,685,378	76,876
	Taishin Financial Holding Co. Ltd.	142,661,792	75,097
	Shanghai Commercial & Savings Bank Ltd.	43,257,560	72,617
	Realtek Semiconductor Corp.	6,245,988	71,827
	President Chain Store Corp.	7,393,379	69,907
	Yageo Corp.	6,022,583	69,537
	Novatek Microelectronics Corp.	7,515,121	66,951
	Advantech Co. Ltd.	5,437,894	62,559
	Silergy Corp.	3,303,644	61,826
	Lite-On Technology Corp.	28,102,809	61,663
	Accton Technology Corp.	6,989,436	58,333
	Pegatron Corp.	26,968,541	56,143
*	Airtac International Group	2,043,008	56,002
	Catcher Technology Co. Ltd.	9,619,062	54,939
	Far EasTone Telecommunications Co. Ltd.	20,977,902	52,891
	Far Eastern New Century Corp.	51,896,493	52,802
	Chang Hwa Commercial Bank Ltd.	87,135,035	51,883
	Yang Ming Marine Transport Corp.	17,059,962	51,449
	Formosa Petrochemical Corp.	17,950,003	50,761
	Shin Kong Financial Holding Co. Ltd.	176,484,405	50,448
	Walsin Lihwa Corp.	41,288,176	46,971
	Asia Cement Corp.	32,448,955	45,026

		Shares	Market Value ($000)
	Wan Hai Lines Ltd.	12,052,275	43,306
	Globalwafers Co. Ltd.	2,790,436	42,270
	Voltronic Power Technology Corp.	855,425	42,016
	Compal Electronics Inc.	54,592,652	41,691
*	Ruentex Development Co. Ltd.	20,597,183	37,843
	AUO Corp.	82,815,874	37,188
*	Eva Airways Corp.	31,962,943	36,674
	eMemory Technology Inc.	909,253	36,145
	Eclat Textile Co. Ltd.	2,608,128	35,660
	Micro-Star International Co. Ltd.	8,968,460	35,505
	Parade Technologies Ltd.	916,732	34,523
*	Tatung Co. Ltd.	29,031,778	33,879
	Wistron Corp.	37,938,524	33,652
	Sino-American Silicon Products Inc.	7,010,540	33,446
	Synnex Technology International Corp.	17,872,184	33,156
	WPG Holdings Ltd.	19,589,420	32,913
	Feng TAY Enterprise Co. Ltd.	5,824,873	32,632
	Giant Manufacturing Co. Ltd.	3,942,958	32,260
	Pou Chen Corp.	35,631,366	31,993
	Inventec Corp.	40,118,836	31,864
	Zhen Ding Technology Holding Ltd.	8,261,214	31,291
	Winbond Electronics Corp.	38,579,469	30,035
	Chroma ATE Inc.	5,180,121	29,908
	Cheng Shin Rubber Industry Co. Ltd.	24,423,063	28,984
	Vanguard International Semiconductor Corp.	11,839,461	28,516
	Wiwynn Corp.	1,148,000	28,398
	Acer Inc.	37,354,771	28,342
	China Airlines Ltd.	36,859,442	28,165
	Win Semiconductors Corp.	5,289,163	28,097
	Taiwan Business Bank	67,565,759	28,043
	Taiwan High Speed Rail Corp.	27,972,487	27,338
	Lien Hwa Industrial Holdings Corp.	13,529,642	27,151
	Powertech Technology Inc.	9,390,231	26,916
	Hiwin Technologies Corp.	3,642,528	26,331
	ASPEED Technology Inc.	404,660	26,118
	Macronix International Co. Ltd.	23,661,546	25,943
	Teco Electric & Machinery Co. Ltd.	25,830,034	25,420
	Sinbon Electronics Co. Ltd.	2,722,391	25,283
	Merida Industry Co. Ltd.	3,233,004	24,963
*	Oneness Biotech Co. Ltd.	3,882,000	24,474
	TA Chen Stainless Pipe	20,717,662	24,289
	Foxconn Technology Co. Ltd.	14,703,233	24,261
	Compeq Manufacturing Co. Ltd.	14,393,494	23,590
	Innolux Corp.	67,094,515	23,237
	Tripod Technology Corp.	6,595,270	22,629
*	Walsin Technology Corp.	6,439,615	22,014
	Highwealth Construction Corp.	14,492,803	21,989
	Chicony Electronics Co. Ltd.	8,231,280	21,829
	Elite Material Co. Ltd.	3,833,298	21,463
	Lotes Co. Ltd.	911,897	21,392
	Alchip Technologies Ltd.	896,520	21,306
	Taiwan Fertilizer Co. Ltd.	9,796,225	21,010
*	HTC Corp.	9,406,079	20,647
	Simplo Technology Co. Ltd.	2,333,139	20,622
	Phison Electronics Corp.	2,093,894	20,540
	momo.com Inc.	724,609	19,862
*	Gigabyte Technology Co. Ltd.	6,393,160	19,754
	King Yuan Electronics Co. Ltd.	14,915,721	19,677

		Shares	Market Value ($000)
	Bizlink Holding Inc.	1,822,556	19,658
	Taichung Commercial Bank Co. Ltd.	43,944,924	19,567
	Global Unichip Corp.	1,140,525	19,408
	AUO Corp. ADR	3,305,817	19,041
	Nanya Technology Corp.	10,837,186	19,039
	Radiant Opto-Electronics Corp.	5,956,517	18,642
	IBF Financial Holdings Co. Ltd.	37,909,105	17,889
	Qisda Corp.	18,240,660	17,481
	Nien Made Enterprise Co. Ltd.	1,810,202	17,389
	Yulon Finance Corp.	2,810,299	16,829
	China Petrochemical Development Corp.	48,950,204	16,758
	ASMedia Technology Inc.	509,775	16,716
	Kinsus Interconnect Technology Corp.	3,511,758	16,107
	Chipbond Technology Corp.	8,498,255	15,575
	Chunghwa Telecom Co. Ltd. ADR	384,559	15,448
	King's Town Bank Co. Ltd.	13,096,696	15,274
	International Games System Co. Ltd.	1,277,526	15,142
	Ruentex Industries Ltd.	7,176,681	14,862
	Faraday Technology Corp.	2,780,786	14,669
	Great Wall Enterprise Co. Ltd.	8,907,100	14,574
	Wisdom Marine Lines Co. Ltd.	6,319,487	14,509
	Eternal Materials Co. Ltd.	13,481,248	14,498
	Genius Electronic Optical Co. Ltd.	1,089,565	14,473
	Jentech Precision Industrial Co. Ltd.	1,098,948	14,430
	Nan Ya Printed Circuit Board Corp.	1,752,556	14,199
	ENNOSTAR Inc.	8,484,740	14,116
	YFY Inc.	17,219,047	13,892
*	Medigen Vaccine Biologics Corp.	2,011,279	13,835
	Tung Ho Steel Enterprise Corp.	7,947,069	13,787
	Elan Microelectronics Corp.	3,785,344	13,786
	CTCI Corp.	9,221,642	13,705
	Episil Technologies Inc.	3,970,233	13,661
	Tong Hsing Electronic Industries Ltd.	2,051,876	13,487
	Asia Vital Components Co. Ltd.	3,395,644	13,469
*,2	United Microelectronics Corp. ADR	1,974,800	13,468
	Poya International Co. Ltd.	1,047,661	13,148
*	FLEXium Interconnect Inc.	4,301,334	13,074
	Makalot Industrial Co. Ltd.	2,730,187	12,938
	Taiwan Glass Industry Corp.	21,715,615	12,926
	King Slide Works Co. Ltd.	842,930	12,840
	WT Microelectronics Co. Ltd.	5,393,486	12,497
*	United Renewable Energy Co. Ltd.	16,818,408	12,421
	Goldsun Building Materials Co. Ltd.	14,983,982	12,410
	Shinkong Synthetic Fibers Corp.	20,047,312	12,195
*	Nan Kang Rubber Tire Co. Ltd.	9,215,745	12,187
	ITEQ Corp.	5,101,177	12,150
	Gold Circuit Electronics Ltd.	4,408,941	12,057
	Formosa Taffeta Co. Ltd.	13,865,498	12,018
	Via Technologies Inc.	4,768,909	11,767
	Mitac Holdings Corp.	12,399,570	11,710
	Taiwan Secom Co. Ltd.	3,401,466	11,673
	Yulon Motor Co. Ltd.	7,606,574	11,670
	Advanced Energy Solution Holding Co. Ltd.	325,450	11,661
	AP Memory Technology Corp.	1,698,146	11,519
	Cheng Loong Corp.	12,583,761	11,402
	Feng Hsin Steel Co. Ltd.	5,121,000	11,340
	Microbio Co. Ltd.	5,772,965	11,229
	Far Eastern International Bank	29,641,255	11,214

		Shares	Market Value ($000)
	Taiwan Surface Mounting Technology Corp.	3,818,113	11,098
	Pan Jit International Inc.	5,033,398	11,049
	Chung-Hsin Electric & Machinery Manufacturing Corp.	5,622,593	10,977
	Topco Scientific Co. Ltd.	2,123,260	10,973
	United Integrated Services Co. Ltd.	2,093,603	10,734
	Kenda Rubber Industrial Co. Ltd.	8,303,000	10,706
	TXC Corp.	3,635,090	10,666
	Wafer Works Corp.	6,647,312	10,618
	Tong Yang Industry Co. Ltd.	6,083,142	10,233
	Primax Electronics Ltd.	4,322,882	10,119
	HannStar Display Corp.	30,585,793	10,034
	Capital Securities Corp.	26,217,508	10,021
	Sanyang Motor Co. Ltd.	7,818,689	9,997
	Wistron NeWeb Corp.	3,921,164	9,844
	Huaku Development Co. Ltd.	3,182,856	9,537
	Sigurd Microelectronics Corp.	5,686,585	9,520
	ChipMOS Technologies Inc.	8,010,348	9,515
	Chung Hung Steel Corp.	11,166,000	9,459
*	Fitipower Integrated Technology Inc.	1,956,648	9,345
	Tainan Spinning Co. Ltd.	15,188,940	9,149
	Taiwan Hon Chuan Enterprise Co. Ltd.	3,689,133	9,141
	USI Corp.	11,903,641	9,121
	Sercomm Corp.	2,995,250	9,101
	XinTec Inc.	2,098,714	9,094
*	Yieh Phui Enterprise Co. Ltd.	16,610,938	9,089
	Arcadyan Technology Corp.	2,178,082	9,079
	Fusheng Precision Co. Ltd.	1,459,000	8,993
	Ardentec Corp.	6,434,391	8,878
	Elite Semiconductor Microelectronics Technology Inc.	3,206,717	8,830
	Coretronic Corp.	4,849,212	8,737
	Standard Foods Corp.	6,083,849	8,704
	Center Laboratories Inc.	4,359,652	8,539
	Nuvoton Technology Corp.	2,102,000	8,480
	Greatek Electronics Inc.	4,081,961	8,459
	Far Eastern Department Stores Ltd.	13,347,887	8,456
	Fulgent Sun International Holding Co. Ltd.	1,481,744	8,448
	Hota Industrial Manufacturing Co. Ltd.	3,074,801	8,408
	Taiwan Semiconductor Co. Ltd.	3,091,342	8,360
	SDI Corp.	2,044,876	8,321
*	RDC Semiconductor Co. Ltd.	704,000	8,289
	Kinik Co.	1,539,479	8,144
	TSRC Corp.	9,328,009	8,084
	Pegavision Corp.	525,000	8,061
	Transcend Information Inc.	3,771,325	8,054
*	EirGenix Inc.	2,680,277	8,027
	China Steel Chemical Corp.	2,048,245	8,004
	International CSRC Investment Holdings Co.	11,535,159	7,900
	Grand Pacific Petrochemical	11,818,283	7,853
	Charoen Pokphand Enterprise	2,989,431	7,848
	Hotai Finance Co. Ltd.	2,272,000	7,842
	U-Ming Marine Transport Corp.	5,521,610	7,761
	Everlight Electronics Co. Ltd.	5,511,687	7,687
	Getac Holdings Corp.	4,874,752	7,682
	Farglory Land Development Co. Ltd.	3,640,158	7,668
	Clevo Co.	7,058,551	7,471
*	Kinpo Electronics	17,258,193	7,463
	Foxsemicon Integrated Technology Inc.	1,127,131	7,447
	Shiny Chemical Industrial Co. Ltd.	1,476,250	7,436

		Shares	Market Value ($000)
	Solar Applied Materials Technology Corp.	5,932,689	7,358
	Century Iron & Steel Industrial Co. Ltd.	2,150,000	7,353
	Universal Vision Biotechnology Co. Ltd.	660,000	7,248
	O-Bank Co. Ltd.	26,495,547	7,243
	Merry Electronics Co. Ltd.	2,675,063	7,237
	Sitronix Technology Corp.	1,283,567	7,222
	Supreme Electronics Co. Ltd.	5,801,259	7,211
	General Interface Solution Holding Ltd.	2,711,276	7,101
	Taiwan-Asia Semiconductor Corp.	5,043,266	6,981
	Wah Lee Industrial Corp.	2,365,768	6,954
	Nantex Industry Co. Ltd.	4,778,409	6,856
	Taiwan Paiho Ltd.	3,334,592	6,811
	Grape King Bio Ltd.	1,476,683	6,538
	TCI Co. Ltd.	1,355,788	6,538
	TTY Biopharm Co. Ltd.	2,763,457	6,535
*	TSEC Corp.	5,579,454	6,390
	Evergreen International Storage & Transport Corp.	6,521,793	6,385
	Pan-International Industrial Corp.	5,380,613	6,383
	Gudeng Precision Industrial Co. Ltd.	772,054	6,335
	Adimmune Corp.	4,704,575	6,327
	ADATA Technology Co. Ltd.	3,225,467	6,313
	Asia Optical Co. Inc.	2,963,519	6,239
	Cleanaway Co. Ltd.	1,062,359	6,189
	China Motor Corp.	3,644,222	6,178
	UPC Technology Corp.	12,067,277	6,131
	Longchen Paper & Packaging Co. Ltd.	11,728,331	6,086
*	Taiwan Mask Corp.	2,390,000	6,076
	FocalTech Systems Co. Ltd.	2,421,403	6,044
	Chang Wah Electromaterials Inc.	5,434,000	6,041
	Visual Photonics Epitaxy Co. Ltd.	2,431,609	6,008
*	OBI Pharma Inc.	2,126,690	5,879
	Ta Ya Electric Wire & Cable	7,300,453	5,829
	Chong Hong Construction Co. Ltd.	2,392,790	5,799
	Sporton International Inc.	846,132	5,797
*	Lotus Pharmaceutical Co. Ltd.	1,216,189	5,784
	Ennoconn Corp.	793,996	5,745
	Taiwan Union Technology Corp.	3,255,239	5,691
	Hu Lane Associate Inc.	1,120,482	5,680
	Holtek Semiconductor Inc.	2,087,952	5,640
	Ton Yi Industrial Corp.	10,277,324	5,639
	Cheng Uei Precision Industry Co. Ltd.	5,170,595	5,630
	Continental Holdings Corp.	5,719,000	5,584
	Holy Stone Enterprise Co. Ltd.	1,819,126	5,565
	Oriental Union Chemical Corp.	9,505,474	5,533
	BES Engineering Corp.	18,702,754	5,527
	AcBel Polytech Inc.	5,130,994	5,519
	TaiDoc Technology Corp.	843,645	5,503
	Chicony Power Technology Co. Ltd.	2,243,000	5,480
	Sunplus Technology Co. Ltd.	5,587,752	5,458
	President Securities Corp.	10,394,690	5,455
	AURAS Technology Co. Ltd.	914,000	5,419
	St. Shine Optical Co. Ltd.	605,727	5,314
	TPK Holding Co. Ltd.	4,615,313	5,307
*	Etron Technology Inc.	3,059,651	5,288
	Silicon Integrated Systems Corp.	7,919,838	5,286
	Test Research Inc.	2,524,878	5,199
*	Shihlin Paper Corp.	2,762,000	5,198
	Sunny Friend Environmental Technology Co. Ltd.	842,798	5,196

		Shares	Market Value ($000)
	Taiwan Cogeneration Corp.	4,108,754	5,117
	Shin Zu Shing Co. Ltd.	1,889,166	5,116
	YC INOX Co. Ltd.	4,978,055	5,101
	Thinking Electronic Industrial Co. Ltd.	1,087,000	5,087
	China General Plastics Corp.	6,020,597	5,077
	Kindom Development Co. Ltd.	5,036,850	5,061
	Formosa International Hotels Corp.	872,756	5,017
*	Taiwan TEA Corp.	7,832,399	5,011
	Gloria Material Technology Corp.	4,801,126	5,008
	Nichidenbo Corp.	3,112,000	4,991
	Apex International Co. Ltd.	2,406,000	4,938
	Formosa Sumco Technology Corp.	849,000	4,907
	LandMark Optoelectronics Corp.	943,155	4,898
*	TaiMed Biologics Inc.	2,549,087	4,881
	RichWave Technology Corp.	1,022,600	4,871
	Hannstar Board Corp.	4,438,657	4,817
	Innodisk Corp.	852,137	4,815
	Cub Elecparts Inc.	1,008,865	4,784
*	Unizyx Holding Corp.	4,546,555	4,743
*	Career Technology MFG. Co. Ltd.	6,212,395	4,731
	CyberTAN Technology Inc.	4,608,006	4,708
	Asia Polymer Corp.	5,358,624	4,658
	Pixart Imaging Inc.	1,538,804	4,641
	Chang Wah Technology Co. Ltd.	1,784,000	4,631
	Dynapack International Technology Corp.	1,876,479	4,623
	Flytech Technology Co. Ltd.	1,526,785	4,603
	China Man-Made Fiber Corp.	17,620,236	4,581
*	Phihong Technology Co. Ltd.	3,645,679	4,570
*	Unitech Printed Circuit Board Corp.	7,947,956	4,538
	Global Mixed Mode Technology Inc.	916,342	4,533
	Advanced Wireless Semiconductor Co.	1,859,030	4,490
	Prince Housing & Development Corp.	11,396,870	4,403
*	Mercuries Life Insurance Co. Ltd.	21,064,250	4,398
*	Asia Pacific Telecom Co. Ltd.	19,115,002	4,392
	Actron Technology Corp.	771,000	4,385
	Gemtek Technology Corp.	4,297,668	4,367
	Chlitina Holding Ltd.	703,977	4,347
	Andes Technology Corp.	483,000	4,314
	Marketech International Corp.	1,123,000	4,283
	Advanced Ceramic X Corp.	682,971	4,267
	Cathay Real Estate Development Co. Ltd.	7,694,505	4,244
	Chin-Poon Industrial Co. Ltd.	4,428,799	4,228
*	D-Link Corp.	7,312,584	4,225
	Genesys Logic Inc.	1,045,000	4,206
	Taiwan PCB Techvest Co. Ltd.	3,381,549	4,193
	Hsin Kuang Steel Co. Ltd.	3,491,403	4,133
	Depo Auto Parts Ind Co. Ltd.	1,664,025	4,047
	KMC Kuei Meng International Inc.	764,000	4,037
	Co-Tech Development Corp.	2,844,000	4,034
	Darfon Electronics Corp.	2,962,164	3,981
*	CSBC Corp. Taiwan	6,601,860	3,974
	Systex Corp.	1,608,140	3,952
	Sonix Technology Co. Ltd.	2,033,316	3,948
	Tung Thih Electronic Co. Ltd.	782,118	3,943
	Chunghwa Precision Test Tech Co. Ltd.	255,368	3,901
	Ho Tung Chemical Corp.	12,421,141	3,888
	T3EX Global Holdings Corp.	1,350,000	3,888
	Taiwan Sakura Corp.	1,830,006	3,869

		Shares	Market Value ($000)
*	Lealea Enterprise Co. Ltd.	10,975,771	3,845
	ITE Technology Inc.	1,662,399	3,809
	Amazing Microelectronic Corp.	955,000	3,754
	Hung Sheng Construction Ltd.	4,538,107	3,727
	ScinoPharm Taiwan Ltd.	4,340,946	3,708
	Federal Corp.	5,711,195	3,705
	Gourmet Master Co. Ltd.	1,044,237	3,696
	Ultra Chip Inc.	878,000	3,670
	Advanced International Multitech Co. Ltd.	1,330,115	3,654
	Alpha Networks Inc.	3,443,750	3,610
	Lung Yen Life Service Corp.	2,658,221	3,578
*	Weltrend Semiconductor	1,978,182	3,567
	PharmaEngine Inc.	1,071,477	3,551
	Taiflex Scientific Co. Ltd.	2,552,994	3,513
*	CMC Magnetics Corp.	13,872,610	3,491
	Orient Semiconductor Electronics Ltd.	6,328,208	3,488
	Wei Chuan Foods Corp.	5,095,507	3,459
	Motech Industries Inc.	3,450,214	3,451
	Everlight Chemical Industrial Corp.	5,142,329	3,447
	Swancor Holding Co. Ltd.	935,426	3,445
	AmTRAN Technology Co. Ltd.	8,388,029	3,422
	Jih Sun Financial Holdings Co. Ltd.	8,907,796	3,408
	Xxentria Technology Materials Corp.	1,544,444	3,404
	China Metal Products	3,448,113	3,391
	Altek Corp.	2,676,823	3,381
	Soft-World International Corp.	1,363,372	3,376
	Sunonwealth Electric Machine Industry Co. Ltd.	2,575,000	3,343
	Sincere Navigation Corp.	4,171,309	3,324
	Dimerco Express Corp.	1,326,453	3,314
	Mercuries & Associates Holding Ltd.	5,536,546	3,291
	Wowprime Corp.	775,817	3,201
	Dynamic Electronics Co. Ltd.	4,559,365	3,191
	Posiflex Technology Inc.	706,612	3,179
	Anpec Electronics Corp.	750,000	3,160
*	First Steamship Co. Ltd.	9,563,441	3,107
	Chief Telecom Inc.	309,000	3,101
	Huang Hsiang Construction Corp.	2,133,571	3,084
*	Gigastorage Corp.	4,153,817	3,073
	Sensortek Technology Corp.	330,000	3,062
	Gamania Digital Entertainment Co. Ltd.	1,543,424	3,061
*	Taiwan Styrene Monomer	6,364,977	2,953
	Kaimei Electronic Corp.	1,584,000	2,948
	Global Brands Manufacture Ltd.	2,934,799	2,918
	Topkey Corp.	593,000	2,918
	Chung Hwa Pulp Corp.	5,136,818	2,916
	Acter Group Corp. Ltd.	449,584	2,870
	Kung Long Batteries Industrial Co. Ltd.	613,932	2,863
	91APP Inc.	815,931	2,863
	Chun Yuan Steel Industry Co. Ltd.	5,365,000	2,827
	Quanta Storage Inc.	2,042,136	2,811
	Chia Hsin Cement Corp.	4,581,000	2,799
	Speed Tech Corp.	1,513,000	2,774
	Fittech Co. Ltd.	723,890	2,750
	VIA Labs Inc.	339,000	2,741
	ASROCK Inc.	790,000	2,663
	YungShin Global Holding Corp.	1,930,434	2,633
	Sampo Corp.	2,982,497	2,615
*	Taigen Biopharmaceuticals Holdings Ltd.	4,042,526	2,605

		Shares	Market Value ($000)
	Bank of Kaohsiung Co. Ltd.	5,826,866	2,596
	Elite Advanced Laser Corp.	1,811,862	2,549
*	Lingsen Precision Industries Ltd.	4,474,421	2,545
	Johnson Health Tech Co. Ltd.	1,351,092	2,533
	PChome Online Inc.	1,180,661	2,527
	Sinyi Realty Inc.	2,468,300	2,518
*	Firich Enterprises Co. Ltd.	2,384,719	2,506
	Radium Life Tech Co. Ltd.	8,145,715	2,482
	Adlink Technology Inc.	1,307,484	2,447
*	Tyntek Corp.	3,669,095	2,327
	Elitegroup Computer Systems Co. Ltd.	3,126,479	2,313
	China Electric Manufacturing Corp.	3,583,227	2,298
*	Shining Building Business Co. Ltd.	7,324,769	2,256
	Namchow Holdings Co. Ltd.	1,490,971	2,252
	KEE TAI Properties Co. Ltd.	5,074,979	2,244
	Egis Technology Inc.	822,582	2,227
	TYC Brother Industrial Co. Ltd.	2,095,099	2,223
	Ability Enterprise Co. Ltd.	2,620,904	2,199
	TA-I Technology Co. Ltd.	1,490,535	2,184
	Syncmold Enterprise Corp.	1,052,099	2,182
	Zeng Hsing Industrial Co. Ltd.	484,619	2,172
*	Ambassador Hotel	1,968,000	2,165
*	Li Peng Enterprise Co. Ltd.	7,797,714	2,134
	HannsTouch Solution Inc.	6,761,304	2,124
	Aten International Co. Ltd.	848,480	2,108
	WUS Printed Circuit Co. Ltd.	2,273,785	2,108
	Gigasolar Materials Corp.	415,250	2,066
	Machvision Inc.	426,775	2,034
	IEI Integration Corp.	1,104,669	2,022
	China Chemical & Pharmaceutical Co. Ltd.	2,754,766	1,956
*	Ritek Corp.	7,845,658	1,948
*	Savior Lifetec Corp.	3,540,851	1,912
	Yulon Nissan Motor Co. Ltd.	259,842	1,890
	Rexon Industrial Corp. Ltd.	1,678,000	1,857
	Shin Foong Specialty & Applied Materials Co. Ltd.	660,361	1,850
	Yeong Guan Energy Technology Group Co. Ltd.	952,217	1,824
	Formosan Rubber Group Inc.	2,625,306	1,823
*	Li Cheng Enterprise Co. Ltd.	1,732,420	1,812
*	Medigen Biotechnology Corp.	1,297,797	1,789
	Nidec Chaun-Choung Technology Corp.	491,645	1,717
	Bioteque Corp.	477,000	1,681
	Rich Development Co. Ltd.	5,705,660	1,676
*	Brogent Technologies Inc.	410,643	1,671
*,1	Pharmally International Holding Co. Ltd.	868,039	1,641
	Kuo Toong International Co. Ltd.	2,541,809	1,627
*	Darwin Precisions Corp.	4,662,570	1,589
*	Newmax Technology Co. Ltd.	1,553,000	1,576
	Cyberlink Corp.	518,066	1,558
	Kuo Yang Construction Co. Ltd.	2,350,000	1,525
	Nan Liu Enterprise Co. Ltd.	556,000	1,510
	Ichia Technologies Inc.	3,112,439	1,503
*	ALI Corp.	1,800,362	1,490
	Basso Industry Corp.	1,044,339	1,468
	Dyaco International Inc.	1,140,000	1,466
	CHC Healthcare Group	1,144,222	1,400
*	Zinwell Corp.	2,403,006	1,383
	Iron Force Industrial Co. Ltd.	648,535	1,369
	AGV Products Corp.	3,744,983	1,368

		Shares	Market Value ($000)
	Taiyen Biotech Co. Ltd.	1,165,580	1,317
	L&K Engineering Co. Ltd.	1,285,623	1,315
*	Infortrend Technology Inc.	2,501,873	1,259
	Rechi Precision Co. Ltd.	2,143,896	1,214
	GeneReach Biotechnology Corp.	422,635	1,125
	Sheng Yu Steel Co. Ltd.	1,463,000	1,124
	Test Rite International Co. Ltd.	1,530,875	1,113
	Senao International Co. Ltd.	952,428	990
	Hong Pu Real Estate Development Co. Ltd.	1,346,931	967
	Jess-Link Products Co. Ltd.	801,887	967
	FSP Technology Inc.	719,071	872
*	Roo Hsing Co. Ltd.	7,988,144	777
*	Tong-Tai Machine & Tool Co. Ltd.	1,479,126	687
	Globe Union Industrial Corp.	1,603,001	649
*,1	Unity Opto Technology Co. Ltd.	4,231,961	582
	Toung Loong Textile Manufacturing	586,481	557
	Run Long Construction Co. Ltd.	236,617	523
*,1	Taiwan Land Development Corp.	448,935	40
*,1	Pihsiang Machinery Manufacturing Co. Ltd.	1,232,000	—
*,1	XPEC Entertainment Inc.	872,075	—
*,1	E-Ton Solar Tech Co. Ltd.	696,074	—
*,1	Green Energy Technology Inc.	2,817,405	—
*,1	Walsin Lihwa Corp. Rights Exp. 8/3/22	2,887,846	—
*,1	YungShin Global Holding Corp. Rights Exp. 8/5/22	183,468	—
*,1	Unitech Printed Circuit Board Corp. Rights Exp. 8/12/22	513,262	—
*,1	Hiwin Technologies Corp. Rights Exp. 8/22/22	111,159	—
*,1	RichWave Technology Corp. Rights Exp. 9/5/22	14,737	—
*,1	Yulon Finance Corp. Rights Exp. 8/22/22	199,272	—
*,1	Motech Industries Inc. Rights Exp. 8/18/22	248,774	—
			15,558,399
Thailand (0.7%)
	PTT PCL (Foreign)	196,095,899	186,869
	CP ALL PCL (Foreign)	78,866,894	131,955
	Siam Cement PCL (Foreign)	10,934,858	111,266
*	Airports of Thailand PCL (Foreign)	48,969,564	94,354
	Bangkok Dusit Medical Services PCL (Foreign)	115,370,543	84,375
	PTT Exploration & Production PCL (Foreign)	18,529,198	83,308
	Advanced Info Service PCL (Foreign)	14,762,975	81,147
	Kasikornbank PCL (Foreign)	19,518,050	78,240
	Gulf Energy Development PCL (Foreign)	51,568,165	66,808
	Central Pattana PCL (Foreign)	35,833,647	62,417
	SCB X PCL (Foreign)	19,770,521	54,515
	Delta Electronics Thailand PCL (Foreign)	4,058,352	52,673
*	Minor International PCL (Foreign)	52,798,777	48,563
	Energy Absolute PCL (Foreign)	20,943,015	47,336
	Charoen Pokphand Foods PCL (Foreign)	63,710,276	43,789
	Central Retail Corp. PCL (Foreign)	39,676,063	39,752
	Intouch Holdings PCL (Foreign)	19,168,942	36,825
	Krung Thai Bank PCL (Foreign)	82,157,931	35,731
	Indorama Ventures PCL (Foreign)	28,166,293	33,714
	Bangkok Bank PCL (Foreign)	9,007,589	32,759
	PTT Global Chemical PCL (Foreign)	25,806,663	31,340
[2]	Banpu PCL (Foreign)	82,325,811	30,311
	BTS Group Holdings PCL (Foreign)	114,547,777	26,987
[2]	Krungthai Card PCL (Foreign)	16,526,616	26,011
	Home Product Center PCL (Foreign)	69,672,440	25,237
	Bangkok Expressway & Metro PCL (Foreign)	103,973,658	24,700
	Digital Telecommunications Infrastructure Fund	65,341,941	24,002

		Shares	Market Value ($000)
	PTT Oil & Retail Business PCL (Foreign)	34,311,032	23,671
	Land & Houses PCL (Foreign)	101,100,364	23,450
	Bumrungrad Hospital PCL (Foreign)	4,554,516	22,696
	Thonburi Healthcare Group PCL (Foreign)	12,357,943	21,828
	SCG Packaging PCL (Foreign)	15,557,352	21,825
	Thai Oil PCL (Foreign)	14,365,401	20,305
	Tisco Financial Group PCL (Foreign)	7,676,011	18,547
	Electricity Generating PCL (Foreign)	3,660,020	18,454
	True Corp. PCL (Foreign)	135,483,015	17,576
[2]	KCE Electronics PCL (Foreign)	9,999,116	17,354
	TMBThanachart Bank PCL (Foreign)	521,293,322	17,141
	Ratch Group PCL (Foreign)	16,354,596	17,038
	Global Power Synergy PCL (Foreign)	8,871,868	16,457
	JMT Network Services PCL (Foreign)	7,868,661	16,102
	Thai Union Group PCL (Foreign)	35,897,690	15,947
	Siam Makro PCL (Foreign)	16,078,214	14,963
	Kiatnakin Phatra Bank PCL (Foreign)	8,145,264	14,726
	Osotspa PCL (Foreign)	16,541,993	14,126
	Asset World Corp. PCL (Foreign)	99,641,470	13,701
[2]	Mega Lifesciences PCL (Foreign)	9,895,287	13,259
[2]	IRPC PCL (Foreign)	147,787,963	13,243
	Com7 PCL (Foreign)	15,724,654	13,225
	Ngern Tid Lor PCL (Foreign)	16,517,845	12,890
*	Jasmine Technology Solution PCL (Foreign)	4,832,268	12,885
	Carabao Group PCL (Foreign)	4,041,625	12,473
	Jasmine Broadband Internet Infrastructure Fund	51,457,774	12,365
	Muangthai Capital PCL (Foreign)	9,247,525	12,341
	CPN Retail Growth Leasehold REIT	23,778,710	12,248
	Bangchak Corp. PCL (Foreign)	14,682,273	11,912
	Srisawad Corp. PCL (Foreign)	8,356,707	11,496
	Singer Thailand PCL (Foreign)	9,904,970	11,361
*,2	Central Plaza Hotel PCL (Foreign)	9,586,447	11,037
	Berli Jucker PCL (Foreign)	12,319,709	10,930
	Bangkok Commercial Asset Management PCL (Foreign)	23,370,612	10,819
	Total Access Communication PCL (Foreign)	8,484,397	10,540
[2]	Siam Global House PCL (Foreign)	20,279,136	10,447
	Thanachart Capital PCL (Foreign)	9,617,456	9,935
	Jay Mart PCL (Foreign)	7,493,905	9,838
[2]	WHA Corp. PCL (Foreign)	117,545,499	9,646
*,2	Esso Thailand PCL (Foreign)	32,051,458	9,363
	Supalai PCL (Foreign)	17,643,272	9,332
	Hana Microelectronics PCL (Foreign)	7,344,824	9,278
	B Grimm Power PCL (Foreign)	8,833,784	9,179
	Gunkul Engineering PCL (Foreign)	57,272,517	8,440
	VGI PCL (Foreign)	69,592,373	8,310
	Bangkok Chain Hospital PCL (Foreign)	14,415,938	7,985
	Dhipaya Group Holdings PCL (Foreign)	4,974,234	7,939
[2]	CH Karnchang PCL (Foreign)	13,126,859	7,652
	AP Thailand PCL (Foreign)	27,725,815	7,390
	CK Power PCL (Foreign)	49,457,878	7,226
	Chularat Hospital PCL (Foreign)	70,113,220	7,138
	Thailand Future Fund	32,148,915	6,882
[2]	Sri Trang Agro-Industry PCL (Foreign)	11,319,782	6,707
	Dohome PCL (Foreign)	15,012,815	6,640
	Amata Corp. PCL (Foreign)	13,206,271	6,495
	AEON Thana Sinsap Thailand PCL (Foreign)	1,416,527	6,429
	Sri Trang Gloves Thailand PCL (Foreign)	13,093,343	5,819
	Star Petroleum Refining PCL (Foreign)	17,969,209	5,788

		Shares	Market Value ($000)
	TQM Corp. PCL (Foreign)	4,473,300	5,501
*	STARK Corp. PCL (Foreign)	46,127,100	5,470
	Thoresen Thai Agencies PCL (Foreign)	20,641,770	4,975
	BEC World PCL (Foreign)	14,132,124	4,863
[2]	Precious Shipping PCL (Foreign)	9,509,652	4,695
	TPI Polene PCL (Foreign)	107,374,043	4,627
	Sino-Thai Engineering & Construction PCL (Foreign)	13,904,642	4,598
	TTW PCL (Foreign)	16,167,145	4,565
	Sansiri PCL (Foreign)	165,373,611	4,530
[2]	TOA Paint Thailand PCL (Foreign)	5,962,418	4,461
	Tipco Asphalt PCL (Foreign)	9,870,264	4,302
	Bangkok Life Assurance PCL (Foreign)	4,107,580	4,262
*	Plan B Media PCL (Foreign)	24,826,399	4,087
	IMPACT Growth REIT	10,316,486	4,066
	Siam City Cement PCL (Foreign)	965,449	4,006
[2]	Kerry Express Thailand PCL (Foreign)	6,473,000	3,986
	Quality Houses PCL (Foreign)	67,350,088	3,924
	Major Cineplex Group PCL (Foreign)	6,800,679	3,831
	Thai Vegetable Oil PCL (Foreign)	4,620,391	3,826
	Thaifoods Group PCL (Foreign)	24,151,004	3,748
*	BTS Rail Mass Transit Growth Infrastructure Fund	32,054,557	3,619
*	Bangkok Land PCL (Foreign)	129,515,195	3,618
*,2	Jasmine International PCL (Foreign)	48,032,178	3,468
[2]	PTG Energy PCL (Foreign)	8,263,777	3,247
*	MBK PCL (Foreign)	7,358,038	3,162
[2]	Super Energy Corp. PCL (Foreign)	152,719,066	2,955
	TPI Polene Power PCL (Foreign)	28,372,012	2,863
[2]	Banpu Power PCL (Foreign)	6,863,437	2,824
	GFPT PCL (Foreign)	6,327,295	2,715
	Ratchthani Leasing PCL (Foreign)	24,276,994	2,708
	Bangkok Life Assurance PCL NVDR	2,538,325	2,634
*	Italian-Thai Development PCL (Foreign)	45,726,183	2,550
	Workpoint Entertainment PCL (Foreign)	4,658,553	2,455
	BCPG PCL (Foreign)	8,752,273	2,447
	Origin Property PCL (Foreign)	8,151,381	2,235
	Pruksa Holding PCL (Foreign)	6,478,484	2,196
*	Pruksa Real Estate PCL (Foreign)	7,721,100	1,951
	MK Restaurants Group PCL (Foreign)	1,327,640	1,852
	North Bangkok Power Plant Block 1 Infrastructure Fund - EGAT	10,095,586	1,794
*	Bangkok Airways PCL (Foreign)	6,876,393	1,792
	Thaicom PCL (Foreign)	7,148,478	1,722
*	U City plc (Foreign)	44,217,565	1,403
	SPCG PCL (Foreign)	3,273,834	1,402
[2]	Taokaenoi Food & Marketing PCL (Foreign)	7,071,393	1,384
[2]	LPN Development PCL (Foreign)	10,328,989	1,239
*,1,2	Thai Airways International PCL (Foreign)	13,550,615	1,222
*	Samart Corp. PCL (Foreign)	5,775,730	915
	Kasikornbank PCL NVDR	215,400	863
*	Unique Engineering & Construction PCL (Foreign)	6,186,075	809
*	VGI PCL Warrants Exp. 5/23/27	16,082,270	70
*,1	Inter Far East Energy Corp.	5,655,044	54
*	BCPG PCL Warrants Exp. 11/13/23	1	—
*	Samart Corp. PCL Warrants Exp. 5/17/24	1	—
			2,470,264
Turkey (0.1%)
	BIM Birlesik Magazalar A/S	5,782,723	29,805
	Eregli Demir ve Celik Fabrikalari TAS	17,563,382	27,206
	Enka Insaat ve Sanayi A/S	23,507,723	24,525

		Shares	Market Value ($000)
*	Turkiye Petrol Rafinerileri A/S	1,586,358	23,763
	KOC Holding A/S	11,201,274	23,153
	Turkiye Sise ve Cam Fabrikalari A/S	18,633,465	22,770
*	Turk Hava Yollari AO	7,125,367	20,043
	Akbank TAS	40,006,801	19,368
	Turkcell Iletisim Hizmetleri A/S	15,438,195	14,669
	Ford Otomotiv Sanayi A/S	816,122	13,884
	Haci Omer Sabanci Holding A/S	11,517,647	12,787
	Turkiye Is Bankasi A/S Class C	40,611,237	11,903
	Aksa Enerji Uretim A/S Class B	6,615,904	11,157
*	Sasa Polyester Sanayi A/S	4,396,948	10,962
*	Hektas Ticaret TAS	5,146,155	9,467
	Aselsan Elektronik Sanayi ve Ticaret A/S	7,545,444	9,359
	Yapi ve Kredi Bankasi A/S	33,665,179	8,961
	Arcelik A/S	2,212,825	8,034
*	Petkim Petrokimya Holding A/S	15,976,130	7,959
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S	12,724,521	7,622
	Coca-Cola Icecek A/S	892,125	7,239
*	TAV Havalimanlari Holding A/S	2,122,410	6,669
	Tofas Turk Otomobil Fabrikasi A/S	1,591,797	6,572
	AG Anadolu Grubu Holding A/S	1,678,882	6,519
*	Penta Teknoloji Urunleri Dagitim Ticaret A/S Class B	281,541	6,360
*	Is Gayrimenkul Yatirim Ortakligi A/S	5,673,351	6,290
	Turkiye Garanti Bankasi A/S	7,663,590	6,225
	Anadolu Efes Biracilik ve Malt Sanayii A/S Class B	2,617,739	5,379
	Koza Altin Isletmeleri A/S	594,473	5,374
*	Gubre Fabrikalari TAS	1,035,618	5,163
	Aksa Akrilik Kimya Sanayii A/S	1,515,438	4,984
	Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	27,299,220	4,730
*	Kizilbuk Gayrimenkul Yatirim Ortakligi A/S	1,130,940	4,471
*	Pegasus Hava Tasimaciligi A/S	451,571	4,226
	Alarko Holding A/S	1,727,195	3,770
*	Koza Anadolu Metal Madencilik Isletmeleri A/S	2,330,265	3,701
	Turk Telekomunikasyon A/S	7,194,669	3,646
*	Migros Ticaret A/S	1,130,004	3,540
*,3	Mavi Giyim Sanayi ve Ticaret A/S Class B	973,746	3,428
	Bera Holding A/S	3,852,106	3,172
	Tekfen Holding A/S	2,204,316	3,139
*	Turkiye Vakiflar Bankasi TAO	14,243,583	3,111
*	Oyak Cimento Fabrikalari A/S	4,397,874	3,104
[3]	Enerjisa Enerji A/S	3,521,196	2,981
	Otokar Otomotiv ve Savunma Sanayi A/S	104,903	2,808
*	Sok Marketler Ticaret A/S	3,356,967	2,630
	Iskenderun Demir ve Celik A/S	2,043,156	2,599
	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A/S	3,272,523	2,543
	Logo Yazilim Sanayi ve Ticaret A/S	964,515	2,466
	Turk Traktor ve Ziraat Makineleri A/S	183,661	2,443
	Dogan Sirketler Grubu Holding A/S	11,089,973	2,411
*	Turkiye Sinai Kalkinma Bankasi A/S	15,856,119	2,342
	Borusan Yatirim ve Pazarlama A/S	103,564	2,307
	Yatas Yatak ve Yorgan Sanayi ve Ticaret A/S	2,768,259	2,281
*,3	MLP Saglik Hizmetleri A/S Class B	990,214	2,270
*	Turkiye Halk Bankasi A/S	8,219,514	2,239
	Nuh Cimento Sanayi A/S	664,825	2,172
	Tat Gida Sanayi A/S	2,111,539	2,168
	Aygaz A/S	1,019,174	2,116
	Dogus Otomotiv Servis ve Ticaret A/S	425,890	2,017
	Kordsa Teknik Tekstil A/S	731,090	1,978

		Shares	Market Value ($000)
	Is Yatirim Menkul Degerler A/S	1,643,498	1,930
	Ziraat Gayrimenkul Yatirim Ortakligi A/S	10,631,596	1,854
*	Ulker Biskuvi Sanayi A/S	2,056,769	1,695
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret A/S	2,113,713	1,676
	EGE Endustri ve Ticaret A/S	13,989	1,670
*	NET Holding A/S	2,660,790	1,663
	Baskent Dogalgaz Dagitim Gayrimenkul Yatirim Ortakligi A/S	1,805,487	1,584
	Vestel Elektronik Sanayi ve Ticaret A/S	1,035,683	1,394
*	Ipek Dogal Enerji Kaynaklari Arastirma ve Uretim A/S	1,320,007	1,297
	Brisa Bridgestone Sabanci Sanayi ve Ticaret A/S	593,273	1,241
	Cimsa Cimento Sanayi ve Ticaret A/S	542,701	1,179
	Kervan Gida Sanayi ve Ticaret A/S Class B	1,812,514	1,034
*	Sekerbank Turk A/S	9,846,869	943
*	Albaraka Turk Katilim Bankasi A/S	11,880,533	905
	Kartonsan Karton Sanayi ve Ticaret A/S	212,792	903
*	Torunlar Gayrimenkul Yatirim Ortakligi A/S	2,009,237	880
	Polisan Holding A/S	2,589,101	812
*	Zorlu Enerji Elektrik Uretim A/S	6,889,111	802
*	Konya Cimento Sanayii A/S	11,624	733
*	Is Finansal Kiralama A/S	2,638,600	556
	Aksigorta A/S	3,361,144	516
	Akcansa Cimento A/S	345,555	473
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S Class A	230,689	109
*,1	Asya Katilim Bankasi A/S	6,861,580	—
			496,829
United Arab Emirates (0.4%)
	Emirates Telecommunications Group Co. PJSC	45,712,032	346,929
	First Abu Dhabi Bank PJSC	58,013,888	307,038
*	Alpha Dhabi Holding PJSC	17,519,166	117,895
	Abu Dhabi Commercial Bank PJSC	36,335,075	90,313
	Emaar Properties PJSC	52,473,972	78,747
	Aldar Properties PJSC	49,778,779	66,500
	Dubai Islamic Bank PJSC	37,887,433	60,715
	Abu Dhabi Islamic Bank PJSC	18,970,258	47,013
	Abu Dhabi National Oil Co. for Distribution PJSC	37,512,884	43,743
*	Dubai Electricity & Water Authority PJSC	43,876,329	30,355
*	Multiply Group	43,340,261	21,034
	ADNOC Drilling Co. PJSC	20,838,213	20,314
	Fertiglobe plc	14,912,356	19,477
*	Borouge plc	24,181,510	19,355
	Air Arabia PJSC	30,795,792	18,475
	Dubai Investments PJSC	27,070,082	17,043
*	Abu Dhabi Ports Co. PJSC	11,440,508	16,846
*	Emaar Development PJSC	10,861,648	13,133
	GFH Financial Group BSC	43,097,418	12,709
	Dana Gas PJSC	44,442,165	12,113
	Dubai Financial Market PJSC	20,863,723	9,757
	AL Yah Satellite Communications Co-Pjsc-Yah Sat	12,480,306	8,905
*	AL Seer Marine Supplies & Equipment Co. LLC	2,498,809	6,744
*	RAK Properties PJSC	12,918,034	2,442
	Aramex PJSC	2,296,891	2,368
*,1	Arabtec Holding PJSC	11,126,461	1,606
*,1	Drake & Scull International PJSC	7,671,678	773
			1,392,342
United Kingdom (10.0%)
	AstraZeneca plc	20,381,220	2,680,972
	Shell plc	98,779,193	2,635,066

		Shares	Market Value ($000)
	HSBC Holdings plc	264,799,471	1,658,693
	Diageo plc	29,668,864	1,405,469
	BP plc	251,409,418	1,230,464
	British American Tobacco plc	29,751,393	1,165,768
	GSK plc	52,559,444	1,104,285
	Unilever plc	21,424,903	1,043,845
*	Glencore plc	172,106,640	975,449
	Rio Tinto plc	14,309,265	863,844
	RELX plc	24,378,231	721,826
	Reckitt Benckiser Group plc	8,347,480	677,104
	National Grid plc	47,913,386	659,748
	Unilever plc	11,950,835	582,040
	Anglo American plc	15,875,451	573,816
	Compass Group plc	23,429,784	549,111
	Vodafone Group plc	371,345,890	547,237
	Lloyds Banking Group plc	914,609,086	506,381
	London Stock Exchange Group plc	4,814,461	469,856
	Prudential plc	36,168,554	446,117
	Experian plc	12,092,885	423,400
	Barclays plc	219,942,917	421,315
	BAE Systems plc	41,488,892	389,944
	CRH plc	9,718,794	372,951
	Ferguson plc	2,839,477	357,203
	Ashtead Group plc	5,800,008	326,481
	Tesco plc	98,902,392	317,194
[2]	SSE plc	14,031,844	303,065
	Imperial Brands plc	12,417,657	272,646
	Legal & General Group plc	77,924,913	248,855
*	Haleon plc	65,515,781	232,813
*	Flutter Entertainment plc	2,312,420	232,434
	Standard Chartered plc	32,136,401	221,506
	NatWest Group plc	72,047,272	218,826
	Segro plc	15,791,869	211,263
	3i Group plc	12,526,043	194,627
	Aviva plc	37,297,833	180,627
	BT Group plc	91,462,400	180,577
	Bunzl plc	4,430,663	166,286
	Rentokil Initial plc	24,515,761	161,877
	Croda International plc	1,768,532	161,732
	WPP plc	14,000,443	151,098
	Smith & Nephew plc	11,486,216	147,267
	InterContinental Hotels Group plc	2,414,218	143,103
	Spirax-Sarco Engineering plc	966,804	141,065
	Halma plc	4,983,766	140,357
*	Informa plc	19,262,757	140,091
	Next plc	1,648,256	137,220
	Smurfit Kappa Group plc	3,424,757	124,514
	Mondi plc	6,368,621	120,859
*	Rolls-Royce Holdings plc	110,199,926	120,442
	United Utilities Group plc	8,973,559	119,228
	Severn Trent plc	3,295,115	118,465
	Sage Group plc	13,367,168	115,200
	Burberry Group plc	5,175,821	113,783
	Intertek Group plc	2,123,798	113,507
*	Entain plc	7,692,341	113,193
	Melrose Industries plc	56,972,805	112,149
	St. James's Place plc	7,025,543	105,531
*	Meggitt plc	10,300,441	99,221

		Shares	Market Value ($000)
	Persimmon plc	4,179,412	96,403
	Smiths Group plc	5,017,740	94,696
[3]	Auto Trader Group plc	12,216,786	94,186
	Associated British Foods plc	4,571,724	93,379
	Pearson plc	9,804,951	90,747
	M&G plc	33,932,097	88,451
	Rightmove plc	11,035,320	86,272
	DCC plc	1,297,396	84,706
	Whitbread plc	2,649,139	84,322
	Kingfisher plc	26,504,711	83,858
	Land Securities Group plc	9,332,867	83,399
*	Centrica plc	77,398,838	82,933
	Barratt Developments plc	13,334,442	81,763
	RS Group plc	6,176,519	77,977
*	Ocado Group plc	7,581,280	77,938
	Phoenix Group Holdings plc	9,658,280	76,094
	British Land Co. plc	12,137,658	72,981
	Taylor Wimpey plc	46,776,245	72,806
*	Berkeley Group Holdings plc	1,356,621	70,305
	Weir Group plc	3,397,630	69,477
	Admiral Group plc	2,949,417	68,933
	Intermediate Capital Group plc	3,662,707	68,278
	Antofagasta plc	4,556,300	64,830
*	Coca-Cola HBC AG	2,578,817	63,469
	B&M European Value Retail SA	12,247,426	63,415
	Johnson Matthey plc	2,370,631	61,979
	Dechra Pharmaceuticals plc	1,373,457	61,809
	J Sainsbury plc	22,645,597	61,088
	Howden Joinery Group plc	7,306,277	60,310
	DS Smith plc	16,861,928	60,106
	UNITE Group plc	4,182,067	59,625
[3]	ConvaTec Group plc	21,372,686	59,597
	Tritax Big Box REIT plc	24,463,953	58,858
	Man Group plc	17,268,608	57,448
	abrdn plc	28,227,055	57,228
	Spectris plc	1,457,884	55,452
	IMI plc	3,380,815	55,205
	Diploma plc	1,594,022	53,531
	Schroders plc	1,464,725	53,128
	Beazley plc	7,901,015	52,329
	HomeServe plc	3,640,002	52,165
	Tate & Lyle plc	5,283,816	51,762
	Hargreaves Lansdown plc	4,978,356	51,540
	JD Sports Fashion plc	32,414,230	51,486
	IG Group Holdings plc	5,278,040	51,209
	Inchcape plc	4,940,002	50,562
	Drax Group plc	5,247,789	50,341
	Bellway plc	1,622,153	48,477
	Hiscox Ltd.	4,402,260	47,935
	Investec plc	8,716,898	47,155
	Endeavour Mining plc	2,407,731	46,991
	Hikma Pharmaceuticals plc	2,190,244	46,295
	Derwent London plc	1,324,662	46,247
	AVEVA Group plc	1,565,324	45,286
*	Marks & Spencer Group plc	25,680,400	44,522
	ITV plc	48,965,792	44,041
	Direct Line Insurance Group plc	17,396,653	43,658
	Pennon Group plc	3,494,530	42,775

		Shares	Market Value ($000)
[3]	Avast plc	7,340,453	41,612
	Games Workshop Group plc	433,614	41,038
	Royal Mail plc	11,542,239	39,888
	Ultra Electronics Holdings plc	924,394	39,476
	Big Yellow Group plc	2,224,492	38,587
	LondonMetric Property plc	12,539,674	38,319
	Safestore Holdings plc	2,694,626	37,522
	Britvic plc	3,518,844	36,972
	Serco Group plc	15,773,489	36,290
	Rotork plc	11,334,334	35,967
	Travis Perkins plc	2,791,852	35,832
[2]	LXI REIT plc	19,636,750	35,569
	Grainger plc	9,789,233	35,380
*	Wise plc Class A	6,130,005	35,278
	QinetiQ Group plc	7,487,071	34,870
	Harbour Energy plc	7,699,836	34,431
	Future plc	1,485,791	33,290
	Vistry Group plc	2,928,494	33,013
*,3	Watches of Switzerland Group plc	3,043,517	32,993
	Greggs plc	1,322,028	32,961
	Assura plc	38,908,631	32,607
*	Oxford Nanopore Technologies plc	8,334,232	32,551
	Primary Health Properties plc	17,993,304	32,373
	OSB Group plc	5,035,159	32,345
	Computacenter plc	1,017,296	32,245
*	SSP Group plc	10,337,158	32,146
	Hays plc	20,213,249	31,536
*	Indivior plc	7,954,029	31,149
*	Mediclinic International plc	5,116,750	30,276
	Grafton Group plc	2,895,937	29,954
	Genus plc	854,123	29,581
	Balfour Beatty plc	8,559,712	29,291
*,3	Trainline plc	6,043,269	29,256
*	WH Smith plc	1,642,826	28,997
	Virgin Money UK plc	16,370,054	28,552
	Cranswick plc	699,830	28,535
	Softcat plc	1,642,364	28,019
[3]	Airtel Africa plc	14,195,592	27,440
	Spirent Communications plc	7,971,864	27,421
	Close Brothers Group plc	1,989,199	26,889
	Victrex plc	1,110,938	26,166
	Plus500 Ltd.	1,276,022	25,897
	Great Portland Estates plc	3,410,694	25,817
*	Frasers Group plc	2,354,017	25,757
*,2	TUI AG	15,923,957	25,731
	Savills plc	1,758,398	25,637
	Pets at Home Group plc	6,291,351	25,243
*	Energean plc	1,783,982	25,032
	Euromoney Institutional Investor plc	1,398,465	24,760
*	easyJet plc	4,920,051	24,031
	Renishaw plc	451,002	23,943
*	Playtech plc	3,991,656	23,919
	Telecom Plus plc	866,040	23,806
	Brewin Dolphin Holdings plc	3,804,659	23,782
*,3	Countryside Partnerships plc	6,620,506	23,466
	Dr. Martens plc	7,383,223	23,440
[3]	Quilter plc	18,035,782	23,109
	Pagegroup plc	4,113,295	22,894

		Shares	Market Value ($000)
*	Sanne Group plc	2,018,444	22,618
[2]	Shaftesbury plc	3,645,625	22,371
*	IWG plc	9,444,325	22,149
	Paragon Banking Group plc	3,370,493	22,006
	Fresnillo plc	2,433,340	21,874
	Redrow plc	3,061,285	21,645
*,2	International Consolidated Airlines Group SA	14,677,236	21,343
	Domino's Pizza Group plc	5,960,714	20,773
*	Darktrace plc	4,481,940	20,579
*	Ascential plc	5,538,563	19,802
	Oxford Instruments plc	700,249	19,432
*,3	Deliveroo plc Class A	17,076,625	18,903
	Bodycote plc	2,522,909	18,457
	Capital & Counties Properties plc	10,003,884	18,123
	Marshalls plc	2,938,603	17,742
	Mitie Group plc	18,520,072	17,697
*	Helios Towers plc	10,064,467	17,695
	Rathbones Group plc	797,182	17,600
	Lancashire Holdings Ltd.	3,201,987	17,443
[2]	Hammerson plc	57,025,774	17,410
	Moneysupermarket.com Group plc	6,885,355	17,141
*	John Wood Group plc	8,855,461	16,974
	Coats Group plc	18,672,103	16,887
	Hill & Smith Holdings plc	1,041,152	16,735
	Sirius Real Estate Ltd.	14,163,382	16,486
*	Carnival plc	2,031,869	16,384
*,2	HUTCHMED China Ltd.	6,366,029	16,098
	Genuit Group plc	3,088,641	15,995
*	National Express Group plc	7,136,300	15,988
	Firstgroup plc	9,780,811	15,974
	Ashmore Group plc	6,037,843	15,912
	Chemring Group plc	3,725,479	15,767
	Dunelm Group plc	1,504,400	15,642
[3]	JTC plc	1,694,213	15,406
*,3	Network International Holdings plc	6,189,821	15,264
	TP ICAP Group plc	10,342,873	15,013
	Bytes Technology Group plc	2,674,324	14,760
	AJ Bell plc	3,835,739	14,759
	Redde Northgate plc	3,262,562	14,616
	Centamin plc	14,186,282	14,343
*	Babcock International Group plc	3,420,539	14,305
	Morgan Advanced Materials plc	3,670,055	14,284
*	Auction Technology Group plc	1,150,801	14,013
	Synthomer plc	4,892,114	13,955
	Ninety One plc	5,553,036	13,829
	Micro Focus International plc	3,939,937	13,725
	IP Group plc	13,005,709	13,700
	Workspace Group plc	1,890,021	13,585
	Clarkson plc	320,616	13,483
	Premier Foods plc	9,410,692	13,360
[3]	Ibstock plc	5,294,931	13,272
[3]	Biffa plc	2,984,007	13,232
	Morgan Sindall Group plc	521,656	12,933
	CRH plc (XLON)	334,782	12,843
	IntegraFin Holdings plc	3,829,015	12,777
	Vesuvius plc	2,860,522	12,532
*	C&C Group plc	5,138,473	12,419
	FDM Group Holdings plc	1,100,574	12,414

		Shares	Market Value ($000)
	Volution Group plc	2,410,735	12,331
	Kainos Group plc	735,554	12,262
	Hilton Food Group plc	896,877	12,085
	Just Group plc	13,645,020	11,886
*	Molten Ventures plc	2,022,615	11,796
	Essentra plc	3,876,414	11,702
*,2	Tullow Oil plc	18,635,432	11,697
	Crest Nicholson Holdings plc	3,302,905	11,105
*	Capricorn Energy plc	4,127,726	11,068
	Currys plc	13,328,592	10,898
[3]	Petershill Partners plc	3,783,085	10,795
*	S4 Capital plc	6,937,664	10,729
*,3	Spire Healthcare Group plc	3,692,703	10,716
[3]	Bridgepoint Group plc	3,413,487	10,664
*	THG plc Class B	12,612,597	10,517
	NCC Group plc	3,820,877	10,437
	Liontrust Asset Management plc	809,893	10,289
	Balanced Commercial Property Trust Ltd.	6,732,804	9,837
*	Elementis plc	7,326,978	9,757
*,3	Wizz Air Holdings plc	359,299	9,757
*	Senior plc	5,405,561	9,559
	UK Commercial Property REIT Ltd.	10,031,565	9,417
	Jupiter Fund Management plc	5,896,725	9,054
[3]	TI Fluid Systems plc	4,176,123	8,889
	Bank of Georgia Group plc	482,939	8,884
	Keller Group plc	899,782	8,748
*	Moonpig Group plc	3,364,620	8,572
*	Greencore Group plc	6,802,466	8,345
	RHI Magnesita NV	290,507	8,233
	Provident Financial plc	3,344,105	7,903
*	J D Wetherspoon plc	1,153,873	7,880
*	Petrofac Ltd.	5,584,901	7,856
	TBC Bank Group plc	460,235	7,748
	888 Holdings plc	4,223,094	7,599
*	Capita plc	21,224,695	7,453
	XP Power Ltd.	198,995	7,385
	Picton Property Income Ltd.	6,333,944	7,133
[3]	ContourGlobal plc	2,247,256	7,041
*	Mitchells & Butlers plc	3,280,841	6,930
	Ferrexpo plc	3,810,148	6,911
	AG Barr plc	1,016,031	6,698
	Helical plc	1,281,022	6,104
*	Restaurant Group plc	9,673,598	5,997
	Halfords Group plc	2,847,436	5,957
	PZ Cussons plc	2,312,920	5,934
	Wickes Group plc	3,326,780	5,524
*	Oxford Biomedica plc	900,563	5,288
*,2,3	Aston Martin Lagonda Global Holdings plc	895,653	5,268
	Avon Protection plc	360,502	4,673
*	PureTech Health plc	1,953,252	4,664
	CLS Holdings plc	1,878,778	4,642
*	Marston's plc	7,881,259	4,587
[3]	CMC Markets plc	1,446,357	4,535
*,2	Alphawave IP Group plc	2,768,455	4,523
	Devro plc	1,947,827	4,387
	Hochschild Mining plc	4,173,058	4,120
*,2,3	Trustpilot Group plc	4,341,690	4,083
*	SIG plc	8,783,670	3,909

			Shares	Market Value ($000)
*,2		Cineworld Group plc	13,085,542	3,693
*		Rank Group plc	2,629,704	2,889
[3]		Alfa Financial Software Holdings plc	1,298,821	2,378
*,2		AO World plc	3,621,294	1,916
		RHI Magnesita NV	68,324	1,884
[3]		Bakkavor Group plc	1,679,591	1,792
		Micro Focus International plc ADR	370,317	1,270
*,3		Funding Circle Holdings plc	1,967,053	892
*,1,2		NMC Health plc	1,316,787	—
*,1,2		Intu Properties plc	14,406,415	—
[1]		Evraz plc	7,417,198	—
*,1,3		Finablr plc	3,002,811	—
				35,405,587
Total Common Stocks (Cost $330,400,406)				348,853,110
		Coupon
Temporary Cash Investments (2.7%)
Money Market Fund (2.7%)
[6,7]	Vanguard Market Liquidity Fund (Cost $9,463,192)	1.903%	94,668,108	9,463,024
Total Investments (101.2%) (Cost $339,863,598)				358,316,134
Other Assets and Liabilities—Net (-1.2%)				(4,374,710)
Net Assets (100%)				353,941,424
Cost is in $000.
*	Non-income-producing security.
1	Security value determined using significant unobservable inputs.
2	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $5,513,655,000.
3	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2022, the aggregate value was $10,221,876,000, representing 2.9% of net assets.
4	“Other” represents securities that are not classified by the fund’s benchmark index.
5	Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
6	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
7	Collateral of $5,796,466,000 was received for securities on loan.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
NVDR—Non-Voting Depositary Receipt.
REIT—Real Estate Investment Trust.
SDR—Special Drawing Rights.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
Euro Stoxx 50 Index	September 2022	31,855	1,205,275	67,150

Futures Contracts (continued)
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
FTSE 100 Index	September 2022	7,859	706,078	21,491
MSCI Emerging Market Index	September 2022	19,304	963,752	(1,462)
S&P ASX 200 Index	September 2022	3,685	441,563	18,815
S&P TSX 60 Index	September 2022	2,621	485,905	(3,592)
Topix Index	September 2022	6,361	924,217	7,113
				109,515

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
Toronto-Dominion Bank	9/21/22	AUD	537,933	USD	390,098	—	(13,933)
State Street Bank & Trust Co.	9/21/22	AUD	146,056	USD	98,456	3,678	—
Toronto-Dominion Bank	9/21/22	AUD	58,852	USD	40,101	1,053	—
Morgan Stanley Capital Services LLC	9/21/22	AUD	8,998	USD	6,286	6	—
Morgan Stanley Capital Services LLC	9/21/22	AUD	6,891	USD	4,823	—	(4)
BNP Paribas	9/21/22	CAD	268,433	USD	212,898	—	(3,311)
UBS AG	9/21/22	CAD	257,906	USD	204,582	—	(3,214)
HSBC Bank plc	9/21/22	CAD	167,262	USD	128,654	1,941	—
Deutsche Bank AG	9/21/22	CAD	95,672	USD	74,239	460	—
Morgan Stanley Capital Services LLC	9/21/22	CAD	7,570	USD	5,903	7	—
Toronto-Dominion Bank	9/21/22	EUR	325,398	USD	350,473	—	(16,697)
State Street Bank & Trust Co.	9/21/22	EUR	314,256	USD	339,459	—	(17,112)
Morgan Stanley Capital Services LLC	9/21/22	EUR	312,637	USD	337,354	—	(16,668)
Bank of America, N.A.	9/21/22	EUR	200,000	USD	204,279	870	—
BNP Paribas	9/21/22	EUR	48,974	USD	50,198	37	—
Morgan Stanley Capital Services LLC	9/21/22	EUR	47,856	USD	48,924	164	—
State Street Bank & Trust Co.	9/21/22	EUR	11,106	USD	11,378	14	—
State Street Bank & Trust Co.	9/21/22	GBP	204,178	USD	256,419	—	(7,477)

Forward Currency Contracts (continued)
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
BNP Paribas	9/21/22	GBP	196,171	USD	247,081	—	(7,902)
Toronto-Dominion Bank	9/21/22	GBP	100,000	USD	121,890	34	—
HSBC Bank plc	9/21/22	GBP	83,827	USD	100,123	2,082	—
Standard Chartered Bank	9/21/22	GBP	39,595	USD	49,885	—	(1,609)
Morgan Stanley Capital Services LLC	9/21/22	GBP	12,081	USD	14,715	16	—
Citibank, N.A.	9/21/22	INR	15,207,123	USD	193,970	—	(2,994)
BNP Paribas	9/21/22	INR	7,768,676	USD	99,086	—	(1,525)
HSBC Bank plc	9/21/22	INR	7,389,382	USD	94,203	—	(1,405)
State Street Bank & Trust Co.	9/21/22	INR	7,215,488	USD	92,044	—	(1,429)
Toronto-Dominion Bank	9/21/22	JPY	66,253,266	USD	492,078	6,736	—
BNP Paribas	9/21/22	JPY	39,032,289	USD	302,128	—	(8,258)
State Street Bank & Trust Co.	9/21/22	JPY	22,857,950	USD	169,138	2,957	—
UBS AG	9/21/22	JPY	5,620,667	USD	41,096	1,221	—
HSBC Bank plc	9/21/22	JPY	3,133,865	USD	23,425	169	—
Morgan Stanley Capital Services LLC	9/21/22	JPY	1,480,100	USD	10,886	258	—
Toronto-Dominion Bank	9/21/22	USD	14,203	AUD	20,469	—	(111)
BNP Paribas	9/21/22	USD	45,895	BRL	224,999	3,034	—
Barclays Bank plc	9/21/22	USD	45,862	BRL	224,999	3,002	—
HSBC Bank plc	9/21/22	USD	17,384	CAD	22,411	—	(114)
HSBC Bank plc	9/21/22	USD	203,012	CHF	196,960	—	(4,731)
UBS AG	9/21/22	USD	195,109	CHF	189,236	—	(4,487)
State Street Bank & Trust Co.	9/21/22	USD	39,055	EUR	38,456	—	(391)
Toronto-Dominion Bank	9/21/22	USD	60,103	GBP	50,000	—	(859)
Barclays Bank plc	9/21/22	USD	23,754	GBP	19,732	—	(305)
Citibank, N.A.	9/21/22	USD	137,338	HKD	1,075,400	136	—
Standard Chartered Bank	9/21/22	USD	54,499	HKD	426,677	63	—
Royal Bank of Canada	9/21/22	USD	54,497	HKD	426,677	61	—
Toronto-Dominion Bank	9/21/22	USD	20,648	HKD	161,550	37	—
State Street Bank & Trust Co.	9/21/22	USD	110,566	JPY	15,000,000	—	(2,368)
UBS AG	9/21/22	USD	31,670	JPY	4,315,680	—	(822)
BNP Paribas	9/21/22	USD	70,066	KRW	87,262,181	2,842	—
Deutsche Bank AG	9/21/22	USD	74,112	TWD	2,200,642	464	—

Forward Currency Contracts (continued)
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
Bank of America, N.A.	9/21/22	USD	63,600	TWD	1,889,041	381	—
BNP Paribas	9/21/22	USD	58,746	TWD	1,742,182	441	—
HSBC Bank plc	9/21/22	USD	24,873	TWD	737,215	201	—
						32,365	(117,726)
AUD—Australian dollar.
BRL—Brazilian real.
CAD—Canadian dollar.
CHF—Swiss franc.
EUR—euro.
GBP—British pound.
HKD—Hong Kong dollar.
INR—Indian rupee.
JPY—Japanese yen.
KRW—Korean won.
TWD—Taiwanese dollar.
USD—U.S. dollar.

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Contemporary Amperex Technology Co. Ltd. Class A	8/31/22	BANA	51,850	(0.199)	—	(2,784)
FTSE China A Stock Connect CNY All Cap Index	6/17/23	GSI	238,662	1.916	—	(1,269)
Innolux Corp.	8/23/22	GSI	19,091	(0.088)	1,582	—
Nan Ya Printed Circuit Board Corp.	8/31/22	BANA	8,761	5.296	—	(389)
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A	8/31/22	BANA	12,632	2.303	—	(1,009)
Yang Ming Marine Transport Corp.	8/23/22	GSI	17,509	(0.087)	4,456	—
					6,038	(5,451)
1	Based on USD Overnight Bank Funding Rate as of the most recent payment date. Floating interest payment received/paid monthly.
BANA—Bank of America, N.A.
GSI—Goldman Sachs International.
At July 31, 2022, the counterparties had deposited in segregated accounts securities with a value of $11,280,000 in connection with open forward currency contracts and over-the-counter swap contracts.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
D. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
E. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
F.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of July 31, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	35,530,412	820,551	—	36,350,963
Common Stocks—Other	2,856,591	309,448,573	196,983	312,502,147
Temporary Cash Investments	9,463,024	—	—	9,463,024
Total	47,850,027	310,269,124	196,983	358,316,134

Derivative Financial Instruments
Assets
Futures Contracts[1]	114,569	—	—	114,569
Forward Currency Contracts	—	32,365	—	32,365
Swap Contracts	—	6,038	—	6,038
Total	114,569	38,403	—	152,972
Liabilities
Futures Contracts[1]	5,054	—	—	5,054
Forward Currency Contracts	—	117,726	—	117,726
Swap Contracts	—	5,451	—	5,451
Total	5,054	123,177	—	128,231
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.
G.  Transactions during the period in investments where the issuer is another member of The Vanguard Group were as follows:
		Current Period Transactions
	Oct. 31, 2021 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Jul. 31, 2022 Market Value ($000)
Vanguard FTSE Emerging Markets ETF	798,368	—	922	179	(147,360)	14,461	—	650,265
Vanguard Market Liquidity Fund	9,870,433	NA1	NA1	(2,948)	(693)	11,862	95	9,463,024
Total	10,668,801	—	922	(2,769)	(148,053)	26,323	95	10,113,289
1	Not applicable—purchases and sales are for temporary cash investment purposes.